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                                                   hours per response...... 5.0
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-03738
                                   -------------------------------------

                                VALIC COMPANY I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       2929 Allen Parkway, Houston, Texas                       77019
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                                 Evelyn Curran
                             Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                              Houston, Texas 77019
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                   ---------------------

Date of fiscal year end:   May 31
                        --------------
Date of reporting period:  May 31, 2003
                         ----------------

Item 1. Reports to Shareholders.

        Valic Company I, Annual Report at May 31, 2003

                                                                 VALIC Company I

                                                                   Annual Report
                                                                    May 31, 2003

                 VALIC COMPANY I - ANNUAL REPORT MAY 31, 2003



TABLE OF CONTENTS

                Schedule of Investments:

                   Asset Allocation Fund................   1
                   Blue Chip Growth Fund................  10
                   Capital Conservation Fund............  12
                   Core Equity Fund.....................  16
                   Government Securities Fund...........  18
                   Growth & Income Fund.................  19
                   Health Sciences Fund.................  21
                   Income & Growth Fund.................  23
                   International Equities Fund..........  26
                   International Government Bond Fund...  36
                   International Growth I Fund..........  39
                   Large Cap Growth Fund................  41
                   Mid Cap Index Fund...................  43
                   Money Market I Fund..................  48
                   Nasdaq-100(R) Index Fund.............  49
                   Opportunities Fund...................  51
                   Science & Technology Fund............  52
                   Small Cap Fund.......................  53
                   Small Cap Index Fund.................  57
                   Social Awareness Fund................  75
                   Stock Index Fund.....................  78
                   Value Fund...........................  84

                Statements of Assets and Liabilities....  88

                Statements of Operations................  94

                Statements of Changes in Net Assets.....  97

                Notes to Financial Statements........... 103

                Financial Highlights.................... 111

                Report of Independent Auditors.......... 120

                Director Information.................... 121

                Shareholder Tax Information............. 123

--------------------------------------------------------------------------------

                                                                             1
                ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS
May 31, 2003


 NUMBER                                      MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          COMMON STOCK - 53.00%
          ADVERTISING - 0.17%
    4,600 Interpublic Group of Cos., Inc. $      63,250
    3,030 Omnicom Group, Inc.............       211,524
                                          -------------
                                                274,774
                                          -------------
          AEROSPACE/DEFENSE - 0.91%
    9,350 Boeing Co......................       286,764
    3,730 General Dynamics Corp..........       249,239
      570 Goodrich Corp..................        10,414
    7,170 Honeywell International, Inc...       187,854
    2,410 Lockheed Martin Corp...........       111,872
      890 Northrop Grumman Corp..........        78,275
   12,630 Raytheon Co....................       404,665
      870 Rockwell Collins, Inc..........        19,993
    2,280 United Technologies Corp.......       155,610
                                          -------------
                                              1,504,686
                                          -------------
          AIRLINES - 0.13%
   11,370 Delta Air Lines, Inc...........       151,903
    3,760 Southwest Airlines Co..........        60,423
                                          -------------
                                                212,326
                                          -------------
          APPAREL & PRODUCTS - 0.31%
    4,290 Gap, Inc.......................        72,930
    1,740 Jones Apparel Group, Inc. +....        51,087
    2,540 Limited, Inc...................        38,760
    1,290 Liz Claiborne, Inc.............        43,718
    4,510 Nike, Inc., Class B............       252,515
    1,200 Reebok International, Ltd. +...        38,040
      530 VF Corp........................        20,177
                                          -------------
                                                517,227
                                          -------------
          APPLIANCES/FURNISHINGS - 0.03%
      940 Leggett & Platt, Inc...........        20,746
      380 Maytag Corp....................         9,295
      330 Whirlpool Corp.................        18,777
                                          -------------
                                                 48,818
                                          -------------
          AUTOMOTIVE - 0.29%
    1,410 AutoNation, Inc. +.............        19,627
      470 AutoZone, Inc. +...............        39,330
      360 Cooper Tire & Rubber Co........         5,720
    2,100 Danaher Corp...................       140,532
    2,710 Delphi Automotive Systems Corp.        23,902

 NUMBER                                     MARKET
OF SHARES                                   VALUE
------------------------------------------------------
          AUTOMOTIVE - Continued
   10,700 Ford Motor Co................. $     112,350
    2,720 General Motors Corp...........        96,098
      850 Genuine Parts Co..............        27,939
      850 Goodyear Tire & Rubber Co.....         5,542
      630 Visteon Corp..................         3,875
                                         -------------
                                               474,915
                                         -------------
          BANKS - 3.72%
    1,720 AmSouth Bancorp...............        38,390
   14,950 Bank of America Corp..........     1,109,290
    3,720 Bank of New York Co., Inc.....       107,657
   10,040 Bank One Corp.................       375,094
    2,290 BB&T Corp.....................        78,295
    1,100 Charter One Financial, Inc....        33,506
    4,100 Comerica, Inc.................       189,707
    2,800 Fifth Third Bancorp...........       161,000
      610 First Tennessee National Corp.        28,524
   14,780 FleetBoston Financial Corp....       437,045
      465 HSBC Holdings, PLC ADR........        27,560
    1,140 Huntington Bancshares, Inc....        23,381
    2,060 KeyCorp.......................        54,384
    1,060 Marshall & Ilsley Corp........        31,800
    7,680 Mellon Financial Corp.........       208,666
    9,290 National City Corp............       314,188
      780 North Fork Bancorp., Inc......        25,795
    1,070 Northern Trust Corp...........        40,831
    1,380 PNC Financial Services Group..        67,965
    1,400 Providian Financial Corp. +...        12,656
    1,070 Regions Financial Corp........        37,493
    1,680 SouthTrust Corp...............        48,266
    1,610 State Street Bank & Trust Co..        61,679
    1,370 SunTrust Bks., Inc............        81,241
    6,800 Synovus Financial Corp........       155,176
   24,910 U.S. Bancorp..................       590,367
      960 Union Planters Corp...........        30,893
    9,570 Wachovia Corp.................       384,523
   25,170 Wells Fargo & Co..............     1,215,711
    3,090 Zions Bancorp.................       157,652
                                         -------------
                                             6,128,735
                                         -------------
          BEVERAGES - 1.80%
    4,120 Adolph Coors Co., Class B.....       226,930
    7,940 Anheuser-Busch Cos., Inc......       417,882
      290 Brown-Forman Corp., Class B...        22,869
   24,570 Coca-Cola Bottling Co.........     1,119,655

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          BEVERAGES - Continued
   10,630 Coca-Cola Enterprises, Inc.......... $     199,313
    6,560 Pepsi Bottling Group, Inc...........       133,758
   19,090 PepsiCo, Inc........................       843,778
                                               -------------
                                                   2,964,185
                                               -------------
          BROADCASTING - 0.38%
    4,100 Clear Channel Communications, Inc. +       166,870
   14,340 Comcast Corp., Class A +............       431,777
    1,110 Univision Communications, Inc.,
           Class A +..........................        33,134
                                               -------------
                                                     631,781
                                               -------------
          BUILDING MATERIALS - 0.40%
      350 American Standard Cos., Inc. +......        25,897
   10,670 Lowe's Cos., Inc....................       450,914
    2,390 Masco Corp..........................        58,794
      730 Sherwin-Williams Co.................        19,987
    2,910 Vulcan Materials Co.................       106,622
                                               -------------
                                                     662,214
                                               -------------
          CHEMICAL - 0.63%
    1,100 Air Products and Chemicals, Inc.....        47,949
      330 Ashland, Inc........................        10,712
    4,420 Dow Chemical Co.....................       140,556
    6,520 E.I. du Pont de Nemours and Co......       274,753
    6,430 Eastman Chemical Co.................       210,197
      630 Ecolab, Inc.........................        33,862
      620 Engelhard Corp......................        15,593
      240 Great Lakes Chemical Corp...........         5,527
    4,820 Hercules, Inc. +....................        47,959
    1,270 Monsanto Co.........................        25,463
      820 PPG Industries, Inc.................        39,877
      780 Praxair, Inc........................        46,792
    1,070 Rohm and Haas Co....................        34,700
    2,010 Sigma-Aldrich Corp..................       105,143
                                               -------------
                                                   1,039,083
                                               -------------
          COMMERCIAL SERVICES - 0.43%
      280 Ball Corp...........................        13,866
   13,900 Cendant Corp. +.....................       233,520
    5,410 Cintas Corp.........................       200,278
    2,470 Concord EFS, Inc. +.................        37,346
    3,020 Convergys Corp. +...................        53,998
    2,280 Deluxe Corp.........................       107,092

--------------------------------------------------------------------------------

2
                                                                   May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
---------------------------------------------------------
          COMMERCIAL SERVICES - Continued
      390 Fluor Corp....................... $      13,841
      730 Moody's Corp.....................        38,069
      570 Quintiles Transnational Corp. +..         8,065
                                            -------------
                                                  706,075
                                            -------------
          CONGLOMERATES - 2.52%
    4,950 3M Co............................       626,027
      340 Eaton Corp.......................        28,536
   98,080 General Electric Co..............     2,814,896
      450 ITT Industries, Inc..............        28,197
    5,630 Loews Corp.......................       270,803
      660 Textron, Inc.....................        23,001
   20,100 Tyco International, Ltd..........       355,770
                                            -------------
                                                4,147,230
                                            -------------
          DRUGS - 4.59%
   13,210 Abbott Laboratories..............       588,506
    2,370 Allergan, Inc....................       170,901
   13,220 Amgen, Inc. +....................       855,466
   22,720 Bristol-Myers Squibb Co..........       581,632
    8,560 Eli Lilly and Co.................       511,631
    2,800 Forest Laboratories, Inc. +......       141,400
    1,680 King Pharmaceuticals, Inc. +.....        24,041
    1,220 MedImmune, Inc. +................        43,249
   16,980 Merck & Co., Inc.................       943,748
   87,947 Pfizer, Inc......................     2,728,116
    7,110 Schering-Plough Corp.............       131,180
      520 Watson Pharmaceuticals, Inc. +...        19,250
   18,910 Wyeth............................       829,203
                                            -------------
                                                7,568,323
                                            -------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.87%
    7,140 Agilent Technologies, Inc. +.....       129,448
      950 American Power Conversion Corp. +        14,735
    1,020 Applera Corp. - Applied
           Biosystems Group................        19,859
      910 Comverse Technology, Inc. +......        13,841
    2,040 Emerson Electric Co..............       106,692
      960 Jabil Circuit, Inc. +............        20,150
   18,540 JDS Uniphase Corp. +.............        71,750
      430 Johnson Controls, Inc............        35,798
    1,490 Millipore Corp. +................        60,643
    2,600 Molex, Inc.......................        71,136

 NUMBER                                     MARKET
OF SHARES                                   VALUE
------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
    2,420 NVIDIA Corp. +................ $      63,332
      570 Parker Hannifin Corp..........        23,045
      810 Perkinelmer, Inc..............        10,360
    8,510 Pitney Bowes, Inc.............       326,869
      810 PMC-Sierra, Inc. +............         8,797
   10,020 Power-One, Inc. +.............        69,238
    4,000 Sanmina-SCI Corp. +...........        22,880
    4,010 Solectron Corp. +.............        16,040
    1,120 Symbol Technologies, Inc......        15,008
    1,380 Tektronix, Inc. +.............        29,090
    1,990 Thermo Electron Corp. +.......        41,989
      280 Thomas & Betts Corp. +........         4,306
      440 W. W. Grainger, Inc...........        20,548
    7,060 Waters Corp. +................       200,222
    3,570 Xerox Corp. +.................        39,020
                                         -------------
                                             1,434,796
                                         -------------
          FINANCE COMPANIES - 0.27%
   15,320 MBNA Corp.....................       307,166
    1,170 SLM Corp......................       140,400
                                         -------------
                                               447,566
                                         -------------
          FINANCIAL SERVICES - 3.80%
    7,680 American Express Co...........       319,949
      480 Bear Stearns Cos., Inc........        37,090
    4,140 Capital One Financial Corp....       199,424
    9,520 Charles Schwab Corp...........        92,344
   55,880 Citigroup, Inc................     2,292,197
      610 Countrywide Financial Corp....        44,926
      690 Equifax, Inc..................        17,471
    9,010 Fannie Mae....................       666,740
      530 Federated Investors, Inc......        14,766
    1,250 Franklin Resources, Inc.......        46,712
    5,980 Freddie Mac...................       357,664
    6,260 Goldman Sachs Group, Inc......       510,190
      870 H & R Block, Inc..............        35,618
    1,160 Janus Capital Group, Inc......        18,038
   16,330 JP Morgan Chase & Co..........       536,604
    1,180 Lehman Brothers Holdings, Inc.        84,523
    8,200 Merrill Lynch & Co., Inc......       355,060
   12,660 Morgan Stanley................       579,195
    1,830 Paychex, Inc..................        55,852
                                         -------------
                                             6,264,363
                                         -------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          FOODS - 0.64%
    3,130 Archer-Daniels-Midland Co........... $      37,466
   12,140 Campbell Soup Co....................       302,893
    2,610 ConAgra Foods, Inc..................        63,344
    5,110 General Mills, Inc..................       239,046
    1,700 H J Heinz Co........................        56,219
      660 Hershey Foods Corp..................        46,926
    1,980 Kellogg Co..........................        69,696
      680 McCormick & Co., Inc................        18,292
    3,800 Sara Lee Corp.......................        69,236
    3,170 Sysco Corp..........................        98,080
    1,090 Wm. Wrigley Jr. Co..................        61,585
                                               -------------
                                                   1,062,783
                                               -------------
          FREIGHT - 0.34%
    1,450 FedEx Corp..........................        92,771
      300 Ryder System, Inc...................         7,968
    7,360 United Parcel Service, Inc., Class B       459,485
                                               -------------
                                                     560,224
                                               -------------
          HARDWARE & TOOLS - 0.05%
    1,340 Black & Decker Corp.................        58,035
      280 Snap-on, Inc........................         8,515
      430 Stanley Works.......................        12,023
                                               -------------
                                                      78,573
                                               -------------
          HEALTHCARE - 0.33%
    1,890 Anthem, Inc. +......................       138,632
      260 Bausch & Lomb, Inc..................         9,864
    9,990 Health Management Associates, Inc.,
           Class A............................       186,313
      730 Manor Care, Inc. +..................        17,294
    6,500 McKesson Corp.......................       197,080
                                               -------------
                                                     549,183
                                               -------------
          HEAVY DUTY TRUCKS/PARTS - 0.06%
    6,690 Dana Corp...........................        59,608
      330 Navistar International Corp. +......        10,171
      560 PACCAR, Inc.........................        37,111
                                               -------------
                                                     106,890
                                               -------------
          HOME BUILDERS - 0.03%
      300 Centex Corp.........................        23,289
      230 KB Home.............................        14,375
      300 Pulte Homes, Inc....................        19,677
                                               -------------
                                                      57,341
                                               -------------

--------------------------------------------------------------------------------

                                                                             3
May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          HOSPITAL MANAGEMENT - 0.14%
    5,910 HCA, Inc................................ $     195,030
    2,300 Tenet Healthcare Corp. +................        38,387
                                                   -------------
                                                         233,417
                                                   -------------
          HOSPITAL SUPPLIES - 1.87%
    2,470 AmerisourceBergen Corp..................       154,844
    6,410 Baxter International, Inc...............       162,429
    8,440 Becton, Dickinson and Co................       337,600
    1,260 Biomet, Inc.............................        34,650
    3,890 Boston Scientific Corp. +...............       202,669
    4,490 Cardinal Health, Inc....................       259,118
      250 CR Bard, Inc............................        17,538
   27,190 Johnson & Johnson.......................     1,477,777
    6,570 Medtronic, Inc..........................       320,156
      860 St. Jude Medical, Inc. +................        48,246
      960 Stryker Corp............................        64,646
                                                   -------------
                                                       3,079,673
                                                   -------------
          HOUSEHOLD PRODUCTS - 1.71%
      280 Alberto-Culver Co., Class B.............        14,308
      320 American Greetings Corp., Class A +.....         5,674
    1,140 Avon Products, Inc......................        69,472
    3,110 Clorox Co...............................       138,893
    5,170 Colgate-Palmolive Co....................       308,235
      720 Fortune Brands, Inc.....................        37,728
   13,950 Gillette Co.............................       468,860
      460 International Flavors & Fragrances, Inc.        14,439
    2,500 Kimberly-Clark Corp.....................       129,825
    1,300 Newell Rubbermaid, Inc..................        37,050
   17,260 Procter & Gamble Co.....................     1,584,813
      280 Tupperware Corp.........................         4,446
                                                   -------------
                                                       2,813,743
                                                   -------------
          HUMAN RESOURCES - 0.01%
      840 Robert Half International, Inc. +.......        14,238
                                                   -------------
          INFORMATION PROCESSING -
          HARDWARE - 1.87%
    4,020 Apple Computer, Inc. +..................        72,240
   26,670 Dell Computer Corp. +...................       834,504
    1,570 Gateway, Inc. +.........................         5,244
   32,450 Hewlett-Packard Co......................       632,775
   15,270 International Business Machines Corp....     1,344,371
      610 Lexmark International, Inc., Class A +..        45,384

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - Continued
    3,340 Network Appliance, Inc. +......... $      56,880
   20,270 Sun Microsystems, Inc. +..........        87,769
                                             -------------
                                                 3,079,167
                                             -------------
          INFORMATION PROCESSING -
          SERVICES - 1.02%
      910 Computer Sciences Corp. +.........        36,127
    1,180 Earthlink, Inc. +.................         7,953
    4,680 eBay, Inc. +......................       476,003
    2,310 Electronic Data Systems Corp......        46,546
   13,330 EMC Corp. +.......................       144,231
   10,040 First Data Corp...................       415,857
    3,510 Fiserv, Inc. +....................       116,146
      540 Monster Worldwide, Inc. +.........        10,724
      470 NCR Corp. +.......................        11,783
    4,770 SunGard Data Systems, Inc. +......       109,710
    3,720 Symantec Corp. +..................       168,218
    2,310 Unisys Corp. +....................        26,080
    3,820 Yahoo!, Inc. +....................       114,027
                                             -------------
                                                 1,683,405
                                             -------------
          INFORMATION PROCESSING -
          SOFTWARE - 2.37%
    3,070 Adobe Systems, Inc................       108,340
      550 Autodesk, Inc.....................         8,201
    2,910 Automatic Data Processing, Inc....       101,559
    1,130 BMC Software, Inc. +..............        19,165
      830 Citrix Systems, Inc. +............        18,119
    2,790 Computer Associates International,
           Inc..............................        60,459
    1,830 Compuware Corp. +.................        11,108
    1,190 IMS Health, Inc...................        21,230
    1,210 Intuit, Inc. +....................        55,769
      410 Mercury Interactive Corp. +.......        16,117
  106,580 Microsoft Corp....................     2,622,934
    1,790 Novell, Inc. +....................         5,961
   53,320 Oracle Corp. +....................       693,693
    1,270 Parametric Technology Corp. +.....         4,128
    1,520 PeopleSoft, Inc. +................        24,867
    2,350 Siebel Systems, Inc. +............        22,066
    3,730 Veritas Software Corp. +..........       103,507
                                             -------------
                                                 3,897,223
                                             -------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          INSURANCE - 3.08%
    5,090 Ace, Ltd............................... $     185,785
      730 Aetna, Inc.............................        41,917
    2,850 AFLAC, Inc.............................        93,793
    3,410 Allstate Corp..........................       122,726
      510 AMBAC Financial Group, Inc.............        34,022
   25,220 American International Group, Inc.#....     1,459,734
    1,500 Aon Corp...............................        38,490
    5,080 Chubb Corp.............................       325,272
    1,640 CIGNA Corp.............................        92,004
      780 Cincinnati Financial Corp..............        28,954
    4,470 Hartford Financial Services Group, Inc.       208,481
    5,600 Humana, Inc. +.........................        72,744
   10,200 Jefferson-Pilot Corp...................       430,338
    2,390 John Hancock Financial Services, Inc...        72,297
      860 Lincoln National Corp..................        29,928
    6,450 Marsh & McLennan Cos., Inc.............       323,338
    4,720 MBIA, Inc..............................       236,236
    9,890 MetLife, Inc...........................       276,623
    1,970 MGIC Investment Corp...................       106,419
    1,550 Principal Financial Group, Inc.........        49,228
    1,060 Progressive Corp.......................        76,320
    2,750 Prudential Financial, Inc. +...........        92,180
      670 Safeco Corp............................        24,214
    5,290 St. Paul Cos., Inc.....................       193,508
      580 Torchmark Corp.........................        22,400
    4,880 Travelers Property Casualty Corp.,
           Class B...............................        78,910
    2,180 UnitedHealth Group, Inc................       209,149
    2,550 UnumProvident Corp.....................        32,895
      720 Wellpoint Health Networks, Inc.,
           Class A +.............................        61,445
      660 Xl Capital, Ltd., Class A..............        57,453
                                                  -------------
                                                      5,076,803
                                                  -------------
          LEISURE AND TOURISM - 0.66%
      440 Brunswick Corp.........................         9,658
    3,050 Carnival Corp..........................        93,330
      830 Darden Restaurants, Inc................        16,442
    1,340 Electronic Arts, Inc. +................        91,870
    2,750 Harley-Davidson, Inc...................       115,940
      540 Harrah's Entertainment, Inc. +.........        21,649
      840 Hasbro, Inc............................        13,448
    1,830 Hilton Hotels Corp.....................        25,364
      410 International Game Technology +........        36,096

--------------------------------------------------------------------------------

4
                                                                   May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          LEISURE AND TOURISM - Continued
    1,130 Marriott International, Inc., Class A $      44,183
    4,290 Mattel, Inc..........................        92,278
   17,570 McDonald's Corp......................       329,086
    2,690 Sabre Holdings Corp., Class A +......        66,524
    1,880 Starbucks Corp. +....................        46,325
      970 Starwood Hotels & Resorts
           Worldwide, Inc., Class B............        28,111
      560 Wendy's International, Inc...........        16,862
    1,430 Yum! Brands, Inc. +..................        39,983
                                                -------------
                                                    1,087,149
                                                -------------
          MACHINERY - 0.42%
    1,670 Caterpillar, Inc.....................        87,091
      450 Cooper Industries, Ltd., Class A.....        17,951
    4,640 Crane Co.............................        96,883
      200 Cummins, Inc.........................         6,856
    1,160 Deere & Co...........................        50,657
    5,510 Dover Corp...........................       167,008
    1,490 Illinois Tool Works, Inc.............        92,454
    3,190 Ingersoll-Rand Co., Class A..........       139,722
      600 Pall Corp............................        13,032
      900 Rockwell Automation, Inc.............        21,285
                                                -------------
                                                      692,939
                                                -------------
          MEDICAL - BIOMEDICAL/GENE - 0.08%
      720 Biogen, Inc. +.......................        30,557
    2,130 Genzyme Corp. +......................       101,154
                                                -------------
                                                      131,711
                                                -------------
          MEDICAL TECHNOLOGY - 0.25%
    2,110 Chiron Corp. +.......................        93,030
    4,480 Guidant Corp. +......................       189,415
    1,420 Quest Diagnostics, Inc. +............        89,971
      950 Zimmer Holdings, Inc. +..............        42,617
                                                -------------
                                                      415,033
                                                -------------
          METALS - 0.24%
    4,100 Alcoa, Inc...........................       100,901
   19,940 Allegheny Technologies, Inc..........       131,205
      700 Freeport-McMoRan Copper & Gold, Inc.,
           Class B +...........................        15,365
    2,260 Newmont Mining Corp..................        67,032
      380 Nucor Corp...........................        18,103
      430 Phelps Dodge Corp. +.................        15,674

 NUMBER                                      MARKET
OF SHARES                                    VALUE
-------------------------------------------------------
          METALS - Continued
    2,270 United States Steel Corp....... $      35,752
      420 Worthington Industries, Inc....         6,271
                                          -------------
                                                390,303
                                          -------------
          MISCELLANEOUS - 0.03%
    1,420 Eastman Kodak Co...............        43,509
                                          -------------
          MULTIMEDIA - 1.42%
   46,350 AOL Time Warner, Inc. +@.......       705,447
    1,300 Gannett Co., Inc...............       102,700
    1,590 McGraw-Hill Cos., Inc..........       100,504
      240 Meredith Corp..................        10,553
   18,440 Viacom, Inc., Class B +........       839,388
   29,220 Walt Disney Co.................       574,173
                                          -------------
                                              2,332,765
                                          -------------
          OIL AND GAS - 3.31%
    1,440 Amerada Hess Corp..............        70,560
    4,640 Anadarko Petroleum Corp........       228,659
      780 Apache Corp....................        51,418
    1,630 Baker Hughes, Inc..............        53,871
      770 BJ Services Co. +..............        31,347
      980 Burlington Resources, Inc......        52,224
   12,980 ChevronTexaco Corp.............       920,801
    6,750 ConocoPhillips.................       364,297
    1,120 Devon Energy Corp..............        58,240
    1,800 Dynegy, Inc., Class A..........         8,964
    2,910 El Paso Corp...................        25,317
      560 EOG Resources, Inc.............        24,136
   72,180 Exxon Mobil Corp...............     2,627,352
    2,590 Halliburton Co.................        61,823
    4,410 Kerr-McGee Corp................       209,828
      590 Kinder Morgan, Inc.............        30,120
   10,110 Marathon Oil Corp..............       260,130
    2,100 McDermott International, Inc. +        12,747
      700 Nabors Industries, Ltd. +......        31,556
      650 Noble Corp. +..................        23,179
    1,830 Occidental Petroleum Corp......        61,744
      170 Peoples Energy Corp............         7,249
      450 Rowan Cos., Inc. +.............        10,773
    2,820 Schlumberger, Ltd..............       137,108
      370 Sunoco, Inc....................        13,631
    1,550 Transocean, Inc. +.............        36,224
    1,250 Unocal Corp....................        37,613
                                          -------------
                                              5,450,911
                                          -------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.43%
    3,170 Avery Dennison Corp............... $     175,872
    1,760 Bemis Co., Inc....................        80,573
      280 Boise Cascade Corp................         6,880
    4,420 Georgia-Pacific Corp..............        76,466
    2,320 International Paper Co............        85,074
   10,920 Louisiana-Pacific Corp. +.........       105,269
      970 Meadwestvaco Corp.................        24,289
    2,390 Pactiv Corp. +....................        46,724
      900 Plum Creek Timber Co., Inc........        23,760
      410 Sealed Air Corp. +................        17,995
      260 Temple-Inland, Inc................        12,126
    1,060 Weyerhaeuser Co...................        53,403
                                             -------------
                                                   708,431
                                             -------------
          POLLUTION CONTROL - 0.08%
    5,730 Allied Waste Industries, Inc. +...        56,613
    2,890 Waste Management, Inc.............        73,608
                                             -------------
                                                   130,221
                                             -------------
          PUBLISHING - 0.22%
      400 Dow Jones & Co., Inc..............        18,220
      400 Knight-Ridder, Inc................        28,176
      730 New York Times Co., Class A.......        34,967
    6,030 R. R. Donnelley & Sons Co.........       150,448
    2,510 Tribune Co........................       125,199
                                             -------------
                                                   357,010
                                             -------------
          RAILROADS & EQUIPMENT - 0.18%
    3,880 Burlington Northern Santa Fe Corp.       114,499
    2,260 CSX Corp..........................        74,015
    1,890 Norfolk Southern Corp.............        41,429
    1,230 Union Pacific Corp................        75,017
                                             -------------
                                                   304,960
                                             -------------
          REAL ESTATE INVESTMENT TRUSTS - 0.08%
      460 Apartment Investment & Management
           Co., Class A.....................        16,206
    2,000 Equity Office Properties Trust....        53,820
    1,310 Equity Residential................        34,689
      900 Simon Property Group, Inc.........        33,858
                                             -------------
                                                   138,573
                                             -------------

--------------------------------------------------------------------------------

                                                                             5
May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          RETAIL - 3.48%
    1,840 Albertson's, Inc................... $      38,401
    2,330 Bed Bath & Beyond, Inc. +..........        97,487
    1,560 Best Buy Co., Inc. +...............        60,372
      560 Big Lots, Inc. +...................         7,622
    1,020 Circuit City Stores, Inc...........         7,334
    2,210 Costco Wholesale Corp. +...........        81,880
    9,100 CVS Corp...........................       237,510
    2,320 Dillard's, Inc., Class A...........        30,995
    8,460 Dollar General Corp................       158,202
      830 Family Dollar Stores, Inc..........        30,253
      920 Federated Department Stores, Inc. +        29,900
   21,810 Home Depot, Inc....................       708,607
    5,000 JC Penney Co., Inc.................        86,600
    6,710 Kohl's Corp. +.....................       351,268
    3,700 Kroger Co. +.......................        59,385
    1,400 May Department Stores Co...........        30,366
      860 Nordstrom, Inc.....................        16,039
    1,500 Office Depot, Inc. +...............        20,100
    2,900 RadioShack Corp. +.................        69,890
    2,140 Safeway, Inc. +....................        40,318
    2,120 Sears, Roebuck and Co..............        63,558
   13,600 Staples, Inc. +....................       263,704
      650 SUPERVALU, Inc.....................        12,903
   11,230 Target Corp........................       411,355
      700 Tiffany & Co.......................        22,932
    2,550 TJX Cos., Inc......................        46,410
    1,030 Toys "R" Us, Inc. +................        11,989
   46,060 Wal-Mart Stores, Inc...............     2,423,217
    7,890 Walgreen Co........................       242,933
    5,180 Winn-Dixie Stores, Inc.............        73,245
                                              -------------
                                                  5,734,775
                                              -------------
          SAVINGS & LOAN - 0.26%
      740 Golden West Financial Corp.........        57,565
    8,920 Washington Mutual, Inc.............       363,757
                                              -------------
                                                    421,322
                                              -------------
          SCHOOLS - 0.11%
    3,000 Apollo Group, Inc., Class A +......       175,260
                                              -------------
          SECURITIES RELATED - 0.01%
      590 T. Rowe Price Group, Inc...........        21,665
                                              -------------

 NUMBER                                      MARKET
OF SHARES                                    VALUE
-------------------------------------------------------
          SEMICONDUCTORS - 1.75%
    6,740 Advanced Micro Devices, Inc. +. $      49,067
    1,860 Altera Corp. +.................        35,861
    1,770 Analog Devices, Inc. +.........        68,233
   15,250 Applied Materials, Inc. +......       237,290
   20,750 Applied Micro Circuits Corp. +.       104,165
    1,340 Broadcom Corp., Class A +......        32,803
   58,650 Intel Corp.....................     1,222,266
    3,060 KLA-Tencor Corp. +.............       141,464
    1,520 Linear Technology Corp.........        55,267
   19,780 LSI Logic Corp. +..............       126,592
    1,570 Maxim Integrated Products, Inc.        61,560
    8,780 Micron Technology, Inc. +......        99,390
    3,730 National Semiconductor Corp. +.        93,101
      990 Novellus Systems, Inc. +.......        34,303
    2,060 QLogic Corp. +.................       103,185
    2,960 Teradyne, Inc. +...............        50,764
   15,550 Texas Instruments, Inc.........       318,775
    1,640 Xilinx, Inc. +.................        48,987
                                          -------------
                                              2,883,073
                                          -------------
          TELECOMMUNICATIONS - 2.62%
    3,890 ADC Telecommunications, Inc. +.        10,464
    4,670 Alltel Corp....................       223,600
    2,850 Andrew Corp. +.................        28,329
       22 AT&T Canada, Inc., Class A +...           636
    1,234 AT&T Canada, Inc., Class B +...        35,786
    5,992 AT&T Corp......................       116,784
   41,620 AT&T Wireless Services, Inc. +.       323,387
    1,810 Avaya, Inc. +..................        11,982
    9,030 BellSouth Corp.................       239,385
    2,810 CenturyTel, Inc................        94,613
    2,100 Ciena Corp. +..................        12,075
   71,290 Cisco Systems, Inc. +..........     1,160,601
    1,370 Citizens Communications Co. +..        16,878
    5,820 Corning, Inc. +................        42,544
   20,070 Lucent Technologies, Inc. +....        44,355
   27,400 Motorola, Inc..................       233,448
   18,190 Nextel Communications, Inc.,
            Class A +....................       272,668
    9,220 QUALCOMM, Inc. +...............       309,608
   10,650 Qwest Communications
            International, Inc. +........        47,819
      740 Scientific-Atlanta, Inc........        14,571

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   12,100 Sprint Corp. (PCS Group) +........... $      53,966
    2,000 Tellabs, Inc. +......................        15,880
   26,470 Verizon Communications, Inc..........     1,001,890
                                                -------------
                                                    4,311,269
                                                -------------
          TOBACCO - 0.54%
   20,330 Altria Group, Inc....................       839,629
      410 R.J. Reynolds Tobacco Holdings, Inc..        13,977
      810 UST, Inc.............................        28,601
                                                -------------
                                                      882,207
                                                -------------
          UTILITIES - COMMUNICATION - 0.33%
   19,230 SBC Communications, Inc..............       489,596
    4,340 Sprint Corp. (FON Group).............        58,850
                                                -------------
                                                      548,446
                                                -------------
          UTILITIES - ELECTRIC - 1.68%
    2,640 AES Corp. +..........................        20,909
      610 Allegheny Energy, Inc................         5,301
      770 Ameren Corp..........................        35,035
    3,340 American Electric Power Co., Inc.....        96,994
    1,830 Calpine Corp. +......................         9,516
    6,460 Centerpoint Energy, Inc..............        61,693
      820 Cinergy Corp.........................        31,111
      700 CMS Energy Corp......................         5,544
    1,040 Cons. Edison, Inc....................        44,710
      800 Constellation Energy Group, Inc......        26,520
    9,470 Dominion Resources, Inc..............       596,610
      810 DTE Energy Co........................        35,097
    8,480 Duke Energy Corp.....................       164,342
    1,580 Edison International, Inc. +.........        25,722
    1,080 Entergy Corp.........................        55,825
    6,620 Exelon Corp..........................       379,326
    1,440 FirstEnergy Corp.....................        53,006
      890 FPL Group, Inc.......................        59,158
    2,830 Mirant Corp. +.......................         9,792
    1,210 NiSource, Inc........................        23,728
    1,980 PG&E Corp. +.........................        33,660
      440 Pinnacle West Capital Corp...........        16,658
    5,340 PPL Corp.............................       215,950
    1,150 Progress Energy, Inc.................        54,107
   10,620 Public Service Enterprise Group, Inc.       453,793
    3,460 Southern Co..........................       108,921
    2,490 TECO Energy, Inc.....................        32,196

--------------------------------------------------------------------------------

6
                                                                   May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          UTILITIES - ELECTRIC - Continued
    1,560 TXU Corp............................. $      31,574
    4,810 Xcel Energy, Inc.....................        74,026
                                                -------------
                                                    2,760,824
                                                -------------
          UTILITIES - GAS, DISTRIBUTION - 0.04%
      760 Keyspan Corp.........................        26,767
      210 Nicor, Inc...........................         7,478
    1,000 Sempra Energy........................        27,270
                                                -------------
                                                       61,515
                                                -------------
          UTILITIES - GAS, PIPELINE - 0.01%
    2,510 Williams Cos., Inc...................        19,854
                                                -------------
          TOTAL COMMON STOCK
          (Cost $79,210,239)...................    87,323,485
                                                -------------
   PAR
  VALUE
----------
          CORPORATE BONDS - 10.57%
          AEROSPACE/DEFENSE - 0.15%
 $140,000 General Dynamics Corp.:
            4.25% due 5/15/13..................       142,846
   95,000 Raytheon Co. :
            7.38% due 7/15/25..................       107,830
                                                -------------
                                                      250,676
                                                -------------
          AUTOMOTIVE - 0.09%
   84,000 Ford Motor Co.:
            6.63% due 10/1/28..................        71,292
   84,000 General Motors Corp.:
            6.75% due 5/1/28...................        76,934
                                                -------------
                                                      148,226
                                                -------------
          BANKS - 1.05%
  139,000 Bank of America Corp.:
            7.13% due 3/1/09...................       166,960
   90,000 BankBoston NA:
            6.38% due 3/25/08..................       103,193
   70,000 Corporacion Andina De Fomento:
            5.20% due 5/21/13..................        71,142
  150,000 European Investment Bank:
            4.00% due 3/15/05..................       157,063
   75,000 Fleet Financial Group, Inc.:
            6.88% due 1/15/28..................        88,968

   PAR                                         MARKET
  VALUE                                        VALUE
---------------------------------------------------------
           BANKS - Continued
$  140,000 Inter-American Development Bank:
             7.00% due 6/16/03............. $     140,274
   141,000 JP Morgan Chase & Co.:
             5.25% due 5/1/15..............       146,487
   150,000 Key Bank NA:
             4.10% due 6/30/05.............       157,110
   140,000 National City Bank:
             2.50% due 4/17/06.............       141,933
   140,000 PNC Bank NA:
             7.88% due 4/15/05.............       153,787
   150,000 PNC Funding Corp. :
             7.50% due 11/1/09.............       184,163
   168,000 Wachovia Corp.:
             7.50% due 4/15/35.............       220,348
                                            -------------
                                                1,731,428
                                            -------------
           BEVERAGES - 0.16%
   139,000 Diageo Capital, PLC:
             3.38% due 3/20/08.............       142,958
    84,000 Diageo PLC:
             7.45% due 4/15/35.............       113,061
                                            -------------
                                                  256,019
                                            -------------
           BROADCASTING - 0.19%
   140,000 Lenfest Communications, Inc.:
             7.63% due 2/15/08.............       161,240
    70,000 Liberty Media Corp.:
             5.70% due 5/15/13.............        73,176
    70,000 TCA Cable TV, Inc.:
             6.53% due 2/1/28..............        78,281
                                            -------------
                                                  312,697
                                            -------------
           BUILDING MATERIALS - 0.05%
    75,000 Masco Corp.:
             6.50% due 8/15/32.............        84,760
                                            -------------
           CHEMICAL - 0.15%
    56,000 ICI Wilmington, Inc.:
             7.05% due 9/15/07.............        62,351
   171,000 Monsanto Co.:
             4.00% due 5/15/08.............       176,813
                                            -------------
                                                  239,164
                                            -------------

   PAR                                             MARKET
  VALUE                                            VALUE
-------------------------------------------------------------
          FINANCE COMPANIES - 1.21%
$ 870,000 Capital Auto Receivables Asset Trust,
           Series 2002-4 A4:
            2.64% due 3/17/08.................. $     888,461
  141,000 Ford Motor Credit Co.:
            5.80% due 1/12/09..................       138,950
          General Motors Acceptance Corp.:
  150,000   7.25% due 3/2/11...................       158,382
   70,000   6.88% due 8/28/12..................        72,493
  150,000   6.13% due 8/28/07..................       157,345
  140,000   5.13% due 5/9/08...................       139,509
          Household Finance Corp.:
  141,000   6.38% due 10/15/11.................       160,654
  120,000   3.38% due 2/21/06..................       124,540
  142,000 National Rural Utilities Cooperative
           Finance Corp.:
            3.88% due 2/15/08..................       148,470
                                                -------------
                                                    1,988,804
                                                -------------
          FINANCIAL SERVICES - 2.34%
  140,000 American Express Credit Corp.:
            3.00% due 5/16/08..................       140,834
          Bear Stearns Cos., Inc.:
  140,000   7.80% due 8/15/07..................       168,570
  140,000   7.63% due 12/7/09..................       172,661
   95,000 Capital One Bank:
            4.88% due 5/15/08..................        96,030
   69,000 CIT Group, Inc.:
            4.00% due 5/8/08...................        70,219
  258,000 Citigroup, Inc.:
            7.25% due 10/1/10..................       315,215
  141,000 Credit Suisse First Boston USA, Inc.:
            6.13% due 11/15/11.................       157,441
1,000,000 GE Capital Commercial Mtg. Corp.,
           Series 2002-1 A3:
            6.27% due 12/10/35.................     1,168,657
  140,000 General Electric Capital Corp.:
            3.67% due 12/4/06..................       141,518
  145,000 Goldman Sachs Group, Inc.:
            6.65% due 5/15/09..................       170,689
  140,000 John Deere Capital Corp.:
            3.90% due 1/15/08..................       145,490
  150,000 Lehman Brothers Holdings, Inc.:
            8.25% due 6/15/07..................       180,565

--------------------------------------------------------------------------------

                                                                             7
May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                             MARKET
  VALUE                                            VALUE
-------------------------------------------------------------
           FINANCIAL SERVICES - Continued
$  110,000 MBNA America Bank NA:
             5.38% due 1/15/08................. $     119,008
           Morgan Stanley:
   115,000   6.75% due 4/15/11.................       135,413
   139,000   4.25% due 5/15/10.................       144,112
   100,000 Principal Life Global Funding*:
             5.13% due 6/28/07.................       108,210
   150,000 Salomon Smith Barney Holdings, Inc.:
             5.88% due 3/15/06.................       165,247
   100,000 TIAA Global Mkts, Inc.*:
             4.13% due 11/15/07................       106,524
   140,000 Washington Mutual Finance Corp. :
             6.25% due 5/15/06.................       155,417
                                                -------------
                                                    3,861,820
                                                -------------
           FOODS - 0.14%
    85,000 Ahold Finance USA, Inc.:
             8.25% due 7/15/10.................        82,450
   138,000 Tyson Foods, Inc.:
             7.25% due 10/1/06.................       151,314
                                                -------------
                                                      233,764
                                                -------------
           HEALTHCARE - 0.07%
   103,000 HCA, Inc.:
             7.88% due 2/1/11..................       116,968
                                                -------------
           HOME BUILDERS - 0.10%
   168,000 Pulte Homes, Inc.:
             6.38% due 5/15/33.................       169,459
                                                -------------
           HOSPITAL SUPPLIES - 0.10%
   168,000 Johnson & Johnson:
             4.95% due 5/15/33.................       170,371
                                                -------------
           INSURANCE - 0.34%
    84,000 Allstate Corp.:
             5.35% due 6/1/33..................        83,602
   139,000 Chubb Corp.*:
             3.95% due 4/1/08..................       144,086
   115,000 Provident Companies, Inc.:
             6.38% due 7/15/05.................       118,370
    74,000 Royal & Sun Alliance, Inc.:
             8.95% due 10/15/29................        61,388

   PAR                                             MARKET
  VALUE                                            VALUE
-------------------------------------------------------------
           INSURANCE - Continued
$  138,000 Zurich Capital Trust*:
             8.38% due 6/1/37.................. $     150,755
                                                -------------
                                                      558,201
                                                -------------
           METALS - 0.09%
   140,000 Falconbridge, Ltd.:
             5.38% due 6/1/15..................       139,669
                                                -------------
           MULTIMEDIA - 0.26%
    75,000 AOL Time Warner, Inc.:
             6.13% due 4/15/06.................        81,674
           News America, Inc.:
    60,000   7.30% due 4/30/28.................        69,668
    67,000   6.55% due 3/15/33*................        72,154
    84,000 Time Warner Entertainment Co. LP:
             8.38% due 3/15/23.................       107,349
           Time Warner, Inc.:
    56,000   9.15% due 2/1/23..................        71,138
    25,000   6.88% due 6/15/18.................        28,204
                                                -------------
                                                      430,187
                                                -------------
           OIL AND GAS - 0.59%
           Amerada Hess Corp.:
    85,000   7.13% due 3/15/33.................        97,793
    70,000   5.90% due 8/15/06.................        76,405
    75,000 ChevronTexaco Capital Co.:
             3.50% due 9/17/07.................        78,417
    70,000 Duke Capital Corp., Series A:
             6.25% due 7/15/05.................        72,800
    75,000 Marathon Oil Corp.:
             6.80% due 3/15/32.................        86,007
   150,000 Occidental Petroleum Corp.:
             6.50% due 4/1/05..................       162,227
    84,000 Pemex Project Funding Master Trust*:
             8.63% due 2/1/22..................        97,650
   110,000 Pennzoil Co.:
             10.25% due 11/1/05................       128,360
   150,000 USX Corp.:
             6.85% due 3/1/08..................       174,402
                                                -------------
                                                      974,061
                                                -------------

   PAR                                                   MARKET
  VALUE                                                  VALUE
-------------------------------------------------------------------
           PAPER/FOREST PRODUCTS - 0.20%
$  140,000 International Paper Co.:
             7.50% due 5/15/04....................... $     147,133
   106,000 Sealed Air Corp.*:
             5.38% due 4/15/08.......................       111,374
    70,000 Weyerhaeuser Co.:
             5.50% due 3/15/05.......................        74,086
                                                      -------------
                                                            332,593
                                                      -------------
           POLLUTION CONTROL - 0.14%
    95,000 Republic Services, Inc.:
             7.13% due 5/15/09.......................       113,068
   103,000 Waste Management, Inc.:
             7.38% due 8/1/10........................       123,391
                                                      -------------
                                                            236,459
                                                      -------------
           RAILROADS & EQUIPMENT - 0.11%
   144,000 Burlington Northern Santa Fe Corp.:
             8.13% due 4/15/20.......................       184,440
                                                      -------------
           REAL ESTATE - 0.11%
   155,000 EOP Operating, LP:
             7.00% due 7/15/11.......................       181,748
                                                      -------------
           REAL ESTATE INVESTMENT TRUSTS - 0.10%
   145,000 Duke Realty, LP:
             5.25% due 1/15/10.......................       157,593
                                                      -------------
           RETAIL - 0.15%
   220,000 Safeway, Inc.:
             6.15% due 3/1/06........................       238,916
                                                      -------------
           TELECOMMUNICATIONS - 1.13%
   140,000 AT&T Broadband Corp.:
             8.38% due 3/15/13.......................       176,034
           AT&T Wireless Services, Inc.:
    84,000   8.75% due 3/1/31........................       108,369
    70,000   8.13% due 5/1/12........................        84,993
    95,000 Citizens Communications Co.:
             8.50% due 5/15/06.......................       110,170
           Deutsche Telekom International Finance BV:
   109,000   8.75% due 6/15/30.......................       141,011
    67,000   8.25% due 6/15/05.......................        74,658
   168,000 France Telecom SA:
             10.00% due 3/1/31.......................       230,792

--------------------------------------------------------------------------------

8
                                                                   May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                                 MARKET
  VALUE                                                VALUE
-----------------------------------------------------------------
           TELECOMMUNICATIONS - Continued
$   59,000 GTE Corp.:
             7.51% due 4/1/09...................... $      71,055
           Sprint Capital Corp.:
   146,000   8.75% due 3/15/32.....................       172,048
    70,000   6.38% due 5/1/09......................        73,698
    50,000 TELUS Corp.:
             8.00% due 6/1/11......................        57,313
    75,000 Verizon Global Funding Corp.:
             7.75% due 12/1/30.....................        95,447
    90,000 Verizon New York, Inc., Series A:
             7.38% due 4/1/32......................       112,680
    75,000 Verizon Wireless Capital, LLC :
             5.38% due 12/15/06....................        82,110
   140,000 Vodafone Airtouch, PLC:
             7.75% due 2/15/10.....................       173,051
    95,000 Vodafone Group, PLC:
             6.25% due 11/30/32....................       105,458
                                                    -------------
                                                        1,868,887
                                                    -------------
           UTILITIES - ELECTRIC - 1.35%
    69,000 American Electric Power, Inc., Series C:
             5.38% due 3/15/10.....................        73,686
   150,000 Appalachian Power Co.:
             4.80% due 6/15/05.....................       157,711
    77,000 Centerpoint Energy Houston
            Electric, LLC*:
             6.85% due 6/1/15......................        80,525
    70,000 Consumers Energy Corp.*:
             4.00% due 5/15/10.....................        70,044
   145,000 Dominion Resources, Inc.:
             7.63% due 7/15/05.....................       161,363
    75,000 Dominion Resources, Inc., Series E:
             6.75% due 12/15/32....................        85,808
    55,000 Duke Energy Corp.:
             4.50% due 4/1/10......................        58,145
   143,000 FirstEnergy Corp., Series A:
             5.50% due 11/15/06....................       153,536
   134,000 Florida Power Corp.:
             5.90% due 3/1/33......................       146,913
   141,000 FPL Group Capital, Inc.:
             3.25% due 4/11/06.....................       144,813
   150,000 Georgia Power Co., Series F:
             6.20% due 2/1/06......................       166,841

   PAR                                                  MARKET
  VALUE                                                 VALUE
------------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
$   70,000 Great Lakes Power, Inc.:
             8.30% due 3/1/05....................... $      74,346
   150,000 Niagara Mohawk Power Corp.:
             5.38% due 10/1/04......................       156,860
   140,000 NiSource Finance Corp.:
             7.63% due 11/15/05.....................       154,154
    75,000 Noranda Inc:
             7.00% due 7/15/05......................        79,537
    72,000 Ohio Power Co.*:
             6.60% due 2/15/33......................        83,551
   220,000 Pepco Holdings, Inc.:
             3.75% due 2/15/06......................       227,134
    70,000 TECO Energy, Inc.:
             7.00% due 5/1/12.......................        68,600
    70,000 Westar Energy, Inc.:
             7.88% due 5/1/07.......................        78,050
                                                     -------------
                                                         2,221,617
                                                     -------------
           UTILITIES - GAS, PIPELINE - 0.20%
   168,000 Enbridge Energy Partners, LP*:
             5.95% due 6/1/33.......................       170,075
    76,000 Reliant Energy Resources Corp., Series B:
             8.13% due 7/15/05......................        82,304
    70,000 Texas Gas Transmission Corp.*:
             4.60% due 6/1/15.......................        70,643
                                                     -------------
                                                           323,022
                                                     -------------
           TOTAL CORPORATE BONDS
           (Cost $16,444,455).......................    17,411,549
                                                     -------------
           FOREIGN GOVERNMENT BONDS - 0.32%
           Quebec Province Canada:
   168,000   7.50% due 7/15/23......................       223,931
   140,000   5.00% due 7/17/09......................       155,097
    70,000 Republic of Korea:
             4.25% due 6/1/13.......................        69,755
    75,000 United Mexican States:
             8.00% due 9/24/22......................        85,988
                                                     -------------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $496,597)..........................       534,771
                                                     -------------

   PAR                                            MARKET
  VALUE                                           VALUE
---------------------------------------------------------------
              UNITED STATES GOVERNMENT
              OBLIGATIONS - 23.57%
              GOVERNMENT AGENCIES - 17.08%
$  374,000    Federal Farm Credit Bks.:
                2.50% due 3/15/06............. $     381,946
              Federal Home Loan Bks.:
   370,000      5.25% due 8/15/06.............       408,636
   370,000      2.75% due 3/14/08.............       375,723
   370,000      1.88% due 6/15/06.............       370,728
              Federal Home Loan Mtg. Corp.:
   117,666      8.00% due 4/1/30..............       126,619
     3,346      8.00% due 7/1/30..............         3,604
   179,769      8.00% due 12/1/30.............       193,447
   775,000      7.50% due 6/1/33..............       823,922
 1,090,614      7.00% due 6/1/32..............     1,144,093
   702,000      6.25% due 7/15/32@............       859,457
   368,000      5.88% due 3/21/11.............       423,560
   368,000      2.88% due 9/26/05.............       369,946
   368,000      2.70% due 10/2/06.............       371,648
   368,000      2.50% due 4/21/06.............       371,989
   373,000      2.00% due 1/21/05.............       374,789
              Federal National Mtg. Assoc.:
   105,711      7.50% due 6/1/15..............       113,367
    39,880      7.50% due 11/1/15.............        42,768
   368,000      7.25% due 1/15/10.............       460,867
   914,067      7.00% due 9/1/31..............       962,902
   422,000      6.63% due 11/15/30............       535,748
   481,769      6.50% due 2/1/17..............       505,961
 1,999,999      6.50% due 8/1/31..............     2,084,415
 2,498,017      6.50% due 7/1/32/(1)/.........     2,603,409
   823,621      6.00% due 12/1/16.............       858,098
 1,750,000      6.00% due TBA.................     1,817,266
 2,300,000      5.50% due TBA.................     2,387,687
 2,800,000      5.50% due TBA.................     2,903,250
 1,700,000      5.00% due TBA.................     1,744,095
   535,000      4.75% due 3/15/04.............       549,935
   368,000      4.75% due 1/2/07..............       400,502
   736,000      2.50% due 5/12/06.............       744,436
   368,000      2.38% due 3/17/06.............       371,335
   368,000      2.38% due 4/13/06.............       371,537
              Government National Mtg. Assoc.:
 1,000,000      6.50% due 2/15/29.............     1,049,682
   500,000      6.50% due 4/15/31.............       524,271
    26,096      6.00% due 2/15/29.............        27,381

--------------------------------------------------------------------------------

                                                                             9
May 31, 2003
         ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                           MARKET
  VALUE                                          VALUE
--------------------------------------------------------------
              GOVERNMENT AGENCIES - Continued
$  304,991      6.00% due 4/15/29............ $     320,000
   153,577      6.00% due 6/15/29............       161,190
                                              -------------
                                                 28,140,209
                                              -------------
              GOVERNMENT OBLIGATIONS - 6.49%
              United States Treasury Bonds:
   100,000      9.38% due 2/15/06 /(1)/......       120,875
   927,000      7.13% due 2/15/23 /(1)/......     1,268,107
   690,000      6.88% due 8/15/25 /(1)/......       930,422
   927,000      6.25% due 8/15/23 /(1)/......     1,160,488
   200,000      5.38% due 2/15/31 /(1)/......       232,375
              United States Treasury Notes:
   944,000      7.00% due 7/15/06 /(1)/......     1,096,957
   954,000      6.88% due 5/15/06 /(1)/......     1,098,777
   835,000      6.00% due 8/15/09 /(1)/......       994,400
   368,000      4.88% due 2/15/12 /(1)/......       414,546
   368,000      4.38% due 8/15/12 /(1)/......       400,056
   292,000      3.88% due 2/15/13 /(1)/......       304,923
   927,000      3.50% due 11/15/06 /(1)/.....       981,099
 1,111,000      3.00% due 1/31/04 /(1)/......     1,124,758
    28,000      3.00% due 2/15/08 /(1)/......        29,011
   533,000      1.50% due 2/28/05 /(1)/......       535,457
                                              -------------
                                                 10,692,251
                                              -------------
              TOTAL UNITED STATES GOVERNMENT
              OBLIGATIONS
              (Cost $38,199,953).............    38,832,460
                                              -------------
              SHORT-TERM INVESTMENTS - 10.51%
              COMMERCIAL PAPER - 9.71%
 8,000,000    Snap-on, Inc.:
                1.31% due 6/2/03 @...........     7,999,709
 8,000,000    UBS Finance, Inc.:
                1.34% due 6/2/03 @...........     7,999,702
                                              -------------
                                                 15,999,411
                                              -------------
              U.S. TREASURY BILLS - 0.80%
              United States Treasury Bills:
    50,000      1.14% due 6/26/03 @..........        49,960
   400,000      1.06% due 7/3/03 @...........       399,623
   870,000      0.98% due 7/17/03 @..........       868,911
                                              -------------
                                                  1,318,494
                                              -------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $17,317,905).............    17,317,905
                                              -------------

   PAR                                                 MARKET
  VALUE                                                VALUE
-----------------------------------------------------------------
           REPURCHASE AGREEMENTS - 7.45%
$7,938,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $7,938,767 and
            collateralized by Federal Home Loan
            Bank Bonds, bearing interest at 1.30%,
            due 04/07/04 and having an
            approximate value of $8,178,564 @...... $   7,938,000
 3,482,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $3,482,337 and
            collateralized by Federal Home Loan
            Bank Bonds, bearing interest at 4.63%,
            due 08/13/04 and having an
            approximate value of $3,553,767 @......     3,482,000
   853,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $853,082 and
            collateralized by Federal National Mtg.
            Assoc. Notes, bearing interest at
            2.00%, due 06/28/05 and having an
            approximate value of $873,166 @........       853,000
                                                    -------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost $12,273,000)......................    12,273,000
                                                    -------------
           TOTAL INVESTMENTS
           (Cost $163,942,149) - 105.42%...........   173,693,170
           Liabilities in excess of other assets,
            net - (5.42)%..........................   (8,936,165)
                                                    -------------
           NET ASSETS - 100%....................... $ 164,757,005
                                                    -------------
           ADR - American Depository Receipt
           TBA - Securities purchased on a forward
            commitment basis with an appropriate
            principal amount and no definitive
            maturity date. The actual principal and
            maturity date will be determined upon
            settlement date.
           + Non-income producing.
           # Security represents an investment in an affiliated
             company.

  @The security or portion thereof represents collateral for open futures contracts.
  * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $1,265,591 representing .77% of net assets.
  /(1)/ The security or a portion thereof represents collateral for TBAs.

Open Futures Contracts

                                                  Value as of
     Number of             Expiration  Value at     May 31,    Unrealized
     Contracts Description    Date    Trade Date     2003     Appreciation
     ---------------------------------------------------------------------
      85 Long    S&P 500      June
                   Index      2003    $19,415,852 $20,470,125  $1,054,273
                                                               ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

10
                BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
          COMMON STOCK - 98.05%
          ADVERTISING - 0.59%
    2,000 Omnicom Group, Inc........................ $  139,620
                                                     ----------
          AEROSPACE/DEFENSE - 0.11%
      400 General Dynamics Corp.....................     26,728
                                                     ----------
          AUTOMOTIVE - 1.49%
    5,300 Danaher Corp..............................    354,676
                                                     ----------
          BANKS - 6.72%
    5,200 Bank of America Corp......................    385,840
    5,000 Bank of New York Co., Inc.................    144,700
    8,700 Mellon Financial Corp.....................    236,379
    3,300 Northern Trust Corp.......................    125,928
    6,400 State Street Bank & Trust Co..............    245,184
    8,700 U.S. Bancorp..............................    206,190
    5,200 Wells Fargo & Co..........................    251,160
                                                     ----------
                                                      1,595,381
                                                     ----------
          BEVERAGES - 2.04%
    5,900 Coca-Cola Bottling Co.....................    268,863
    4,860 PepsiCo, Inc..............................    214,812
                                                     ----------
                                                        483,675
                                                     ----------
          BROADCASTING - 3.88%
    9,000 Clear Channel Communications, Inc. +......    366,300
    8,700 Comcast Corp., Class A Special +..........    250,734
   13,236 Liberty Media Corp., Series A +...........    154,861
    5,000 Univision Communications, Inc.,
           Class A +/(1)/...........................    149,250
                                                     ----------
                                                        921,145
                                                     ----------
          COMMERCIAL SERVICES - 1.80%
    5,500 Accenture, Ltd., Class A +................     96,360
    5,900 Cendant Corp. +...........................     99,120
    4,600 Concord EFS, Inc. +.......................     69,552
    2,100 United Parcel Service, Inc., Class B......    131,103
      700 Weight Watchers International, Inc. +/(1)/     29,806
                                                     ----------
                                                        425,941
                                                     ----------
          CONGLOMERATES - 3.38%
      200 3M Co.....................................     25,294
   15,300 General Electric Co.......................    439,110
   19,100 Tyco International, Ltd...................    338,070
                                                     ----------
                                                        802,474
                                                     ----------

 NUMBER                                 MARKET
OF SHARES                               VALUE
------------------------------------------------
          DRUGS - 10.13%
    5,900 Abbott Laboratories........ $  262,845
      300 Allergan, Inc..............     21,633
    5,100 Amgen, Inc. +..............    330,021
    4,300 Biovail Corp. +/(1)/.......    200,552
    1,700 Eli Lilly and Co...........    101,609
    3,200 Forest Laboratories, Inc. +    161,600
    3,900 MedImmune, Inc. +..........    138,255
   30,380 Pfizer, Inc................    942,388
    5,600 Wyeth......................    245,560
                                      ----------
                                       2,404,463
                                      ----------
          FINANCE COMPANIES - 0.76%
    1,500 SLM Corp...................    180,000
                                      ----------
          FINANCIAL SERVICES - 10.78%
    1,800 American Express Co........     74,988
    9,400 Charles Schwab Corp........     91,180
   23,566 Citigroup, Inc.............    966,677
    4,000 Fannie Mae.................    296,000
    1,200 Franklin Resources, Inc....     44,844
    3,800 Freddie Mac................    227,278
    2,600 Goldman Sachs Group, Inc...    211,900
    1,500 Legg Mason, Inc............     96,915
    5,700 Merrill Lynch & Co., Inc...    246,810
    4,600 Morgan Stanley.............    210,450
    3,000 Paychex, Inc...............     91,560
                                      ----------
                                       2,558,602
                                      ----------
          FOODS - 0.81%
      400 Campbell Soup Co...........      9,980
    1,700 General Mills, Inc.........     79,526
    3,300 Sysco Corp.................    102,102
                                      ----------
                                         191,608
                                      ----------
          HOSPITAL MANAGEMENT - 0.26%
    1,900 HCA, Inc...................     62,700
                                      ----------
          HOSPITAL SUPPLIES - 3.79%
      600 AmerisourceBergen Corp.....     37,614
      400 Biomet, Inc................     11,000
    2,700 Boston Scientific Corp. +..    140,670
    1,750 Cardinal Health, Inc.......    100,993
    6,700 Johnson & Johnson..........    364,145
    2,800 Medtronic, Inc.............    136,444

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
          HOSPITAL SUPPLIES - Continued
    1,200 St. Jude Medical, Inc. +............... $   67,320
      600 Stryker Corp...........................     40,404
                                                  ----------
                                                     898,590
                                                  ----------
          HOUSEHOLD PRODUCTS - 1.41%
    1,900 Colgate-Palmolive Co...................    113,278
    1,900 Estee Lauder Cos., Inc., Class A.......     63,308
    2,000 Gillette Co............................     67,220
    1,000 Procter & Gamble Co....................     91,820
                                                  ----------
                                                     335,626
                                                  ----------
          INFORMATION PROCESSING -
          HARDWARE - 2.02%
    9,300 Dell Computer Corp. +..................    290,997
    1,200 International Business Machines Corp...    105,648
    1,100 Lexmark International, Inc., Class A +.     81,840
                                                  ----------
                                                     478,485
                                                  ----------
          INFORMATION PROCESSING -
          SERVICES - 5.42%
    5,100 Affiliated Computer Services, Inc.,
           Class A +.............................    236,334
      100 eBay, Inc. +...........................     10,171
   14,800 First Data Corp........................    613,016
    3,300 Fiserv, Inc. +/(1)/....................    109,197
    2,000 SunGard Data Systems, Inc. +...........     46,000
    2,100 Symantec Corp. +.......................     94,962
    5,900 Yahoo!, Inc. +.........................    176,115
                                                  ----------
                                                   1,285,795
                                                  ----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.11%
    2,400 Adobe Systems, Inc.....................     84,696
      900 ChoicePoint, Inc. +....................     33,921
    2,400 Intuit, Inc. +.........................    110,616
   29,200 Microsoft Corp.........................    718,612
    1,000 Veritas Software Corp. +...............     27,750
                                                  ----------
                                                     975,595
                                                  ----------
          INSURANCE - 8.68%
    2,200 AMBAC Financial Group, Inc.............    146,762
    3,000 American International Group, Inc. #...    173,640
    2,500 Hartford Financial Services Group, Inc.    116,600
    6,400 Marsh & McLennan Cos., Inc.............    320,832

--------------------------------------------------------------------------------

                                                                             11
May 31, 2003
         BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
          INSURANCE - Continued
    1,600 Progressive Corp.......................... $  115,200
   10,810 Travelers Property Casualty Corp.,
           Class A +................................    176,527
    7,600 UnitedHealth Group, Inc...................    729,144
    3,300 Wellpoint Health Networks, Inc., Class A +    281,622
                                                     ----------
                                                      2,060,327
                                                     ----------
          LEISURE AND TOURISM - 3.02%
    4,400 Carnival Corp.............................    134,640
    3,100 Harley-Davidson, Inc......................    130,696
      400 International Game Technology +...........     35,216
      400 MGM Mirage, Inc. +........................     11,300
    3,900 Starbucks Corp. +.........................     96,100
    8,000 USA Interactive +/(1)/....................    307,600
                                                     ----------
                                                        715,552
                                                     ----------
          MACHINERY - 0.24%
    1,300 Deere & Co................................     56,771
                                                     ----------
          METALS - 0.04%
      400 Alcoa, Inc................................      9,844
                                                     ----------
          MULTIMEDIA - 3.64%
   10,600 AOL Time Warner, Inc. +...................    161,332
    1,300 E.W. Scripps Co., Class A.................    114,491
   11,028 Viacom, Inc., Class B +...................    501,995
    4,400 Walt Disney Co............................     86,460
                                                     ----------
                                                        864,278
                                                     ----------
          OIL AND GAS - 3.98%
    6,800 Baker Hughes, Inc.........................    224,740
    3,800 BJ Services Co. +/(1)/....................    154,698
    3,900 Exxon Mobil Corp..........................    141,960
    5,400 Schlumberger, Ltd.........................    262,548
    3,900 Smith International, Inc. +/(1)/..........    159,471
                                                     ----------
                                                        943,417
                                                     ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          RETAIL - 5.26%
    2,550 Best Buy Co., Inc. +.................. $    98,685
   12,300 Home Depot, Inc.......................     399,627
    3,700 Kohl's Corp. +........................     193,695
    7,600 Target Corp...........................     278,388
    5,100 Wal-Mart Stores, Inc..................     268,311
      300 Walgreen Co...........................       9,237
                                                 -----------
                                                   1,247,943
                                                 -----------
          SCHOOLS - 1.26%
    5,100 Apollo Group, Inc., Class A +.........     297,942
                                                 -----------
          SEMICONDUCTORS - 4.79%
    8,000 Analog Devices, Inc. +................     308,400
    7,900 Applied Materials, Inc. +.............     122,924
    5,500 Intel Corp............................     114,620
    1,400 KLA-Tencor Corp. +/(1)/...............      64,722
    7,700 Maxim Integrated Products, Inc........     301,917
    2,000 QLogic Corp. +/(1)/...................     100,180
    5,300 Texas Instruments, Inc................     108,650
      500 Xilinx, Inc. +........................      14,935
                                                 -----------
                                                   1,136,348
                                                 -----------
          TELECOMMUNICATIONS - 6.33%
   27,200 Cisco Systems, Inc. +.................     442,816
    6,000 EchoStar Communications Corp.,
           Class A +............................     201,480
   12,800 Nextel Communications, Inc., Class A +     191,872
    5,900 Nokia Corp. ADR.......................     106,436
    2,000 QUALCOMM, Inc. +......................      67,160
   22,500 Vodafone Group, PLC ADR /(1)/.........     492,975
                                                 -----------
                                                   1,502,739
                                                 -----------
          THERAPEUTICS - 0.89%
    4,000 Gilead Sciences, Inc. +...............     211,039
                                                 -----------
          TOBACCO - 0.42%
    2,400 Altria Group, Inc.....................      99,120
                                                 -----------
          TOTAL COMMON STOCK
          (Cost $22,985,141)....................  23,266,424
                                                 -----------

  PAR                                                        MARKET
 VALUE                                                       VALUE
----------------------------------------------------------------------
         SHORT-TERM INVESTMENTS - 5.89%
         COLLECTIVE INVESTMENT POOL - 2.75%
$651,612 Securities Lending Quality Trust /(2)/........... $   651,612
                                                           -----------
         REGISTERED INVESTMENT
         COMPANIES - 3.14%
 745,228 T. Rowe Price Reserve Investment Fund............     745,228
                                                           -----------
         TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,396,840)................................   1,396,840
                                                           -----------
         TOTAL INVESTMENTS
         (Cost $24,381,981) - 103.94%.....................  24,663,264
         Liabilities in excess of other assets,
          net - (3.94)%...................................   (935,137)
                                                           -----------
         NET ASSETS - 100%................................ $23,728,127
                                                           -----------
         + Non-Income producing.
         # Security represents an investment in an
           affiliated company.
         ADR - American Depository Receipt
         /(1)/ The security or a portion thereof is out on
          loan (see Note 2).
         /(2)/ The security is purchased with the cash
          collateral received from securities loaned
          (see Note 2).

         See Notes to Financial Statements.

--------------------------------------------------------------------------------

12
              CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


  PAR                                       MARKET
 VALUE                                      VALUE
-----------------------------------------------------
         CORPORATE BONDS - 29.52%
         AEROSPACE/DEFENSE - 0.41%
$219,000 General Dynamics Corp.:
           4.25% due 5/15/13............. $   223,452
 125,000 Raytheon Co.:
           7.38% due 7/15/25.............     141,882
                                          -----------
                                              365,334
                                          -----------
         AUTOMOTIVE - 0.25%
 128,000 Ford Motor Co.:
           6.63% due 10/1/28.............     108,635
 127,000 General Motors Corp. /(2)/:
           6.75% due 5/1/28..............     116,317
                                          -----------
                                              224,952
                                          -----------
         BANKS - 2.83%
 214,000 Bank of America Corp.:
           7.13% due 3/1/09..............     257,046
 120,000 BankBoston NA:
           6.38% due 3/25/08.............     137,591
 110,000 Corporacion Andina De Fomento:
           5.20% due 5/21/13.............     111,794
 200,000 European Investment Bank /(2)/:
           4.00% due 3/15/05.............     209,417
 100,000 Fleet Financial Group, Inc.:
           6.88% due 1/15/28.............     118,624
 225,000 Inter-American Development Bank:
           7.00% due 6/16/03.............     225,440
 218,000 JP Morgan Chase & Co.:
           5.25% due 5/1/15..............     226,484
 200,000 Key Bank NA:
           4.10% due 6/30/05.............     209,480
 219,000 National City Bank:
           2.50% due 4/17/06.............     222,023
 225,000 PNC Bank NA:
           7.88% due 4/15/05.............     247,158
 200,000 PNC Funding Corp.:
           7.50% due 11/1/09.............     245,551
 255,000 Wachovia Corp.:
           7.50% due 4/15/35.............     334,457
                                          -----------
                                            2,545,065
                                          -----------

  PAR                                            MARKET
 VALUE                                           VALUE
----------------------------------------------------------
         BEVERAGES - 0.44%
$214,000 Diageo Capital, PLC:
           3.38% due 3/20/08.................. $   220,094
 127,000 Diageo, PLC:
           7.45% due 4/15/35..................     170,937
                                               -----------
                                                   391,031
                                               -----------
         BROADCASTING - 0.54%
 219,000 Lenfest Communications, Inc.:
           7.63% due 2/15/08..................     252,226
 109,000 Liberty Media Corp.:
           5.70% due 5/15/13..................     113,946
 110,000 TCA Cable TV, Inc.:
           6.53% due 2/1/28...................     123,012
                                               -----------
                                                   489,184
                                               -----------
         BUILDING MATERIALS - 0.13%
 100,000 Masco Corp.:
           6.50% due 8/15/32..................     113,014
                                               -----------
         CHEMICAL - 0.33%
  86,000 ICI Wilmington, Inc.:
           7.05% due 9/15/07..................      95,753
 192,000 Monsanto Co.:
           4.00% due 5/15/08..................     198,527
                                               -----------
                                                   294,280
                                               -----------
         FINANCE COMPANIES - 3.40%
 800,000 Capital Auto Receivables Asset Trust,
          Series 2002-4 A4:
           2.64% due 3/17/08..................     816,976
 298,000 Ford Motor Credit Co.:
           5.80% due 1/12/09..................     293,668
         General Motors Acceptance Corp.:
 200,000   7.25% due 3/2/11...................     211,176
 109,000   6.88% due 8/28/12..................     112,881
 240,000   6.13% due 8/28/07..................     251,753
 219,000   5.13% due 5/9/08...................     218,232
 500,000 Honda Auto Receivables Owners Trust,
          Series 2002-4 A4:
           2.70% due 3/17/08..................     511,049
         Household Finance Corp.:
 218,000   6.38% due 10/15/11.................     248,387
 160,000   3.38% due 2/21/06..................     166,053

   PAR                                                  MARKET
  VALUE                                                 VALUE
-----------------------------------------------------------------
           FINANCE COMPANIES - Continued
$  211,000 National Rural Utilities Cooperative
            Finance Corp.:
             3.88% due 2/15/08....................... $   220,613
                                                      -----------
                                                        3,050,788
                                                      -----------
           FINANCIAL SERVICES - 6.44%
   219,000 American Express Credit Corp.:
             3.00% due 5/16/08.......................     220,305
   250,000 Bear Stearns Commercial Mtg. Securities:
             6.02% due 2/14/31.......................     286,366
           Bear Stearns Cos., Inc.:
   213,000   7.80% due 8/15/07.......................     256,467
   225,000   7.63% due 12/7/09.......................     277,491
   106,000 Capital One Bank:
             4.88% due 5/15/08.......................     107,150
   107,000 CIT Group, Inc.:
             4.00% due 5/8/08........................     108,891
   403,000 Citigroup, Inc.:
             7.25% due 10/1/10.......................     492,370
   220,000 Credit Suisse First Boston USA, Inc.:
             6.13% due 11/15/11......................     245,653
   500,000 DLJ Commercial Mtg. Corp.:
             7.34% due 10/10/32......................     606,388
 1,000,000 GE Capital Commercial Mtg. Corp.,
            Series 2002-1 A3:
             6.27% due 12/10/35......................   1,168,657
   219,000 General Electric Capital Corp.:
             3.67% due 12/4/06.......................     221,374
   225,000 Goldman Sachs Group, Inc.:
             6.65% due 5/15/09.......................     264,862
   225,000 John Deere Capital Corp.:
             3.90% due 1/15/08.......................     233,823
   200,000 Lehman Brothers Holdings, Inc.:
             8.25% due 6/15/07.......................     240,753
   112,000 MBNA America Bank NA:
             5.38% due 1/15/08.......................     121,172
   214,000 Morgan Stanley:
             4.25% due 5/15/10.......................     221,870
   100,000 Principal Life Global Funding*:
             5.13% due 6/28/07.......................     108,210
   200,000 Salomon Smith Barney Holdings, Inc. /(2)/:
             5.88% due 3/15/06.......................     220,329
   100,000 TIAA Global Mkts, Inc.*:
             4.13% due 11/15/07......................     106,524

--------------------------------------------------------------------------------

                                                                             13
May 31, 2003
        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  PAR                                       MARKET
 VALUE                                      VALUE
-----------------------------------------------------
         FINANCIAL SERVICES - Continued
$250,000 Washington Mutual Finance Corp.:
           6.25% due 5/15/06............. $   277,530
                                          -----------
                                            5,786,185
                                          -----------
         FOODS - 0.45%
 112,000 Ahold Finance USA, Inc. /(2)/:
           8.25% due 7/15/10.............     108,640
 270,000 Tyson Foods, Inc.:
           7.25% due 10/1/06.............     296,050
                                          -----------
                                              404,690
                                          -----------
         HEALTHCARE - 0.20%
 161,000 HCA, Inc.:
           7.88% due 2/1/11..............     182,833
                                          -----------
         HOME BUILDERS - 0.29%
 255,000 Pulte Homes, Inc.:
           6.38% due 5/15/33.............     257,215
                                          -----------
         HOSPITAL SUPPLIES - 0.29%
 255,000 Johnson & Johnson:
           4.95% due 5/15/33.............     258,599
                                          -----------
         INFORMATION PROCESSING -
         SERVICES - 0.13%
 100,000 Computer Sciences Corp. /(2)/:
           6.75% due 6/15/06.............     112,791
                                          -----------
         INSURANCE - 1.40%
 500,000 Ace INA Holdings, Inc.:
           8.20% due 8/15/04.............     535,017
 127,000 Allstate Corp.:
           5.35% due 6/1/33..............     126,398
 214,000 Chubb Corp.*:
           3.95% due 4/1/08..............     221,830
 127,000 Provident Companies, Inc.:
           6.38% due 7/15/05.............     130,722
 112,000 Royal & Sun Alliance, Inc.:
           8.95% due 10/15/29............      92,912
 140,000 Zurich Capital Trust*:
           8.38% due 6/1/37..............     152,940
                                          -----------
                                            1,259,819
                                          -----------
         METALS - 0.24%
 219,000 Falconbridge, Ltd.:
           5.38% due 6/1/15..............     218,482
                                          -----------

  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
         MULTIMEDIA - 0.70%
$100,000 AOL Time Warner, Inc.:
           6.13% due 4/15/06................. $   108,898
         News America, Inc.:
  85,000   7.30% due 4/30/28.................      98,696
 102,000   6.55% due 3/15/33*................     109,846
 127,000 Time Warner Entertainment Co. LP:
           8.38% due 3/15/23.................     162,302
         Time Warner, Inc.:
  75,000   9.15% due 2/1/23..................      95,274
  49,000   6.88% due 6/15/18.................      55,280
                                              -----------
                                                  630,296
                                              -----------
         OIL AND GAS - 1.63%
         Amerada Hess Corp.:
 127,000   7.13% due 3/15/33.................     146,114
 109,000   5.90% due 8/15/06.................     118,973
 110,000 Duke Capital Corp., Series A:
           6.25% due 7/15/05.................     114,400
 100,000 Marathon Oil Corp.:
           6.80% due 3/15/32.................     114,677
 200,000 Occidental Petroleum Corp.:
           6.50% due 4/1/05..................     216,303
         Pemex Project Funding Master Trust*:
 128,000   8.63% due 2/1/22..................     148,800
 210,000   6.13% due 8/15/08.................     224,700
 130,000 Pennzoil Co.:
           10.25% due 11/1/05................     151,698
 200,000 USX Corp.:
           6.85% due 3/1/08..................     232,536
                                              -----------
                                                1,468,201
                                              -----------
         PAPER/FOREST PRODUCTS - 0.55%
 200,000 International Paper Co.:
           7.50% due 5/15/04.................     210,190
 164,000 Sealed Air Corp.*:
           5.38% due 4/15/08.................     172,315
 106,000 Weyerhaeuser Co.:
           5.50% due 3/15/05.................     112,187
                                              -----------
                                                  494,692
                                              -----------
         POLLUTION CONTROL - 0.22%
 161,000 Waste Management, Inc.:
           7.38% due 8/1/10..................     192,874
                                              -----------

  PAR                                                 MARKET
 VALUE                                                VALUE
---------------------------------------------------------------
         RAILROADS & EQUIPMENT - 0.29%
$202,000 Burlington Northern Santa Fe Corp.:
           8.13% due 4/15/20....................... $   258,728
                                                    -----------
         REAL ESTATE - 0.26%
 200,000 EOP Operating, LP:
           7.00% due 7/15/11.......................     234,513
                                                    -----------
         REAL ESTATE INVESTMENT TRUSTS - 0.27%
 225,000 Duke Realty, LP:
           5.25% due 1/15/10.......................     244,541
                                                    -----------
         RETAIL - 0.37%
 310,000 Safeway, Inc.:
           6.15% due 3/1/06........................     336,655
                                                    -----------
         SAVINGS & LOAN - 0.12%
 100,000 Washington Mutual Bank FA:
           5.50% due 1/15/13.......................     110,384
                                                    -----------
         TELECOMMUNICATIONS - 2.99%
 219,000 AT&T Broadband Corp.:
           8.38% due 3/15/13.......................     275,368
         AT&T Wireless Services, Inc.:
 127,000   8.75% due 3/1/31........................     163,843
  95,000   8.13% due 5/1/12........................     115,347
 125,000 Citizens Communications Co.:
           8.50% due 5/15/06.......................     144,961
         Deutsche Telekom International Finance BV:
 186,000   8.25% due 6/15/30.......................     240,625
 101,000   7.75% due 6/15/05.......................     112,545
 255,000 France Telecom SA /(1)/:
           8.50% due 3/1/31........................     350,309
  90,000 GTE Corp.:
           7.51% due 4/1/09........................     108,389
         Sprint Capital Corp.:
 126,000   8.75% due 3/15/32.......................     148,480
 107,000   6.38% due 5/1/09........................     112,653
  50,000 TELUS Corp.:
           8.00% due 6/1/11........................      57,313
 140,000 Verizon Global Funding Corp.:
           7.75% due 12/1/30.......................     178,168
 125,000 Verizon New York, Inc., Series A:
           7.38% due 4/1/32........................     156,500
 100,000 Verizon Wireless Capital, LLC :
           5.38% due 12/15/06......................     109,479

--------------------------------------------------------------------------------

14
        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


  PAR                                                 MARKET
 VALUE                                                VALUE
---------------------------------------------------------------
         TELECOMMUNICATIONS - Continued
$225,000 Vodafone Airtouch, PLC:
           7.75% due 2/15/10....................... $   278,118
 125,000 Vodafone Group, PLC:
           6.25% due 11/30/32......................     138,760
                                                    -----------
                                                      2,690,858
                                                    -----------
         UTILITIES - ELECTRIC - 3.80%
 107,000 American Electric Power, Inc., Series C:
           5.38% due 3/15/10.......................     114,266
 200,000 Appalachian Power Co.:
           4.80% due 6/15/05.......................     210,281
 200,000 Arizona Public Service Co.:
           6.50% due 3/1/12........................     231,052
 119,000 Centerpoint Energy Houston Electric, LLC*:
           6.85% due 6/1/15........................     124,448
 110,000 Consumers Energy Corp. Series E*:
           4.00% due 5/15/10.......................     110,069
 200,000 Dominion Resources, Inc.:
           7.63% due 7/15/05.......................     222,570
 125,000 Dominion Resources, Inc., Series E:
           6.75% due 12/15/32......................     143,013
  84,000 Duke Energy Corp.:
           4.50% due 4/1/10........................      88,804
 211,000 FirstEnergy Corp., Series A:
           5.50% due 11/15/06......................     226,545
 202,000 Florida Power Corp.:
           5.90% due 3/1/33........................     221,466
 218,000 FPL Group Capital, Inc.:
           3.25% due 4/11/06.......................     223,896
 200,000 Georgia Power Co., Series F:
           6.20% due 2/1/06........................     222,455
 110,000 Great Lakes Power, Inc.:
           8.30% due 3/1/05........................     116,829
 200,000 Niagara Mohawk Power Corp.:
           5.38% due 10/1/04.......................     209,147
 225,000 NiSource Finance Corp.:
           7.63% due 11/15/05......................     247,748
 117,000 Noranda Inc:
           7.00% due 7/15/05.......................     124,077
 101,000 Ohio Power Co.*:
           6.60% due 2/15/33.......................     117,203
 225,000 Pepco Holdings, Inc.:
           3.75% due 2/15/06.......................     232,296

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
$  109,000 TECO Energy, Inc. /(2)/:
             7.00% due 5/1/12....................... $   106,820
   110,000 Westar Energy, Inc.:
             7.88% due 5/1/07.......................     122,650
                                                     -----------
                                                       3,415,635
                                                     -----------
           UTILITIES - GAS, PIPELINE - 0.55%
   255,000 Enbridge Energy Partners, LP*:
             5.95% due 6/1/33.......................     258,150
   117,000 Reliant Energy Resources Corp., Series B:
             8.13% due 7/15/05......................     126,705
   110,000 Texas Gas Transmission Corp.*:
             4.60% due 6/1/15.......................     111,009
                                                     -----------
                                                         495,864
                                                     -----------
           TOTAL CORPORATE BONDS
           (Cost $25,002,974).......................  26,527,503
                                                     -----------
           FOREIGN GOVERNMENT BONDS - 0.91%
           Quebec Province Canada:
   255,000   7.50% due 7/15/23......................     339,896
   225,000   5.00% due 7/17/09......................     249,263
   110,000 Republic of Korea:
             4.25% due 6/1/13.......................     109,615
   118,000 United Mexican States:
             4.63% due 10/8/08......................     121,422
                                                     -----------
                                                         820,196
                                                     -----------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $775,723)..........................     820,196
                                                     -----------
           UNITED STATES GOVERNMENT
           OBLIGATIONS - 68.61%
           GOVERNMENT AGENCIES - 47.66%
           Federal Farm Credit Bks.:
 1,000,000   3.88% due 12/15/04.....................   1,038,561
   672,000   2.50% due 3/15/06......................     686,277
           Federal Home Loan Bks.:
   660,000   5.25% due 8/15/06......................     728,918
   660,000   2.75% due 3/14/08......................     670,209
   660,000   1.88% due 6/15/06......................     661,299
           Federal Home Loan Mtg. Corp.:
    44,469   8.00% due 1/1/29.......................      47,974
   150,458   8.00% due 12/1/29......................     162,059
    99,085   8.00% due 12/1/30......................     106,624

   PAR                                        MARKET
  VALUE                                       VALUE
-------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
$    2,041   8.00% due 1/1/31.............. $     2,197
   225,688   7.50% due 12/1/30.............     239,921
 1,200,000   7.50% due TBA.................   1,275,750
   390,455   7.00% due 11/1/16.............     416,043
   975,000   6.25% due 7/15/32.............   1,193,691
 4,500,000   6.00% due TBA.................   4,663,125
   660,000   5.88% due 3/21/11.............     759,645
 3,250,000   5.50% due TBA.................   3,364,764
   660,000   2.88% due 9/26/05.............     663,491
   660,000   2.70% due 10/2/06.............     666,543
   660,000   2.50% due 4/21/06.............     667,154
   670,000   2.00% due 1/21/05.............     673,213
           Federal National Mtg. Assoc.:
    48,880   7.50% due 11/1/14.............      52,448
     8,190   7.50% due 8/1/15..............       8,783
   660,000   7.25% due 1/15/10.............     826,556
 2,830,266   7.00% due 9/1/31..............   2,981,476
   675,000   6.63% due 11/15/30............     856,943
   655,200   6.50% due 3/1/17..............     688,146
 3,499,998   6.50% due 8/1/31..............   3,647,726
 2,997,620   6.50% due 7/1/32..............   3,124,091
   426,011   6.00% due 12/1/16.............     443,844
 3,400,000   5.50% due TBA.................   3,525,375
 2,000,000   5.00% due TBA.................   2,051,876
   660,000   4.75% due 1/2/07..............     718,291
 1,320,000   2.50% due 5/12/06.............   1,335,130
   660,000   2.38% due 3/17/06.............     665,982
   660,000   2.38% due 4/13/06.............     666,344
           Government National Mtg. Assoc.:
   999,999   6.50% due 7/15/32.............   1,048,434
 1,000,000   6.50% due 9/15/32.............   1,048,434
   221,123   6.00% due 3/15/29.............     232,004
   209,021   6.00% due 4/15/29.............     219,306
                                            -----------
                                             42,828,647
                                            -----------
           GOVERNMENT OBLIGATIONS - 20.95%
           United States Treasury Bonds:
   157,000   9.38% due 2/15/06 /(4)/.......     189,774
 1,592,000   7.13% due 2/15/23 /(4)/.......   2,177,807
 1,184,000   6.88% due 8/15/25 /(4)/.......   1,596,551
 1,591,000   6.25% due 8/15/23 /(4)/.......   1,991,733
   313,000   5.38% due 2/15/31 /(4)/.......     363,667

--------------------------------------------------------------------------------

                                                                             15
May 31, 2003
        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                                 MARKET
  VALUE                                                VALUE
-----------------------------------------------------------------
           GOVERNMENT OBLIGATIONS - Continued
           United States Treasury Notes:
$1,622,000   7.00% due 7/15/06 /(4)/............... $   1,884,814
 1,640,000   6.88% due 5/15/06/ (4)/...............     1,888,883
 2,120,000   6.00% due 8/15/09 /(4)/...............     2,524,704
   660,000   4.88% due 2/15/12 /(4)/...............       743,479
   660,000   4.38% due 8/15/12 /(4)/...............       717,492
   240,000   3.88% due 2/15/13 /(4)/...............       250,622
 1,567,000   3.50% due 11/15/06 /(4)/..............     1,658,448
 1,502,000   3.00% due 1/31/04 /(4)/...............     1,520,599
    45,000   3.00% due 2/15/08 /(4)/...............        46,624
 1,269,000   1.50% due 2/28/05 /(4)/...............     1,274,849
                                                    -------------
                                                       18,830,046
                                                    -------------
           TOTAL UNITED STATES GOVERNMENT
           OBLIGATIONS
           (Cost $60,708,655)......................    61,658,693
                                                    -------------
           SHORT-TERM INVESTMENTS - 11.31%
           COLLECTIVE INVESTMENT POOL - .85%
   760,640 Securities Lending Quality Trust /(3)/..       760,640
                                                    -------------
           COMMERCIAL PAPER - 10.46%
 5,000,000 Emerson Electric Co.:
             1.21% due 6/10/03.....................     4,998,488
 4,400,000 UBS Finance, Inc.:
             1.34% due 6/2/03......................     4,399,836
                                                    -------------
                                                        9,398,324
                                                    -------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $10,158,964 ).....................    10,158,964
                                                    -------------
           REPURCHASE AGREEMENT - 6.28%
 5,643,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $5,643,545 and
            collateralized by Federal Home Loan
            Bank Corp. Notes, bearing interest at
            2.38%, due 10/01/04 and having an
            approximate value of $5,815,527
            (Cost $5,643,000)......................     5,643,000
                                                    -------------
           TOTAL INVESTMENTS
           (Cost $102,289,316) - 116.63%...........   104,808,356
           Liabilities in excess of other assets,
            net - (16.63)%.........................  (14,942,746)
                                                    -------------
           NET ASSETS - 100%.......................    89,865,610
                                                    -------------

  TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date.
     The actual principal and maturity date will be determined upon settlement date.
  * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $1,966,044, representing 2.19% of net assets.
  /(1)/ Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of May 31, 2003.
  /(2)/ The security or a portion thereof is out on loan (see Note 2). /(3)/ The security is purchased with the cash collateral received from securities loaned (see Note 2).
  /(4)/ The security or a portion thereof represents collateral for TBAs.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

16
                  CORE EQUITY FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          COMMON STOCK - 97.95%
          ADVERTISING - 0.48%
   38,700 Omnicom Group, Inc.............. $ 2,701,647
                                           -----------
          AEROSPACE/DEFENSE - 3.79%
  252,850 Boeing Co.......................   7,754,909
  279,000 Honeywell International, Inc....   7,309,800
   69,300 Lockheed Martin Corp............   3,216,906
   43,300 United Technologies Corp........   2,955,225
                                           -----------
                                            21,236,840
                                           -----------
          APPAREL & PRODUCTS - 0.73%
  108,700 Gap, Inc........................   1,847,900
   39,800 Nike, Inc., Class B.............   2,228,402
                                           -----------
                                             4,076,302
                                           -----------
          BANKS - 8.67%
  171,600 Bank of America Corp............  12,732,720
   71,050 Bank One Corp...................   2,654,428
  217,000 FleetBoston Financial Corp......   6,416,690
  132,000 PNC Financial Services Group....   6,501,000
   50,300 State Street Bank & Trust Co....   1,926,993
  266,100 Wachovia Corp...................  10,691,898
  158,000 Wells Fargo & Co................   7,631,400
                                           -----------
                                            48,555,129
                                           -----------
          BEVERAGES - 2.63%
  120,300 Coca-Cola Bottling Co...........   5,482,071
  208,550 PepsiCo, Inc....................   9,217,910
                                           -----------
                                            14,699,981
                                           -----------
          BROADCASTING - 2.81%
   99,000 Comcast Corp., Class A +........   2,980,890
  270,400 Comcast Corp., Class A Special +   7,792,928
  425,000 Liberty Media Corp., Series A +.   4,972,500
                                           -----------
                                            15,746,318
                                           -----------
          BUILDING MATERIALS - 0.35%
   80,300 Masco Corp......................   1,975,380
                                           -----------
          CHEMICAL - 0.79%
   58,800 Dow Chemical Co.................   1,869,840
   61,000 E.I. du Pont de Nemours and Co..   2,570,540
                                           -----------
                                             4,440,380
                                           -----------

 NUMBER                                 MARKET
OF SHARES                               VALUE
-------------------------------------------------
          COMMERCIAL SERVICES - 0.50%
  161,350 Accenture, Ltd., Class A +. $ 2,826,852
                                      -----------
          CONGLOMERATES - 4.12%
   10,100 3M Co......................   1,277,347
  460,000 General Electric Co........  13,202,000
  487,000 Tyco International, Ltd....   8,619,900
                                      -----------
                                       23,099,247
                                      -----------
          DRUGS - 11.06%
  132,650 Abbott Laboratories........   5,909,557
   50,900 Amgen, Inc. +..............   3,293,739
  187,000 Bristol-Myers Squibb Co....   4,787,200
   76,200 Eli Lilly and Co...........   4,554,474
   80,000 Merck & Co., Inc...........   4,446,400
  343,000 Mylan Laboratories, Inc....   9,905,840
  524,650 Pfizer, Inc................  16,274,643
  402,100 Schering-Plough Corp.......   7,418,745
  121,400 Wyeth......................   5,323,390
                                      -----------
                                       61,913,988
                                      -----------
          FINANCIAL SERVICES - 7.86%
  423,633 Citigroup, Inc.............  17,377,426
   32,900 Fannie Mae.................   2,434,600
  145,000 Freddie Mac................   8,672,450
   29,250 Goldman Sachs Group, Inc...   2,383,875
  282,000 JP Morgan Chase & Co.......   9,266,520
   89,550 Merrill Lynch & Co., Inc...   3,877,515
                                      -----------
                                       44,012,386
                                      -----------
          FOODS - 0.65%
   78,000 General Mills, Inc.........   3,648,840
                                      -----------
          FREIGHT - 0.51%
   44,200 FedEx Corp.................   2,827,916
                                      -----------
          HOSPITAL MANAGEMENT - 0.36%
   60,400 HCA, Inc...................   1,993,200
                                      -----------
          HOSPITAL SUPPLIES - 2.95%
   91,000 Baxter International, Inc..   2,305,940
  165,500 Cardinal Health, Inc.......   9,551,005
   85,850 Johnson & Johnson..........   4,665,948
                                      -----------
                                       16,522,893
                                      -----------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 4.18%
  113,000 Avon Products, Inc..................... $ 6,886,220
  103,900 Gillette Co............................   3,492,079
   96,000 Kimberly-Clark Corp....................   4,985,280
   87,900 Procter & Gamble Co....................   8,070,978
                                                  -----------
                                                   23,434,557
                                                  -----------
          INFORMATION PROCESSING -
          HARDWARE - 3.84%
  379,924 Hewlett-Packard Co.....................   7,408,518
  160,250 International Business Machines Corp...  14,108,410
                                                  -----------
                                                   21,516,928
                                                  -----------
          INFORMATION PROCESSING -
          SERVICES - 1.08%
  146,000 First Data Corp........................   6,047,320
                                                  -----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.73%
   71,250 Automatic Data Processing, Inc.........   2,486,625
  291,000 Computer Associates International, Inc.   6,305,970
  718,800 Microsoft Corp.........................  17,689,668
                                                  -----------
                                                   26,482,263
                                                  -----------
          INSURANCE - 4.71%
  302,000 Allstate Corp..........................  10,868,980
  118,775 American International Group, Inc. #...   6,874,697
   52,600 Hartford Financial Services Group, Inc.   2,453,264
   66,200 Marsh & McLennan Cos., Inc.............   3,318,606
  177,800 Travelers Property Casualty Corp.,
           Class B...............................   2,875,026
                                                  -----------
                                                   26,390,573
                                                  -----------
          LEISURE AND TOURISM - 2.72%
  323,000 Carnival Corp..........................   9,883,800
  185,000 Mattel, Inc............................   3,979,350
   72,300 McDonald's Corp........................   1,354,179
                                                  -----------
                                                   15,217,329
                                                  -----------
          MACHINERY - 0.37%
   39,300 Caterpillar, Inc.......................   2,049,495
                                                  -----------
          MEDICAL - BIOMEDICAL/GENE - 0.76%
   61,500 Genzyme Corp. +........................   2,920,635
   34,800 IDEC Pharmaceuticals Corp. +...........   1,328,316
                                                  -----------
                                                    4,248,951
                                                  -----------

--------------------------------------------------------------------------------

                                                                             17
May 31, 2003
            CORE EQUITY FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          MEDICAL TECHNOLOGY - 1.47%
  194,500 Guidant Corp. +............... $  8,223,460
                                         ------------
          METALS - 0.65%
  147,550 Alcoa, Inc....................    3,631,206
                                         ------------
          MULTIMEDIA - 2.20%
  405,700 AOL Time Warner, Inc. +.......    6,174,754
   17,300 Gannett Co., Inc..............    1,366,700
   79,000 Viacom, Inc., Class A +.......    3,606,350
   25,600 Viacom, Inc., Class B +.......    1,165,312
                                         ------------
                                           12,313,116
                                         ------------
          OIL AND GAS - 7.07%
  114,000 BP, PLC ADR...................    4,775,460
   57,450 ChevronTexaco Corp............    4,075,503
  371,600 Exxon Mobil Corp..............   13,526,240
  119,000 Royal Dutch Petroleum Co. (NY)    5,420,450
  144,600 Schlumberger, Ltd.............    7,030,452
  159,000 Unocal Corp...................    4,784,310
                                         ------------
                                           39,612,415
                                         ------------
          PAPER/FOREST PRODUCTS - 0.57%
   87,100 International Paper Co........    3,193,957
                                         ------------
          POLLUTION CONTROL - 0.51%
  112,600 Waste Management, Inc.........    2,867,922
                                         ------------
          RETAIL - 5.08%
   80,000 Costco Wholesale Corp. +......    2,964,000
  127,400 CVS Corp......................    3,325,140
  148,600 Home Depot, Inc...............    4,828,014
  482,000 Kroger Co. +..................    7,736,100
   98,150 Safeway, Inc. +...............    1,849,146
   74,900 Target Corp...................    2,743,587
   95,250 Wal-Mart Stores, Inc..........    5,011,102
                                         ------------
                                           28,457,089
                                         ------------
          SEMICONDUCTORS - 2.12%
   46,000 Analog Devices, Inc. +........    1,773,300
  197,500 Applied Materials, Inc. +.....    3,073,100
  336,800 Intel Corp....................    7,018,912
                                         ------------
                                           11,865,312
                                         ------------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            TELECOMMUNICATIONS - 2.23%
    296,750 Cisco Systems, Inc. +.................... $  4,831,090
    505,000 Motorola, Inc............................    4,302,600
     88,850 Verizon Communications, Inc..............    3,362,973
                                                      ------------
                                                        12,496,663
                                                      ------------
            UTILITIES - COMMUNICATION - 1.49%
    327,650 SBC Communications, Inc..................    8,341,969
                                                      ------------
            UTILITIES - ELECTRIC - 3.91%
    229,000 Duke Energy Corp.........................    4,438,020
     44,100 Exelon Corp..............................    2,526,930
    116,850 FPL Group, Inc...........................    7,767,019
    150,000 NiSource, Inc............................    2,941,500
    111,000 Pinnacle West Capital Corp...............    4,202,460
                                                      ------------
                                                        21,875,929
                                                      ------------
            TOTAL COMMON STOCK
            (Cost $641,636,631)......................  548,543,753
                                                      ------------
    PAR
   VALUE
------------
            REPURCHASE AGREEMENT - 2.25%
$12,587,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.16%, dated
             05/30/03, to be repurchased 06/02/03
             in the amount of $12,588,217 and
             collateralized by Federal Home Loan
             Bank, bearing interest at 3.13%, due
             11/14/03 and having an approximate
             value of $12,885,722
             (Cost $12,587,000)......................   12,587,000
                                                      ------------
            TOTAL INVESTMENTS
            (Cost $654,223,631) - 100.20%............  561,130,753
            Liabilities in excess of other assets,
             net - (0.20)%...........................  (1,092,542)
                                                      ------------
            NET ASSETS - 100%........................ $560,038,211
                                                      ------------
            + Non-income producing.
            # Security represents an investment in an
             affiliated company.
            ADR - American Depository Receipts

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

18
             GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


   PAR                                                   MARKET
  VALUE                                                  VALUE
---------------------------------------------------------------------
              CORPORATE BONDS - 1.35%
              OIL AND GAS - 1.35%
$2,455,000    Rowan Cos., Inc. :
               5.808% due 3/15/12
               (Cost $2,455,000)..................... $  2,707,840
                                                      ------------
              FOREIGN GOVERNMENT BONDS - 0.35%
   650,000    International Bank for Reconstruction &
               Development:
               5.00% due 3/28/06
               (Cost $649,714).......................      710,013
                                                      ------------
              UNITED STATES GOVERNMENT - 95.81%
              GOVERNMENT SPONSORED - 50.35%
 4,855,000    Federal Farm Credit Bks.:
                2.50% due 3/15/06....................    4,958,144
              Federal Home Loan Bks.:
 4,770,000      5.25% due 8/15/06....................    5,268,088
 4,770,000      2.75% due 3/14/08....................    4,843,782
 4,770,000      1.88% due 6/15/06....................    4,779,387
              Federal Home Loan Mtg. Corp.:
     1,157      8.25% due 4/1/17.....................        1,262
    20,828      8.00% due 2/1/30.....................       22,413
    14,538      8.00% due 8/1/30.....................       15,644
   173,171      8.00% due 5/1/31.....................      186,087
    89,154      8.00% due 6/1/31.....................       95,937
   329,526      7.50% due 9/1/16.....................      353,091
 2,642,407      6.50% due 2/1/32.....................    2,748,924
 4,525,000      6.25% due 7/15/32....................    5,539,948
 4,772,000      5.88% due 3/21/11....................    5,492,467
 4,772,000      2.88% due 9/26/05....................    4,797,239
 4,772,000      2.70% due 10/2/06....................    4,819,310
 4,772,000      2.50% due 4/21/06....................    4,823,724
 4,840,000      2.00% due 1/21/05....................    4,863,208
              Federal National Mtg. Assoc.:
       756      14.50% due 11/1/14...................          929
     3,340      13.00% due 11/15/15..................        3,987
     1,600      12.50% due 9/20/15...................        1,915
       804      12.00% due 1/15/16...................          953
     2,350      11.50% due 9/1/19....................        2,731
 1,773,183      7.50% due 3/1/32.....................    1,885,122

   PAR                                            MARKET
  VALUE                                           VALUE
--------------------------------------------------------------
              GOVERNMENT SPONSORED - Continued
$4,772,000      7.25% due 1/15/10............. $  5,976,248
 1,473,938      7.00% due 9/1/31..............    1,552,685
 4,525,000      6.63% due 11/15/30............    5,744,691
   770,973      6.50% due 2/1/17..............      809,741
 1,899,999      6.50% due 8/1/31..............    1,980,194
 5,138,777      6.50% due 7/1/32..............    5,355,584
 9,544,000      2.50% due 5/12/06.............    9,653,393
 4,772,000      2.38% due 3/17/06.............    4,815,249
 4,772,000      2.38% due 4/13/06.............    4,817,868
              Government National Mtg. Assoc.:
   181,477      7.50% due 2/15/29.............      193,067
     5,937      7.50% due 7/15/30.............        6,315
     6,411      7.50% due 10/15/30............        6,819
   174,285      7.50% due 1/15/31.............      185,288
    63,511      7.50% due 2/15/31.............       67,520
 3,227,265      6.50% due 8/15/31.............    3,383,926
   812,720      6.00% due 1/15/32.............      851,644
                                               ------------
                                                100,904,524
                                               ------------
              GOVERNMENT OBLIGATIONS - 45.46%
              United States Treasury Bonds:
 3,300,000    7.25% due 5/15/16...............    4,457,063
 7,657,000    6.13% due 8/15/29...............    9,622,399
 6,776,000    5.38% due 2/15/31...............    7,872,865
 8,564,000    5.25% due 2/15/29 /(1)/.........    9,591,012
              United States Treasury Notes:
 8,677,000    5.63% due 5/15/08...............   10,030,412
 8,563,000    5.50% due 2/15/08 /(1)/.........    9,832,062
 4,756,000    5.50% due 5/15/09...............    5,528,850
 4,772,000    4.88% due 2/15/12...............    5,375,582
 1,403,000    4.75% due 11/15/08..............    1,567,907
 4,772,000    4.38% due 8/15/12...............    5,187,684
 8,560,000    3.25% due 8/15/07...............    8,981,315
 4,880,000    3.00% due 1/31/04...............    4,940,429
 6,087,000    3.00% due 11/15/07/ (1)/........    6,315,500
 1,800,000    1.50% due 2/28/05...............    1,808,296
                                               ------------
                                                 91,111,376
                                               ------------
              TOTAL UNITED STATES GOVERNMENT
              (Cost $186,773,237).............  192,015,900
                                               ------------

   PAR                                                       MARKET
  VALUE                                                      VALUE
----------------------------------------------------------------------
           REPURCHASE AGREEMENT - 1.97%
$3,939,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            5/30/03, to be repurchased 6/02/03 in
            the amount of $3,939,381 and
            collateralized by Federal Farm Credit
            Bank Notes, bearing interest at 2.38%,
            due 10/01/04 and having an
            approximate value of $4,060,184
            (Cost $3,939,000)............................ $  3,939,000
                                                          ------------
           TOTAL INVESTMENTS
           (Cost $193,816,951) - 99.48%..................  199,372,753
           Other assets and liabilities,
            net - 0.52%..................................    1,039,189
                                                          ------------
           NET ASSETS - 100%............................. $200,411,942
                                                          ------------
           /(1)/ The security or a portion thereof is out
            on loan (see Note 2).

--------------------------------------------------------------------------------

                                                                             19
May 31, 2003
                GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          COMMON STOCK - 98.47%
          AEROSPACE/DEFENSE - 2.30%
   80,000 Honeywell International, Inc........ $ 2,096,000
   28,000 United Technologies Corp............   1,911,000
                                               -----------
                                                 4,007,000
                                               -----------
          APPAREL & PRODUCTS - 0.84%
   30,000 Coach, Inc. +.......................   1,473,900
                                               -----------
          AUTOMOTIVE - 0.65%
   17,000 Danaher Corp........................   1,137,640
                                               -----------
          BANKS - 4.18%
   65,000 Bank of America Corp................   4,823,000
   34,300 FleetBoston Financial Corp..........   1,014,251
   30,000 Wells Fargo & Co....................   1,449,000
                                               -----------
                                                 7,286,251
                                               -----------
          BEVERAGES - 2.97%
   75,000 Coca-Cola Bottling Co...............   3,417,750
   40,000 PepsiCo, Inc........................   1,768,000
                                               -----------
                                                 5,185,750
                                               -----------
          BROADCASTING - 3.10%
   80,000 Clear Channel Communications, Inc. +   3,256,000
   37,645 Comcast Corp., Class A +............   1,133,491
   35,000 Comcast Corp., Class A Special +....   1,008,700
                                               -----------
                                                 5,398,191
                                               -----------
          BUILDING MATERIALS - 0.79%
   50,000 Sherwin-Williams Co.................   1,369,000
                                               -----------
          CHEMICAL - 1.93%
   80,000 E.I. du Pont de Nemours and Co......   3,371,200
                                               -----------
          CONGLOMERATES - 5.94%
   12,000 3M Co...............................   1,517,640
   35,000 Eaton Corp..........................   2,937,550
  150,000 General Electric Co.................   4,305,000
   90,000 Tyco International, Ltd.............   1,593,000
                                               -----------
                                                10,353,190
                                               -----------
          DRUGS - 7.50%
   39,000 Amgen, Inc. +.......................   2,523,690
   70,000 Bristol-Myers Squibb Co.............   1,792,000
   40,000 Merck & Co., Inc....................   2,223,200

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          DRUGS - Continued
  162,000 Pfizer, Inc............................. $ 5,025,240
   30,000 Teva Pharmaceutical Industries, Ltd. ADR   1,520,670
                                                   -----------
                                                    13,084,800
                                                   -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.97%
   35,000 Garmin, Ltd. /(1)/......................   1,688,750
                                                   -----------
          FINANCE COMPANIES - 1.03%
   15,000 SLM Corp................................   1,800,000
                                                   -----------
          FINANCIAL SERVICES - 11.93%
   32,500 American Express Co.....................   1,353,950
   40,000 Capital One Financial Corp. /(1)/.......   1,926,800
  140,000 Citigroup, Inc..........................   5,742,800
   25,000 Fannie Mae..............................   1,850,000
   35,000 Freddie Mac.............................   2,093,350
   70,000 JP Morgan Chase & Co....................   2,300,200
   15,000 Lehman Brothers Holdings, Inc...........   1,074,450
   50,000 Merrill Lynch & Co., Inc................   2,165,000
   50,000 Morgan Stanley..........................   2,287,500
                                                   -----------
                                                    20,794,050
                                                   -----------
          FREIGHT - 1.52%
   20,000 FedEx Corp..............................   1,279,600
   22,000 United Parcel Service, Inc., Class B....   1,373,460
                                                   -----------
                                                     2,653,060
                                                   -----------
          HEALTHCARE - 0.76%
   18,000 Anthem, Inc. +..........................   1,320,300
                                                   -----------
          HOSPITAL SUPPLIES - 2.45%
   35,000 Boston Scientific Corp. +...............   1,823,500
   45,000 Johnson & Johnson.......................   2,445,750
                                                   -----------
                                                     4,269,250
                                                   -----------
          HOUSEHOLD PRODUCTS - 3.37%
   25,000 Avon Products, Inc......................   1,523,500
   80,000 Estee Lauder Cos., Inc., Class A........   2,665,600
   50,000 Gillette Co.............................   1,680,500
                                                   -----------
                                                     5,869,600
                                                   -----------
          INFORMATION PROCESSING -
          HARDWARE - 4.35%
   85,000 Dell Computer Corp. +...................   2,659,650
   90,000 Hewlett-Packard Co......................   1,755,000

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - Continued
   36,000 International Business Machines Corp.... $3,169,440
                                                   ----------
                                                    7,584,090
                                                   ----------
          INFORMATION PROCESSING -
          SERVICES - 0.60%
   35,000 Yahoo!, Inc. +..........................  1,044,750
                                                   ----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.93%
  270,000 Microsoft Corp..........................  6,644,700
   70,000 Veritas Software Corp. +................  1,942,500
                                                   ----------
                                                    8,587,200
                                                   ----------
          INSURANCE - 3.15%
   30,000 Allstate Corp...........................  1,079,700
   30,250 American International Group, Inc. #....  1,750,870
      700 Berkshire Hathaway, Inc., Class B +/(1)/  1,661,800
   20,000 Marsh & McLennan Cos., Inc..............  1,002,600
                                                   ----------
                                                    5,494,970
                                                   ----------
          LEISURE AND TOURISM - 1.71%
   70,000 Carnival Corp. /(1)/....................  2,142,000
   20,000 Harley-Davidson, Inc....................    843,200
                                                   ----------
                                                    2,985,200
                                                   ----------
          MEDICAL TECHNOLOGY - 1.86%
   12,000 Biotech HOLDRs Trust /(1)/..............  1,443,600
   40,000 Zimmer Holdings, Inc. +.................  1,794,400
                                                   ----------
                                                    3,238,000
                                                   ----------
          METALS - 0.49%
   35,000 Alcoa, Inc..............................    861,350
                                                   ----------
          MULTIMEDIA - 2.61%
  150,000 AOL Time Warner, Inc. +.................  2,283,000
   50,000 Viacom, Inc., Class B +.................  2,276,000
                                                   ----------
                                                    4,559,000
                                                   ----------
          OIL AND GAS - 6.38%
   60,000 Baker Hughes, Inc.......................  1,983,000
   60,000 BJ Services Co. +.......................  2,442,600
   70,000 Exxon Mobil Corp........................  2,548,000
   27,500 Nabors Industries, Ltd. +...............  1,239,700
   35,000 Patterson-UTI Energy, Inc. +............  1,280,650

--------------------------------------------------------------------------------

20
                                                                   May 31, 2003
          GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          OIL AND GAS - Continued
   40,000 Smith International, Inc. +...... $  1,635,600
                                            ------------
                                              11,129,550
                                            ------------
          PAPER/FOREST PRODUCTS - 0.74%
   35,000 International Paper Co...........    1,283,450
                                            ------------
          RETAIL - 4.44%
   25,000 Kohl's Corp. +...................    1,308,750
   60,000 Tiffany & Co.....................    1,965,600
   85,000 Wal-Mart Stores, Inc.............    4,471,850
                                            ------------
                                               7,746,200
                                            ------------
          SEMICONDUCTORS - 6.68%
   85,000 Analog Devices, Inc. +...........    3,276,750
  160,000 Applied Materials, Inc. +........    2,489,600
  120,000 Intel Corp.......................    2,500,800
  165,000 Texas Instruments, Inc...........    3,382,500
                                            ------------
                                              11,649,650
                                            ------------
          TELECOMMUNICATIONS - 5.69%
  330,000 AT&T Wireless Services, Inc. +...    2,564,100
  160,000 Cisco Systems, Inc. +............    2,604,800
   95,000 Nextel Communications, Inc.,
           Class A +.......................    1,424,050
   65,000 Verizon Communications, Inc......    2,460,250
   40,000 Vodafone Group, PLC ADR /(1)/....      876,400
                                            ------------
                                               9,929,600
                                            ------------
          TOBACCO - 1.66%
   40,000 Altria Group, Inc................    1,652,000
   35,000 UST, Inc.........................    1,235,850
                                            ------------
                                               2,887,850
                                            ------------
          UTILITIES - COMMUNICATION - 0.95%
   65,000 SBC Communications, Inc..........    1,654,900
                                            ------------
          TOTAL COMMON STOCK
          (Cost $169,879,958)..............  171,697,692
                                            ------------

   PAR                                                        MARKET
  VALUE                                                       VALUE
-----------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.42%
           COLLECTIVE INVESTMENT POOL - 3.42%
$5,960,443 Securities Lending Quality Trust /(2)/
            (Cost $5,960,443)............................. $  5,960,443
                                                           ------------
           REPURCHASE AGREEMENT - 2.15%
 3,753,000 State Street Bank & Trust Co.
             Joint Repurchase Agreement
            (see Note 2)
            (Cost $3,753,000).............................    3,753,000
                                                           ------------
           TOTAL INVESTMENTS
           (Cost $179,593,401) - 104.04%..................  181,411,135
           Liabilities in excess of other assets,
            net - (4.04)%.................................  (7,052,323)
                                                           ------------
           NET ASSETS - 100%.............................. $174,358,812
                                                           ------------
           + Non-income producing.
           # Security represents an investment in an
            affiliated company.
           ADR - American Depository Receipt
           /(1)/ The security or portion thereof is out on
            loan (see Note 2).
           /(2)/ The security is purchased with the cash
            collateral received from securities
            loaned (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             21
May 31, 2003
                HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          COMMON STOCK - 98.98%
          CHEMICAL - 1.13%
    6,900 Invitrogen Corp. +......................... $   269,238
   35,800 Symyx Technologies, Inc. +/(1)/............     608,600
                                                      -----------
                                                          877,838
                                                      -----------
          DRUGS - 39.84%
   41,300 Abbott Laboratories........................   1,839,915
    5,000 Actelion, Ltd. +...........................     367,178
   93,900 Alkermes, Inc. +/(1)/......................   1,210,371
   23,000 Allergan, Inc..............................   1,658,530
   58,900 Amgen, Inc. +/(3)/.........................   3,811,419
   13,500 AstraZeneca, PLC ADR.......................     556,740
   12,950 Barr Laboratories, Inc. +..................     683,112
   30,600 Biovail Corp. +/(1)(3)/....................   1,427,184
   64,500 Cephalon, Inc. +/(1)/......................   2,914,755
   47,700 Cubist Pharmaceuticals, Inc. +/(1)/........     514,683
   18,800 Eli Lilly and Co./(3)/.....................   1,123,676
   36,800 Forest Laboratories, Inc. +/(3)/...........   1,858,400
   13,500 Fujisawa Pharmaceutical Co., Ltd. +........     245,177
    7,200 ICN Pharmaceuticals, Inc...................     108,000
   38,600 Indevus Pharmaceuticals, Inc. +/(1)/.......     205,005
   28,500 Ligand Pharmaceuticals, Inc.,
           Class B +/(1)/............................     362,520
   64,100 MedImmune, Inc. +/(3)/.....................   2,272,345
    2,300 Novo-Nordisk A/S +.........................      80,352
   15,100 OSI Pharmaceuticals, Inc. +/(1)/...........     398,036
  102,260 Pfizer, Inc................................   3,172,105
   48,400 Salix Pharmaceuticals, Ltd. +/(1)/.........     574,024
   11,800 Sanofi-Synthelabo SA +.....................     754,397
   24,600 Schering-Plough Corp.......................     453,870
   27,300 Teva Pharmaceutical
           Industries, Ltd. ADR /(1)(3)/.............   1,383,810
   30,694 Vertex Pharmaceuticals, Inc. +.............     445,984
   11,100 ViroPharma, Inc. +/(1)/....................      35,520
    6,800 Watson Pharmaceuticals, Inc. +.............     251,736
   50,900 Wyeth/(3)/.................................   2,231,965
                                                      -----------
                                                       30,940,809
                                                      -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.52%
    9,600 Waters Corp. +/(3)/........................     272,256
    3,600 Wilson Greatbatch Technologies, Inc. +/(1)/     132,480
                                                      -----------
                                                          404,736
                                                      -----------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          HEALTHCARE - 10.08%
   52,200 Anthem, Inc. +/(3)/................. $ 3,828,870
   12,100 DaVita, Inc. +......................     293,425
   28,300 Epix Medical, Inc. +/(1)/...........     337,619
   35,000 Laboratory Corp. of America
           Holdings +.........................   1,125,250
   82,700 Omnicare, Inc./(3)/.................   2,245,305
                                               -----------
                                                 7,830,469
                                               -----------
          HOSPITAL MANAGEMENT - 1.51%
   18,400 HCA, Inc./(3)/......................     607,200
   21,900 Triad Hospitals, Inc. +.............     566,553
                                               -----------
                                                 1,173,753
                                               -----------
          HOSPITAL SUPPLIES - 8.91%
   12,900 Advanced Neuromodulation
           Systems, Inc. +....................     618,813
    7,900 AmerisourceBergen Corp./(3)/........     495,251
    4,200 Baxter International, Inc./(3)/.....     106,428
    9,500 Biomet, Inc.........................     261,250
   27,100 Boston Scientific Corp. +...........   1,411,910
   10,500 Cardinal Health, Inc./(3)/..........     605,955
   10,000 CR Bard, Inc........................     701,500
    9,800 Henry Schein, Inc. +................     481,768
   17,100 Johnson & Johnson...................     929,385
   13,700 St. Jude Medical, Inc. +/(3)/.......     768,570
   22,200 STAAR Surgical Co. +/(1)/...........     247,086
    4,400 Stryker Corp........................     296,296
                                               -----------
                                                 6,924,212
                                               -----------
          INSURANCE - 7.96%
   43,700 UnitedHealth Group, Inc.............   4,192,578
   23,300 Wellpoint Health Networks, Inc.,
           Class A +..........................   1,988,422
                                               -----------
                                                 6,181,000
                                               -----------
          MEDICAL - BIOMEDICAL/GENE - 7.82%
    8,800 Affymetrix, Inc. +/(1)/.............     200,200
   20,500 Alexion Pharmaceuticals, Inc. +/(1)/     287,205
    7,300 Biogen, Inc. +/(3)/.................     309,812
   24,300 BioSphere, Inc. +/(1)/..............     135,108
   28,300 Decode Genetics, Inc................     106,125
   81,300 Exelixis, Inc. +/(1)/...............     662,595
   15,200 Genentech, Inc. +/(3)/..............     951,672
    4,600 Genzyme Corp. +.....................     218,454

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          MEDICAL - BIOMEDICAL/GENE - Continued
   36,300 Human Genome Sciences, Inc. +/(1)/.... $   531,795
    4,500 ICOS Corp. +/(1)/.....................     142,740
   27,600 IDEC Pharmaceuticals Corp. +/(3)/.....   1,053,492
   40,500 Millennium Pharmaceuticals, Inc. +....     629,775
   11,200 Myriad Genetics, Inc. +/(1)/..........     171,360
    6,700 Progenics Pharmaceuticals, Inc. +/(1)/      93,800
    9,200 Protein Design Labs, Inc. +...........     131,652
   13,100 Regeneron Pharmaceuticals, Inc. +/(1)/     180,256
    1,400 Repligen Corp. +......................       8,988
   25,200 Transkaryotic Therapies, Inc. +/(1)/..     186,984
   11,400 XOMA, Ltd. +/(1)/.....................      68,856
                                                 -----------
                                                   6,070,869
                                                 -----------
          MEDICAL TECHNOLOGY - 1.26%
    8,900 Andrx Corp. +/(1)/....................     171,325
   37,400 Aspect Medical Systems, Inc. +/(1)/...     282,370
   42,400 Fischer Imaging Corp. +/(1)/..........     168,752
    2,300 Guidant Corp. +/(3)/..................      97,244
   26,600 Noven Pharmaceuticals, Inc. +/(1)/....     257,222
                                                 -----------
                                                     976,913
                                                 -----------
          THERAPEUTICS - 19.95%
   48,800 Abgenix, Inc. +/(1)(3)/...............     524,600
   22,600 Amylin Pharmaceuticals, Inc. +/(1)/...     448,384
   12,600 BioMarin Pharmaceutical, Inc. +/(1)/..     144,018
    2,200 Cell Therapeutics, Inc. +.............      27,522
   24,800 CV Therapeutics, Inc. +/(1)/..........     802,280
   16,100 Esperion Therapeutics, Inc. +/(1)/....     212,842
   85,400 Gilead Sciences, Inc. +/(3)/..........   4,505,704
   36,100 ImClone Systems, Inc. +/(1)(3)/.......   1,028,850
   58,000 Medicines Co. +/(1)(3)/...............   1,357,200
   18,100 NeoRx Corp. +/(1)/....................      61,721
   38,900 Neurocrine Biosciences, Inc. +/(1)(3)/   1,971,841
   59,300 NPS Pharmaceuticals, Inc. +/(1)/......   1,278,508
    1,400 Onyx Pharmaceuticals, Inc. +/(1)/.....      14,140
   57,500 Trimeris, Inc. +/(3)/.................   2,836,475
   19,775 Vicuron Phamaceuticals, Inc. +/(1)/...     283,574
                                                 -----------
                                                  15,497,659
                                                 -----------
          TOTAL COMMON STOCK
          (Cost $69,001,077)....................  76,878,258
                                                 -----------

--------------------------------------------------------------------------------

22
          HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


                                                              MARKET
 PAR VALUE                                                    VALUE
------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 18.08%
            COLLECTIVE INVESTMENT POOL - 15.09%
$11,719,663 Securities Lending Quality Trust /(2)/........ $  11,719,663
                                                           -------------
            REGISTERED INVESTMENT
            COMPANIES - 2.37%
  1,838,065 T. Rowe Price Reserve Investment
             Fund.........................................     1,838,065
                                                           -------------
            U.S. TREASURY BILLS - 0.62%
     50,000 United States Treasury Bills:
              1.18% due 6/26/03...........................        49,959
              1.15% due 6/26/03...........................       114,909
              1.14% due 6/5/03............................       320,959
                                                           -------------
                                                                 485,827
                                                           -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $14,043,555)............................    14,043,555
                                                           -------------
            CALL OPTION PURCHASED - 0.09%
            HOSPITAL SUPPLIES - 0.09%
     11,300 Boston Scientific Corp.
             (Cost $49,659)...............................        73,450
                                                           -------------
            TOTAL INVESTMENTS
            (Cost $83,094,291) - 117.15%..................    90,995,263
            Liabilities in excess of other assets
             net - (17.15)%...............................  (13,322,136)
                                                           -------------
            NET ASSETS - 100%............................. $  77,673,127
                                                           -------------
            + Non-income producing.
            ADR - American Depository Receipt
            /(1)/ The security or a portion thereof is out on loan
             (see Note 2).
            /(2)/ The security is purchased with the cash collateral
             received from securities loaned (see Note 2).
            /(3)/ A portion of this security is subject to
             options written (see Note 4).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             23
May 31, 2003
                INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          COMMON STOCK - 99.23%
          ADVERTISING - 0.08%
    2,300 Omnicom Group, Inc...................... $   160,563
                                                   -----------
          AEROSPACE/DEFENSE - 0.95%
   10,700 Honeywell International, Inc............     280,340
    6,400 L-3 Communications Holdings, Inc. +/(1)/     277,440
   19,800 United Technologies Corp................   1,351,350
                                                   -----------
                                                     1,909,130
                                                   -----------
          AIRLINES - 0.19%
    5,300 Delta Air Lines, Inc....................      70,808
   19,200 Southwest Airlines Co...................     308,544
                                                   -----------
                                                       379,352
                                                   -----------
          APPAREL & PRODUCTS - 0.65%
   36,000 Foot Locker, Inc........................     484,200
   14,900 Gap, Inc................................     253,300
    7,900 Jones Apparel Group, Inc. +.............     231,944
    8,700 Limited, Inc............................     132,762
    5,300 VF Corp.................................     201,771
                                                   -----------
                                                     1,303,977
                                                   -----------
          APPLIANCES/FURNISHINGS - 0.03%
    1,200 Whirlpool Corp. /(1)/...................      68,280
                                                   -----------
          AUTOMOTIVE - 1.67%
    8,686 Carlisle Cos., Inc......................     391,478
  125,400 Delphi Automotive Systems Corp..........   1,106,028
  176,600 Ford Motor Co...........................   1,854,300
                                                   -----------
                                                     3,351,806
                                                   -----------
          BANKS - 9.33%
  106,000 Bank of America Corp....................   7,865,200
    4,800 Bank One Corp...........................     179,328
   54,500 First American Corp., Class A...........   1,475,860
   28,569 First Tennessee National Corp...........   1,335,886
   44,100 FleetBoston Financial Corp..............   1,304,037
    5,100 National City Corp......................     172,482
   14,400 PNC Financial Services Group............     709,200
   77,100 U.S. Bancorp............................   1,827,270
    7,650 Union Planters Corp.....................     246,177
   24,600 UnionBanCal Corp........................   1,039,350
   29,100 Wachovia Corp...........................   1,169,238
   29,600 Wells Fargo & Co........................   1,429,680
                                                   -----------
                                                    18,753,708
                                                   -----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          BEVERAGES - 0.38%
   10,610 Coca-Cola Enterprises, Inc.............. $  198,937
    6,500 Constellation Brands, Inc., Class A +...    179,205
    8,510 PepsiCo, Inc............................    376,142
                                                   ----------
                                                      754,284
                                                   ----------
          BROADCASTING - 0.66%
    6,100 Clear Channel Communications, Inc. +....    248,270
   30,737 Comcast Corp., Class A +................    925,491
    5,700 Fox Entertainment Group, Inc., Class A +    160,227
                                                   ----------
                                                    1,333,988
                                                   ----------
          BUILDING MATERIALS - 0.84%
   17,500 RPM International, Inc..................    217,525
   50,400 Sherwin-Williams Co.....................  1,379,952
    3,400 York International Corp.................     88,026
                                                   ----------
                                                    1,685,503
                                                   ----------
          CHEMICAL - 1.29%
   13,100 Cytec Industries, Inc. +................    433,610
    8,700 Invitrogen Corp. +......................    339,474
   32,100 Lubrizol Corp...........................  1,023,990
   39,800 Monsanto Co.............................    797,990
                                                   ----------
                                                    2,595,064
                                                   ----------
          COMMERCIAL SERVICES - 1.71%
    2,500 Ball Corp...............................    123,800
    4,300 Convergys Corp. +.......................     76,884
   14,500 Rent-A-Center, Inc. +...................    963,380
   23,400 United Parcel Service, Inc., Class B....  1,460,862
   40,232 Viad Corp...............................    815,100
                                                   ----------
                                                    3,440,026
                                                   ----------
          CONGLOMERATES - 2.81%
    2,200 Eaton Corp..............................    184,646
  129,100 General Electric Co.....................  3,705,170
   20,000 Loews Corp..............................    962,000
   45,197 Tyco International, Ltd.................    799,987
                                                   ----------
                                                    5,651,803
                                                   ----------
          DRUGS - 6.60%
    3,637 Abbott Laboratories.....................    162,028
   27,892 Amgen, Inc. +...........................  1,804,891
   44,100 Bristol-Myers Squibb Co.................  1,128,960
   44,800 King Pharmaceuticals, Inc. +............    641,088

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          DRUGS - Continued
   78,200 Merck & Co., Inc....................... $ 4,346,356
  141,280 Pfizer, Inc............................   4,382,506
    9,000 Pharmaceutical Resources, Inc. +.......     369,360
   11,700 Watson Pharmaceuticals, Inc. +.........     433,134
                                                  -----------
                                                   13,268,323
                                                  -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 2.11%
   20,800 Applera Corp. - Applied
           Biosystems Group......................     404,976
   45,744 Arrow Electronics, Inc. +..............     779,020
   74,800 Avnet, Inc. +..........................   1,017,280
    2,300 Energizer Holdings, Inc. +.............      73,094
   17,782 Fisher Scientific International, Inc. +     563,512
    1,300 Johnson Controls, Inc..................     108,225
   17,200 OGE Energy Corp. /(1)/.................     363,264
    7,200 PerkinElmer, Inc.......................      92,088
   20,200 Vishay Intertechnology, Inc. +.........     291,688
   49,700 Xerox Corp. +..........................     543,221
                                                  -----------
                                                    4,236,368
                                                  -----------
          FINANCIAL SERVICES - 8.31%
   33,200 American Express Co....................   1,383,112
    3,400 Bear Stearns Cos., Inc.................     262,718
   26,534 Capital One Financial Corp. /(1)/......   1,278,143
  140,800 Citigroup, Inc.........................   5,775,616
   32,600 Fannie Mae.............................   2,412,400
   25,300 Freddie Mac............................   1,513,193
    3,100 Goldman Sachs Group, Inc...............     252,650
   22,500 H & R Block, Inc.......................     921,150
   35,100 Merrill Lynch & Co., Inc...............   1,519,830
   30,200 Morgan Stanley.........................   1,381,650
                                                  -----------
                                                   16,700,462
                                                  -----------
          FOODS - 2.02%
    7,574 Archer-Daniels-Midland Co..............      90,661
  105,255 ConAgra Foods, Inc.....................   2,554,539
   21,500 Dean Foods Co. +/(1)/..................     983,625
   20,900 Sara Lee Corp..........................     380,798
    1,100 Smucker, J.M. Co.......................      41,415
                                                  -----------
                                                    4,051,038
                                                  -----------

--------------------------------------------------------------------------------

24
          INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
          FREIGHT - 0.34%
    6,900 FedEx Corp........................... $  441,462
    9,000 Ryder System, Inc....................    239,040
                                                ----------
                                                   680,502
                                                ----------
          HARDWARE & TOOLS - 0.18%
    8,463 Black & Decker Corp..................    366,533
                                                ----------
          HEALTHCARE - 0.90%
    7,500 Anthem, Inc. +.......................    550,125
   41,300 McKesson Corp........................  1,252,216
                                                ----------
                                                 1,802,341
                                                ----------
          HOME BUILDERS - 1.48%
   23,800 Centex Corp. /(1)/...................  1,847,594
   16,800 KB Home..............................  1,050,000
      200 NVR, Inc. +..........................     81,550
                                                ----------
                                                 2,979,144
                                                ----------
          HOSPITAL SUPPLIES - 2.15%
    4,500 AmerisourceBergen Corp...............    282,105
   10,000 Cardinal Health, Inc.................    577,100
   63,700 Johnson & Johnson....................  3,462,095
                                                ----------
                                                 4,321,300
                                                ----------
          HOUSEHOLD PRODUCTS - 3.28%
   29,800 Fortune Brands, Inc..................  1,561,520
    1,900 Newell Rubbermaid, Inc...............     54,150
   54,100 Procter & Gamble Co..................  4,967,462
                                                ----------
                                                 6,583,132
                                                ----------
          INFORMATION PROCESSING -
          HARDWARE - 3.54%
   18,291 Dell Computer Corp. +................    572,325
  117,715 Hewlett-Packard Co...................  2,295,443
      500 Imation Corp. +......................     17,240
   33,100 International Business Machines Corp.  2,914,124
    8,100 Sandisk Corp. +/(1)/.................    294,273
    8,400 Storage Technology Corp. +...........    226,800
   64,100 Western Digital Corp. +/(1)/.........    802,532
                                                ----------
                                                 7,122,737
                                                ----------
          INFORMATION PROCESSING -
          SERVICES - 1.95%
   16,100 Anixter International, Inc. +/(1)/...    385,112
   31,400 CheckFree Corp. +/(1)/...............    768,672

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
   22,400 Computer Sciences Corp. +................. $  889,280
   13,100 Earthlink, Inc. +/(1)/....................     88,294
   63,100 Electronic Data Systems Corp..............  1,271,465
    4,500 First Data Corp...........................    186,390
    2,200 Symantec Corp. +..........................     99,484
    8,000 Yahoo!, Inc. +............................    238,800
                                                     ----------
                                                      3,927,497
                                                     ----------
          INFORMATION PROCESSING -
          SOFTWARE - 3.08%
    9,300 BMC Software, Inc. +......................    157,728
   35,300 Compuware Corp. +.........................    214,271
  205,700 Microsoft Corp............................  5,062,277
   57,300 Oracle Corp. +............................    745,473
                                                     ----------
                                                      6,179,749
                                                     ----------
          INSURANCE - 4.45%
   34,500 Allstate Corp.............................  1,241,655
   25,600 AmerUs Group Co. /(1)/....................    688,896
   17,370 CIGNA Corp................................    974,457
   85,788 Fidelity National Financial, Inc..........  2,665,418
   28,500 Humana, Inc. +............................    370,215
   33,500 John Hancock Financial Services, Inc......  1,013,375
    9,400 Odyssey Re Holdings Corp. /(1)/...........    193,922
   22,668 Old Republic International Corp...........    778,419
    2,900 PacifiCare Health Systems, Inc.,
           Class A +................................    112,111
    4,900 Principal Financial Group, Inc............    155,624
   24,200 Protective Life Corp......................    667,436
    3,500 UnumProvident Corp........................     45,150
      500 W.R. Berkley Corp.........................     24,625
                                                     ----------
                                                      8,931,303
                                                     ----------
          LEISURE AND TOURISM - 0.59%
    5,600 Activision, Inc. +........................     95,088
   14,100 Blockbuster, Inc., Class A /(1)/..........    238,290
    2,000 Electronic Arts, Inc. +...................    137,120
   17,600 Regal Entertainment Group, Class A /(1)/..    391,248
   12,700 Take-Two Interactive Software, Inc. +/(1)/    320,675
                                                     ----------
                                                      1,182,421
                                                     ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          MACHINERY - 0.44%
   12,500 Cooper Industries, Ltd., Class A...... $   498,625
    2,700 Deere & Co............................     117,909
   15,900 Timken Co.............................     260,442
                                                 -----------
                                                     876,976
                                                 -----------
          MEDICAL TECHNOLOGY - 0.08%
    2,600 Charles River Laboratories
           International, Inc. +/(1)/...........      82,602
    1,300 Guidant Corp. +.......................      54,964
    6,200 Ribapharm, Inc. +.....................      31,496
                                                 -----------
                                                     169,062
                                                 -----------
          METALS - 0.37%
   49,600 Worthington Industries, Inc...........     740,528
                                                 -----------
          MISCELLANEOUS - 1.64%
  100,400 Eastman Kodak Co......................   3,076,256
    8,613 Hearst-Argyle Television, Inc. +......     214,033
                                                 -----------
                                                   3,290,289
                                                 -----------
          MULTIMEDIA - 2.72%
  172,600 AOL Time Warner, Inc. +...............   2,626,972
   43,100 Viacom, Inc., Class B +...............   1,961,912
   44,500 Walt Disney Co........................     874,425
                                                 -----------
                                                   5,463,309
                                                 -----------
          OIL AND GAS - 8.91%
   16,900 Amerada Hess Corp.....................     828,100
   35,900 ChevronTexaco Corp....................   2,546,746
   14,400 ConocoPhillips........................     777,168
  105,600 Exxon Mobil Corp......................   3,843,840
   40,300 Halliburton Co........................     961,961
   30,600 Kinder Morgan Energy Partners LP /(1)/   1,203,498
  159,500 Marathon Oil Corp.....................   4,103,935
   57,800 Occidental Petroleum Corp.............   1,950,172
   17,400 Oneok, Inc. /(1)/.....................     354,438
    8,900 Sunoco, Inc...........................     327,876
   37,100 Transocean, Inc. +....................     867,027
    3,750 UGI Corp. /(1)/.......................     128,250
                                                 -----------
                                                  17,893,011
                                                 -----------
          PAPER/FOREST PRODUCTS - 0.56%
   13,800 Bemis Co., Inc........................     631,764
    2,100 International Paper Co................      77,007
    7,400 Rayonier, Inc.........................     382,062

--------------------------------------------------------------------------------

                                                                             25
May 31, 2003
          INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          PAPER/FOREST PRODUCTS - Continued
    1,800 Sonoco Products Co................. $    40,446
                                              -----------
                                                1,131,279
                                              -----------
          RAILROADS & EQUIPMENT - 0.44%
    7,600 Burlington Northern Santa Fe Corp..     224,276
    4,500 CSX Corp...........................     147,375
    8,200 Norfolk Southern Corp. /(1)/.......     179,744
    5,300 Union Pacific Corp.................     323,247
                                              -----------
                                                  874,642
                                              -----------
          REAL ESTATE INVESTMENT TRUSTS - 0.44%
    5,400 CBL & Associates Properties, Inc...     234,144
    6,800 Equity Office Properties Trust.....     182,988
    1,800 General Growth Properties, Inc.....     105,570
   19,700 HRPT Properties Trust..............     186,953
    4,700 Simon Property Group, Inc..........     176,814
                                              -----------
                                                  886,469
                                              -----------
          RETAIL - 4.78%
    9,500 Barnes & Noble, Inc. +/(1)/........     226,100
   77,500 Federated Department Stores, Inc. +   2,518,750
   33,800 Home Depot, Inc....................   1,098,162
   61,800 IKON Office Solutions, Inc. /(1)/..     542,604
  100,500 JC Penney Co., Inc.................   1,740,660
   11,600 May Department Stores Co...........     251,604
    2,700 Staples, Inc. +....................      52,353
   55,100 SUPERVALU, Inc.....................   1,093,735
    2,400 Target Corp........................      87,912
   36,000 Wal-Mart Stores, Inc...............   1,893,960
    7,170 Winn-Dixie Stores, Inc. /(1)/......     101,384
                                              -----------
                                                9,607,224
                                              -----------
          SAVINGS & LOAN - 0.59%
   29,000 Washington Mutual, Inc.............   1,182,620
                                              -----------
          SEMICONDUCTORS - 2.39%
   34,700 ESS Technology, Inc. +/(1)/........     289,745
  157,500 Intel Corp.........................   3,282,300
    2,221 QLogic Corp. +/(1)/................     111,250
   54,600 Texas Instruments, Inc.............   1,119,300
                                              -----------
                                                4,802,595
                                              -----------
          TELECOMMUNICATIONS - 6.37%
   34,500 Alltel Corp........................   1,651,860
   24,460 AT&T Corp..........................     476,725

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   72,800 BellSouth Corp....................... $  1,929,928
    8,626 CenturyTel, Inc......................      290,438
   92,000 Cisco Systems, Inc. +................    1,497,760
   87,800 Motorola, Inc........................      748,056
   80,500 Nextel Communications, Inc.,
           Class A +...........................    1,206,695
   16,100 PanAmSat Corp. +/(1)/................      302,841
   16,600 QUALCOMM, Inc. +.....................      557,428
    6,900 Scientific-Atlanta, Inc. /(1)/.......      135,861
  105,500 Verizon Communications, Inc..........    3,993,175
                                                ------------
                                                  12,790,767
                                                ------------
          TOBACCO - 1.39%
   67,800 Altria Group, Inc....................    2,800,140
                                                ------------
          UTILITIES - COMMUNICATION - 2.19%
   94,500 SBC Communications, Inc..............    2,405,970
  147,508 Sprint Corp. (FON Group).............    2,000,208
                                                ------------
                                                   4,406,178
                                                ------------
          UTILITIES - ELECTRIC - 3.73%
   14,600 Entergy Corp.........................      754,674
   40,300 Exelon Corp..........................    2,309,190
   19,000 FPL Group, Inc.......................    1,262,930
    2,600 Great Plains Energy, Inc. /(1)/......       74,880
   19,900 NiSource, Inc........................      390,239
   16,700 Progress Energy, Inc.................      785,735
   24,635 Public Service Enterprise Group, Inc.    1,052,654
   27,200 Southern Co..........................      856,256
                                                ------------
                                                   7,486,558
                                                ------------
          UTILITIES - GAS DISTRIBUTION - 0.62%
    6,100 Northern Border Partners LP..........      247,660
   36,901 Sempra Energy........................    1,006,290
                                                ------------
                                                   1,253,950
                                                ------------
          TOTAL COMMON STOCK
          (Cost $207,261,730)..................  199,375,931
                                                ------------
          PREFERRED STOCK - 0.39%
          AUTOMOTIVE - 0.28%
    8,000 Ford Motor Co. Capital Trust II 6.50%      358,160
    8,900 General Motors Corp.,
           Series B, 5.25%.....................      213,956
                                                ------------
                                                     572,116
                                                ------------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-------------------------------------------------------------------
           UTILITIES - ELECTRIC - 0.11%
     7,778 DTE Energy Co. 8.75%...................... $    211,639
                                                      ------------
           TOTAL PREFERRED STOCK
           (Cost $814,587)...........................      783,755
                                                      ------------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 4.74%
           COLLECTIVE INVESTMENT POOL - 4.74%
$9,535,117 Securities Lending Quality Trust /(2)/
           (Cost $9,535,117).........................    9,535,117
                                                      ------------
           REPURCHASE AGREEMENT - 0.28%
   550,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            5/30/03, to be repurchased 6/02/03 in
            the amount of $550,053 and
            collateralized by Federal National Mtg.
            Assn. Notes, bearing interest at
            1.80%, due 4/15/05 and having an
            approximate value of $563,034
            (Cost $550,000)..........................      550,000
                                                      ------------
           TOTAL INVESTMENTS
           (Cost $218,161,434) - 104.64%.............  210,244,803
           Liabilities in excess of other assets,
            net - (4.64)%............................  (9,326,028)
                                                      ------------
           NET ASSETS - 100%......................... $200,918,775
                                                      ------------
           + Non-income producing.
           /(1)/ The security or a portion thereof is out on loan
            (see Note 2).
           /(2)/ The security is purchased with the cash collateral
            received from securities loaned (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

26
             INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          COMMON STOCK - 86.97%
          ADVERTISING - 0.21%
    7,855 Aegis Group, PLC...................... $   10,945
      600 Asatsu-DK, Inc........................      9,988
    1,593 Publicis Groupe SA....................     41,693
       32 Publigroupe SA +......................      5,454
   15,520 WPP Group, PLC........................    124,666
                                                 ----------
                                                    192,746
                                                 ----------
          AEROSPACE/DEFENSE - 0.12%
   32,598 BAE Systems, PLC......................     69,202
    2,815 Serco Group, PLC......................      8,076
    1,205 Thales SA.............................     34,132
                                                 ----------
                                                    111,410
                                                 ----------
          AIRLINES - 0.41%
      627 Air France............................      8,401
   16,559 Alitalia SpA +........................      4,305
    4,000 All Nippon Airways Co., Ltd. +........      7,365
    3,450 Auckland International Airport, Ltd. +     10,902
   15,165 BAA, PLC +............................    121,317
   11,582 British Airways, PLC +................     26,723
   20,000 Cathay Pacific Airways, Ltd. +........     25,261
    2,300 Deutsche Lufthansa AG +...............     24,809
    2,308 European Aeronautic Defense and
           Space Co. +..........................     25,710
      225 Flughafen Wien AG +...................      8,245
   12,000 Japan Airlines System Corp............     23,601
       50 Kobenhavn Lufthave +..................      4,341
      501 Koninklijke Luchtvaart
           Maatschappij NV +....................      3,672
    5,382 Ryanair Holdings, PLC +...............     36,782
    1,000 SAS AB +..............................      5,204
    7,000 Singapore Airlines, Ltd. +............     38,743
                                                 ----------
                                                    375,381
                                                 ----------
          APPAREL & PRODUCTS - 0.48%
      600 Adidas-Salomon AG.....................     52,792
    1,813 Benetton Group SpA....................     18,341
    3,165 Bulgari SpA...........................     16,195
   12,000 Esprit Holdings, Ltd..................     25,466
   20,000 Giordano International, Ltd...........      6,091
    3,017 Gunze, Ltd............................     10,605
    1,543 Hagemeyer NV..........................      9,075
    3,112 Inditex SA............................     70,101
      969 Luxottica Group SpA...................     12,002

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          APPAREL & PRODUCTS - Continued
   36,907 Marks & Spencer Group, PLC........... $   173,035
    1,944 Onward Kashiyama Co., Ltd............      15,847
      200 Paris Miki, Inc......................       2,397
    2,000 Wacoal Corp..........................      14,814
      600 World Co., Ltd.......................      11,374
                                                -----------
                                                    438,135
                                                -----------
          APPLIANCES/FURNISHINGS - 0.11%
    5,200 Electrolux AB........................      99,137
                                                -----------
          AUTOMOTIVE - 3.14%
      455 Autobacs Seven Co., Ltd..............       7,997
   10,000 Bridgestone Corp.....................     129,723
    1,600 Continental AG.......................      30,734
    3,000 Cycle & Carriage, Ltd................       9,080
   12,400 DaimlerChrysler AG...................     390,179
   10,100 Denso Corp...........................     142,517
    4,942 Fiat SpA +...........................      40,054
      656 Fiat SpA Di Risp +...................       2,778
    8,678 Futuris Corp., Ltd...................       8,769
   10,329 GKN, PLC.............................      34,711
    9,900 Honda Motor Co., Ltd.................     357,108
    1,921 Michelin (C.G.D.E.), Class B.........      70,050
    2,455 NGK Spark Plug Co., Ltd..............      17,218
   35,000 Nissan Motor Co., Ltd................     276,227
   20,528 Pirelli SpA +........................      20,694
    2,597 PSA Peugoet Citroen..................     118,681
      864 Regie Nationale des Usines Renault SA      38,427
    1,803 Sanden Corp..........................       9,054
      400 Toyoda Gosei.........................       8,068
   35,449 Toyota Motor Corp....................     848,509
    1,229 Trelleborg AB........................      12,111
    1,066 Valeo SA.............................      29,468
    3,400 Volkswagen AG........................     122,822
    1,800 Volvo AB, Class A....................      36,288
    3,900 Volvo AB, Class B....................      82,391
                                                -----------
                                                  2,843,658
                                                -----------
          BANKS - 13.16%
    5,000 77th Bank, Ltd.......................      21,300
   20,899 ABN AMRO Holding NV..................     404,399
   23,297 Allied Irish Banks, PLC (Dublin).....     349,404
    2,113 Alpha Bank AE........................      32,809
   10,728 Ashikaga Financial Group, Inc. +.....      12,839

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          BANKS - Continued
   10,615 Australia & New Zealand Banking
           Group, Ltd........................... $  128,236
    5,534 Banca Monte dei Paschi di Siena SpA...     16,567
   45,583 Banco Bilbao Vizcaya Argentaria SA....    450,402
   27,244 Banco Comercial Portugues SA..........     44,545
      458 Banco Espirto Santo SA................      6,896
   63,136 Banco Santander Central Hispano SA....    510,956
   20,400 Bank of East Asia.....................     38,453
    8,145 Bank of Fukuoka, Ltd..................     31,493
    7,184 Bank of Ireland.......................     89,153
   15,000 Bank of Yokohama, Ltd. +..............     51,220
    2,296 Bank of Yokohama, Ltd. ADR............     78,322
   95,064 Barclays, PLC.........................    670,106
    5,400 Bayerische Hypo-und Vereinsbank AG....     74,636
   11,764 BNP Paribas SA........................    582,580
   23,890 Capitalia SpA+........................     39,848
    5,000 Chiba Bank, Ltd.......................     17,575
      974 Close Brothers Group, PLC.............      9,535
      975 Commercial Bank of Greece.............     13,992
   17,838 Commonwealth Bank of Australia........    328,417
    9,000 Danske Bank A/S.......................    188,225
   18,000 DBS Group Holdings, Ltd...............    101,701
    4,940 Dexia (Brussels)......................     65,373
    1,290 Dexia (Paris) +.......................         15
    8,800 DnB Holdings ASA......................     47,878
    1,880 EFG Eurobank Ergasias SA..............     25,210
      359 Erste Bank Der Oesterreichischen
           Sparkassen AG........................     30,405
   23,796 FinecoGroup SpA+......................     11,700
    4,000 First Capital Corp., Ltd..............      2,110
    2,995 Firstgroup, PLC.......................     13,048
    6,000 Gunma Bank, Ltd.......................     29,728
   13,588 Hang Seng Bank, Ltd...................    144,615
   53,295 HBOS, PLC.............................    622,050
    9,177 Hokuriku Bank, Ltd. +.................     11,674
  133,421 HSBC Holdings, PLC (GBP)..............  1,576,951
   11,723 Joyo Bank, Ltd........................     31,102
    1,639 KBC Bankverzekeringsholding...........     68,076
   79,366 Lloyds TSB Group, PLC.................    582,219
    1,405 Macquarie Bank, Ltd...................     25,455
    5,704 Mediobanca SpA........................     57,166
       59 Mitsubishi Tokyo Financial Group, Inc.    222,204
   10,000 Mitsui Trust Holdings, Inc. +.........     20,337

--------------------------------------------------------------------------------

                                                                             27
May 31, 2003
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          BANKS - Continued
   22,114 National Australia Bank, Ltd......... $   477,210
    2,603 National Bank of Greece SA...........      42,377
    5,700 Nordea AB (Euro).....................      28,630
   30,090 Nordea AB (Swedish Krone)............     153,105
   17,000 Oversea-Chinese Banking Corp., Ltd...      90,170
    2,000 OverSeas Union Enterprises...........       7,091
    1,669 Piraeus Bank.........................      10,798
   56,000 Resona Holdings, Inc. +..............      30,464
   38,740 Royal Bank of Scotland Group, PLC....   1,006,579
   11,883 Sanpaolo IMI SpA.....................     110,706
   10,163 Shizuoka Bank, Ltd...................      65,324
    6,600 Skandinaviska Enskilda Banken........      70,140
    4,553 Societe Generale, Class A............     279,567
       59 Sumitomo Mitsui Financial Group, Inc.      97,770
    6,000 Sumitomo Trust & Banking Co., Ltd....      17,023
    2,000 Suruga Bank..........................       8,671
    8,800 Svenska Handelsbanken AB, Series A...     151,900
      800 Svenska Handelsbanken AB, Series B...      13,191
   18,653 UBS AG...............................   1,005,329
       17 UFJ Holdings, Inc. +.................      16,077
   17,000 United Overseas Bank, Ltd............     108,792
   24,961 Westpac Banking Corp.................     265,255
                                                -----------
                                                 11,937,094
                                                -----------
          BEVERAGES - 1.21%
    6,495 Asahi Breweries, Ltd.................      42,291
      300 Carlsberg A/S, Class B...............      12,121
    8,288 Coca Cola Amatil, Ltd................      29,556
      400 Coca Cola Bottling Co. (West Japan)..       6,796
    1,350 Coca Cola Hellenic Bottling Co. SA...      20,263
   48,084 Diageo, PLC..........................     516,298
   28,960 Foster's Group, Ltd..................      80,809
    3,600 Fraser & Neave, Ltd..................      18,057
    3,243 Heineken NV..........................     116,540
    2,157 Interbrew............................      45,468
      200 Ito En, Ltd..........................       6,478
    9,937 Kirin Brewery Co., Ltd...............      74,017
      645 Pernod Ricard SA.....................      64,187
    4,000 Sapporo Breweries, Ltd...............       9,775
    6,984 Scottish & Newcastle, PLC............      43,792
    2,794 Takara Shuzo Co......................      13,820
                                                -----------
                                                  1,100,268
                                                -----------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          BROADCASTING - 0.40%
   20,245 British Sky Broadcasting Group, PLC +...... $   220,034
        5 Fuji Television Network, Inc...............      15,692
    8,741 Mediaset SpA...............................      79,892
      907 Societe Television Francaise 1.............      26,822
    5,000 Television Broadcasts, Ltd.................      15,996
                                                      -----------
                                                          358,436
                                                      -----------
          BUILDING MATERIALS - 1.73%
    3,281 Amec, PLC..................................      12,317
   14,249 Asahi Glass Co., Ltd.......................      77,634
    3,800 Assa Abloy AB..............................      37,202
    8,105 Boral, Ltd.................................      25,892
    3,677 Bouygues SA +..............................      98,010
    3,269 BPB, PLC...................................      16,345
    1,370 CIMPOR-Cimentos de Portugal, SGPS, SA......       5,286
    4,522 Compagnie de Saint-Gobain..................     171,279
    7,433 CRH, PLC (Dublin)..........................     115,413
   13,382 CSR, Ltd...................................      16,227
    4,924 Fletcher Building, Ltd.....................       9,966
    1,199 Fomento de Construcciones y Contratas SA...      33,074
       21 Forbo Holding AG +.........................       6,449
   10,492 Hanson, PLC................................      60,714
      468 Heidelberger Zement AG +...................      12,662
    6,500 Hitachi Zosen Corp. +......................       3,971
      414 Holcim, Ltd................................      70,563
      106 Imerys SA..................................      15,461
    5,785 James Hardie Industries NV.................      25,269
   18,842 Kawasaki Heavy Industries, Ltd.............      15,296
    1,856 Lafarge SA.................................     118,003
    3,000 Matsushita Electric Works..................      16,722
   10,668 Mitsui Engineering & Shipbuilding Co., Ltd.      11,696
   26,000 New World Development Co., Ltd.............       9,418
    5,067 Nippon Sheet Glass Co., Ltd................      12,256
    3,571 Nishimatsu Construction Co., Ltd...........      11,028
      327 NKT Holding A/S............................       4,559
    9,861 Obayashi Corp..............................      29,298
    2,977 Okumura Corp...............................       8,945
   16,940 Pilkington, PLC............................      20,480
   13,382 Rinker Group, Ltd..........................      40,132
    3,780 RMC Group, PLC.............................      27,761
      697 Shimachu Co., Ltd..........................      10,267
    5,970 Skanska AB.................................      32,146
    5,796 Sumitomo Osaka Cement Co., Ltd.............       9,702
   12,000 Taiheiyo Cement Corp.......................      18,680

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          BUILDING MATERIALS - Continued
   12,384 Taisei Corp............................. $    24,253
    1,070 Technical Olympic SA....................       3,650
      229 Technip-Coflexip SA.....................      21,927
    5,100 ThyssenKrupp AG.........................      54,352
      410 Titan Cement Co.........................      15,568
    3,683 Toda Corp...............................       7,583
    4,275 Tostem Corp.............................      57,854
      500 Uponor Oyj..............................      10,763
      182 VA Technologie AG +.....................       5,352
    1,023 Vinci SA................................      70,336
    8,223 Wolseley, PLC...........................      88,968
                                                   -----------
                                                     1,570,729
                                                   -----------
          CHEMICAL - 1.83%
    4,079 Akzo Nobel NV...........................     103,496
   19,549 Asahi Kasei Corp........................      55,791
    7,850 BASF AG.................................     340,271
    7,057 BOC Group, PLC..........................      88,962
      471 CIBA Specialty Chemicals Holding, Inc. +      30,014
      985 Clariant AG +...........................       8,961
    4,427 Daicel Chemical Industries, Ltd.........      14,153
   10,180 Dainippon Ink and Chemicals, Inc........      16,529
    6,226 Denki Kagaku Kogyo Kabushiki Kaisha.....      16,101
   16,990 Imperial Chemical Industries, PLC.......      37,878
    4,000 Ishihara Sangyo Kaisha, Ltd. +..........       5,490
    3,114 Johnson Matthey, PLC....................      44,846
    4,081 Kaneka Corp.............................      22,508
    1,456 L'Air Liquide SA........................     222,308
      670 Lonza Group AG..........................      32,741
   26,401 Mitsubishi Chemical Corp................      49,052
    5,864 Mitsubishi Gas Chemical Co., Inc........      10,846
    4,000 Mitsui Chemicals, Inc...................      16,203
    1,000 Nippon Kayaku Co., Ltd. +...............       4,227
    1,000 Nippon Sanso Corp.......................       2,938
    2,502 Nippon Shokubai Co., Ltd................      13,653
    1,000 Nissan Chemical Industries..............       5,139
      900 Novozymes A/S, Series B.................      25,524
    3,954 Orica, Ltd..............................      25,778
    6,925 Sekisui Chemical Co., Ltd...............      19,879
    5,726 Shin Etsu Chemical Co...................     175,396
   13,798 Showa Denko K.K. +......................      22,865
      770 Solvay SA...............................      59,508
   19,000 Sumitomo Chemical.......................      52,157
    1,481 Syngenta AG.............................      75,614

--------------------------------------------------------------------------------

28
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          CHEMICAL - Continued
    7,718 Tosoh Corp.......................... $    17,763
   11,463 UBE Industries, Ltd.................      16,597
      600 Uni Charm Corp......................      26,062
                                               -----------
                                                 1,659,250
                                               -----------
          COMMERCIAL SERVICES - 1.15%
   17,116 ABB, Ltd. +.........................      54,140
    2,918 Abertis Infraestructuras SA.........      42,562
      759 Acea SpA +..........................       3,455
      350 Aker Kvaerner.......................       4,133
    2,388 Ansell, Ltd. +......................       8,827
      156 Atos Origin +.......................       5,775
    5,911 Balfour Beatty, PLC.................      18,992
       20 Bellsystem 24, Inc..................       2,472
    1,214 Benesse Corp........................      18,898
   13,720 Brambles Industries, Ltd............      40,430
   10,323 Brambles Industries, PLC............      27,076
    1,697 Cap Gemini SA +.....................      58,947
    2,769 De La Rue, PLC......................      10,985
   24,728 Hays, PLC...........................      32,936
      602 ISS A/S.............................      20,697
      200 Itochu Techno-Science Corp..........       3,917
    3,282 JGC Corp............................      20,876
    3,036 Kinden Corp.........................       9,452
   32,000 Li & Fung, Ltd......................      39,802
    1,400 Linde AG............................      46,523
   11,385 Mayne Group, Ltd....................      19,150
    2,000 Mitsubishi Logistics Corp...........      10,679
    1,737 Nippon Comsys Corp..................       6,905
    1,048 Pechiney SA.........................      30,104
   28,021 Rentokil Initial, PLC...............      82,683
       59 SA D'Ieteren NV.....................       7,829
      351 Sagem SA............................      29,562
    3,159 Secom Co., Ltd......................      96,765
    4,453 Securicor, PLC......................       5,822
    4,900 Securitas AB........................      49,865
      100 SGS Societe Generale de Surveillance
           Holding SA.........................      41,228
    9,559 Shimizu Corp........................      23,441
   31,000 Singapore Tech Eng..................      30,205
    7,929 Smiths Group, PLC...................      86,697
    2,000 ST Assembly Test Services, Ltd. +...       1,591
      468 TIS, Inc............................       8,265

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          COMMERCIAL SERVICES - Continued
    2,626 Toyo Seikan Kaisha, Ltd............ $    23,472
      746 William Demant A/S +...............      17,493
                                              -----------
                                                1,042,651
                                              -----------
          CONGLOMERATES - 1.53%
    1,148 Amano Corp.........................       5,726
    1,192 DCC, PLC...........................      16,686
   41,000 Hutchison Whampoa, Ltd.............     249,723
   19,000 Itochu Corp........................      38,800
    9,000 Keppel Corp., Ltd..................      22,831
    3,000 Keppel Land, Ltd...................       2,127
    3,551 LVMH Moet Hennessy Louis Vuitton SA     182,203
   17,001 Mitsubishi Corp....................     106,287
      850 Modern Times Group AB +............      11,661
      624 Promotora de Informaciones SA......       5,248
   11,733 Siemens AG.........................     556,202
   21,406 Sonae, SGPS SA +...................      10,324
   12,000 Sumitomo Corp......................      50,818
    2,334 TUI AG.............................      30,530
       59 Valora Holding AG..................      10,418
    5,146 Wesfarmers, Ltd....................      84,175
    7,000 Wing Tai Holdings, Ltd.............       2,926
                                              -----------
                                                1,386,685
                                              -----------
          DRUGS - 8.65%
   24,983 AstraZeneca, PLC...................   1,012,809
   10,164 Aventis SA.........................     530,604
   10,400 Bayer AG...........................     212,496
      600 Celesio AG.........................      24,702
    3,921 Celltech Group, PLC +..............      21,340
    2,836 Chugai Pharmaceutical Co., Ltd.....      31,971
    2,261 CSL, Ltd...........................      17,571
    4,000 Daiichi Pharmaceutical Co., Ltd....      50,349
    3,806 Eisai Co., Ltd.....................      78,996
    4,802 Elan Corp., PLC +..................      27,403
    2,000 Fujisawa Pharmaceutical Co., Ltd...      36,323
   88,028 GlaxoSmithKline, PLC...............   1,738,868
      500 H Lundbeck A/S.....................       9,744
    1,214 Kaken Pharmaceutical Co., Ltd......       5,415
    5,265 Kyowa Hakko Kogyo Co., Ltd.........      26,218
    1,295 Merck KGaA.........................      44,024
   40,555 Novartis AG........................   1,589,507
    4,300 Novo-Nordisk A/S...................     150,223
      170 Omega Pharma SA....................       4,761

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          DRUGS - Continued
      500 Orion-Yhtyma Oyj........................ $     8,234
      966 Roche Holdings AG-Bearer................     114,956
   10,021 Roche Holdings AG-Genusschein...........     763,981
    6,183 Sanofi-Synthelabo SA....................     395,291
    2,700 Schering AG.............................     142,127
       50 Serono SA...............................      29,367
    4,507 Shionogi & Co...........................      63,634
    4,000 Taisho Pharmaceutical Co., Ltd..........      57,346
   12,000 Takeda Chemical Industries, Ltd.........     471,021
    1,665 UCB SA..................................      53,782
    5,000 Yamanouchi Pharmaceutical Co., Ltd......     134,745
                                                   -----------
                                                     7,847,808
                                                   -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 4.09%
    1,210 Advantest Corp..........................      47,596
      369 Aixtron AG..............................       1,320
    2,449 Alps Electric Co., Ltd..................      28,346
      150 Bang & Olufsen A/S......................       3,779
      151 Barco NV................................       9,245
   12,000 Canon, Inc..............................     502,155
   11,822 Chubb, PLC..............................      12,015
    2,401 Dainippon Screen Manufacturing
           Co., Ltd. +............................      10,047
   27,597 Dixons Group, PLC.......................      52,252
   34,235 Elec De Portugal SA.....................      72,890
    6,201 Electrocomponents, PLC..................      32,504
      800 Epcos AG +..............................      10,888
    2,300 Fanuc, Ltd..............................     103,946
    3,000 Fuji Electric Co., Ltd..................       5,649
    5,000 Fujikura, Ltd...........................      14,353
    1,500 GN Store Nord +.........................       6,512
      481 Hirose Electric Co., Ltd................      36,432
    1,000 Hitachi Cable, Ltd......................       2,302
   42,849 Hitachi, Ltd............................     167,114
   49,919 Invensys PLC............................      13,911
   39,500 Johnson Electric Holdings...............      46,345
    1,000 JSR Corp................................      11,232
      200 Keyence Corp............................      35,218
   11,818 Kidde, PLC..............................      15,208
      570 Kudelski SA +...........................      10,765
    2,443 Kyocera Corp............................     131,468
      200 Mabuchi Motor Co., Ltd..................      14,496
   30,000 Matsushita Electric Industrial Co., Ltd.     273,172
   28,000 Mitsubishi Electric Corp................      80,378

--------------------------------------------------------------------------------

                                                                             29
May 31, 2003
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
      500 Mitsumi Electric Co., Ltd......... $     4,486
    3,473 Murata Manufacturing Co., Ltd.....     134,577
   22,441 NEC Corp. +.......................      92,405
    1,500 Nera ASA +........................       2,063
    4,537 NGK Insulators, Ltd...............      24,188
    2,107 Nitto Denko Corp..................      64,188
    6,134 Novar, PLC........................      12,268
    1,245 OCE NV............................      12,434
    3,000 Oki Electric Industry Co., Ltd. +.       7,156
    3,484 Omron Corp........................      49,365
   18,162 Philips Electronics NV............     354,856
    4,000 Ricoh Co., Ltd....................      59,589
    5,000 Sankyo Co., Ltd...................      59,045
   24,000 Sanyo Electric Co., Ltd...........      76,528
    2,398 Schneider Electric SA.............     109,643
   14,330 Sharp Corp........................     157,710
      900 SMC Corp..........................      68,996
   12,462 Sony Corp.........................     331,666
    1,000 Stanley Electric..................      13,600
    9,087 Sumitomo Electric Industries, Ltd.      57,647
    2,000 Taiyo Yuden Co....................      16,906
      900 TDK Corp..........................      39,921
   43,618 Toshiba Corp......................     132,513
    1,000 Ushio, Inc........................      11,608
    3,000 Venture Corp, Ltd.................      26,117
    1,494 Vestas Wind Systems AS............      13,729
    3,000 Yokogawa Electric Corp............      20,287
                                             -----------
                                               3,705,029
                                             -----------
          FINANCE COMPANIES - 0.20%
      200 Aeon Credit Service Co., Ltd......       5,909
      350 Aiful Corp........................      14,675
    2,054 Credit Saison Co., Ltd............      36,100
    1,400 Promise Co., Ltd..................      54,250
    1,310 Takefuji Corp.....................      72,470
                                             -----------
                                                 183,404
                                             -----------
          FINANCIAL SERVICES - 3.00%
    8,686 3I Group, PLC.....................      83,725
    1,469 Acom Co., Ltd.....................      50,407
   15,953 AMP, Ltd..........................      49,611
   11,183 Amvescap, PLC.....................      67,921
    1,945 Banca Fideuram SpA................      10,593

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          FINANCIAL SERVICES - Continued
   55,521 Banca Intesa SpA......................... $   177,641
   12,123 Banca Nazionale Del Lavoro SpA +.........      21,077
    5,483 Banca Popolare di Milano SCRL............      24,315
    3,000 Cheung Kong Infrastructure Holdings, Ltd.       6,251
   16,087 Credit Suisse Group......................     434,750
   18,045 Daiwa Securities Co., Ltd................      79,589
    8,000 Deutsche Bank AG.........................     468,638
   13,876 Fortis NL................................     229,166
      350 Gjensidige NOR ASA.......................      13,602
    8,000 Hong Kong Exchanges & Clearing, Ltd......      10,566
   11,400 IntesaBci SpA Di Risp....................      24,272
    3,978 Irish Life & Permanent, PLC..............      49,133
   73,533 Legal & General Group, PLC...............     103,968
    1,717 Man Group, PLC...........................      35,155
      400 Marschollek Lauten AG +..................       4,926
    1,551 Mediolanum SpA...........................       8,703
      105 Mizuho Financial Group, Inc. +...........      61,075
    9,000 Nikko Securities Co., Ltd................      27,192
      959 OM AB....................................       6,362
    1,100 Orix Corp................................      52,659
    3,500 Provident Financial, PLC.................      36,061
    4,350 Sampo Oyj................................      34,181
    3,176 Schroders, PLC...........................      34,935
      600 Smedvig, Class A.........................       3,507
      400 Smedvig, Class B.........................       1,973
    5,603 Suncorp Metway...........................      40,985
   49,618 UniCredito Italiano SpA..................     227,042
    6,000 Yamaichi Securities Co.,
           Ltd. ADR + /(1)(4)/.....................           0
    1,995 Zurich Financial Services Group..........     242,004
                                                    -----------
                                                      2,721,985
                                                    -----------
          FOODS - 2.25%
    8,807 Ajinomoto Co., Inc.......................      87,565
      110 Ariake Co................................       3,102
   29,194 Cadbury Schweppes, PLC...................     169,895
      581 Casino Guichard Perrachon SA.............      43,022
      395 Colruyt SA...............................      27,228
   31,646 Compass Group, PLC.......................     173,270
      850 Danisco A/S..............................      32,321
      986 Delhaize 'Le Lion' SA....................      31,907
    2,670 Greencore Group, PLC.....................       9,359
    1,821 Groupe Danone............................     250,405
      283 House Food Corp..........................       2,558
      703 Katokichi Co., Ltd.......................      11,497

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          FOODS - Continued
    2,098 Kerry Group, PLC...................... $    32,453
    1,030 Kesko Oyj.............................      12,431
    2,531 Kikkoman Corp.........................      16,438
    4,000 Meiji Dairies Corp....................      14,496
    4,975 Meiji Seika Kaisha, Ltd...............      15,989
    4,213 Nichirei Corp.........................      13,751
    2,000 Nippon Meat Packers, Inc..............      19,032
    1,963 Nisshin Seifun Group, Inc.............      13,849
      855 Nissin Food Products Co., Ltd.........      18,068
    1,026 Numico Koninklijike NV................      13,022
    2,974 Orkla ASA.............................      54,231
    1,362 Parmalat Finanziaria SpA..............       4,005
    1,000 QP Corp...............................       8,210
    2,000 Snow Brand Milk Products Co., Ltd. +..       4,637
    1,813 Sodexho Alliance SA...................      45,063
    6,527 Tate & Lyle, PLC......................      33,704
    8,152 Unilever NV...........................     476,583
   41,527 Unilever, PLC.........................     370,329
    2,258 Yakult Honsha Co., Ltd................      28,725
                                                 -----------
                                                   2,037,145
                                                 -----------
          FREIGHT - 0.89%
        7 A P Moller-Maersk A/S ADR.............     109,243
    2,384 Associated British Ports Holdings, PLC      14,265
    1,599 Buhrmann NV +.........................       6,357
       87 Compagnie Maritime Belge SA...........       6,243
       10 D/S 1912..............................     104,094
    2,400 Deutsche Post AG......................      36,559
      125 DSV, De Sammensluttede Vognmaend A/S..       3,228
    4,244 Exel, PLC.............................      46,544
      900 Frontline, Ltd........................      13,049
    3,135 Kamigumi Co., Ltd.....................      14,588
    7,631 Kawasaki Kisen Kaisha, Ltd............      17,371
   19,331 Mitsui & Co., Ltd.....................      89,306
    5,000 Mitsui OSK Lines, Ltd.................      13,349
   14,000 Neptune Orient Lines, Ltd. +..........      10,654
   12,879 Nippon Express Co., Ltd...............      46,349
   16,000 Nippon Yusen Kabushiki Kaish
           Svendborg............................      51,555
    9,734 Peninsular and Oriental Steam
           Navigation Co........................      36,701
    1,893 Seino Transportation Co., Ltd.........      10,742
   17,000 SembCorp Industries, Ltd..............      10,977

--------------------------------------------------------------------------------

30
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                     MARKET
OF SHARES                                   VALUE
----------------------------------------------------
          FREIGHT - Continued
    2,000 SembCorp Logistics, Ltd......... $   2,214
    4,000 SembCorp Marine, Ltd............     2,191
    5,809 TPG NV..........................   100,720
    5,923 Yamato Transport Co., Ltd.......    63,401
                                           ---------
                                             809,700
                                           ---------
          HARDWARE & TOOLS - 0.02%
      270 Bekaert SA......................    12,659
      100 Union Tool Co...................     2,804
                                           ---------
                                              15,463
                                           ---------
          HEALTHCARE - 0.31%
   12,831 Boots Group, PLC................   131,041
      748 Cochlear, Ltd...................    15,171
      100 Coloplast A/S...................     7,288
    1,435 Essilor International SA........    58,405
    1,140 Fisher & Paykel Healthcare Corp.     7,258
    3,000 Gambro, Series A................    17,197
    1,400 Gambro, Series B................     8,115
      600 Instrumentarium Oyj.............    23,785
    8,000 Parkway Holdings................     3,482
      271 Phonak Holding AG...............     2,798
    2,696 SSL International, PLC..........     9,895
                                           ---------
                                             284,435
                                           ---------
          HEAVY DUTY TRUCKS/PARTS - 0.01%
    4,000 GES International, Ltd..........       727
    2,000 Hino Motors, Ltd................     8,888
                                           ---------
                                               9,615
                                           ---------
          HOME BUILDERS - 0.24%
    3,354 Barratt Developments, PLC.......    25,841
    1,918 Berkeley Group, PLC.............    21,695
    7,070 Daiwa House Industry Co., Ltd...    45,088
    5,300 George Wimpey, PLC..............    24,588
      856 Hellenic Technodomiki SA +......     5,639
    9,000 Sekisui House, Ltd. ADR.........    67,565
    7,867 Taylor Woodrow, PLC.............    27,405
                                           ---------
                                             217,821
                                           ---------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
          HOSPITAL SUPPLIES - 0.18%
    9,151 Amersham, PLC............................ $   70,206
    1,000 Fresenius Medical Care AG................     48,393
    2,700 Terumo Corp..............................     43,499
                                                    ----------
                                                       162,098
                                                    ----------
          HOUSEHOLD PRODUCTS - 1.00%
      300 Aderans Co...............................      5,473
      839 Beiersdorf AG............................    115,953
      883 Fisher & Paykel Appliances Holdings, Ltd.      6,365
      117 Givaudan AG..............................     46,261
    6,950 Kanebo, Ltd. +...........................      7,154
    8,000 KAO Corp.................................    147,299
    5,490 L'Oreal SA...............................    398,452
    1,921 Noritake Co., Ltd........................      5,000
    4,067 Reckitt Benckiser, PLC...................     79,271
    5,000 Shiseido Co..............................     54,316
    4,771 Toto, Ltd................................     26,633
    9,700 Waterford Wedgewood, PLC.................      2,510
      200 Wella AG +...............................     15,410
                                                    ----------
                                                       910,097
                                                    ----------
          HUMAN RESOURCES - 0.15%
    1,984 Adecco SA................................     74,105
    8,959 Capita Group, PLC........................     34,366
      516 Meitec Corp..............................     15,201
    1,601 Vedior NV................................     13,108
                                                    ----------
                                                       136,780
                                                    ----------
          INFORMATION PROCESSING -
          HARDWARE - 0.10%
    3,292 Casio Computer Co., Ltd..................     19,754
      602 Logitech International SA +..............     25,536
      680 Nidec Corp...............................     42,683
                                                    ----------
                                                        87,973
                                                    ----------
          INFORMATION PROCESSING -
           SERVICES - 0.22%
    6,662 Computershare, Ltd.......................      7,384
    1,000 CSK Corp.................................     23,350
      400 EDB Business Partner ASA +...............      1,166
   10,603 Logica, PLC..............................     23,986
        2 Net One Systems Co., Ltd.................      8,687
      100 Nippon System Development Co., Ltd.......      1,268
       10 NTT Data Corp............................     25,108

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
   39,883 SEAT Pagine Gialle SpA +.............. $   29,274
    3,600 Softbank Corp.........................     48,147
    1,190 TietoEnator Oyj.......................     20,675
       78 Trans Cosmos, Inc.....................        895
    4,471 Wm-data AB +..........................      7,142
                                                 ----------
                                                    197,082
                                                 ----------
          INFORMATION PROCESSING -
          SOFTWARE - 0.57%
      436 Business Objects SA +.................      9,016
    1,141 Dassault Systemes SA..................     37,460
      428 Fuji Soft ABC, Inc....................      6,215
      100 Hitachi Software Engineering Co., Ltd.      1,996
    8,229 Misys, PLC............................     29,846
      200 Oracle Corp...........................      6,478
   17,242 Sage Group, PLC.......................     45,294
    3,200 SAP AG................................    359,289
      400 Topdanmark AS +.......................     15,210
      500 Trend Micro, Inc. +...................      8,600
                                                 ----------
                                                    519,404
                                                 ----------
          INSURANCE - 3.20%
   16,878 Aegon NV..............................    159,424
    4,828 Alleanza Assicurazioni SpA............     49,125
    2,788 Allianz AG............................    211,201
   15,758 Assicurazioni Generali SpA............    375,172
   32,161 Aviva, PLC............................    234,611
   22,139 AXA...................................    331,777
    1,943 Corp Mapfre SA........................     20,341
   26,701 ING Groep NV..........................    430,295
    9,978 Insurance Australia Group, Ltd........     21,727
       18 Millea Holdings, Inc..................    130,309
   18,996 Mitsui Sumitomo Insurance Co., Ltd....     85,533
    1,520 Munchener Ruckversicherungs AG........    164,011
      400 Pohjola Yhtyma Oyj....................      6,550
   28,421 Prudential, PLC.......................    177,044
    7,927 QBE Insurance Group, Ltd..............     46,409
    5,450 Riunione Adriatica di Sicurta SpA.....     84,815
   10,264 Royal & Sun Alliance Insurance
           Group, PLC...........................     23,935
   13,870 Skandia Forsakrings AB................     39,128
    5,000 Sompo Japan Insurance, Inc............     22,723
    3,568 Storebrand ASA +......................     15,732

--------------------------------------------------------------------------------

                                                                             31
May 31, 2003
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          INSURANCE - Continued
    4,190 Swiss Reinsurance................... $   269,254
                                               -----------
                                                 2,899,116
                                               -----------
          LEISURE AND TOURISM - 0.99%
    2,829 Accor SA............................     106,355
    1,683 Amadeus Global Travel SA............       9,760
      350 Amer Group..........................      11,137
    5,148 Aristocrat Leisure, Ltd.............       3,121
    2,516 Autogrill SpA +.....................      27,198
    6,419 Brisa-Auto Estradas de Portugal SA..      35,941
      300 Capcom Co., Ltd.....................       2,634
    2,967 Carnival, PLC.......................      83,414
      235 Club Mediterranee SA +..............       5,377
      950 Creative Technology, Ltd............       6,353
   11,248 EMI Group, PLC......................      22,864
   39,482 Granada, PLC........................      57,280
   22,432 Hilton Group PLC....................      62,790
    5,000 Hotel Properties, Ltd...............       2,407
   10,469 InterContinental Hotels Group, PLC +      74,439
    1,561 Konami Co...........................      25,214
       43 Kuoni Reisen Holding AG.............      10,894
      668 Namco, Ltd..........................       9,784
      767 NH Hoteles SA +.....................       7,759
    1,700 Nintendo Co., Ltd...................     126,200
      971 Oriental Land Co., Ltd..............      40,226
    8,020 Rank Group, PLC.....................      32,868
      900 Sanrio Co., Ltd. +..................       3,578
   24,000 Shangri La Asia, Ltd................      14,618
    1,464 Sky City Entertainment, Ltd.........       7,134
    1,845 Sol Melia SA........................       8,855
   16,929 Stagecoach Group, PLC...............      14,292
    3,568 Tab Corp............................       7,700
    3,727 Tab Corp. Holdings, Ltd.............      24,978
    2,869 TelePizza SA +......................       3,375
    3,200 Toho Co.............................      27,612
    1,000 Yamaha Motor Co.....................       7,733
      676 Zodiac SA...........................      15,522
                                               -----------
                                                   899,412
                                               -----------
          MACHINERY - 1.08%
    3,863 Amada Co., Ltd......................       9,764
    1,828 Atlas Copco AB, Series A............      43,799
      995 Atlas Copco AB, Series B............      22,430

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          MACHINERY - Continued
    6,530 BBA Group, PLC...................... $    23,069
      600 Buderus AG..........................      20,877
    1,379 Daifuku Co., Ltd....................       3,924
    3,010 Daikin Industries, Ltd..............      51,139
    4,000 Ebara Corp..........................      11,851
       50 Fischer Georg AG +..................       5,259
    8,280 FKI, PLC............................      12,148
      600 FLS Industries A/S +................       5,799
      628 Fuji Machine Manufacturing Co., Ltd.       4,310
    1,919 Grupo Dragados SA...................      38,532
    5,015 IMI, PLC............................      25,177
   17,596 Ishikawajima-Harima Heavy
           Industries Co., Ltd................      15,610
   12,000 Kajima Corp.........................      26,614
      100 KCI Konecranes International........       2,294
   13,000 Komatsu, Ltd........................      47,872
      905 Komori Corp.........................       8,195
      720 Kone Corp...........................      26,839
    2,000 Koyo Seiko Co., Ltd.................      12,453
   17,000 Kubota Corp.........................      40,265
    1,344 Kyowa Exeo Corp.....................       3,678
    3,026 Leighton Holdings, Ltd..............      17,519
    2,000 Makita Corp.........................      15,466
    1,900 Man AG..............................      32,340
    1,750 Metso Oyj...........................      16,674
    5,125 Minebea Co., Ltd....................      16,814
   46,000 Mitsubishi Heavy Industries, Ltd....      98,171
    1,149 Mori Seiki Co., Ltd.................       5,327
      100 NEG Micon USA, Inc. +...............         951
    7,077 NSK, Ltd............................      18,953
    6,277 NTN Corp............................      22,747
    1,500 Rautaruukki Oyj +...................       6,970
      270 RHI AG +............................       3,236
    4,569 Rolls-Royce, PLC....................       9,269
    3,700 Sandvik AB..........................      94,371
    1,540 Shimano, Inc........................      25,133
    4,000 Showa Shell Sekiyu..................      26,681
      600 SKF AB, Class A.....................      16,695
      923 SKF AB, Class B.....................      25,622
       47 Sulzer AG...........................       6,459
    8,000 Sumitomo Heavy Industries, Ltd. +...       8,905
    1,066 Takuma Co...........................       5,469
      700 THK Co..............................       7,962
    2,500 Tomra Systems ASA...................      12,443

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          MACHINERY - Continued
    1,100 Toyota Industries Corp............ $    17,142
      600 Wartsila Oyj......................       7,446
                                             -----------
                                                 980,663
                                             -----------
          MEDICAL TECHNOLOGY - 0.23%
      121 Centerpulse AG +..................      33,211
      150 Nobel Biocare Holding AG..........       9,680
    1,939 Qiagen NV +.......................      18,315
   13,190 Smith & Nephew, PLC...............      80,003
    5,467 SNIA SPA +........................      11,125
    1,640 Sonic Healthcare, Ltd.............       6,961
       31 Synthes-Stratec, Inc..............      21,182
       93 Tecan Group AG....................       2,406
    2,421 Zeltia SA +.......................      22,071
                                             -----------
                                                 204,954
                                             -----------
          METALS - 1.66%
      751 Acerinox SA.......................      28,445
      120 Aluminium of Greece SAIC..........       2,222
   15,757 Alumina, Ltd......................      44,173
    5,012 Arcelor...........................      55,714
   52,800 BHP Billiton, Ltd.................     296,037
   17,603 BHP Billiton, PLC.................      91,620
   44,520 Corus Group, PLC +................      11,641
    1,000 Dowa Mining Co., Ltd..............       3,674
    7,093 Hennes & Mauritz AB, Class B......     163,551
      200 Hoganas AB, Class B...............       3,955
    2,947 Iluka Resources, Ltd..............       7,685
    5,500 JFE Holding, Inc..................      64,627
   28,493 MIM Holdings, Ltd.................      29,164
   14,000 Mitsubishi Materials Corp. +......      13,474
    7,977 Mitsui Mining & Smelting Co., Ltd.      20,563
    3,989 Newcrest Mining, Ltd..............      19,635
   87,389 Nippon Steel Corp.................      99,468
    7,259 OneSteel, Ltd.....................       8,187
    1,600 Outokumpu Oyj.....................      13,306
    4,435 Rio Tinto, Ltd....................      89,865
   15,184 Rio Tinto, PLC....................     297,698
      400 SAPA AB...........................       8,090
    1,962 Sons Of Gwalia, Ltd...............       2,763
    1,200 SSAB Svenskt Stal AB..............      17,004
   47,000 Sumitomo Metal Industries, Ltd....      22,421
    7,341 Sumitomo Metal Mining Co., Ltd....      27,586
      290 Umicore...........................      13,318

--------------------------------------------------------------------------------

32
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          METALS - Continued
    1,220 Viohalco.......................... $     5,539
      142 Voest Alpine AG...................       4,794
   15,757 WMC Resources, Ltd. +.............      39,550
                                             -----------
                                               1,505,769
                                             -----------
          MISCELLANEOUS - 0.63%
    1,497 Agfa-Gevaert NV...................      33,281
      820 Attica Enterprise Holding SA......       1,794
    6,973 Fuji Photo Film Co., Ltd..........     193,168
    1,381 Groupe Bruxelles Lambert SA.......      61,730
    2,695 Haw Par Corp., Ltd................       5,904
    4,336 Konica Corp.......................      39,809
    4,485 Nikon Corp. +.....................      30,329
    3,206 Olympus Optical Co., Ltd..........      60,640
   18,316 Swire Pacific, Ltd................      78,444
    1,000 Tokyo Style Co....................       7,842
    6,904 Transurban Group..................      21,695
   21,000 Wharf Holdings, Ltd...............      40,257
                                             -----------
                                                 574,893
                                             -----------
          MULTIMEDIA - 0.58%
    9,581 Carlton Communications, PLC.......      21,675
    1,880 Lagardere SCA.....................      77,489
   25,372 News Corp., Ltd...................     192,210
   11,418 Pearson, PLC......................     106,690
      451 PT Multimedia SGPS +..............       8,223
      929 Publishing & Broadcasting, Ltd....       5,669
   20,419 Reuters Group, PLC................      60,753
    2,659 Terra Networks SA +...............      16,921
      756 Thomson...........................      13,001
    2,301 Tiscali SpA +.....................      11,557
    1,000 Tokyo Broadcasting................      10,562
                                             -----------
                                                 524,750
                                             -----------
          OIL AND GAS - 8.80%
    5,130 Australian Gas Light Co., Ltd.....      37,960
   50,323 BG Group, PLC.....................     223,354
  320,151 BP, PLC @.........................   2,193,764
    9,300 E. ON AG..........................     479,045
   48,509 ENI-Ente Nazionale Idrocarburi SpA     782,879
    3,000 Fortum Oyj........................      23,538
    4,151 Gas Natural SDG SA................      84,619
    1,304 Hellenic Petroleum SA.............       9,203
      426 IHC Caland NV.....................      22,555

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          OIL AND GAS - Continued
    7,000 Nippon Mining Holdings, Inc....... $    12,771
   21,000 Nippon Oil Corp...................      80,144
    3,044 Norsk Hydro ASA...................     134,674
      289 OMV AG............................      32,295
   31,188 Osaka Gas Co., Ltd................      85,876
   15,673 Repsol YPF SA.....................     247,782
   29,973 Royal Dutch Petroleum Co..........   1,355,289
    8,834 Santos, Ltd.......................      30,409
    6,127 Scottish & Southern Energy, PLC...      63,729
   69,550 Shell Transport & Trading Co., PLC     457,194
    6,200 Statoil ASA.......................      54,212
    3,711 Teikoku Oil Co....................      11,057
   38,077 Tokyo Gas Co., Ltd................     119,185
    2,000 TonenGeneral Sekiyu KK............      13,508
    9,554 TotalFinaElf SA, Class B @........   1,399,178
    3,328 Woodside Petroleum................      24,843
                                             -----------
                                               7,979,063
                                             -----------
          PAPER/FOREST PRODUCTS - 0.65%
    9,208 Amcor, Ltd........................      49,226
    6,613 Bunzl, PLC........................      48,783
   18,614 Carter Holt Harvey, Ltd...........      16,959
    2,513 Fletcher Challenge Forest, Ltd. +.       1,420
      300 Holmen AB, Series B...............       8,077
      154 Mayr-Melnhof Karton AG............      13,224
    4,000 Mitsubishi Paper Mills, Ltd. +....       4,151
      460 MJ Maillis SA.....................       1,412
       13 Nippon Unipac Holdings............      44,391
    1,500 Norske Skogsindustrier ASA........      21,299
   12,528 OJI Paper Co., Ltd................      50,328
    4,587 PaperlinX, Ltd....................      13,368
    6,128 Rexam, PLC........................      38,073
    9,422 Southcorp, Ltd....................      16,708
    4,600 Stora Enso Oyj....................      47,887
    2,016 Sumitomo Forestry Co..............       9,010
    3,000 Svenska Cellulosa AB..............     103,568
    7,044 UPM-Kymmene Oyj...................      98,105
                                             -----------
                                                 585,989
                                             -----------
          PUBLISHING - 0.75%
    2,557 Arnoldo Mondadori Editore SpA.....      19,310
   10,000 Dai Nippon Printing Co., Ltd......     103,109
    2,173 Daily Mail & General Trust........      21,142

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          PUBLISHING - Continued
    3,685 Gruppo Editoriale L'Espresso SpA.. $    14,738
      919 Independent Newspapers, Ltd.......       2,273
    6,915 Independent Newspapers, PLC.......      11,957
    3,666 John Fairfax Holdings, Ltd........       7,003
    9,980 Reed Elsevier NV..................     119,156
   18,041 Reed Elsevier, PLC................     148,169
      800 Schibsted ASA.....................      10,463
   14,372 SCMP Group, Ltd...................       5,482
    5,000 Singapore Press Holdings, Ltd.....      48,141
    9,477 Toppan Printing Co................      61,152
    2,390 United Business Media, PLC........      12,655
    1,525 VNU NV............................      44,290
    4,033 Wolters Kluwer NV.................      51,046
                                             -----------
                                                 680,086
                                             -----------
          RAILROADS & EQUIPMENT - 0.65%
       20 Central Japan Railway Co..........     137,590
       48 East Japan Railway Co.............     230,991
    6,582 Keihin Electric Express
           Railway Co., Ltd.................      31,785
    4,000 Keio Electric Railway Co., Ltd....      18,848
   23,072 Kinki Nippon Railway Co., Ltd. +..      55,998
    9,500 MTR Corp..........................      10,963
   10,000 RT Group, PLC +...................       8,852
    4,000 SMRT Corp., Ltd...................       1,361
   11,624 Tobu Railway Co...................      32,979
   14,426 Tokyu Corp........................      38,394
        7 West Japan Railway Co.............      25,250
                                             -----------
                                                 593,011
                                             -----------
          REAL ESTATE - 1.14%
    4,000 Allgreen Properties, Ltd..........       1,983
    7,393 British Land Co., PLC.............      58,324
    8,792 Canary Wharf Group, PLC +.........      25,943
   22,000 CapitaLand, Ltd...................      14,840
   16,503 CFS Gandel Retail Trust...........      15,816
   11,562 Cheung Kong Holdings, Ltd.........      70,422
    9,000 City Developments, Ltd............      20,444
    1,553 Daito Trust Construction Co., Ltd.      32,754
    8,200 Deutsche Office Trust.............       6,308
    1,500 Drott AB..........................      17,197
    2,896 Great Portland Estates, PLC.......      11,156
    4,037 Hammerson, PLC....................      33,569

--------------------------------------------------------------------------------

                                                                             33
May 31, 2003
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          REAL ESTATE - Continued
    8,000 Hang Lung Properties, Ltd............ $     7,540
   14,000 Henderson Land Development...........      39,404
   12,000 Hysan Development Co., Ltd...........       9,386
    6,544 Land Securities Group, PLC...........      87,430
    6,133 Lend Lease Corp., Ltd................      34,026
      757 Metrovacesa SA.......................      21,015
    8,789 Mirvac Group.........................      25,097
   15,750 Mitsubishi Estate Co., Ltd...........      96,357
   11,000 Mitsui Fudosan Co., Ltd..............      64,812
    2,311 Pioneer Corp.........................      48,547
    6,690 Principal Office Fund................       7,197
    1,000 Singapore Land, Ltd..................       2,029
   38,000 Sino Land Co.........................      10,842
    5,912 Slough Estates, PLC..................      34,405
   11,631 Stockland Trust Group................      40,341
    3,000 Sumitomo Realty & Development........      10,646
   21,395 Sun Hung Kai Properties, Ltd.........     106,719
      632 Unibail SA...........................      46,352
    7,000 United OverSeas Land, Ltd............       7,628
    1,876 Vallehermoso SA......................      20,854
    3,089 WCM Beteiligungs-und Grundbesitz AG +       6,831
                                                -----------
                                                  1,036,214
                                                -----------
          REAL ESTATE INVESTMENT TRUSTS - 0.07%
    6,278 AMP Diversified Property Trust.......      12,729
   26,428 General Property Trust...............      53,240
                                                -----------
                                                     65,969
                                                -----------
          RETAIL - 4.32%
    3,000 7-Eleven, Inc. (Japan)...............      75,072
    4,015 AEON Co., Ltd........................      96,607
      500 Altana AG............................      30,937
      900 Aoyama Trading Co., Ltd..............      11,683
      200 Avex, Inc............................       2,042
    8,103 Carrefour SA.........................     362,867
    3,947 Citizen Watch Co., Ltd...............      20,778
   15,100 Coles Myer, Ltd......................      65,761
    2,978 Compagnie Financiere Richemont AG....      47,442
    4,500 Daiei, Inc. +........................       4,369
    3,477 Daimaru, Inc.........................      12,222
    5,638 David Jones, Ltd.....................       4,043
      400 Douglas Holding AG...................       8,117
      340 Duty Free Shops......................       4,007
      456 FamilyMart Co., Ltd..................       8,911

 NUMBER                                    MARKET
OF SHARES                                  VALUE
----------------------------------------------------
          RETAIL - Continued
      500 Fast Retailing Co., Ltd....... $    16,948
      210 Folli - Follie SA.............       2,870
   14,353 Great Universal Stores, PLC...     147,820
    2,120 Hankyu Department Stores, Inc.      11,338
    5,268 Harvey Norman Holdings, Ltd...       8,414
    1,600 Hoya Corp.....................     100,699
    2,694 Isetan Co., Ltd...............      16,910
    5,367 Ito-Yokado Co., Ltd...........     130,711
   23,436 J. Sainsbury, PLC.............     104,019
    1,025 Jeronimo Martins +............       8,151
      900 KarstadtQuelle AG.............      17,712
   18,406 Kingfisher, PLC...............      77,167
    1,562 Kokuyo Co., Ltd...............      11,844
   11,146 Koninklijke Ahold NV..........      83,649
    1,208 Koninklijke Vendex KBB NV.....      14,693
      300 Lawson, Inc...................       8,989
    4,996 Marui Co., Ltd................      41,646
    2,400 Metro AG......................      74,869
   10,469 Mitchells & Butlers, PLC +....      36,512
    6,000 Mitsukoshi, Ltd...............      14,914
    8,000 Mycal Corp. + /(4)/...........           1
    5,648 Nestle SA.....................   1,183,803
    2,385 Next, PLC.....................      37,729
      300 Ostasiatiske Kompagni.........       8,175
    1,175 Pinault-Printemps-Redoute SA..      97,511
    7,514 Safeway, PLC..................      33,104
      200 Saizeriya Co., Ltd............       1,650
    1,841 Sega Enterprises, Ltd. +......      11,325
    3,614 Seiyu, Ltd. +.................       7,289
      400 Shimamura Co..................      22,731
   12,093 Signet Group, PLC.............      16,900
    1,000 Skylark Co....................      12,060
      670 Societe BIC SA................      25,614
      300 Suzuken Co., Ltd..............       8,009
    1,810 Swatch Group AG...............      33,421
      488 Swatch Group AG, Class B......      44,585
    4,000 Takashimaya Co................      18,412
   99,334 Tesco, PLC....................     332,597
    2,295 UNY Co., Ltd..................      18,727
    3,687 Warehouse Group, Ltd..........       9,142
    3,199 Westfield Holdings............      31,868
   28,721 Westfield Trust...............      67,783
    2,108 Whitbread, PLC................      21,874

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          RETAIL - Continued
   14,814 Woolworths, Ltd.................. $   118,310
      600 Yamada Denki Co..................      11,876
    2,651 Yamaha Corp......................      35,876
    2,513 Yamazaki Baking Co...............      17,246
                                            -----------
                                              3,912,351
                                            -----------
          SECURITIES RELATED - 0.34%
      723 Australian Stock Exchange, Ltd...       5,798
      200 Deutsche Boerse AG...............      10,528
    1,000 Group 4 Falck A/S................      17,111
   27,000 Nomura Holdings, Inc.............     274,553
    5,000 Singapore Exchange...............       3,719
                                            -----------
                                                311,709
                                            -----------
          SEMICONDUCTORS - 0.81%
   14,473 ARM Holdings, PLC +..............      18,150
    4,000 ASM Pacific Technology...........      10,284
    6,326 ASML Holding NV +................      62,804
   12,000 Chartered Semiconductor
           Manufacturing, Ltd. +...........       6,088
      100 Fujitsu Support and Service, Inc.       1,422
   25,448 Fujitsu, Ltd.....................      82,850
    8,000 Furukawa Electric, Co., Ltd......      19,751
    2,500 Infineon Technologies AG +.......      22,379
    1,608 Rohm Co., Ltd....................     166,069
   10,086 STMicroelectronics NV............     228,385
    1,000 Sumitomo Bakelite................       3,992
    2,400 Tokyo Electron, Ltd..............      99,025
      131 Unaxis Holding AG................      11,667
                                            -----------
                                                732,866
                                            -----------
          TELECOMMUNICATIONS - 6.46%
   16,467 Alcatel SA +.....................     150,893
      458 Altran Technologies SA...........       3,260
    1,000 Anritsu Corp. +..................       4,695
  123,661 BT Group, PLC....................     390,232
   19,762 Cable & Wireless, PLC............      33,206
    2,000 Datacraft Asia, Ltd. +...........       1,330
       90 e.Biscom SpA +...................       2,657
    7,271 France Telecom SA................     179,696
    3,595 Hellenic Telecommunications
           Organization SA.................      37,975
      982 Intracom SA......................       5,314
   22,528 Koninklijke (Royal) KPN NV +.....     157,143

--------------------------------------------------------------------------------

34
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
    3,000 Merkantildata ASA +....................... $     1,749
   67,572 Nokia Oyj.................................   1,216,120
      145 NTT DoCoMo, Inc...........................     304,599
   35,657 PCCW, Ltd. +..............................      23,318
   14,215 Portugal Telecom, SGPS SA.................     108,687
   89,000 Singapore Telecommunications, Ltd.........      75,941
    1,600 Tandberg ASA +............................       6,911
    2,470 TDC A/S...................................      72,203
    1,675 Tele2 AB, Class B +.......................      63,651
   23,794 Telecom Corp. of New Zealand, Ltd.........      72,720
  115,000 Telefonaktiebolaget LM Ericsson, Class B +     118,511
    7,800 Telenor ASA...............................      35,209
   35,068 TeliaSonera AB............................     138,230
   73,408 Telstra Corp., Ltd........................     215,841
   58,683 TIM SpA...................................     307,178
      897 Tower, Ltd. +.............................         781
  971,629 Vodafone Group, PLC.......................   2,110,450
    2,323 Vodafone-Panafon SA.......................      15,248
                                                     -----------
                                                       5,853,748
                                                     -----------
          TEXTILE - PRODUCTS - 0.18%
    5,461 Kuraray Co., Ltd..........................      32,724
   19,000 Marubeni Corp.............................      19,082
    8,042 Mitsubishi Rayon Co., Ltd.................      20,326
    2,532 Nisshinbo Industries, Inc.................      11,422
   12,277 Teijin, Ltd...............................      27,639
   18,992 Toray Industries, Inc.....................      41,645
    8,876 Toyobo Co.................................      13,223
                                                     -----------
                                                         166,061
                                                     -----------
          TOBACCO - 0.66%
    4,303 Altadis SA................................     122,188
   27,977 British American Tobacco, PLC.............     300,630
    3,715 Imperial Tobacco Group, PLC...............      66,990
       10 Japan Tobacco, Inc........................      60,091
      250 Papastratos...............................       5,246
    4,799 Swedish Match AB..........................      38,637
                                                     -----------
                                                         593,782
                                                     -----------
          UTILITIES - COMMUNICATION - 2.41%
   31,981 Deutsche Telekom AG +.....................     478,893
       89 Nippon Telegraph and Telephone Corp.......     306,884
      505 Swisscom AG...............................     151,791

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
          UTILITIES - COMMUNICATION - Continued
   39,082 Telecom Italia SpA.......................... $   361,341
   21,964 Telecom Italia SpA RNC......................     122,722
   64,570 Telefonica SA +.............................     725,358
    1,314 Telefonica Publicidad e Informacion SA......       6,384
    2,494 Telekom Austria AG +........................      27,459
                                                       -----------
                                                         2,180,832
                                                       -----------
          UTILITIES - ELECTRIC - 2.98%
      777 ACS Actividades Co..........................      32,510
    1,722 Aggreko, PLC................................       4,538
    1,536 Alstom +....................................       6,179
    4,200 Chubu Electric Power Co., Inc...............      83,132
   31,500 CLP Holdings, Ltd...........................     135,716
    6,577 Contact Energy, Ltd.........................      17,636
      623 Electrabel..................................     158,512
   14,346 Endesa SA...................................     229,503
   43,235 Enel SpA....................................     301,075
      583 Energy Development, Ltd. +..................         669
   10,500 Hong Kong Electric Holdings, Ltd............      41,873
   12,215 Iberdrola SA................................     213,516
   15,936 International Power, PLC +..................      32,132
   11,900 Kansai Electric Power Co., Inc..............     194,208
    2,700 Kyushu Electric Power Co., Inc..............      42,912
   44,076 National Grid Transco, PLC..................     285,041
      286 Oesterreichisch Elektrizitatswirtschafts AG,
           Class A....................................      26,073
    4,398 Origin Energy, Ltd..........................      12,903
    6,400 RWE AG, Class A.............................     185,874
   26,319 Scottish Power, PLC.........................     155,753
    6,816 Tohoku Electric Power Co., Inc..............     105,533
   18,300 Tokyo Electric Power Co., Inc...............     369,875
    4,128 Union Electric Fenosa SA....................      62,639
                                                       -----------
                                                         2,697,802
                                                       -----------
          UTILITIES - GAS, DISTRIBUTION - 0.29%
   60,207 Centrica, PLC...............................     175,435
   70,400 Hong Kong & China Gas Co., Ltd..............      88,015
                                                       -----------
                                                           263,450
                                                       -----------
          WATER SERVICES - 0.73%
    1,410 Aguas de Barcelona..........................      17,996
      460 Athens Water Supply & Sewage Co. SA.........       1,786
    2,520 AWG, PLC +..................................      20,944
    2,805 Kelda Group, PLC............................      19,933

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          WATER SERVICES - Continued
    1,610 Kurita Water Industries, Ltd..... $    15,347
    2,449 Severn Trent, PLC................      30,030
    7,500 Suez Lyonnaise des Eaux SA +.....          88
   13,112 Suez SA..........................     222,872
    7,892 United Utilities, PLC............      79,435
   13,932 Vivendi Universal SA +...........     255,656
                                            -----------
                                                664,087
                                            -----------
          TOTAL COMMON STOCK
          (Cost $98,592,123)...............  78,867,996
                                            -----------
          PREFERRED STOCK - 0.33%
          APPAREL & PRODUCTS - 0.01%
      700 Boss Hugo AG 7.49%...............      10,243
                                            -----------
          AUTOMOTIVE - 0.07%
    1,474 Fiat SpA 6.16% +.................       6,467
       56 Porsche AG 0.64%.................      21,501
    1,500 Volkswagen AG 4.72%..............      38,377
                                            -----------
                                                 66,345
                                            -----------
          HOSPITAL SUPPLIES - 0.01%
      200 Fresenius Medical Care AG 2.88%..       7,152
                                            -----------
          LEISURE AND TOURISM - 0.01%
    1,665 ProSiebenSat.1 Media AG 2.54%....       8,324
                                            -----------
          MACHINERY - 0.02%
       80 Schindler Holding AG 1.95%.......      12,422
                                            -----------
          MULTIMEDIA - 0.19%
   27,419 News Corp., Ltd. 0.74%...........     174,111
                                            -----------
          PAPER/FOREST PRODUCTS - 0.00%
    4,750 Fletcher Challenge Forest, Ltd. +       2,684
                                            -----------
          UTILITIES - ELECTRIC - 0.02%
      600 RWE AG 4.58%.....................      15,379
                                            -----------
          TOTAL PREFERRED STOCK
          (Cost $368,021)..................     296,660
                                            -----------

--------------------------------------------------------------------------------

                                                                             35
May 31, 2003
      INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                                     MARKET
  VALUE                                                    VALUE
--------------------------------------------------------------------
           CORPORATE BONDS - 0.06%
           AEROSPACE/DEFENSE - 0.02%
  $  9,456 BAE Systems, PLC:
             7.45% due 11/29/03......................... $    15,712
                                                         -----------
           CONGLOMERATES - 0.01%
     8,000 TUI AG:
             2.13% due 6/17/04..........................       9,164
                                                         -----------
           OIL AND GAS - 0.03%
           Transco Holdings PLC:
     5,000   7.00% due 12/16/24.........................       9,554
     5,000   4.91% due 12/14/09/(3)/....................       8,158
     5,000   4.19% due 12/14/22.........................       9,523
                                                         -----------
                                                              27,235
                                                         -----------
           TOTAL CORPORATE BONDS
           (Cost $39,692)...............................      52,111
                                                         -----------
           SHORT-TERM INVESTMENTS - 0.44%
           COLLECTIVE INVESTMENT POOL - 0.00%
       100 Securities Lending Quality Trust/(2)/........         100
                                                         -----------
           U.S. TREASURY BILLS - 0.44%
   400,000 United States Treasury Bills:
             1.14% due 6/26/03 @........................     399,683
                                                         -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $399,783)..............................     399,783
                                                         -----------
           REPURCHASE AGREEMENT - 1.40%
$1,269,000 Agreement with State Street Bank & Trust Co.,
            bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $1,269,123 and
            collateralized by Federal Home Loan
            Bank Notes, bearing interest at 1.30%,
            due 4/07/04 and having an approximate
            value of $1,307,969
            (Cost $1,269,000) @.........................   1,269,000
                                                         -----------
           TOTAL INVESTMENTS
           (Cost $100,668,619) - 89.20%.................  80,885,550
           Other assets and liabilities,
            net - 10.80%................................   9,794,714
                                                         -----------
           NET ASSETS - 100%............................ $90,680,264
                                                         -----------

         + Non-income producing.
         @ The security or a portion thereof represents collateral
          for open futures contracts.
         ADR - American Depository Receipt
         /(1)/ The security or a portion thereof is out on loan (see
          Note 2).
         /(2)/ The security is purchased with the cash collateral
          received from securities loaned (see Note 2).
         /(3)/ Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of May 31, 2003.
         /(4)/ Fair valued security (see Note 2).

     Open Futures Contracts
                                                      Value
                                                      as of
     Number of                Expiration  Value at   May 31,    Unrealized
     Contracts  Description      Date    Trade Date   2003     Appreciation
     ----------------------------------------------------------------------
      2 Long   MSCI Singapore
               Index          June 2003  $   37,946 $   38,661   $    715
      1 Long   TOPIX Index    June 2003      66,815     69,950      3,135
      1 Long   IBEX 35 Index  June 2003      75,763     76,762        999
      81 Long  MSCI Pan Euro
               Index          June 2003   1,247,341  1,324,864     77,523
      16 Long  DJ Euro STOXX
               50 Index       June 2003     394,859    439,689     44,830
      20 Long  FTSE 100 Index June 2003   1,225,836  1,332,024    106,188
      9 Long   SPI 100 Index  June 2003     432,083    452,563     20,480
      14 Long  NIKKEI 225
               Index          June 2003     565,700    591,850     26,150
                                                                 --------
                                                                 $280,020
                                                                 ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

36
                                                                   May 31, 2003
         INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS


       PAR                                          MARKET
      VALUE                                         VALUE
-------------------------------------------------------------
                  CORPORATE BONDS - 0.56%
                  UNITED KINGDOM - 0.56%
(Pounds)  540,000 Bank of America Corp.,
                   3.82% due 7/8/04/ (1)/....... $    885,190
                                                 ------------
                  TOTAL CORPORATE BONDS
                  (Cost $770,759)...............      885,190
                                                 ------------
                  GOVERNMENT BONDS - 95.18%
                  AUSTRALIA - 1.30%
      $A2,650,000 Government of Australia,
                   8.75% due 8/15/08............    2,050,093
                                                 ------------
                  AUSTRIA - 0.48%
  (Euro)  610,000 Republic of Austria,
                   4.65% due 1/15/18............      751,083
                                                 ------------
                  BELGIUM - 5.50%
                  Kingdom of Belgium:
  (Euro)3,126,840   7.00% due 5/15/06...........    4,152,243
  (Euro)  250,000   5.50% due 3/28/28...........      332,319
  (Euro)3,430,000   4.25% due 9/28/13...........    4,174,715
                                                 ------------
                                                    8,659,277
                                                 ------------
                  BRAZIL - 7.65%
                  Brazil Federative Republic:
     US$2,000,000   14.50% due 10/15/09.........    2,295,000
     US$  700,000   12.25% due 3/6/30...........      710,500
     US$2,100,000   11.00% due 1/11/12..........    2,079,000
     US$1,800,000   11.00% due 8/17/40..........    1,669,500
     US$5,479,775   8.00% due 4/15/14/ (2)/.....    4,844,121
     US$  480,000   2.13% due 4/15/06/ (1)/.....      447,360
                                                 ------------
                                                   12,045,481
                                                 ------------
                  BULGARIA - 0.58%
     US$  960,000 National Republic of Bulgaria,
                   2.19% due 7/28/11/(1)/.......      913,920
                                                 ------------
                  CANADA 1.35%
      C$2,650,000 Government of Canada,
                   6.00% due 6/1/08.............    2,123,519
                                                 ------------

      PAR                                        MARKET
     VALUE                                       VALUE
----------------------------------------------------------
                 COLOMBIA - 1.04%
                 Republic of Colombia:
   US$   750,000   11.75% due 2/25/20........ $    941,250
   US$   600,000   10.75% due 1/15/13........      696,750
                                              ------------
                                                 1,638,000
                                              ------------
                 COSTA RICA - 0.20%
   US$   300,000 Republic of Costa Rica,
                  8.05% due 1/31/13*.........      315,750
                                              ------------
                 DENMARK - 1.38%
                 Kingdom of Denmark:
    DK 1,250,000   7.00% due 11/10/24........      263,226
    DK10,500,000   6.00% due 11/15/09........    1,910,545
                                              ------------
                                                 2,173,771
                                              ------------
                 ECUADOR - 0.94%
                 Republic of Ecuador:
   US$ 1,000,000 6.00% due 8/15/30*/ (3)/....      640,000
   US$ 1,300,000 6.00% due 8/15/30/ (3)/.....      838,500
                                              ------------
                                                 1,478,500
                                              ------------
                 EL SALVADOR - 0.40%
                 Republic of El Salvador:
   US$   100,000   8.25% due 4/10/32*........      100,000
   US$   500,000   7.75% due 1/24/23*........      533,750
                                              ------------
                                                   633,750
                                              ------------
                 FINLAND - 0.36%
                 Republic of Finland:
(Euro)   254,563   7.25% due 4/18/06.........      337,727
(Euro)   168,187   6.00% due 4/25/08.........      223,715
                                              ------------
                                                   561,442
                                              ------------
                 FRANCE - 1.57%
                 Government of France:
(Euro) 1,000,000   5.50% due 4/25/10.........    1,334,100
(Euro)   855,347   5.50% due 4/25/29.........    1,141,594
                                              ------------
                                                 2,475,694
                                              ------------
                 GERMANY - 3.33%
                 Federal Republic of Germany:
(Euro) 1,033,875   6.50% due 10/14/05........    1,333,627
(Euro) 2,250,000   3.75% due 9/12/03.........    2,657,779

       PAR                                           MARKET
      VALUE                                          VALUE
--------------------------------------------------------------
                  GERMANY - Continued
(Euro)  1,000,000 Kreditanstalt Fur Wiederaufbau,
                    4.75% due 8/18/06............ $  1,253,328
                                                  ------------
                                                     5,244,734
                                                  ------------
                  GREECE - 2.59%
                  Republic of Greece:
(Euro)  1,450,000   8.60% due 3/26/08............    2,130,632
(Euro)    216,837   6.50% due 10/22/19...........      313,299
(Euro)  1,216,837   6.00% due 5/19/10............    1,642,813
                                                  ------------
                                                     4,086,744
                                                  ------------
                  HUNGARY - 1.74%
    Ft555,000,000 Republic of Hungary,
                   8.50% due 10/12/05............    2,741,454
                                                  ------------
                  ITALY - 4.89%
                  Republic of Italy:
(Euro)    532,912   9.00% due 11/1/23............    1,004,362
(Euro)  1,974,684   6.75% due 2/1/07.............    2,648,017
(Euro)  3,250,000   4.25% due 11/1/09............    4,038,974
                                                  ------------
                                                     7,691,353
                                                  ------------
                  JAPAN - 14.60%
                  Government of Japan:
 (Yen)      300MM   5.00% due 9/21/09............    3,253,854
 (Yen)      360MM   4.20% due 9/21/15............    4,278,672
 (Yen)      450MM   3.30% due 6/20/06............    4,133,887
 (Yen)      280MM   2.70% due 3/20/07............    2,573,528
 (Yen)      445MM   1.80% due 6/21/10............    4,111,609
 (Yen)      265MM   1.40% due 9/20/11............    2,395,131
 (Yen)      100MM   0.24% due 6/22/15/ (1)/......      827,970
                                                  ------------
                                                    21,574,651
                                                  ------------
 (Yen)      155MM Japan Finance Corp.,
                   1.55% due 2/21/12.............    1,413,687
                                                  ------------
                  MEXICO - 6.55%
                  United Mexican States:
   US$  2,000,000   9.88% due 2/1/10.............    2,595,000
   US$  2,150,000   8.30% due 8/15/31............    2,544,525
   US$  2,450,000   8.13% due 12/30/19...........    2,848,125
   US$    500,000   7.50% due 1/14/12............      578,000
   US$  1,615,000   6.63% due 3/3/15.............    1,744,200
                                                  ------------
                                                    10,309,850
                                                  ------------
                  NETHERLANDS - 3.53%
                  Government of the Netherlands:
(Euro)  2,150,000   7.75% due 3/1/05.............    2,766,202

--------------------------------------------------------------------------------

                                                                             37
   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


      PAR                                      MARKET
     VALUE                                     VALUE
--------------------------------------------------------
                 NETHERLANDS - (Continued)
(Euro) 2,100,144   5.50% due 7/15/10....... $  2,798,045
                                            ------------
                                               5,564,247
                                            ------------
                 NEW ZEALAND - 0.19%
   NZ$   500,000 Government of New Zealand,
                  6.50% due 2/15/05........      295,812
                                            ------------
                 PANAMA - 0.60%
                 Republic of Panama:
   US$   350,000   9.63% due 2/8/11........      406,000
   US$   500,000   8.88% due 9/30/27.......      537,500
                                            ------------
                                                 943,500
                                            ------------
                 PERU - 0.88%
                 Republic of Peru:
   US$   120,000   9.88% due 2/6/15........      137,400
   US$   690,000   9.13% due 2/21/12.......      759,000
   US$   600,000   4.50% due 9/7/03/ (4)/..      495,000
                                            ------------
                                               1,391,400
                                            ------------
                 PHILIPPINES - 1.47%
                 Republic of Philippines:
   US$   250,000   10.63% due 3/16/25......      289,375
   US$ 1,600,000   9.88% due 1/15/19.......    1,756,000
   US$   250,000   9.00% due 2/15/13.......      268,750
                                            ------------
                                               2,314,125
                                            ------------
                 RUSSIA - 7.87%
                 Russian Federation:
   US$ 2,000,000   12.75% due 6/24/28*.....    3,370,000
   US$ 1,000,000   11.00% due 7/24/18*.....    1,438,750
   US$ 2,150,000   8.25% due 3/31/10.......    2,494,000
   US$ 5,200,000   5.00% due 3/31/30/ (3)/.    5,096,000
                                            ------------
                                              12,398,750
                                            ------------
                 SOUTH AFRICA - 0.17%
   US$   225,000 Republic of South Africa,
                  7.38% due 4/25/12........      265,500
                                            ------------
                 SPAIN - 1.90%
(Euro) 2,106,012 Kingdom of Spain,
                  6.00% due 1/31/29........    2,998,351
                                            ------------
                 SWEDEN - 2.54%
    SK27,500,000 Kingdom of Sweden,
                  6.50% due 5/5/08.........    3,998,712
                                            ------------

       PAR                                            MARKET
      VALUE                                           VALUE
------------------------------------------------------------------
                     TURKEY - 1.28%
                     Republic of Turkey:
     US$  750,000      11.88% due 1/15/30......... $    799,687
     US$1,000,000      11.75% due 6/15/10.........    1,055,000
     US$  146,000      10.50% due 1/13/08.........      152,753
                                                   ------------
                                                      2,007,440
                                                   ------------
                     UNITED KINGDOM - 2.46%
                     Government of United Kingdom:
(Pounds)  100,000      8.00% due 6/7/21...........      238,530
(Pounds)1,785,250      5.75% due 12/7/09..........    3,233,852
(Pounds)  250,000      4.25% due 6/7/32...........      407,776
                                                   ------------
                                                      3,880,158
                                                   ------------
                     UNITED STATES - 14.36%
     US$2,000,000    Federal Farm Credit Bank,
                      5.55% due 3/26/08...........    2,279,460
     US$1,000,000    Federal Home Loan Bank,
                      6.80% due 11/21/16..........    1,272,739
     US$1,000,000    Federal Home Loan Mtg. Corp.,
                      5.13% due 1/15/12...........    1,295,754
                     Federal National Mtg. Assoc.:
     US$1,000,000      6.63% due 11/15/30.........    1,269,545
     US$    7,263      6.50% due 3/1/17...........        7,628
                     United States Treasury Bonds:
     US$2,270,000      8.00% due 11/15/21.........    3,351,087
     US$1,160,000      6.38% due 8/15/27..........    1,489,105
     US$1,900,000      6.25% due 8/15/23..........    2,378,563
                     United States Treasury Notes:
     US$7,000,000      5.88% due 11/15/05.........    7,746,214
     US$1,345,000      5.00% due 2/15/11..........    1,526,942
                                                   ------------
                                                     22,617,037
                                                   ------------
                     VENEZUELA - 1.48%
                     Republic of Venezuela:
     US$1,000,000      9.25% due 9/15/27..........      715,000
     US$2,023,786      2.31% due 12/18/07.........    1,619,029
                                                   ------------
                                                      2,334,029
                                                   ------------
                     TOTAL GOVERNMENT BONDS
                     (Cost $129,475,391)..........  149,891,814
                                                   ------------
                     SUPRANATIONAL - 1.56%
  (Euro)2,000,000    European Investment Bank,
                      4.00% due 1/15/07
                     (Cost $1,752,738)............    2,451,174
                                                   ------------

  NUMBER
    OF                                                 MARKET
  RIGHTS                                               VALUE
-----------------------------------------------------------------
           RIGHTS 0.0% +
 2,000,000 United Mexican States /(5)/ (Cost $0)... $      5,150
                                                    ------------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 2.38%
           COLLECTIVE INVESTMENT POOL - 2.38%
$3,736,278 Securities Lending Quality Trust/ (6)/
            (Cost $3,736,278)......................    3,736,278
                                                    ------------
           REPURCHASE AGREEMENT 3.19%
$5,025,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/2/03 in
            the amount of $5,025,485 and
            collateralized by Federal Home Loan
            Bank Bonds, bearing interest at 1.50%,
            due 5/13/05 and by Federal National
            Mtg. Assn. Notes, bearing interest at
            4.50%, due 6/15/03 which together
            have an aggregate value of $5,153,984
            (Cost $5,025,000)......................    5,025,000
                                                    ------------
           TOTAL INVESTMENTS
           (Cost $140,760,166) - 102.87%...........  161,994,606
           Liabilities in excess of other assets,
            net - (2.87)%..........................  (4,516,423)
                                                    ------------
           NET ASSETS - 100%....................... $157,478,183
                                                    ------------

  * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $6,398,250 representing 4.06% of net assets.
  /(1)/ Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of May 31, 2003.
  /(2)/ The security or a portion thereof is out on loan (see Note 2). /(3)/ Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
  /(4)/ Variable rate security - the rate reflected is as of May 31, 2003;
   maturity date reflects next reset date.
  /(5)/ Fair Valued security (see Note 2).
  /(6)/ The security is purchased with the cash collateral received from securities loaned (see Note 2).

--------------------------------------------------------------------------------

38
   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003




     Forward Currency Contracts

                              Settlement              Market    Unrealized
            Long/Short           Date    Face Value   Value    Depreciation
     ----------------------------------------------------------------------
     US$3,382,066/$A5,275,000  8/7/2003  $3,382,066 $3,416,198   $(34,132)
     $A2,825,000/US$1,853,906  8/7/2003   1,853,906  1,829,528    (24,378)
                                                                 --------
                                                                 $(58,510)
                                                                 ========

Currency Legend
$A       Australian Dollar
C$       Canadian Dollar
DK       Danish Krone
(Euro)   Euro Dollar
Ft       Hungarian Forint
(Yen)    Japanese Yen
NZ$      New Zealand Dollar
SK       Swedish Krona
(Pounds) United Kingdom Pound
US$      United States Dollar

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             39
May 31, 2003
            INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 98.04%
          ADVERTISING - 1.20%
   25,700 Publicis Groupe SA.................... $    672,638
  429,955 WPP Group, PLC........................    3,453,646
                                                 ------------
                                                    4,126,284
                                                 ------------
          AIRLINES - 1.24%
  352,100 BAA, PLC..............................    2,816,726
   35,000 Ryanair Holdings, PLC ADR + /(1)/.....    1,451,450
                                                 ------------
                                                    4,268,176
                                                 ------------
          APPAREL & PRODUCTS - 0.34%
  251,694 Marks & Spencer Group, PLC............    1,180,043
                                                 ------------
          AUTOMOTIVE - 3.92%
   21,439 Bayerische Motoren Werke AG...........      740,673
   81,200 Honda Motor Co., Ltd..................    2,929,004
   33,000 Michelin (C.G.D.E.), Class B..........    1,203,355
  708,000 Nissan Motor Co., Ltd.................    5,587,680
   67,500 PSA Peugoet Citroen/(1)/..............    3,084,701
                                                 ------------
                                                   13,545,413
                                                 ------------
          BANKS - 15.45%
  128,059 Alliance & Leicester, PLC.............    1,750,794
  293,925 Allied Irish Banks, PLC (London)......    4,384,035
  139,100 Australia & New Zealand
           Banking Group, Ltd...................    1,680,416
  170,900 Banco Popolare Di Verona e Novara/(1)/    2,432,460
   55,000 Banco Popular Espanol SA/(1)/.........    2,911,343
  343,900 Bank of Ireland.......................    4,158,565
  104,183 BNP Paribas SA/(1)/...................    5,159,376
    9,805 Erste Bank Der Oesterreichischen
           Sparkassen AG........................      830,421
  200,800 ForeningsSparbanken AB................    2,832,359
  725,579 HBOS, PLC.............................    8,468,831
   55,718 OTP Bank Rt. +........................      631,112
  244,799 Royal Bank of Scotland Group, PLC.....    6,360,594
  104,700 Societe Generale, Class A/(1)/........    6,428,882
   46,491 UBS AGS/(1)/..........................    2,505,695
  264,700 Westpac Banking Corp..................    2,812,910
                                                 ------------
                                                   53,347,793
                                                 ------------
          BROADCASTING - 0.39%
  125,500 British Sky Broadcasting
           Group, PLC +.........................    1,364,005
                                                 ------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          BUILDING MATERIALS - 0.51%
  111,981 CRH, PLC.......................... $  1,745,334
                                             ------------
          CHEMICAL - 0.19%
3,538,000 Sinopec Shanghai
           Petrochemical Co., Ltd./(1)/.....      639,672
                                             ------------
          COMMERCIAL SERVICES - 0.81%
  122,779 Abertis Infraestructuras SA/(1)/..    1,790,870
  341,416 Rentokil Initial, PLC.............    1,007,430
                                             ------------
                                                2,798,300
                                             ------------
          DRUGS - 10.39%
  108,000 AstraZeneca, PLC..................    4,378,311
   45,200 Aventis SA........................    2,359,630
  155,224 GlaxoSmithKline, PLC ADR..........    6,210,512
  216,138 Novartis AG.......................    8,471,282
   91,113 Roche Holdings AG-Genusschein/(1)/    6,946,273
   40,754 Sanofi-Synthelabo SA..............    2,605,482
   36,000 Takeda Chemical Industries, Ltd...    1,413,065
   68,486 Teva Pharmaceutical
           Industries, Ltd. ADR.............    3,471,487
                                             ------------
                                               35,856,042
                                             ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 5.84%
  145,000 Canon, Inc........................    6,067,707
   72,900 Fanuc, Ltd./(1)/..................    3,294,640
   13,400 Keyence Corp......................    2,359,593
  137,765 Koninklijke Philips Electronics NV    2,708,460
    5,160 Samsung Electronics Co., Ltd......    1,382,829
   15,000 Schneider Electric SA/(1)/........      685,842
  158,000 Sharp Corp./(1)/..................    1,738,879
  634,000 Toshiba Corp......................    1,926,116
                                             ------------
                                               20,164,066
                                             ------------
          FINANCIAL SERVICES - 6.30%
  167,300 3I Group, PLC.....................    1,612,620
  148,100 Credit Suisse Group...............    4,002,396
   60,291 Deutsche Bank AG..................    3,531,832
1,212,000 IntesaBci SpA.....................    3,877,839
1,908,300 UniCredito Italiano SpA/(1)/......    8,732,015
                                             ------------
                                               21,756,702
                                             ------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          FOODS - 2.79%
  252,000 Ajinomoto Co., Inc............... $  2,505,553
   21,000 Groupe Danone/(1)/...............    2,887,700
   72,719 Unilever NV/(1)/.................    4,251,307
                                            ------------
                                               9,644,560
                                            ------------
          HOSPITAL SUPPLIES - 0.41%
   29,200 Fresenius Medical Care AG/(1)/...    1,413,076
                                            ------------
          HOUSEHOLD PRODUCTS - 1.60%
  282,597 Reckitt Benckiser, PLC...........    5,508,181
                                            ------------
          HUMAN RESOURCES - 0.78%
   71,685 Adecco SA........................    2,677,524
                                            ------------
          INFORMATION PROCESSING -
          SERVICES - 2.29%
  369,061 T-Online International AG + /(1)/    3,451,306
  337,225 Wanadoo +/ (1)/..................    2,542,705
      157 Yahoo Japan Corp. +/ (1)/........    1,918,400
                                            ------------
                                               7,912,411
                                            ------------
          INFORMATION PROCESSING -
          SOFTWARE - 1.04%
   32,100 SAP AG...........................    3,604,120
                                            ------------
          INSURANCE - 0.73%
  156,100 ING Groep NV.....................    2,515,601
                                            ------------
          LEISURE AND TOURISM - 1.27%
  116,704 Accor SA/(1)/....................    4,387,435
                                            ------------
          MACHINERY - 1.42%
   97,400 Grupo Dragados SA/(1)/...........    1,955,738
  107,973 Grupo Ferrovial SA...............    2,958,032
                                            ------------
                                               4,913,770
                                            ------------
          MEDICAL TECHNOLOGY - 0.32%
  183,000 Smith & Nephew, PLC..............    1,109,971
                                            ------------
          METALS - 1.82%
  438,184 BHP Billiton, Ltd................    2,456,797
    7,956 Posco............................      707,419
  158,800 Rio Tinto, PLC...................    3,113,440
                                            ------------
                                               6,277,656
                                            ------------
          MISCELLANEOUS - 0.70%
  127,000 Olympus Optical Co., Ltd./(1)/...    2,402,143
                                            ------------

--------------------------------------------------------------------------------

40
       INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
           MULTIMEDIA - 0.44%
   201,070 News Corp., Ltd........................ $  1,523,238
                                                   ------------
           OIL AND GAS - 8.00%
 1,117,000 CNOOC, Ltd.............................    1,561,206
    49,882 E. ON AG...............................    2,569,432
    78,100 EnCana Corp./(1)/......................    2,854,815
   370,750 ENI-Ente Nazionale Idrocarburi SpA/(1)/    5,983,475
   114,100 Gas Natural SDG SA/(1)/................    2,325,961
    22,188 Lukoil ADR.............................    1,630,818
    55,400 Nabors Industries, Ltd. +..............    2,497,432
   219,500 Repsol YPF SA/(1)/.....................    3,470,180
    56,500 Surgutneftegaz ADR.....................    1,163,900
    24,303 TotalFinaElf SA, Class B...............    3,559,160
                                                   ------------
                                                     27,616,379
                                                   ------------
           OPTICAL INSTRUMENTS & LENSES - 0.40%
    32,400 Alcon, Inc.............................    1,377,000
                                                   ------------
           PUBLISHING - 0.49%
    58,161 VNU NV.................................    1,689,162
                                                   ------------
           RAILROADS & EQUIPMENT - 0.59%
       427 East Japan Railway Co..................    2,054,860
                                                   ------------
           RETAIL - 2.32%
    40,000 Hoya Corp..............................    2,517,471
    31,363 Metro AG/(1)/..........................      978,384
    15,995 Nestle SA..............................    3,352,503
   406,419 Walmart De Mexico SA de CV.............    1,152,602
                                                   ------------
                                                      8,000,960
                                                   ------------
           SECURITIES RELATED - 1.39%
    91,300 Deutsche Boerse AG/(1)/................    4,805,981
                                                   ------------
           TELECOMMUNICATIONS - 18.02%
   264,970 Alcatel SA +/ (1)/.....................    2,428,021
    95,800 Amdocs, Ltd. +.........................    1,869,058
    91,500 America Movil SA de CV ADR.............    1,670,790
13,787,421 China Telecom Corp., Ltd./(1)/.........    2,987,792
   408,074 France Telecom SA/(1)/.................   10,085,170
       825 KDDI Corp./(1)/........................    2,865,422
   453,400 Koninklijke (Royal) KPN NV +...........    3,162,674
 4,195,258 mmO2, PLC +............................    4,229,534
    42,900 Mobile Telesystems ADR +/ (1)/.........    2,308,020
   204,293 Nokia Corp. ADR........................    3,685,446
   470,600 Nortel Networks Corp. +................    1,477,684

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
    1,977 NTT DoCoMo, Inc........................... $  4,153,049
  183,316 Orange SA +...............................    1,735,859
   86,400 SK Telecom Co., Ltd. ADR..................    1,550,880
  190,486 STMicroelectronics NV (NY)................    4,344,986
   38,482 Tele2 AB, Class B +/ (1)/.................    1,462,346
1,496,600 Telefonaktiebolaget LM Ericsson, Class B +    1,542,290
   32,995 Vimpel-Communications ADR +...............    1,484,775
4,216,300 Vodafone Group, PLC.......................    9,158,116
                                                     ------------
                                                       62,201,912
                                                     ------------
          TOBACCO - 1.65%
  158,000 Altadis SA/(1)/...........................    4,486,551
  122,248 Gallaher Group, PLC.......................    1,231,466
                                                     ------------
                                                        5,718,017
                                                     ------------
          UTILITIES - COMMUNICATION - 1.75%
  295,239 Deutsche Telekom AG +/ (1)/...............    4,420,999
  144,740 Telefonica SA +...........................    1,625,961
                                                     ------------
                                                        6,046,960
                                                     ------------
          UTILITIES - ELECTRIC - 0.47%
1,560,000 Huaneng Power International, Inc..........    1,620,280
                                                     ------------
          UTILITIES - GAS, DISTRIBUTION - 0.77%
  685,286 Snam Rete Gas SpA.........................    2,652,076
                                                     ------------
          TOTAL COMMON STOCK
          (Cost $307,983,850).......................  338,465,103
                                                     ------------

    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 21.77%
            COLLECTIVE INVESTMENT POOL - 21.77%
$75,150,351 Securities Lending Quality Trust/(2)/
            (Cost $75,150,351)...................... 75,150,351
                                                     ----------
            REPURCHASE AGREEMENT - 1.57%
  5,410,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.16%, dated
             05/30/03, to be repurchased 06/02/03
             in the amount of $5,410,523 and
             collateralized by Federal Home Loan
             Mtg. Corp. Notes, bearing interest at
             2.15%, due 01/21/05 and having an
             approximate value of $5,522,523
            (Cost $5,410,000).......................  5,410,000
                                                     ----------

 PAR                                                       MARKET
VALUE                                                      VALUE
---------------------------------------------------------------------
      TOTAL INVESTMENTS
      (Cost $388,544,201) - 121.38%.................... $ 419,025,454
      Liabilities in excess of other assets,
       net - (21.38)%..................................  (73,812,747)
                                                        -------------
      NET ASSETS - 100%................................ $ 345,212,707
                                                        -------------
      + Non-income producing.
      ADR - American Depository Receipt
      /(1)/ The security or a portion thereof is out on
       loan (see Note 2).
      /(2)/ The security is purchased with the cash
       collateral received from securities loaned
       (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             41
                LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS
May 31, 2003


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          COMMON STOCK - 100.89%
          AEROSPACE/DEFENSE - 1.36%
   85,000 United Technologies Corp............ $ 5,801,250
                                               -----------
          APPAREL & PRODUCTS - 2.04%
   50,000 Abercrombie and Fitch Co., Class A +   1,427,500
  100,000 Coach, Inc. +.......................   4,913,000
   41,775 Nike, Inc., Class B.................   2,338,982
                                               -----------
                                                 8,679,482
                                               -----------
          BANKS - 3.18%
  104,875 Bank of America Corp................   7,781,725
   80,000 FleetBoston Financial Corp..........   2,365,600
   70,000 Wells Fargo & Co....................   3,381,000
                                               -----------
                                                13,528,325
                                               -----------
          BEVERAGES - 2.76%
  180,000 Coca-Cola Bottling Co...............   8,202,600
   80,930 PepsiCo, Inc........................   3,577,106
                                               -----------
                                                11,779,706
                                               -----------
          BROADCASTING - 2.67%
  280,000 Clear Channel Communications, Inc. +  11,396,000
                                               -----------
          CHEMICAL - 1.19%
  120,000 E.I. du Pont de Nemours and Co......   5,056,800
                                               -----------
          CONGLOMERATES - 3.49%
   30,000 3M Co...............................   3,794,100
  312,500 General Electric Co.................   8,968,750
  120,000 Tyco International, Ltd.............   2,124,000
                                               -----------
                                                14,886,850
                                               -----------
          DRUGS - 9.27%
  174,444 Amgen, Inc. +.......................  11,288,271
  175,000 Bristol-Myers Squibb Co.............   4,480,000
   85,000 Merck & Co., Inc....................   4,724,300
  482,323 Pfizer, Inc.........................  14,961,660
   80,000 Teva Pharmaceutical
           Industries, Ltd. ADR...............   4,055,120
                                               -----------
                                                39,509,351
                                               -----------
          FINANCE COMPANIES - 0.99%
   35,000 SLM Corp............................   4,200,000
                                               -----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          FINANCIAL SERVICES - 11.74%
  161,200 American Express Co.................. $ 6,715,592
  100,000 Capital One Financial Corp...........   4,817,000
  365,159 Citigroup, Inc.......................  14,978,822
   60,000 Fannie Mae...........................   4,440,000
  120,000 JP Morgan Chase & Co.................   3,943,200
   75,000 Lehman Brothers Holdings, Inc........   5,372,250
  120,000 Merrill Lynch & Co., Inc.............   5,196,000
  100,000 Morgan Stanley.......................   4,575,000
                                                -----------
                                                 50,037,864
                                                -----------
          FREIGHT - 2.37%
   80,000 FedEx Corp...........................   5,118,400
   80,000 United Parcel Service, Inc., Class B.   4,994,400
                                                -----------
                                                 10,112,800
                                                -----------
          HEALTHCARE - 1.03%
   60,000 Anthem, Inc. +.......................   4,401,000
                                                -----------
          HOSPITAL SUPPLIES - 4.36%
   90,000 Boston Scientific Corp. +............   4,689,000
  130,175 Johnson & Johnson....................   7,075,011
  140,000 Medtronic, Inc.......................   6,822,200
                                                -----------
                                                 18,586,211
                                                -----------
          HOUSEHOLD PRODUCTS - 1.95%
  140,000 Estee Lauder Cos., Inc., Class A.....   4,664,800
  108,175 Gillette Co..........................   3,635,762
                                                -----------
                                                  8,300,562
                                                -----------
          INFORMATION PROCESSING -
          HARDWARE - 3.65%
  138,125 Dell Computer Corp. +................   4,321,931
  170,000 Hewlett-Packard Co...................   3,315,000
   90,000 International Business Machines Corp.   7,923,600
                                                -----------
                                                 15,560,531
                                                -----------
          INFORMATION PROCESSING -
          SERVICES - 0.56%
   80,000 Yahoo!, Inc. +.......................   2,388,000
                                                -----------
          INFORMATION PROCESSING -
          SOFTWARE - 6.20%
   75,000 Adobe Systems, Inc...................   2,646,750
  200,000 BEA Systems, Inc. +/(1)/.............   2,168,000
  680,000 Microsoft Corp.......................  16,734,800

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
  175,000 Veritas Software Corp. +........... $ 4,856,250
                                              -----------
                                               26,405,800
                                              -----------
          INSURANCE - 6.12%
  150,000 Allstate Corp......................   5,398,500
    3,810 Berkshire Hathaway, Inc., Class B +   9,044,940
   70,000 Marsh & McLennan Cos., Inc.........   3,509,100
  170,000 MetLife, Inc.......................   4,754,900
   35,000 UnitedHealth Group, Inc............   3,357,900
                                              -----------
                                               26,065,340
                                              -----------
          LEISURE AND TOURISM - 2.23%
  180,000 Carnival Corp......................   5,508,000
   95,000 Harley-Davidson, Inc...............   4,005,200
                                              -----------
                                                9,513,200
                                              -----------
          MEDICAL TECHNOLOGY - 2.17%
   45,000 Biotech HOLDRs Trust /(1)/.........   5,413,500
   85,000 Zimmer Holdings, Inc. +............   3,813,100
                                              -----------
                                                9,226,600
                                              -----------
          METALS - 0.50%
   86,000 Alcoa, Inc.........................   2,116,460
                                              -----------
          MULTIMEDIA - 2.76%
  375,000 AOL Time Warner, Inc. +............   5,707,500
  132,804 Viacom, Inc., Class B +............   6,045,238
                                              -----------
                                               11,752,738
                                              -----------
          OIL AND GAS - 5.98%
  140,000 Baker Hughes, Inc..................   4,627,000
  130,000 BJ Services Co. +..................   5,292,300
  145,000 Exxon Mobil Corp...................   5,278,000
   65,000 Nabors Industries, Ltd. +..........   2,930,200
   75,000 Patterson-UTI Energy, Inc. +.......   2,744,250
  112,500 Smith International, Inc. +/(1)/...   4,600,125
                                              -----------
                                               25,471,875
                                              -----------
          RETAIL - 6.79%
  200,000 Amazon.Com, Inc. +/(1)/............   7,188,000
   76,408 Kohl's Corp. +.....................   3,999,959
  140,000 Tiffany & Co.......................   4,586,400

--------------------------------------------------------------------------------

42
                                                                   May 31, 2003
         LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          RETAIL - Continued
  250,000 Wal-Mart Stores, Inc.................. $ 13,152,500
                                                 ------------
                                                   28,926,859
                                                 ------------
          SEMICONDUCTORS - 10.39%
  200,000 Analog Devices, Inc. +................    7,710,000
  400,000 Applied Materials, Inc. +.............    6,224,000
  330,198 Intel Corp............................    6,881,326
  145,000 Novellus Systems, Inc. +..............    5,024,250
  548,750 Texas Instruments, Inc................   11,249,375
  240,000 Xilinx, Inc. +........................    7,168,800
                                                 ------------
                                                   44,257,751
                                                 ------------
          TELECOMMUNICATIONS - 4.44%
  725,000 Cisco Systems, Inc. +.................   11,803,000
  300,000 Nextel Communications, Inc., Class A +    4,497,000
  120,000 Vodafone Group, PLC ADR /(1)/.........    2,629,200
                                                 ------------
                                                   18,929,200
                                                 ------------
          TOBACCO - 0.70%
   71,925 Altria Group, Inc.....................    2,970,503
                                                 ------------
          TOTAL COMMON STOCK
          (Cost $423,089,180)...................  429,861,058
                                                 ------------
          WARRANTS - 0.00%
          INFORMATION PROCESSING -
          SOFTWARE - 0.00%
    2,982 Per-Se Technologies, Inc.: +
          (Cost $149)...........................           15
                                                 ------------

    PAR                                                  MARKET
   VALUE                                                 VALUE
--------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 3.19%
            COLLECTIVE INVESTMENT POOL - 3.19%
$13,593,689 Securities Lending Quality Trust /(2)/
            (Cost $13,593,689)....................... $  13,593,689
                                                      -------------
            REPURCHASE AGREEMENT - 1.38%
  5,886,000 State Street Bank & Trust Co., Joint
             Repurchase Agreement (see Note 2)
             (Cost $5,886,000).......................     5,886,000
                                                      -------------
            TOTAL INVESTMENTS
            (Cost $442,569,018) - 105.46%............   449,340,762
            Liabilities in excess of other assets,
             net - (5.46)%...........................  (23,279,697)
                                                      -------------
            NET ASSETS - 100%........................ $ 426,061,065
                                                      -------------
            + Non-income producing.
            ADR - American Depository Receipts
            /(1)/ The security or a portion thereof is out on loan
             (see Note 2).
            /(2)/ The security is purchased with the cash collateral
             received from securities loaned (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             43
May 31, 2003
                 MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
---------------------------------------------------------------------
          COMMON STOCK - 95.87%
          ADVERTISING - 0.32%
   71,100 Catalina Marketing Corp. +................. $     1,323,882
  121,200 Harte-Hanks, Inc...........................       2,216,748
                                                      ---------------
                                                            3,540,630
                                                      ---------------
          AEROSPACE/DEFENSE - 0.63%
  125,800 L-3 Communications
           Holdings, Inc. +/(1)/.....................       5,453,430
   13,900 Sequa Corp., Class A +.....................         506,099
  103,900 Titan Corp. +/(1)/.........................         902,891
                                                      ---------------
                                                            6,862,420
                                                      ---------------
          AIRLINES - 0.06%
   35,300 Alaska Air Group, Inc. +/(1)/..............         671,053
                                                      ---------------
          APPAREL & PRODUCTS - 2.03%
  129,500 Abercrombie and Fitch Co.,
           Class A +.................................       3,697,225
   94,800 American Eagle Outfitters, Inc. +..........       1,610,652
  113,000 Chicos FAS, Inc. +/(1)/....................       2,418,200
  119,900 Coach, Inc. +..............................       5,890,687
   90,600 Payless ShoeSource, Inc. +.................       1,357,188
  103,200 Ross Stores, Inc...........................       4,356,072
   49,100 Timberland Co. Class A +/(1)/..............       2,434,869
   71,700 Unifi, Inc. +..............................         495,447
                                                      ---------------
                                                           22,260,340
                                                      ---------------
          APPLIANCES/FURNISHINGS - 0.73%
   74,900 Furniture Brands International, Inc. +/(1)/       1,968,372
   97,800 Herman Miller, Inc.........................       1,896,342
   78,400 HON Industries, Inc........................       2,300,256
   48,200 Lancaster Colony Corp......................       1,864,858
                                                      ---------------
                                                            8,029,828
                                                      ---------------
          AUTOMOTIVE - 1.94%
   91,200 ArvinMeritor, Inc..........................       1,622,448
   35,800 Borg-Warner, Inc...........................       2,080,696
   40,800 Carlisle Cos., Inc.........................       1,838,856
  137,300 Carmax, Inc. +.............................       3,192,225
   57,900 Donaldson Co., Inc.........................       2,428,905
   87,500 Lear Corp. +...............................       3,480,750
   44,900 Modine Manufacturing Co....................         990,045

 NUMBER                                               MARKET
OF SHARES                                             VALUE
-----------------------------------------------------------------
          AUTOMOTIVE - Continued
  107,200 SPX Corp. +............................ $     4,130,416
   36,800 Superior Industries International, Inc.       1,438,512
                                                  ---------------
                                                       21,202,853
                                                  ---------------
          BANKS - 7.03%
   99,300 Associated Banc-Corp...................       3,713,820
   80,900 Bank of Hawaii Corp....................       2,825,028
  214,700 Banknorth Group, Inc...................       5,500,614
   66,400 City National Corp.....................       2,988,000
  164,700 Colonial BancGroup, Inc................       2,225,097
   89,800 Commerce Bancorp, Inc. /(1)/...........       3,425,870
  170,600 Compass Bancshares, Inc................       6,286,610
   96,100 First American Corp., Class A..........       2,602,388
   95,400 First Virginia Bks., Inc...............       4,102,200
  112,500 FirstMerit Corp........................       2,575,125
   68,500 Greater Bay Bancorp/ (1)/..............       1,376,850
  209,700 Hibernia Corp., Class A................       4,049,307
  157,900 M&T Bank Corp..........................      14,060,995
   91,600 Mercantile Bankshares Corp.............       3,711,632
  273,200 National Commerce Financial Corp.......       6,223,496
   64,900 Provident Financial Group, Inc. /(1)/..       1,660,142
   51,800 Silicon Valley Bancshares +............       1,305,878
   97,900 TCF Financial Corp.....................       3,885,651
   44,600 Westamerica Bancorp....................       1,981,578
   87,300 Wilmington Trust Corp..................       2,531,700
                                                  ---------------
                                                       77,031,981
                                                  ---------------
          BEVERAGES - 0.54%
  120,500 Constellation Brands, Inc., Class A +..       3,322,185
  200,100 Pepsiamericas, Inc.....................       2,601,300
                                                  ---------------
                                                        5,923,485
                                                  ---------------
          BROADCASTING - 1.20%
   71,300 Emmis Communications Corp.,
           Class A +.............................       1,510,134
   66,400 Entercom Communications Corp. +........       3,223,720
  144,800 Hispanic Broadcasting Corp. +..........       3,633,032
  140,300 Westwood One, Inc. +...................       4,750,558
                                                  ---------------
                                                       13,117,444
                                                  ---------------
          BUILDING MATERIALS - 0.81%
  101,000 Fastenal Co. /(1)/.....................       3,376,430
   65,000 Martin Marietta Materials, Inc.........       2,223,650

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-------------------------------------------------------------
          BUILDING MATERIALS - Continued
  153,900 RPM International, Inc............. $     1,912,977
   52,800 York International Corp............       1,366,992
                                              ---------------
                                                    8,880,049
                                              ---------------
          CHEMICAL - 2.11%
   95,800 Airgas, Inc........................       1,733,980
   55,500 Albemarle Corp.....................       1,485,735
   82,000 Cabot Corp.........................       2,409,160
   32,400 Cabot Microelectronics Corp. +/(1)/       1,498,500
  151,500 Crompton Corp......................       1,083,225
   51,700 Cytec Industries, Inc. +...........       1,711,270
   53,800 Ferro Corp.........................       1,322,404
   46,700 FMC Corp. +........................         970,893
   68,500 Lubrizol Corp......................       2,185,150
  212,800 Lyondell Chemical Co...............       3,064,320
   26,800 Minerals Technologies, Inc.........       1,345,360
   76,900 Olin Corp..........................       1,358,054
   67,100 Valspar Corp.......................       2,924,889
                                              ---------------
                                                   23,092,940
                                              ---------------
          COAL - 0.35%
   69,700 Arch Coal, Inc.....................       1,575,917
   69,600 Peabody Energy Corp................       2,286,360
                                              ---------------
                                                    3,862,277
                                              ---------------
          COMMERCIAL SERVICES - 0.70%
   63,700 Dycom Industries, Inc. +...........         889,889
   56,300 Plexus Corp. +/(1)/................         675,600
   91,100 Quanta Services, Inc. +............         547,511
   59,600 Rollins, Inc.......................       1,228,356
   81,800 Sotheby's Holdings, Inc., Class A +         663,398
  101,900 United Rentals, Inc. +.............       1,302,282
  117,300 Viad Corp..........................       2,376,498
                                              ---------------
                                                    7,683,534
                                              ---------------
          CONGLOMERATES - 0.10%
   61,100 Trinity Industries, Inc./ (1)/.....       1,057,030
                                              ---------------
          DRUGS - 2.59%
   87,800 Barr Laboratories, Inc. +..........       4,631,450
  111,500 ICN Pharmaceuticals, Inc...........       1,672,500
  259,000 IVAX Corp. +.......................       4,483,290
  244,700 Mylan Laboratories, Inc............       7,066,936
   92,500 Perrigo Co. +......................       1,353,275

--------------------------------------------------------------------------------

44
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-------------------------------------------------------------
          DRUGS - Continued
   43,600 Pharmaceutical Resources, Inc. +... $     1,789,344
  112,000 Sepracor, Inc. +/(1)/..............       2,548,000
  155,800 Sicor, Inc. +......................       3,293,612
  101,700 Vertex Pharmaceuticals, Inc. +.....       1,477,701
                                              ---------------
                                                   28,316,108
                                              ---------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 3.03%
   44,000 Ametek, Inc........................       1,637,240
  133,000 Arrow Electronics, Inc. +..........       2,264,990
  159,000 Avnet, Inc. +......................       2,162,400
   78,800 Commscope, Inc. +..................         801,396
  116,500 Energizer Holdings, Inc. +.........       3,702,370
  101,500 Gentex Corp. +.....................       3,160,710
   48,700 Hawaiian Electric Industries, Inc..       2,230,460
   78,700 Hubbell, Inc., Class B.............       2,649,042
  114,800 Kemet Corp. +......................       1,159,480
   51,200 Newport Corp. +/(1)/...............         818,688
  104,400 OGE Energy Corp....................       2,204,928
  132,400 Polycom, Inc. +/(1)/...............       1,684,128
   65,300 Silicon Laboratories, Inc. +.......       1,942,675
   52,400 Teleflex, Inc./ (1)/...............       2,260,012
   45,000 Varian, Inc. +.....................       1,446,300
  212,600 Vishay Intertechnology, Inc. +.....       3,069,944
                                              ---------------
                                                   33,194,763
                                              ---------------
          FERTILIZERS - 0.12%
  153,000 IMC Global, Inc....................       1,337,220
                                              ---------------
          FINANCIAL SERVICES - 3.59%
  106,300 A.G. Edwards, Inc..................       3,497,270
  205,900 AmeriCredit Corp. +/(1)/...........       1,935,460
   92,100 Eaton Vance Corp...................       2,772,210
   73,500 IndyMac Bancorp, Inc. +............       1,888,950
   63,800 Investment Technology Group, Inc. +         894,476
   86,300 Investors Financial Services Corp..       2,020,283
   86,200 Legg Mason, Inc....................       5,569,382
   92,900 Neuberger Berman, Inc./ (1)/.......       3,091,712
  190,266 New York Community Bancorp, Inc....       5,270,368
  104,800 Roslyn Bancorp, Inc./ (1)/.........       2,023,688
  347,700 Sovereign Bancorp, Inc.............       5,674,464

 NUMBER                                              MARKET
OF SHARES                                            VALUE
----------------------------------------------------------------
          FINANCIAL SERVICES - Continued
  106,900 Waddell & Reed Financial, Inc.,
           Class A /(1)/........................ $     2,421,285
   61,200 Webster Financial Corp................       2,316,420
                                                 ---------------
                                                      39,375,968
                                                 ---------------
          FOODS - 2.53%
  121,500 Dean Foods Co. +......................       5,558,625
   46,500 Dreyer's Grand Ice Cream, Inc./ (1)/..       3,566,550
  184,300 Hormel Foods Corp.....................       4,331,050
   59,600 Interstate Bakeries Corp..............         773,608
   63,100 Sensient Technologies Corp............       1,428,584
  145,600 Smithfield Foods, Inc. +/(1)/.........       3,056,144
   66,200 Smucker, J.M. Co./ (1)/...............       2,492,430
   70,700 Tootsie Roll Industries, Inc..........       2,096,255
  468,100 Tyson Foods, Inc., Class A............       4,446,950
                                                 ---------------
                                                      27,750,196
                                                 ---------------
          FREIGHT - 2.10%
   64,500 Airborne, Inc. @......................       1,324,185
   54,900 Alexander & Baldwin, Inc..............       1,492,182
  112,500 CH Robinson Worldwide, Inc............       4,181,625
   65,600 CNF, Inc..............................       1,973,904
   62,600 EGL, Inc. +/(1)/......................         980,316
  138,500 Expeditors International of
           Washington, Inc......................       4,839,190
   65,200 GATX Corp./ (1)/......................       1,107,748
   52,200 JB Hunt Transport Services, Inc. +....       1,933,488
   45,900 Overseas Shipholding Group, Inc./ (1)/         963,900
  111,300 Swift Transportation Co., Inc. +......       2,286,102
   84,900 Werner Enterprises, Inc...............       1,945,908
                                                 ---------------
                                                      23,028,548
                                                 ---------------
          GAS & PIPELINE UTILITIES - 0.32%
  109,000 Questar Corp..........................       3,518,520
                                                 ---------------
          HEALTHCARE - 4.10%
  119,900 AdvancePCS +..........................       3,981,879
  132,100 Apogent Technologies, Inc. +..........       2,520,468
   73,100 Apria Healthcare Group, Inc. +........       1,763,903
  131,500 Community Health Systems, Inc. +......       2,739,145
   79,700 Covance, Inc. +.......................       1,516,691
  104,300 Dentsply International, Inc...........       3,899,777
   79,900 Edwards Lifesciences Corp. +..........       2,422,568
  126,600 First Health Group Corp. +............       3,248,556

 NUMBER                                        MARKET
OF SHARES                                      VALUE
----------------------------------------------------------
          HEALTHCARE - Continued
  140,700 Lincare Holdings, Inc. +........ $     4,343,409
  125,500 Omnicare, Inc...................       3,407,325
  111,700 Oxford Health Plans, Inc. +.....       4,136,251
   90,500 Patterson Dental Co. +/(1)/.....       3,979,285
   92,500 Steris Corp. +..................       2,085,875
   80,600 Universal Health Services, Inc.,
           Class B +......................       3,660,046
   68,600 VISX, Inc. +....................       1,190,210
                                           ---------------
                                                44,895,388
                                           ---------------
          HEAVY DUTY TRUCKS/PARTS - 0.19%
   25,500 Bandag, Inc.....................         922,590
   63,500 Federal Signal Corp.............       1,148,080
                                           ---------------
                                                 2,070,670
                                           ---------------
          HOME BUILDERS - 1.30%
  195,100 DR Horton, Inc..................       5,129,179
   95,040 Lennar Corp./ (1)/..............       6,372,432
   93,800 Toll Brothers, Inc. +/(1)/......       2,723,014
                                           ---------------
                                                14,224,625
                                           ---------------
          HOSPITAL MANAGEMENT - 0.34%
   52,600 Lifepoint Hospitals, Inc. +/(1)/       1,123,010
   99,500 Triad Hospitals, Inc. +.........       2,574,065
                                           ---------------
                                                 3,697,075
                                           ---------------
          HOSPITAL SUPPLIES - 1.41%
   81,600 Beckman Coulter, Inc............       3,317,040
   58,600 Henry Schein, Inc. +............       2,880,776
   82,200 Hillenbrand Industries, Inc.....       4,204,530
   90,700 Varian Medical Systems, Inc. +..       5,056,525
                                           ---------------
                                                15,458,871
                                           ---------------
          HOUSEHOLD PRODUCTS - 0.39%
   53,100 Church & Dwight Co., Inc........       1,688,049
  126,600 Dial Corp.......................       2,532,000
                                           ---------------
                                                 4,220,049
                                           ---------------
          HUMAN RESOURCES - 0.56%
   47,300 Kelly Services, Inc., Class A...       1,172,567
   50,400 Korn/Ferry International +/(1)/.         404,208
  102,800 Manpower, Inc...................       3,575,384
  136,500 MPS Group, Inc. +...............         978,705
                                           ---------------
                                                 6,130,864
                                           ---------------

--------------------------------------------------------------------------------

                                                                             45
May 31, 2003
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - 1.60%
   60,000 Avocent Corp. +.................... $     1,773,600
   96,200 Diebold, Inc.......................       3,841,266
   46,900 Imation Corp. +....................       1,617,112
   52,400 InFocus Corp. +....................         287,676
  229,900 Quantum Corp. +....................         974,776
   91,800 Sandisk Corp. +/(1)/...............       3,335,094
  143,200 Storage Technology Corp. +.........       3,866,400
   75,200 Tech Data Corp. +/(1)/.............       1,870,976
                                              ---------------
                                                   17,566,900
                                              ---------------
          INFORMATION PROCESSING -
          SERVICES - 5.76%
  480,800 3Com Corp. +.......................       2,355,920
  176,400 Affiliated Computer Services, Inc.,
           Class A +.........................       8,174,376
  159,400 BISYS Group, Inc. +................       2,869,200
  357,900 Cadence Design Systems, Inc. +.....       4,974,810
  197,600 Ceridian Corp. +...................       3,408,600
   88,400 Certegy, Inc. +....................       2,449,564
  105,000 CheckFree Corp. +/(1)/.............       2,570,400
   68,700 CSG Systems International, Inc. +..         908,214
  159,100 DST Systems, Inc. +................       5,619,412
   98,900 Dun & Bradstreet Corp. +...........       3,842,265
   66,000 Fair Issac & Co., Inc./ (1)/.......       3,679,500
  109,100 Gartner, Inc., Class B +...........         796,430
   65,900 Internet Security Systems, Inc. +..       1,041,220
  116,700 Jack Henry & Associates, Inc.......       1,777,341
   82,800 Macromedia, Inc. +.................       1,669,248
  151,400 Mcdata Corp., Class A +............       2,036,330
   88,600 Mentor Graphics Corp. +............       1,160,660
   68,000 National Instruments Corp. +/(1)/..       2,471,800
  208,200 Networks Associates, Inc. +........       2,527,548
   89,800 Reynolds and Reynolds Co.,
           Class A...........................       2,658,080
   98,800 Synopsys, Inc. +...................       6,055,452
                                              ---------------
                                                   63,046,370
                                              ---------------
          INFORMATION PROCESSING -
          SOFTWARE - 1.64%
  118,700 Acxiom Corp. +.....................       1,779,313
   43,500 Advent Software, Inc. +............         653,805
  321,000 Ascential Software Corp. +.........       1,280,790
  112,900 ChoicePoint, Inc. +................       4,255,201

 NUMBER                                             MARKET
OF SHARES                                           VALUE
---------------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   88,800 Keane, Inc. +........................ $     1,000,776
  154,600 Legato Systems, Inc. +/(1)/..........       1,173,414
   70,800 Retek, Inc. +........................         466,501
   75,700 RSA Security, Inc. +.................         847,083
  141,200 SEI Investments Co...................       4,101,860
  125,900 Sybase, Inc. +.......................       1,592,635
   47,200 Transaction Systems Architects, Inc.,
           Class A +...........................         424,328
  105,300 Wind River Systems, Inc. +...........         391,716
                                                ---------------
                                                     17,967,422
                                                ---------------
          INSURANCE - 6.85%
   70,400 Allmerica Financial Corp. +/(1)/.....       1,232,704
   91,900 American Financial Group, Inc........       2,031,909
   51,900 AmerUs Group Co./ (1)/...............       1,396,629
  117,100 Arthur J. Gallagher & Co.............       3,190,975
  109,600 Astoria Financial Corp...............       2,898,920
   92,100 Brown & Brown, Inc...................       3,264,945
   79,700 Coventry Health Care, Inc. +.........       3,479,702
   73,700 Everest Reinsurance Group, Ltd.......       5,380,100
  172,625 Fidelity National Financial, Inc.....       5,363,459
  129,900 GreenPoint Financial Corp............       6,584,631
   82,900 HCC Insurance Holdings, Inc..........       2,375,085
  154,200 Health Net, Inc. +...................       4,667,634
   54,400 Horace Mann Educators Corp...........         824,160
   77,600 Leucadia National Corp...............       2,959,664
   62,400 Mony Group, Inc./ (1)/...............       1,660,464
   80,800 Ohio Casualty Corp. +/(1)/...........       1,018,080
  160,500 Old Republic International Corp......       5,511,570
   47,600 PacifiCare Health Systems, Inc.,
           Class A +/(1)/......................       1,840,168
  120,200 PMI Group, Inc.......................       3,685,332
   91,400 Protective Life Corp.................       2,520,812
  124,400 Radian Group, Inc....................       5,009,588
   39,100 StanCorp Financial Group, Inc........       2,113,355
   90,100 Unitrin, Inc.........................       2,358,818
   73,600 W.R. Berkley Corp....................       3,624,800
                                                ---------------
                                                     74,993,504
                                                ---------------
          LEISURE AND TOURISM - 3.26%
   88,100 Activision, Inc. +...................       1,495,938
   73,500 Applebee's International, Inc........       2,255,715
   46,700 Bob Evans Farms, Inc.................       1,203,459
  129,100 Brinker International, Inc. +........       4,496,553

 NUMBER                                          MARKET
OF SHARES                                        VALUE
------------------------------------------------------------
          LEISURE AND TOURISM - Continued
  100,900 Callaway Golf Co.................. $     1,447,915
   66,200 CBRL Group, Inc...................       2,388,496
   66,700 Cheesecake Factory, Class A +.....       2,263,131
  125,100 Extended Stay America, Inc. +.....       1,538,730
   75,200 GTECH Holdings Corp. +............       2,642,528
   70,800 International Speedway Corp.,
           Class B..........................       2,645,796
   64,400 Macrovision Corp. +...............       1,237,704
   79,000 Mandalay Resort Group +...........       2,381,850
  100,900 Outback Steakhouse, Inc...........       3,728,255
  400,100 Park Place Entertainment Corp. +..       3,048,762
   85,200 Ruby Tuesday, Inc.................       1,965,564
  123,300 Six Flags, Inc. +.................         928,449
                                             ---------------
                                                  35,668,845
                                             ---------------
          MACHINERY - 1.20%
   99,900 AGCO Corp. +......................       1,786,212
   73,500 Flowserve Corp. +/(1)/............       1,334,025
   54,900 Granite Construction, Inc.........       1,014,552
   73,000 Jacobs Engineering Group, Inc. +..       2,849,920
   46,900 Kennametal, Inc...................       1,583,813
   44,700 Nordson Corp......................       1,061,625
   65,500 Pentair, Inc......................       2,545,330
   24,600 Tecumseh Products Co., Class A....         945,870
                                             ---------------
                                                  13,121,347
                                             ---------------
          MEDICAL - BIOMEDICAL/GENE - 1.41%
  203,700 IDEC Pharmaceuticals Corp. +......       7,775,229
  383,100 Millennium Pharmaceuticals, Inc. +       5,957,205
  118,600 Protein Design Labs, Inc. +.......       1,697,166
                                             ---------------
                                                  15,429,600
                                             ---------------
          MEDICAL TECHNOLOGY - 0.32%
   60,100 Charles River Laboratories
           International, Inc. +/(1)/.......       1,909,377
  154,200 Cytyc Corp. +.....................       1,602,138
                                             ---------------
                                                   3,511,515
                                             ---------------
          METALS - 0.44%
  143,600 AK Steel Holding Corp. +..........         425,056
   29,800 Carpenter Technology Corp.........         458,622
   53,900 Harsco Corp.......................       1,906,982
   70,200 Precision Castparts Corp..........       2,053,350
                                             ---------------
                                                   4,844,010
                                             ---------------

--------------------------------------------------------------------------------

46
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-----------------------------------------------------------
          MISCELLANEOUS - 0.10%
   72,200 Brinks Co........................ $     1,142,926
                                            ---------------
          MOBILE HOMES - 0.21%
  181,200 Clayton Homes, Inc...............       2,263,188
                                            ---------------
          MULTIMEDIA - 0.48%
  150,300 Belo Corp........................       3,517,020
   30,100 Media General, Inc., Class A.....       1,771,084
                                            ---------------
                                                  5,288,104
                                            ---------------
          OIL AND GAS - 7.22%
   72,400 Cooper Cameron Corp. +...........       3,952,316
  198,500 Ensco International, Inc./ (1)/..       5,955,000
   82,000 Equitable Resources, Inc.........       3,301,320
   87,000 FMC Technologies, Inc. +.........       1,942,710
   62,500 Forest Oil Corp. +...............       1,526,875
  161,000 Grant Prideco, Inc. +............       2,245,950
   88,600 Hanover Compressor Co. +/(1)/....         995,864
   66,600 Helmerich & Payne, Inc...........       2,056,608
  122,000 Murphy Oil Corp..................       6,031,680
   76,300 Noble Energy, Inc................       2,779,609
   96,500 Oneok, Inc./ (1)/................       1,965,705
  106,600 Patterson-UTI Energy, Inc. +.....       3,900,494
  156,100 Pioneer Natural Resources Co. +..       4,174,114
   81,500 Pogo Producing Co./ (1)/.........       3,488,200
  179,000 Pride International, Inc. +......       3,406,370
  135,100 Smith International, Inc. +/(1)/.       5,524,239
   80,600 Tidewater, Inc...................       2,661,412
  150,200 Valero Energy Corp...............       5,632,500
  129,000 Varco International, Inc. +......       2,792,850
  173,200 Weatherford International, Ltd. +       7,854,620
   44,000 Western Gas Resources, Inc.......       1,737,560
  240,800 XTO Energy, Inc..................       5,167,568
                                            ---------------
                                                 79,093,564
                                            ---------------
          PAPER/FOREST PRODUCTS - 1.21%
   73,600 Bowater, Inc.....................       2,884,384
   58,100 Glatfelter.......................         771,568
   68,000 Longview Fibre Co. +.............         578,000
  139,000 Packaging Corp. of America +.....       2,502,000
   38,100 Potlatch Corp./ (1)/.............         947,547
   36,900 Rayonier, Inc....................       1,905,147
  128,600 Sonoco Products Co...............       2,889,642
   68,600 Wausau-Mosinee Paper Corp........         771,750
                                            ---------------
                                                 13,250,038
                                            ---------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
--------------------------------------------------------------
          POLLUTION CONTROL - 0.67%
  218,100 Republic Services, Inc., Class A +.. $     5,214,771
   54,200 Stericycle, Inc. +..................       2,144,152
                                               ---------------
                                                     7,358,923
                                               ---------------
          PUBLISHING - 1.62%
   33,700 Banta Corp..........................       1,165,009
   59,100 Lee Enterprises, Inc................       2,225,706
  130,500 Readers Digest Assoc., Inc., Class A       1,691,280
   52,100 Scholastic Corp. +/(1)/.............       1,623,436
   70,000 Valassis Communications, Inc. +.....       1,876,000
   12,700 Washington Post Co., Class B........       9,201,150
                                               ---------------
                                                    17,782,581
                                               ---------------
          REAL ESTATE INVESTMENT TRUSTS - 1.53%
  110,000 AMB Property Corp...................       3,015,100
   83,300 Hospitality Properties Trust........       2,631,447
  101,600 Liberty Property Trust..............       3,380,232
   76,500 Mack-Cali Realty Corp...............       2,629,305
  129,000 New Plan Excel Realty Trust, Inc....       2,687,070
  142,600 United Dominion Realty Trust, Inc...       2,438,460
                                               ---------------
                                                    16,781,614
                                               ---------------
          RETAIL - 5.14%
   93,300 99 Cents Only Stores +/(1)/.........       2,965,074
   86,000 Barnes & Noble, Inc. +..............       2,046,800
   92,400 BJ's Wholesale Club, Inc. +.........       1,424,808
   61,300 Blyth, Inc..........................       1,693,106
  105,400 Borders Group, Inc. +...............       1,733,830
  111,700 CDW Computer Centers, Inc. +........       4,550,658
   65,100 Claire's Stores, Inc................       1,947,141
  122,900 Copart, Inc. +......................       1,103,642
  152,000 Dollar Tree Stores, Inc. +..........       4,408,000
  103,700 Express Scripts, Inc., Class A +....       6,786,128
   74,800 Krispy Kreme Doughnuts, Inc. +/(1)/.       2,592,568
   51,200 Longs Drug Stores Corp. /(1)/.......         823,808
   89,800 Michaels Stores, Inc. +.............       3,377,378
   63,900 Neiman Marcus Group, Inc.,
           Class A +..........................       2,217,330
   84,400 Overture Services, Inc. +/(1)/......       1,505,612
  185,300 PETsMART, Inc. +....................       3,203,837
  123,600 Pier 1 Imports, Inc.................       2,485,596
   62,000 Ruddick Corp........................         964,100
  189,600 Saks, Inc. +........................       1,778,448

 NUMBER                                              MARKET
OF SHARES                                            VALUE
----------------------------------------------------------------
          RETAIL - Continued
   77,900 Whole Foods Market, Inc. +............ $     4,249,445
  154,900 Williams-Sonoma, Inc. +...............       4,403,807
                                                 ---------------
                                                      56,261,116
                                                 ---------------
          SAVINGS & LOAN - 0.20%
   76,100 Independence Community
           Bank Corp............................       2,153,630
                                                 ---------------
          SCHOOLS - 1.11%
   61,300 Career Education Corp. +..............       3,764,433
   58,100 Corinthian Colleges, Inc. +...........       2,733,024
   93,100 DeVry, Inc. +.........................       2,339,603
   47,100 Education Management Corp. +/(1)/.....       2,239,134
   53,700 Sylvan Learning Systems, Inc. +/(1)/..       1,120,182
                                                 ---------------
                                                      12,196,376
                                                 ---------------
          SECURITIES RELATED - 0.49%
  481,100 E*TRADE Group, Inc. +.................       3,680,415
   79,200 LaBranche & Co., Inc. +/(1)/..........       1,643,400
                                                 ---------------
                                                       5,323,815
                                                 ---------------
          SEMICONDUCTORS - 2.97%
  619,800 Atmel Corp. +.........................       1,877,994
   81,100 Credence Systems Corp. +..............         656,910
   97,500 Cree, Inc. +/(1)/.....................       2,395,575
  164,800 Cypress Semiconductor Corp. +/(1)/....       1,821,040
  155,700 Fairchild Semiconductor International,
           Inc., Class A +/(1)/.................       2,176,686
  137,900 Integrated Device Technology, Inc. +..       1,668,590
   85,300 International Rectifier Corp. +.......       2,233,154
  182,100 Intersil Corp., Class A +.............       4,450,524
  167,700 Lam Research Corp. +..................       2,995,122
  149,500 Lattice Semiconductor Corp. +/(1)/....       1,360,450
   65,700 LTX Corp. +/(1)/......................         644,517
  122,000 Micrel, Inc. +/(1)/...................       1,471,320
  270,800 Microchip Technology, Inc.............       6,447,748
   97,300 Semtech Corp. +.......................       1,542,205
  176,400 Triquint Semiconductor, Inc. +........         818,496
                                                 ---------------
                                                      32,560,331
                                                 ---------------
          TELECOMMUNICATIONS - 1.17%
   49,600 Adtran, Inc. +/(1)/...................       2,396,176
  111,900 Advanced Fibre
           Communications, Inc. +...............       2,110,434
  291,400 Cincinnati Bell, Inc. +...............       1,486,140

--------------------------------------------------------------------------------

                                                                             47
May 31, 2003
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
-------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   88,300 Harris Corp..................... $     2,674,607
   59,100 Plantronics, Inc. +/(1)/........       1,272,423
   87,800 Powerwave Technologies, Inc. +..         610,210
   72,600 Price Communications Corp. +....         930,006
  242,900 RF Micro Devices, Inc. +/(1)/...       1,369,956
                                           ---------------
                                                12,849,952
                                           ---------------
          TEXTILE - PRODUCTS - 0.47%
   88,400 Mohawk Industries, Inc. +/(1)/..       5,101,564
                                           ---------------
          THERAPEUTICS - 1.26%
  261,800 Gilead Sciences, Inc. +.........      13,812,568
                                           ---------------
          TOBACCO - 0.13%
   33,500 Universal Corp..................       1,402,980
                                           ---------------
          UTILITIES - COMMUNICATION - 0.35%
   78,100 Telephone and Data Systems, Inc.       3,807,375
                                           ---------------
          UTILITIES - ELECTRIC - 4.62%
  114,100 Allete, Inc.....................       2,875,320
  122,100 Alliant Energy Corp./ (1)/......       2,439,558
   41,700 Black Hills Corp................       1,253,085
  168,400 DPL, Inc........................       2,753,340
   98,900 DQE, Inc./ (1)/.................       1,625,916
  193,000 Energy East Corp................       4,107,040
   92,100 Great Plains Energy, Inc........       2,652,480
   50,400 Idacorp, Inc./ (1)/.............       1,384,992
   95,400 MDU Resources Group, Inc........       3,070,926
  180,700 Northeast Utilities.............       2,920,112
   70,600 NStar...........................       3,292,078
  217,800 Pepco Holdings, Inc. +..........       4,451,832
   52,100 PNM Resources, Inc..............       1,383,255
  123,400 Puget Energy, Inc...............       2,893,730
  147,400 Scana Corp......................       4,962,958
  156,000 Sierra Pacific Resources +/(1)/.         842,400
   95,200 Weststar Energy, Inc............       1,515,584
  154,600 Wisconsin Energy Corp...........       4,305,610
   42,400 WPS Resources Corp./ (1)/.......       1,822,352
                                           ---------------
                                                50,552,568
                                           ---------------
          UTILITIES - GAS, DISTRIBUTION - 0.81%
   83,000 AGL Resources, Inc..............       2,168,790
  112,100 National-Oilwell, Inc. +........       2,726,272
   90,200 Vectren Corp....................       2,229,744
   64,700 WGL Holdings, Inc...............       1,796,072
                                           ---------------
                                                 8,920,878
                                           ---------------

  NUMBER                                               MARKET
 OF SHARES                                             VALUE
---------------------------------------------------------------------
            UTILITIES - GAS, PIPELINE - 0.32%
    258,800 Aquila, Inc........................... $       716,876
    107,300 National Fuel Gas Co..................       2,743,661
                                                   ---------------
                                                         3,460,537
                                                   ---------------
            WATER SERVICES - 0.19%
     90,300 Philadelphia Suburban Corp............       2,123,856
                                                   ---------------
            TOTAL COMMON STOCK
            (Cost $1,123,000,216).................   1,050,072,726
                                                   ---------------

    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 10.31%
            COLLECTIVE INVESTMENT POOL - 8.28%
$90,705,607 Securities Lending Quality Trust/ (2)/      90,705,607
                                                   ---------------
            COMMERCIAL PAPER - 1.83%
 20,000,000 UBS Finance, Inc.:
              1.34% due 6/2/03 @..................      19,999,255
                                                   ---------------
            U.S. TREASURY BILLS - 0.20%
            United States Treasury Bills:
  1,025,000   1.14% due 6/26/03 @.................       1,024,189
     40,000   1.105% due 6/19/03 @................          39,978
     40,000   1.09% due 6/19/03 @.................          39,978
     75,000   1.085% due 6/19/03 @................          74,959
     50,000   1.07% due 7/3/03 @..................          49,953
    100,000   1.065% due 7/3/03 @.................          99,905
    100,000   1.06% due 7/3/03 @..................          99,906
     25,000   1.04% due 7/17/03 @.................          24,967
     25,000   1.035% due 7/17/03 @................          24,967
     25,000   1.02% due 7/17/03 @.................          24,967
    310,000   1.00% due 7/3/03 @..................         309,725
     50,000   0.99% due 7/10/03 @.................          49,946
     10,000   0.98% due 7/10/03 @.................           9,989
    330,000   0.98% due 7/17/03 @.................         329,587
     50,000   0.94% due 7/10/03 @.................          49,949
                                                   ---------------
                                                         2,252,965
                                                   ---------------

    PAR                                                    MARKET
   VALUE                                                   VALUE
-------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $112,957,827)....................... $   112,957,827
                                                       ---------------
            REPURCHASE AGREEMENT - 1.86%
$20,357,000 Agreement with State Street Bank &
             Trust Co., bearing interest at
             1.16%, dated 05/30/03, to be
             repurchased 06/02/03 in the
             amount of $20,358,968 and
             collateralized by Federal National
             Mtg. Assn. Notes, bearing interest
             at 5.13%, due 8/20/12 and having
             an approximate value of
             $20,970,225 @
            (Cost $20,357,000)                              20,357,000
                                                       ---------------
            TOTAL INVESTMENTS
            (Cost $1,256,315,043) - 108.04%...........   1,183,387,553
            Liabilities in excess of other assets,
             net - (8.04)%............................    (88,093,890)
                                                       ---------------
            NET ASSETS - 100%......................... $ 1,095,293,663
                                                       ---------------
            + Non-income producing.
            @ The security or a portion thereof
             represents collateral for open
             futures contracts.
            /(1)/ The security or a portion thereof is
             out on loan (see Note 2).
            /(2)/ The security is purchased with the
             cash collateral received from
             securities loaned (see Note 2).

     Open Futures Contracts
                                                     Value
     Number of             Expiration  Value at      as of      Unrealized
     Contracts Description    Date    Trade Date  May 31, 2003 Appreciation
     ----------------------------------------------------------------------
     182 Long    MID CAP
                  INDEX    June 2003  $37,671,309 $43,193,150   $5,521,841
                                                                ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

48
                 MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


    PAR                                          MARKET
   VALUE                                         VALUE
----------------------------------------------------------
            COMMERCIAL PAPER - 98.21%
            FINANCIAL SERVICES - 60.86%
            Amstel Funding Corp.:
$ 5,000,000   1.26% due 6/20/03.............. $  4,996,675
 10,000,000   1.26% due 6/26/03..............    9,991,250
  5,000,000   1.23% due 8/1/03...............    4,989,579
            Apreco, Inc.:
 10,000,000   1.26% due 6/6/03...............    9,998,250
 10,000,000   1.26% due 6/13/03..............    9,995,800
            Atlantis One Funding Corp.:
 15,000,000   1.22% due 6/13/03..............   14,993,900
 10,000,000   1.22% due 6/25/03..............    9,991,867
            Barton Capital Corp.:
  5,914,000   1.26% due 6/12/03..............    5,911,723
  5,464,000   1.25% due 6/20/03..............    5,460,395
 10,000,000   1.23% due 6/6/03...............    9,998,292
            Beta Finance, Inc.:*
 10,000,000   1.31% due 8/22/03 /(1)/........   10,000,000
            Capital Corp.:
 10,000,000   1.25% due 6/19/03..............    9,993,750
            Ciesco, LP:
 10,000,000   1.22% due 7/8/03...............    9,987,461
            Corporate Rec Corp:
 10,000,000   1.23% due 7/2/03...............    9,989,408
            Giro Funding United States Corp.:
 10,000,000   1.25% due 6/2/03...............    9,999,653
 10,000,000   1.25% due 6/20/03..............    9,993,403
            Govco, Inc.:
 10,000,000   1.23% due 8/1/03...............    9,979,158
 10,000,000   1.22% due 6/26/03..............    9,991,528
            Greyhawk Fund Corp.:
 10,000,000   1.24% due 6/10/03..............    9,996,900
 10,000,000   1.23% due 6/10/03..............    9,996,925
            Kittyhawk Funding Corp.:
 10,000,000   1.27% due 6/18/03..............    9,994,003
 10,000,000   1.25% due 6/18/03..............    9,994,097
            Quincy Capital Corp.:
 10,000,000   1.23% due 6/23/03..............    9,992,483
            Sheffield Receivables Corp.:
 10,000,000   1.27% due 6/25/03..............    9,991,529
 10,000,000   1.25% due 6/4/03...............    9,998,958
            Sigma Finance, Inc.:
 10,000,000   1.34% due 7/25/03..............   10,000,000
  5,000,000   1.315% due 6/1/03..............    4,999,791
  5,000,000   1.18% due 8/5/03...............    4,989,347

    PAR                                             MARKET
   VALUE                                            VALUE
-------------------------------------------------------------
            FINANCIAL SERVICES - Continued
            Surrey Funding Corp.:
$10,000,000   1.25% due 6/20/03................. $  9,993,403
            Sydney Capital, Inc.:
 10,000,000   1.24% due 7/14/03.................    9,985,189
 13,000,000   1.21% due 8/8/03..................   12,970,288
            UBS Finance, Inc.:
 20,000,000   1.35% due 6/2/03..................   19,999,250
            White Pine Finance, LLC:
 10,000,000   1.25% due 7/15/03.................    9,984,722
                                                 ------------
                                                  319,148,977
                                                 ------------
            FREIGHT - 5.71%
            CXC, Inc.:
 10,000,000   1.24% due 6/20/03.................    9,993,456
 10,000,000   1.24% due 6/23/03.................    9,992,422
            United Parcel Service America, Inc.:
 10,000,000   1.18% due 7/31/03.................    9,980,333
                                                 ------------
                                                   29,966,211
                                                 ------------
            GOVERNMENT SPONSORED - 31.64%
            Federal Home Loan Bank Cons. Disc.
             Notes:
  5,000,000   1.16% due 7/9/03..................    4,993,878
 10,000,000   1.25% due 6/18/04.................   10,000,000
  6,000,000   1.40% due 5/28/04.................    6,000,000
  5,000,000   1.30% due 6/7/04..................    5,000,000
 10,000,000   1.25% due 4/8/04..................   10,000,000
            Federal Home Loan Mtg. Corp.:
  5,000,000   1.43% due 3/30/04.................    5,000,000
 20,000,000   1.16% due 6/3/03..................   19,998,711
            Federal National Mtg. Assoc.:
 20,000,000   1.19% due 6/2/03..................   19,999,339
 20,000,000   1.19% due 6/30/03.................   19,980,828
  5,000,000   1.19% due 7/23/03.................    4,991,442
 10,000,000   1.15% due 8/13/03.................    9,976,680
 10,000,000   1.45% due 5/14/04.................   10,000,000
 10,000,000   1.43% due 3/8/04..................   10,000,000
  5,000,000   1.41% due 4/16/04.................    5,000,000

    PAR                                                 MARKET
   VALUE                                                VALUE
-----------------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
            Student Loan Marketing Assn.:
$ 5,000,000   1.41% due 2/24/04..................... $  5,000,000
 10,000,000   1.19% due 9/18/03.....................   10,000,000
 10,000,000   1.16% due 11/3/03.....................   10,000,000
                                                     ------------
                                                      165,940,878
                                                     ------------
            TOTAL COMMERCIAL PAPER
            (Cost $515,056,066).....................  515,056,066
                                                     ------------
            REPURCHASE AGREEMENT - 2.95%
 15,477,000 State Street Bank Joint Repurchase
             Agreement (see Note 2)
             (Cost $15,477,000).....................   15,477,000
                                                     ------------
            TOTAL INVESTMENTS
            (Cost $530,533,066) - 101.16%...........  530,533,066
            Liabilities in excess of other assets,
             net -(1.16)%...........................  (6,086,817)
                                                     ------------
            NET ASSETS - 100%....................... $524,446,249
                                                     ------------
            * Securities exempt from registration
             under Rule 144A of the Securities Act
             of 1933. These securities may be sold
             in transactions exempt from
             registration, normally to qualified
             institutional buyers. At May 31, 2003,
             the aggregate value of these securities
             was $10,000,000 representing 1.91%
             of net assets.
            /(1)/ Security is a "floating rate" bond
             where the coupon rate fluctuates. The
             rate reflected is as of May 31, 2003.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             49
May 31, 2003
              NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          COMMON STOCK - 89.99%
          ADVERTISING - 0.28%
    4,150 Lamar Advertising Co. +.......... $    146,329
                                            ------------
          AIRLINES - 0.24%
    3,090 Ryanair Holdings, PLC ADR +/(1)/.      128,142
                                            ------------
          APPAREL & PRODUCTS - 0.31%
    3,880 Ross Stores, Inc.................      163,775
                                            ------------
          BROADCASTING - 2.78%
   48,240 Comcast Corp., Class A +.........    1,452,506
                                            ------------
          BUILDING MATERIALS - 0.24%
    3,690 Fastenal Co. /(1)/...............      123,357
                                            ------------
          CHEMICAL - 0.53%
    2,390 Invitrogen Corp. +...............       93,258
    3,480 Sigma-Aldrich Corp. /(1)/........      182,039
                                            ------------
                                                 275,297
                                            ------------
          COMMERCIAL SERVICES - 0.74%
   10,390 Cintas Corp......................      384,638
                                            ------------
          DRUGS - 5.88%
   30,620 Amgen, Inc. + @..................    1,981,420
    2,570 Cephalon, Inc. +.................      116,139
   13,680 MedImmune, Inc. +................      484,956
    9,720 Teva Pharmaceutical
           Industries, Ltd. ADR............      492,697
                                            ------------
                                               3,075,212
                                            ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 3.01%
   10,020 American Power Conversion Corp. +      155,410
    9,910 Comverse Technology, Inc. +......      150,731
   28,630 Flextronics International, Ltd. +      303,478
    4,030 Gentex Corp. +...................      125,494
   81,550 JDS Uniphase Corp. +.............      315,599
    5,000 Molex, Inc.......................      136,800
    8,660 NVIDIA Corp. +...................      226,632
   27,640 Sanmina-SCI Corp. +..............      158,101
                                            ------------
                                               1,572,245
                                            ------------
          FINANCIAL SERVICES - 1.06%
   18,150 Paychex, Inc.....................      553,938
                                            ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          FREIGHT - 0.65%
    4,250 CH Robinson Worldwide, Inc............ $    157,973
    5,200 Expeditors International of
           Washington, Inc......................      181,688
                                                 ------------
                                                      339,661
                                                 ------------
          HEALTHCARE - 1.10%
    3,820 Dentsply International, Inc...........      142,830
    5,020 First Health Group Corp. +............      128,813
    5,180 Lincare Holdings, Inc. +..............      159,907
    3,320 Patterson Dental Co. +................      145,980
                                                 ------------
                                                      577,530
                                                 ------------
          HEAVY DUTY TRUCKS/PARTS - 0.84%
    6,620 PACCAR, Inc...........................      438,707
                                                 ------------
          HOSPITAL SUPPLIES - 1.13%
   17,730 Biomet, Inc...........................      487,575
    2,080 Henry Schein, Inc. +..................      102,253
                                                 ------------
                                                      589,828
                                                 ------------
          INFORMATION PROCESSING -
          HARDWARE - 4.94%
   25,560 Apple Computer, Inc. +................      459,313
   48,240 Dell Computer Corp. +.................    1,509,430
   18,040 Network Appliance, Inc. +.............      307,221
   70,650 Sun Microsystems, Inc. +..............      305,914
                                                 ------------
                                                    2,581,878
                                                 ------------
          INFORMATION PROCESSING -
          SERVICES - 6.11%
   13,260 Brocade Communications Systems, Inc. +       80,488
   12,190 Check Point Software
           Technologies, Ltd. +/(1)/............      229,172
   11,710 eBay, Inc. +..........................    1,191,024
   12,210 Fiserv, Inc. +........................      404,029
    6,060 Monster Worldwide, Inc. +.............      120,352
    7,850 Symantec Corp. +......................      354,977
    3,490 Synopsys, Inc. +......................      213,902
   11,380 VeriSign, Inc. +......................      170,472
   14,440 Yahoo!, Inc. +........................      431,034
                                                 ------------
                                                    3,195,450
                                                 ------------
          INFORMATION PROCESSING -
          SOFTWARE - 17.48%
   11,510 Adobe Systems, Inc....................      406,188

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   19,350 BEA Systems, Inc. +............... $    209,754
   10,330 Citrix Systems, Inc. +............      225,504
   11,860 Compuware Corp. +.................       71,990
   13,170 Intuit, Inc. +....................      607,005
    4,570 Mercury Interactive Corp. +.......      179,647
  187,230 Microsoft Corp....................    4,607,730
  111,690 Oracle Corp. +....................    1,453,087
   22,480 PeopleSoft, Inc. +................      367,773
    2,630 Pixar, Inc. +/(1)/................      148,464
   28,970 Siebel Systems, Inc. +............      272,028
   21,390 Veritas Software Corp. +..........      593,572
                                             ------------
                                                9,142,742
                                             ------------
          LEISURE AND TOURISM - 4.09%
    7,330 Electronic Arts, Inc. +...........      502,545
   27,400 Starbucks Corp. +.................      675,163
   25,010 USA Interactive +/(1)/............      961,635
                                             ------------
                                                2,139,343
                                             ------------
          MEDICAL-BIOMEDICAL/GENE - 3.47%
    9,310 Biogen, Inc. +....................      395,117
   13,680 Genzyme Corp. +...................      649,663
    6,520 Human Genome Sciences, Inc. +.....       95,518
    3,070 ICOS Corp. +......................       97,380
    8,530 IDEC Pharmaceuticals Corp. +/(1)/.      325,590
   16,300 Millennium Pharmaceuticals, Inc. +      253,465
                                             ------------
                                                1,816,733
                                             ------------
          MEDICAL TECHNOLOGY - 1.12%
   13,290 Chiron Corp. +/(1)/...............      585,956
                                             ------------
          OIL AND GAS - 0.29%
    4,200 Patterson-UTI Energy, Inc. +......      153,678
                                             ------------
          PAPER/FOREST PRODUCTS - 0.35%
   12,180 Smurfit-Stone Container Corp. +...      180,508
                                             ------------
          RETAIL - 5.60%
   13,110 Amazon.Com, Inc. +/(1)/...........      471,173
   20,100 Bed Bath & Beyond, Inc. +.........      840,984
    4,440 CDW Computer Centers, Inc. +......      180,886
   12,210 Costco Wholesale Corp. +..........      452,380
    5,580 Dollar Tree Stores, Inc. +........      161,820
    3,530 Express Scripts, Inc., Class A +..      231,003
    7,010 PETsMART, Inc. +..................      121,203

--------------------------------------------------------------------------------

50
        NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                             MARKET
OF SHARES                                           VALUE
----------------------------------------------------------------
          RETAIL - Continued
   16,160 Staples, Inc. +....................... $    313,342
    2,910 Whole Foods Market, Inc. +............      158,741
                                                 ------------
                                                    2,931,532
                                                 ------------
          SCHOOLS - 1.00%
    8,990 Apollo Group, Inc., Class A +.........      525,196
                                                 ------------
          SEMICONDUCTORS - 14.29%
   27,320 Altera Corp. +........................      526,730
   43,520 Applied Materials, Inc. +.............      677,171
    9,460 Broadcom Corp., Class A +.............      231,581
  116,490 Intel Corp. @.........................    2,427,652
   11,720 KLA-Tencor Corp. +/(1)/...............      541,816
   21,260 Linear Technology Corp................      773,014
   23,020 Maxim Integrated Products, Inc........      902,614
    8,600 Microchip Technology, Inc.............      204,766
    7,750 Novellus Systems, Inc. +..............      268,537
    4,860 QLogic Corp. +/(1)/...................      243,437
   22,760 Xilinx, Inc. +........................      679,841
                                                 ------------
                                                    7,477,159
                                                 ------------
          TELECOMMUNICATIONS - 11.47%
   50,880 ADC Telecommunications, Inc. +........      136,867
   26,160 Ciena Corp. +.........................      150,420
  129,170 Cisco Systems, Inc. +.................    2,102,887
   12,730 EchoStar Communications Corp.,
           Class A +............................      427,473
   12,570 Juniper Networks, Inc. +..............      174,472
   64,910 Nextel Communications, Inc., Class A +      973,001
   10,280 PanAmSat Corp. +......................      193,367
   48,370 QUALCOMM, Inc. +......................    1,624,264
   10,590 RF Micro Devices, Inc. +/(1)/.........       59,728
    6,020 Telefonaktiebolaget LM Ericsson +/(1)/       62,608
   11,940 Tellabs, Inc. +.......................       94,804
                                                 ------------
                                                    5,999,891
                                                 ------------
          THERAPEUTICS - 0.99%
    9,850 Gilead Sciences, Inc. +...............      519,686
                                                 ------------
          TOTAL COMMON STOCK
          (Cost $54,445,308)....................   47,070,917
                                                 ------------

   PAR                                                 MARKET
  VALUE                                                VALUE
-------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.77%
           COLLECTIVE INVESTMENT POOL - 3.14%
$1,644,612 Securities Lending Quality Trust /(2)/.. $  1,644,612
                                                    ------------
           U.S. TREASURY BILLS - 0.63%
           United States Treasury Bills:
    25,000   1.105% due 6/19/03 @..................       24,986
    10,000   1.085% due 6/26/03 @..................        9,992
    20,000   1.07% due 6/26/03 @...................       19,985
   235,000   1.065% due 7/3/03 @...................      234,778
    10,000   1.02% due 7/17/03 @...................        9,987
    20,000   0.99% due 7/10/03 @...................       19,979
    10,000   0.98% due 7/17/03 @...................        9,987
                                                    ------------
                                                         329,694
                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $1,974,306).......................    1,974,306
                                                    ------------
           REPURCHASE AGREEMENT - 8.68%
 4,537,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03
            in the amount of $4,537,439 and
            collateralized by Federal Home Loan
            Bank Notes, bearing interest at 1.40%,
            due 05/04/04 and having an
            approximate value of $4,630,393 @
            (Cost $4,537,000)......................    4,537,000
                                                    ------------
           TOTAL INVESTMENTS
           (Cost $60,956,614) - 102.44%............   53,582,223
           Liabilities in excess of other assets,
            net - (2.44)%..........................  (1,276,123)
                                                    ------------
           NET ASSETS - 100%....................... $ 52,306,100
                                                    ------------

  + Non-income producing.
  @ The security or a portion thereof represents collateral for open futures contracts.
  ADR - American Depository Receipt
  /(1)/ The security or a portion thereof is out on loan (see Note 2). /(2)/ The security is purchased with the cash collateral received from securities loaned.

      Open Futures Contracts
                                                  Value as of
      Number of             Expiration  Value at    May 31,    Unrealized
      Contracts Description    Date    Trade Date    2003     Appreciation
      --------------------------------------------------------------------
      14 Long       NASDAQ     June
                 100 INDEX     2003    $1,605,172 $1,678,600    $ 73,428

      104 Long      NASDAQ
                 100E-MINI     June
                     INDEX     2003     2,214,756  2,493,920     279,164
                                                                --------
                                                                $352,592
                                                                ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             51
May 31, 2003
                 OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
          COMMON STOCK - 98.47%
          AEROSPACE/DEFENSE - 0.34%
      200 United Technologies Corp......... $   13,650
                                            ----------
          BANKS - 0.58%
      600 State Street Bank & Trust Co.....     22,986
                                            ----------
          BEVERAGES - 3.45%
      500 Anheuser-Busch Cos., Inc.........     26,315
    2,500 PepsiCo, Inc.....................    110,500
                                            ----------
                                               136,815
                                            ----------
          BUILDING MATERIALS - 2.35%
    2,200 Lowe's Cos., Inc.................     92,972
                                            ----------
          CONGLOMERATES - 7.20%
      350 3M Co............................     44,264
    8,400 General Electric Co..............    241,080
                                            ----------
                                               285,344
                                            ----------
          DRUGS - 19.73%
    1,900 Abbott Laboratories..............     84,645
      600 Allergan, Inc....................     43,266
    2,200 Amgen, Inc. +....................    142,362
    1,800 Forest Laboratories, Inc. +......     90,900
      700 MedImmune, Inc. +................     24,815
      700 Merck & Co., Inc.................     38,906
    9,800 Pfizer, Inc......................    303,996
    1,200 Wyeth............................     52,620
                                            ----------
                                               781,510
                                            ----------
          FINANCE COMPANIES - 2.43%
    4,800 MBNA Corp........................     96,240
                                            ----------
          FINANCIAL SERVICES - 6.97%
    1,000 Capital One Financial Corp. /(1)/     48,170
    1,100 Citigroup, Inc...................     45,122
    2,100 Fannie Mae.......................    155,400
      900 Paychex, Inc. /(1)/..............     27,468
                                            ----------
                                               276,160
                                            ----------
          HOSPITAL SUPPLIES - 8.48%
      300 Boston Scientific Corp. +........     15,630
      900 Cardinal Health, Inc.............     51,939
    3,500 Johnson & Johnson................    190,225
    1,600 Medtronic, Inc...................     77,968
                                            ----------
                                               335,762
                                            ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          HOUSEHOLD PRODUCTS - 3.26%
      700 Colgate-Palmolive Co.................. $   41,734
      950 Procter & Gamble Co...................     87,229
                                                 ----------
                                                    128,963
                                                 ----------
          INFORMATION PROCESSING -
          HARDWARE - 6.79%
    3,800 Dell Computer Corp. +.................    118,902
    1,800 Hewlett-Packard Co....................     35,100
      800 International Business Machines Corp..     70,432
      600 Lexmark International, Inc., Class A +     44,640
                                                 ----------
                                                    269,074
                                                 ----------
          INFORMATION PROCESSING -
          SOFTWARE - 9.90%
      500 Adobe Systems, Inc....................     17,645
    9,300 Microsoft Corp........................    228,873
   11,200 Oracle Corp. +........................    145,712
                                                 ----------
                                                    392,230
                                                 ----------
          INSURANCE - 3.18%
    2,200 Ace, Ltd..............................     80,300
      300 UnitedHealth Group, Inc...............     28,782
      200 Wellpoint Health Networks, Inc.,
           Class A +............................     17,068
                                                 ----------
                                                    126,150
                                                 ----------
          LEISURE AND TOURISM - 0.50%
      800 Starbucks Corp. +.....................     19,713
                                                 ----------
          MEDICAL - BIOMEDICAL/GENE - 0.28%
      100 Genentech, Inc. +.....................      6,261
      100 Genzyme Corp. +.......................      4,749
                                                 ----------
                                                     11,010
                                                 ----------
          MULTIMEDIA - 1.19%
    1,600 AOL Time Warner, Inc. +...............     24,352
      500 Viacom, Inc., Class B +...............     22,760
                                                 ----------
                                                     47,112
                                                 ----------
          RETAIL - 10.82%
    1,000 Bed Bath & Beyond, Inc. +.............     41,840
    1,300 Best Buy Co., Inc. +..................     50,310
    2,500 Home Depot, Inc.......................     81,225
      700 Kohl's Corp. +........................     36,645
    1,700 TJX Cos., Inc.........................     30,940

 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
----------------------------------------------------------------------
          RETAIL - Continued
    2,400 Wal-Mart Stores, Inc............................. $  126,264
    2,000 Walgreen Co......................................     61,580
                                                            ----------
                                                               428,804
                                                            ----------
          SEMICONDUCTORS - 6.72%
   10,000 Intel Corp.......................................    208,400
      500 QLogic Corp. +/(1)/..............................     25,045
    1,600 Texas Instruments, Inc...........................     32,800
                                                            ----------
                                                               266,245
                                                            ----------
          TELECOMMUNICATIONS - 3.57%
    6,200 Cisco Systems, Inc. +............................    100,936
    1,200 QUALCOMM, Inc. +.................................     40,296
                                                            ----------
                                                               141,232
                                                            ----------
          TOBACCO - 0.73%
      700 Altria Group, Inc................................     28,910
                                                            ----------
          TOTAL COMMON STOCK
          (Cost $3,926,878)................................  3,900,882
                                                            ----------
   PAR
  VALUE
----------
          SHORT-TERM INVESTMENTS - .44%
          COLLECTIVE INVESTMENT POOL - .44%
 $ 17,761 Securities Lending Quality Trust /(2)/
          (Cost $17,761)...................................     17,761
                                                            ----------
          REPURCHASE AGREEMENT - 3.94%
  156,000 Agreement with State Street Bank & Trust Co.,
           bearing interest at 1.16%, dated 05/30/03,
           to be repurchased 06/02/03 in the amount
           of $156,015 and collateralized by Federal
           Home Loan Bank Corp. Notes, bearing
           interest at 3.13%, due 11/14/03 and
           having an approximate value of $161,450
           (Cost $156,000).................................    156,000
                                                            ----------
          TOTAL INVESTMENTS
          (Cost $4,100,639) - 102.85%......................  4,074,643
          Liabilities in excess of other assets,
           net - (2.85)%...................................  (113,055)
                                                            ----------
          NET ASSETS - 100%................................ $3,961,588
                                                            ----------
          + Non-income producing.
          /(1)/ The security or a portion thereof is out on
           loan (See Note 2).
          /(2)/ The security is purchased with the cash
           collateral received from securities loaned
           (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

52
              SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 93.13%
          BROADCASTING - 2.18%
  328,000 Clear Channel Communications, Inc. +.. $ 13,349,600
  298,900 Comcast Corp., Class A Special +......    8,614,298
  126,000 Univision Communications, Inc.,
           Class A +/(1)/.......................    3,761,100
                                                 ------------
                                                   25,724,998
                                                 ------------
          CHEMICAL - 0.24%
   60,500 Cabot Microelectronics Corp. +/(1)/...    2,798,125
                                                 ------------
          COMMERCIAL SERVICES - 2.90%
  644,500 Accenture, Ltd., Class A +............   11,291,640
1,518,900 Concord EFS, Inc. +...................   22,965,768
                                                 ------------
                                                   34,257,408
                                                 ------------
          DRUGS - 2.55%
  224,600 Bristol-Myers Squibb Co...............    5,749,760
  193,500 Cephalon, Inc. +/(1)/.................    8,744,265
   45,000 Eli Lilly and Co......................    2,689,650
   90,500 MedImmune, Inc. +.....................    3,208,225
  150,000 Pfizer, Inc...........................    4,653,000
  129,700 Schering-Plough Corp..................    2,392,965
   60,000 Wyeth.................................    2,631,000
                                                 ------------
                                                   30,068,865
                                                 ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.68%
  315,000 Celestica, Inc. +/(1)/................    4,573,800
  603,600 Flextronics International, Ltd. +.....    6,398,160
1,214,600 JDS Uniphase Corp. +..................    4,700,502
  739,100 Sanmina-SCI Corp. +/(1)/..............    4,227,652
                                                 ------------
                                                   19,900,114
                                                 ------------
          FINANCIAL SERVICES - 0.95%
  366,200 Paychex, Inc..........................   11,176,424
                                                 ------------
          INFORMATION PROCESSING -
          HARDWARE - 8.13%
1,788,700 Dell Computer Corp. +.................   55,968,423
  211,900 International Business
           Machines Corp........................   18,655,676
  120,100 Lexmark International, Inc., Class A +    8,935,440
  301,600 Network Appliance, Inc. +.............    5,136,248
  483,100 Seagate Technology +/(1)/.............    7,318,965
                                                 ------------
                                                   96,014,752
                                                 ------------
          INFORMATION PROCESSING -
          SERVICES - 13.50%
  868,000 Cadence Design Systems, Inc. +........ $ 12,065,200
  416,700 Certegy, Inc. +.......................   11,546,757
  213,400 DST Systems, Inc. +/(1)/..............    7,537,288

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
  297,800 EMC Corp. +........................... $  3,222,196
  746,900 First Data Corp.......................   30,936,598
  749,400 Fiserv, Inc. +/(1)/...................   24,797,646
  202,000 Internet Security Systems, Inc. +/(1)/    3,191,600
  683,100 Networks Associates, Inc. +...........    8,292,834
  351,300 SunGard Data Systems, Inc. +..........    8,079,900
  227,200 Symantec Corp. +......................   10,273,984
  224,800 Synopsys, Inc. +......................   13,777,992
1,044,400 VeriSign, Inc. +......................   15,645,112
  333,400 Yahoo!, Inc. +........................    9,951,990
                                                 ------------
                                                  159,319,097
                                                 ------------
          INFORMATION PROCESSING -
          SOFTWARE - 24.02%
  600,000 Adobe Systems, Inc....................   21,174,000
  797,500 Informatica Corp. +/(1)/..............    5,582,500
  707,500 Intuit, Inc.+.........................   32,608,675
  686,300 Mercury Interactive Corp. +/(1)/......   26,978,453
4,116,400 Microsoft Corp........................  101,304,604
  791,000 Oracle Corp. +........................   10,290,910
1,043,100 PeopleSoft, Inc. +....................   17,065,116
   79,800 SAP AG +..............................    8,959,774
   67,500 SAP AG ADR............................    1,922,400
1,803,700 Siebel Systems, Inc. +................   16,936,743
1,467,300 Veritas Software Corp. +..............   40,717,575
                                                 ------------
                                                  283,540,750
                                                 ------------
          LEISURE AND TOURISM - 2.08%
  208,900 Electronic Arts, Inc. +...............   14,322,184
  266,300 USA Interactive +/(1)/................   10,239,235
                                                 ------------
                                                   24,561,419
                                                 ------------
          MACHINERY - 0.38%
  195,600 Cognex Corp. +/(1)/...................    4,471,416
                                                 ------------
          MEDICAL - BIOMEDICAL/GENE - 0.32%
   59,900 Genentech, Inc. +.....................    3,750,339
                                                 ------------
          MULTIMEDIA - 3.34%
1,485,500 AOL Time Warner, Inc. +...............   22,609,310
  369,600 Viacom, Inc., Class B +...............   16,824,192
                                                 ------------
                                                   39,433,502
                                                 ------------
          RETAIL - 0.21%
   60,400 CDW Computer Centers, Inc. +..........    2,460,696
                                                 ------------
          SEMICONDUCTORS - 20.94%
1,163,400 Agere Systems, Inc., Class A +/(1)/...    2,838,696
  237,500 Altera Corp. +/(1)/...................    4,579,000
  866,500 Analog Devices, Inc. +................   33,403,575
1,933,500 Applied Materials, Inc. +.............   30,085,260
  194,400 ASML Holding NV +/(1)/................    1,953,720

  NUMBER                                                 MARKET
 OF SHARES                                               VALUE
--------------------------------------------------------------------
            SEMICONDUCTORS - Continued
    521,300 Intel Corp.............................. $   10,863,892
    152,100 Intersil Corp., Class A +/(1)/..........      3,717,324
    469,700 KLA-Tencor Corp. +/(1)/.................     21,714,231
    194,400 Linear Technology Corp. /(1)/...........      7,068,384
     88,700 Marvell Technology Group, Ltd. +/(1)/...      2,812,677
    782,800 Maxim Integrated Products, Inc..........     30,693,588
    662,500 Microchip Technology, Inc...............     15,774,125
    713,900 Novellus Systems, Inc. +................     24,736,635
    389,000 QLogic Corp. +/(1)/.....................     19,485,010
  1,354,600 Taiwan Semiconductor Manufacturing
             Co., Ltd. ADR +/(1)/...................     13,735,644
    828,000 Texas Instruments, Inc..................     16,974,000
    224,200 Xilinx, Inc. +..........................      6,696,854
                                                     --------------
                                                        247,132,615
                                                     --------------
            TELECOMMUNICATIONS - 9.71%
    739,000 Ciena Corp. +...........................      4,249,250
  3,922,300 Cisco Systems, Inc. +...................     63,855,044
    239,000 KT Corp. ADR............................      4,586,410
    603,700 Nokia Corp. ADR.........................     10,890,748
    520,700 QUALCOMM, Inc. +........................     17,485,106
    619,800 Vodafone Group, PLC ADR /(1)/...........     13,579,817
                                                     --------------
                                                        114,646,375
                                                     --------------
            TOTAL COMMON STOCK
            (Cost $1,128,443,923)...................  1,099,256,895
                                                     --------------
    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 13.98%
            COLLECTIVE INVESTMENT POOL - 7.27%
$85,865,940 Securities Lending Quality Trust /(2)/..     85,865,940
                                                     --------------
            REGISTERED INVESTMENT
            COMPANIES - 6.71%
 79,228,464 T. Rowe Price Reserve
             Investment Fund........................     79,228,464
                                                     --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $165,094,404).....................    165,094,404
                                                     --------------
            TOTAL INVESTMENTS
            (Cost $1,293,538,327) - 107.11%.........  1,264,351,299
            Liabilities in excess of other assets,
             net - (7.11)%..........................   (83,970,801)
                                                     --------------
            NET ASSETS - 100%....................... $1,180,380,498
                                                     --------------
            + Non-income producing.
            ADR - American Depository Receipt
            /(1)/ The security or a portion thereof is out on loan
             (See Note 2).
            /(2)/ The security is purchased with the cash collateral
             received from securities loaned (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             53
May 31, 2003
                   SMALL CAP FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 92.54%
          ADVERTISING - 0.31%
   40,975 Getty Images, Inc. +................... $ 1,655,390
                                                  -----------
          AEROSPACE/DEFENSE - 0.27%
  105,600 Armor Holdings, Inc. +.................   1,437,216
                                                  -----------
          AIRLINES - 0.10%
   58,000 Frontier Airlines, Inc. +/(1)/.........     405,420
   50,800 Midwest Express Holdings, Inc. +/(1)/..     153,416
                                                  -----------
                                                      558,836
                                                  -----------
          APPAREL & PRODUCTS - 1.91%
   70,600 AnnTaylor Stores Corp. +...............   1,805,242
   38,600 Christopher & Banks Corp. +/(1)/.......   1,117,470
   88,375 Columbia Sportswear Co. +/(1)/.........   4,385,167
  147,700 Stride Rite Corp.......................   1,329,300
   59,500 Too, Inc. +............................   1,037,085
   79,800 Unifi, Inc. +..........................     551,418
                                                  -----------
                                                   10,225,682
                                                  -----------
          APPLIANCES/FURNISHINGS - 0.74%
    2,600 CompX International, Inc., Class A.....      13,650
   74,925 Furniture Brands International, Inc. +.   1,969,029
  101,600 Herman Miller, Inc.....................   1,970,024
                                                  -----------
                                                    3,952,703
                                                  -----------
          AUTOMOTIVE - 0.92%
  116,200 AO Smith Corp..........................   3,692,836
   62,200 Keystone Automotive Industries, Inc. +.   1,162,456
    1,300 Strattec Security Corp. +..............      69,316
                                                  -----------
                                                    4,924,608
                                                  -----------
          AUTO - REPLACEMENT PARTS - 0.95%
   85,875 Advance Auto Parts, Inc./(1)/..........   5,107,845
                                                  -----------
          BANKS - 2.87%
   36,000 Boston Private Financial Holdings, Inc.     672,840
   92,900 Citizens Banking Corp..................   2,461,850
    2,970 Glacier Bancorp, Inc...................      74,636
   83,100 Provident Bankshares Corp..............   2,129,853
  124,300 Southwest Bancorp of Texas, Inc. +.....   4,094,442
  103,031 Valley National Bancorp /(1)/..........   2,781,837
   71,700 Westamerica Bancorp....................   3,185,631
                                                  -----------
                                                   15,401,089
                                                  -----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          BROADCASTING - 1.23%
   46,800 Emmis Communications Corp., Class A + $   991,224
   16,500 Entercom Communications Corp. +......     801,075
  195,475 Radio One, Inc., Class D +/(1)/......   3,264,432
   68,900 Sinclair Broadcast Group, Inc.,
           Class A +/(1)/......................     837,135
   32,500 Young Broadcasting, Inc., Class A +..     691,600
                                                -----------
                                                  6,585,466
                                                -----------
          BUILDING MATERIALS - 1.36%
   95,775 Fastenal Co. /(1)/...................   3,201,758
    4,150 LSI Industries, Inc..................      49,344
  119,500 Mathews International Corp., Class A.   2,871,585
   25,700 Simpson Manufacturing Co., Inc. +....     914,920
   14,900 Watsco, Inc..........................     233,930
                                                -----------
                                                  7,271,537
                                                -----------
          CHEMICAL - 2.38%
  149,500 Airgas, Inc..........................   2,705,950
   85,900 Arch Chemicals, Inc..................   1,748,924
   26,700 Cabot Microelectronics Corp. +/(1)/..   1,234,875
   74,200 Ferro Corp...........................   1,823,836
   16,800 MacDermid, Inc.......................     420,000
   66,500 Minerals Technologies, Inc...........   3,338,300
   10,100 Symyx Technologies, Inc. +...........     171,700
   30,385 Valspar Corp.........................   1,324,482
                                                -----------
                                                 12,768,067
                                                -----------
          COMMERCIAL SERVICES - 3.98%
  107,600 Central Parking Corp. /(1)/..........   1,221,260
   61,900 Electro Rent Corp....................     631,318
   46,005 FTI Consulting, Inc. +/(1)/..........   1,688,844
  102,350 Iron Mountain, Inc. +................   4,042,825
  109,625 Kroll, Inc. +/(1)/...................   2,544,396
   92,200 Maximus, Inc. +/(1)/.................   2,467,272
  255,525 Pacer International, Inc. +/(1)/.....   4,727,212
  153,700 Plexus Corp. +/(1)/..................   1,844,400
   17,700 Rent-A-Center, Inc. +................   1,175,988
   52,900 Sourcecorp, Inc. +...................   1,006,687
                                                -----------
                                                 21,350,202
                                                -----------
          DRUGS - 2.21%
   77,700 Alkermes, Inc. +/(1)/................   1,001,553
   25,800 Cephalon, Inc. +/(1)/................   1,165,902
   12,400 Cubist Pharmaceuticals, Inc. +/(1)/..     133,796

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
          DRUGS - Continued
   16,100 Eon Labs, Inc. +/(1)/....................... $   470,925
    9,875 K-V Pharmaceutical Co., Class A +...........     256,750
   34,580 Medicis Pharmaceutical Corp., Class A +.....   1,936,480
   10,200 OSI Pharmaceuticals, Inc. +/(1)/............     268,872
  118,749 Sicor, Inc. +...............................   2,510,354
   73,600 Taro Pharmaceutical Industries, Ltd.,
           Class A/(1)/...............................   3,500,416
   32,200 Tularik, Inc. +.............................     302,358
   16,311 Vertex Pharmaceuticals, Inc. +..............     236,999
   18,100 ViroPharma, Inc. +/(1)/.....................      57,920
                                                       -----------
                                                        11,842,325
                                                       -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 8.12%
   30,200 American Superconductor Corp. +/(1)/........     125,934
   64,850 Ametek, Inc.................................   2,413,069
   24,200 Analogic Corp...............................   1,234,200
   96,400 Artesyn Technologies, Inc. +................     443,440
  142,400 Belden, Inc.................................   1,936,640
   56,025 Coherent, Inc. +............................   1,358,606
  113,975 FEI Co. +...................................   2,307,994
  170,025 Fisher Scientific International, Inc. +/(1)/   5,388,092
   78,400 Flir Systems, Inc. +/(1)/...................   2,235,968
  131,250 Harman International Industries, Inc........   9,738,750
  138,800 Kemet Corp. +...............................   1,401,880
  102,500 Littelfuse, Inc. +..........................   2,200,675
   13,400 Magma Design Automation, Inc. +/(1)/........     231,833
  105,200 Methode Electronics, Inc., Class A..........   1,167,720
   50,075 Mettler-Toledo International, Inc. +........   1,794,187
   47,000 Newport Corp. +/(1)/........................     751,530
  175,300 Paxar Corp. +...............................   1,970,372
  114,825 Polycom, Inc. +.............................   1,460,574
  185,750 Sonic Solutions /(1)/.......................   1,285,390
   72,900 Technitrol, Inc.............................   1,258,983
   36,000 Wilson Greatbatch Technologies, Inc. +/(1)/.   1,324,800
  100,700 Woodhead Industries, Inc....................   1,241,631
    6,400 Woodward Governor Co........................     246,138
                                                       -----------
                                                        43,518,406
                                                       -----------
          FERTILIZERS - 0.32%
  199,200 IMC Global, Inc.............................   1,741,008
                                                       -----------
          FINANCE COMPANIES - 0.64%
  123,000 Chittenden Corp.............................   3,399,720
                                                       -----------

--------------------------------------------------------------------------------

54
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS  - CONTINUED
                                                                   May 31, 2003


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          FINANCIAL SERVICES - 0.30%
   47,500 Neuberger Berman, Inc..................... $ 1,580,800
                                                     -----------
          FOODS - 0.87%
   55,875 American Italian Pasta Co., Class A +/(1)/   2,448,443
   31,700 International Multifoods Corp. +/(1)/.....     640,340
    5,600 Performance Food Group Co. +/(1)/.........     202,720
   12,500 Seneca Foods Corp., Class A +.............     207,000
   25,000 Seneca Foods Corp., Class B +.............     421,250
   70,900 Wild Oats Markets, Inc. +/(1)/............     750,122
                                                     -----------
                                                       4,669,875
                                                     -----------
          FREIGHT - 2.42%
   32,800 Expeditors International of
           Washington, Inc..........................   1,146,032
   48,800 Forward Air Corp. +.......................   1,241,472
   18,316 Heartland Express, Inc. +.................     432,258
      900 International Shipholding Corp. +/(1)/....       7,704
   42,375 JB Hunt Transport Services, Inc. +........   1,569,570
   56,800 Ryder System, Inc.........................   1,508,608
  110,906 Werner Enterprises, Inc...................   2,541,966
  172,830 Yellow Corp. +............................   4,541,972
                                                     -----------
                                                      12,989,582
                                                     -----------
          HEALTHCARE - 3.67%
  125,425 Community Health Systems, Inc. +..........   2,612,603
  100,925 Cooper Cos., Inc. /(1)/...................   3,483,931
   48,000 Edwards Lifesciences Corp. +..............   1,455,360
   16,600 Epix Medical, Inc. +......................     198,038
  155,800 Hooper Holmes, Inc........................   1,012,700
  107,874 Odyssey Healthcare, Inc. +/(1)/...........   3,189,834
  111,550 Omnicare, Inc. /(1)/......................   3,028,583
   23,925 Patterson Dental Co. +/(1)/...............   1,051,982
    2,200 Renal Care Group, Inc. +..................      74,756
   60,200 Resmed, Inc. +/(1)/.......................   2,395,960
   52,600 Steris Corp. +............................   1,186,130
                                                     -----------
                                                      19,689,877
                                                     -----------
          HOSPITAL MANAGEMENT - 0.48%
    6,800 Lifepoint Hospitals, Inc. +...............     145,180
  113,725 Select Medical Corp. +....................   2,428,029
                                                     -----------
                                                       2,573,209
                                                     -----------
          HOSPITAL SUPPLIES - 0.97%
  105,175 Henry Schein, Inc. +......................   5,170,403
                                                     -----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 0.87%
   17,900 Chattem, Inc. +....................... $   252,211
  133,275 Dial Corp.............................   2,665,500
   14,700 Playtex Products, Inc. +..............     114,366
   32,900 Scotts Co., Class A +.................   1,628,550
                                                 -----------
                                                   4,660,627
                                                 -----------
          HUMAN RESOURCES - 0.69%
    2,500 AMN Healthcare Services, Inc. +/(1)/..      28,500
   15,100 Cross Country Healthcare, Inc. /(1)/..     191,770
  182,800 MPS Group, Inc. +.....................   1,310,676
   78,600 Resources Connection, Inc. +/(1)/.....   1,764,570
   78,700 Spherion Corp. +......................     414,749
                                                 -----------
                                                   3,710,265
                                                 -----------
          INFORMATION PROCESSING -
          HARDWARE - 0.84%
  136,800 Avocent Corp. +/(1)/..................   4,043,808
   40,100 Synaptics, Inc. +.....................     466,363
                                                 -----------
                                                   4,510,171
                                                 -----------
          INFORMATION PROCESSING -
          SERVICES - 5.25%
  212,350 Aeroflex, Inc. +......................   1,666,948
   74,700 BISYS Group, Inc. +...................   1,344,600
   52,500 Black Box Corp. +.....................   1,953,525
   57,200 CACI International, Inc., Class A +...   1,890,460
   71,425 Cadence Design Systems, Inc. +/(1)/...     992,808
   15,200 Catapult Communications Corp. +.......     162,944
   77,700 Digital Impact, Inc. +................     126,651
   62,400 Factset Research Systems, Inc. /(1)/..   2,402,400
   56,600 FileNET Corp. +.......................     944,654
   70,700 Internet Security Systems, Inc. +/(1)/   1,117,060
  171,300 Jack Henry & Associates, Inc..........   2,608,899
   78,100 Kronos, Inc. +........................   3,819,090
  135,700 MatrixOne, Inc. +.....................     706,997
  138,850 Netscreen Technologies, Inc. +/(1)/...   3,108,851
   18,700 Register.com, Inc. +..................     112,200
   41,475 Reynolds and Reynolds Co., Class A....   1,227,660
  149,500 Riverstone Networks, Inc. +...........     263,120
  154,845 Secure Computing Corp. +/(1)/.........   1,167,531
   28,500 SonicWALL, Inc. +/(1)/................     147,915
   72,710 United Online, Inc. +/(1)/............   1,566,173
   21,700 Verisity, Ltd. +......................     298,831

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
   31,100 Websense, Inc. +/(1)/................. $   501,332
                                                 -----------
                                                  28,130,649
                                                 -----------
          INFORMATION PROCESSING -
          SOFTWARE - 3.44%
   53,900 Actuate Corp. +/(1)/..................      97,020
   24,875 Ansys, Inc. +.........................     710,181
   29,900 Concord Communications, Inc. +........     441,025
   67,325 Documentum, Inc. +/(1)/...............   1,426,617
   59,000 Global Payments, Inc..................   2,006,000
   47,525 Hyperion Solutions Corp. +............   1,497,037
  125,250 JD Edwards & Co. +....................   1,479,203
  134,025 Mantech International Corp., Class A +   2,392,346
   20,800 Mercury Interactive Corp. +/(1)/......     817,648
   59,500 Netegrity, Inc. +/(1)/................     361,760
  160,475 NetIQ Corp. +.........................   2,381,449
   33,600 Packeteer, Inc. +/(1)/................     520,128
   62,067 Progress Software Corp. +.............   1,268,029
   35,400 Quest Software, Inc. +/(1)/...........     395,418
   15,200 Renaissance Learning, Inc. +/(1)/.....     347,320
   45,500 SPSS, Inc. +..........................     706,160
   54,353 Verity, Inc. +........................   1,130,542
   11,000 WebEx Communications, Inc. +/(1)/.....     141,680
   89,000 Wind River Systems, Inc. +............     331,080
                                                 -----------
                                                  18,450,643
                                                 -----------
          INSURANCE - 5.30%
  115,550 AMERIGROUP Corp. +/(1)/...............   4,035,006
   58,800 Brown & Brown, Inc....................   2,084,460
   43,600 Harleysville Group, Inc...............   1,066,456
  147,300 Horace Mann Educators Corp............   2,231,595
    8,400 Markel Corp. +/(1)/...................   2,118,900
   48,100 Mid Atlantic Medical Services, Inc....   2,303,990
  152,300 Ohio Casualty Corp. +/(1)/............   1,918,980
   64,400 PartnerRe, Ltd........................   3,420,928
  118,775 Platinum Underwriters Holdings, Ltd. +   3,280,565
   63,000 Selective Insurance Group, Inc........   1,651,230
   24,100 Triad Guaranty, Inc. +................     922,789
   53,550 W.R. Berkley Corp.....................   2,637,338
   29,100 WellChoice, Inc. +....................     733,902
                                                 -----------
                                                  28,406,139
                                                 -----------

--------------------------------------------------------------------------------

                                                                             55
May 31, 2003
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          LEISURE AND TOURISM - 7.44%
  119,300 Alloy, Inc. +/(1)/........................... $   829,135
   34,950 Applebee's International, Inc................   1,072,616
  240,650 Boyd Gaming Corp. +/(1)/.....................   3,638,628
   84,700 Brunswick Corp...............................   1,859,165
   58,000 Buca, Inc. +/(1)/............................     368,300
   27,600 CEC Entertainment, Inc. +....................     947,232
   44,600 Cheesecake Factory, Class A +................   1,513,278
   21,400 Chicago Pizza & Brewery, Inc. +/(1)/.........     178,904
   56,705 Fairmont Hotels & Resorts, Inc...............   1,338,238
  175,375 Hollywood Entertainment Corp. +..............   2,942,792
  142,725 Macrovision Corp. +..........................   2,743,032
  138,300 Midway Games, Inc. +/(1)/....................     488,199
   37,000 O'Charley's, Inc. +/(1)/.....................     709,290
   70,325 Polaris Industries, Inc./ (1)/...............   4,227,236
   19,400 Red Robin Gourmet Burgers, Inc. +/(1)/.......     347,066
  288,660 Ruby Tuesday, Inc. /(1)/.....................   6,659,386
  143,450 SCP Pool Corp. +/(1)/........................   4,620,524
   65,150 Sonic Corp. +................................   1,686,734
  114,800 UTI Worldwide, Inc...........................   3,678,192
                                                        -----------
                                                         39,847,947
                                                        -----------
          MACHINERY - 2.66%
   36,300 Actuant Corp., Class A +/(1)/................   1,570,338
   42,100 CARBO Ceramics, Inc./ (1)/...................   1,633,480
   39,600 Cuno, Inc. +.................................   1,464,804
    2,400 Global Power Equipment Group, Inc. +/(1)/....      11,880
   43,000 Graco, Inc...................................   1,322,680
   18,200 IDEX Corp....................................     627,718
   81,300 Insituform Technologies, Inc., Class A +/(1)/   1,312,995
   63,700 Ionics, Inc. +/(1)/..........................   1,347,255
   80,070 Jacobs Engineering Group, Inc. +/(1)/........   3,125,933
   23,800 Joy Global, Inc. +...........................     320,824
   85,400 Layne Christensen Co. +......................     657,580
   43,100 Lindsay Manufacturing Co.....................     875,792
                                                        -----------
                                                         14,271,279
                                                        -----------
          MEDICAL - BIOMEDICAL/GENE - 0.13%
    7,200 Alexion Pharmaceuticals, Inc. +/(1)/.........     100,872
   32,900 Decode Genetics, Inc. +......................     123,375
   34,200 Exelixis, Inc. +/(1)/........................     278,730
    1,100 Myriad Genetics, Inc. +......................      16,830
   11,500 Regeneron Pharmaceuticals, Inc. +/(1)/.......     158,240
                                                        -----------
                                                            678,047
                                                        -----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          MEDICAL TECHNOLOGY - 1.91%
  145,075 Andrx Corp. +/(1)/................... $  2,792,694
   27,480 Bio-Rad Laboratories, Inc., Class A +    1,621,320
   16,900 DJ Orthopedics, Inc. +...............      130,299
   18,700 Incyte Genomics, Inc. +..............       94,790
  130,695 Integra LifeSciences Corp. +/(1)/....    3,688,213
   34,000 Lifeline Systems, Inc. +.............      922,080
   24,100 Nektar Therapeutics..................      266,787
   76,800 Noven Pharmaceuticals, Inc. +/(1)/...      742,656
                                                ------------
                                                  10,258,839
                                                ------------
          MERCHANDISING - SPECIALTY - 0.26%
   65,560 Petco Animal Supplies, Inc...........    1,378,071
                                                ------------
          METALS - 0.90%
   17,900 Gibraltar Steel Corp.................      346,186
   85,900 Harsco Corp..........................    3,039,142
   52,100 Lihir Gold, Ltd. +...................       47,214
   48,700 Material Sciences Corp. +............      449,988
   10,081 Newmont Mining Corp..................      299,002
   22,700 NN, Inc..............................      249,019
   19,200 Reliance Steel & Aluminum Co.........      368,832
                                                ------------
                                                   4,799,383
                                                ------------
          OIL AND GAS - 4.90%
   39,200 Atwood Oceanics, Inc. +..............    1,166,200
    6,400 Cooper Cameron Corp. +...............      349,376
  115,600 FMC Technologies, Inc. +.............    2,581,348
   55,900 Forest Oil Corp. +...................    1,365,637
   12,500 Grant Prideco, Inc. +................      174,375
   24,600 Hydril Co. +.........................      676,254
   45,200 Key Energy Services, Inc. +..........      536,976
   24,400 Lone Star Technologies, Inc. +/(1)/..      604,632
   58,000 Noble Energy, Inc....................    2,112,940
   53,400 Pioneer Natural Resources Co. +......    1,427,916
   68,125 Pride International, Inc. +..........    1,296,419
   35,975 Quicksilver Resources, Inc. +........      899,735
   61,500 Seacor Smit, Inc. +..................    2,397,885
   18,100 Smith International, Inc. +..........      740,109
  230,025 Superior Energy Services, Inc. +.....    2,631,486
   67,375 Tidewater, Inc.......................    2,224,722
   43,200 Ultra Petroleum Corp. +..............      505,440
   38,400 W-H Energy Services, Inc. +..........      835,968
  174,600 XTO Energy, Inc......................    3,746,916
                                                ------------
                                                  26,274,334
                                                ------------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.22%
  106,300 Buckeye Technologies, Inc. +/(1)/............ $   595,280
   19,500 Constar International, Inc. +................     168,675
    7,100 Potlatch Corp. /(1)/.........................     176,577
   14,300 Smurfit-Stone Container Corp. +..............     211,926
                                                        -----------
                                                          1,152,458
                                                        -----------
          POLLUTION CONTROL - 1.80%
  147,140 Stericycle, Inc. +/(1)/......................   5,820,858
  136,174 Tetra Tech, Inc. +/(1)/......................   2,308,149
   43,725 Waste Connections, Inc. +/(1)/...............   1,489,274
                                                        -----------
                                                          9,618,281
                                                        -----------
          PUBLISHING - 0.77%
   41,100 Consolidated Graphics, Inc. +................     818,712
   68,300 New England Business Service, Inc............   1,843,417
   47,115 Scholastic Corp. +...........................   1,468,103
                                                        -----------
                                                          4,130,232
                                                        -----------
          REAL ESTATE INVESTMENT TRUSTS - 1.97%
   57,700 Arden Realty, Inc............................   1,491,545
   62,800 EastGroup Properties, Inc....................   1,711,300
    7,400 Essex Property Trust, Inc....................     421,726
   60,600 Gables Residential Trust.....................   1,787,094
   56,700 Glenborough Realty Trust, Inc................   1,057,455
   44,100 Lasalle Hotel Properties.....................     638,127
   25,500 Manufactured Home Communities, Inc...........     854,505
    4,000 Parkway Properties, Inc......................     159,000
   20,100 Reckson Associates Realty Corp.,
           Class B.....................................     412,050
   73,900 Washington Real Estate
           Investment Trust............................   2,028,555
                                                        -----------
                                                         10,561,357
                                                        -----------
          RETAIL - 5.89%
  228,900 Casey's General Stores, Inc..................   3,183,999
   80,945 Cost Plus, Inc. +/(1)/.......................   2,909,973
   25,930 Duane Reade, Inc. +/(1)/.....................     372,355
   78,825 Finish Line, Inc., Class A +.................   1,560,735
  107,600 Great Atlantic & Pacific Tea Co., Inc. +/(1)/     790,860
  120,980 Insight Enterprises, Inc. +/(1)/.............   1,057,365
   54,325 Krispy Kreme Doughnuts, Inc. +/(1)/..........   1,882,904
  156,860 Leapfrog Enterprises, Inc./ (1)/.............   4,537,960
   51,400 Linens 'N Things, Inc. +.....................   1,183,228
  147,075 Movie Gallery, Inc. +/(1)/...................   2,741,478

--------------------------------------------------------------------------------

56
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          RETAIL - Continued
   21,900 MSC Industrial Direct Co., Inc.,
           Class A +.......................... $    415,881
   65,400 Neiman Marcus Group, Inc., Class A +    2,269,380
   31,500 Stein Mart, Inc. +..................      184,905
   82,200 Tractor Supply Co. +/(1)/...........    3,723,660
   81,925 Tuesday Morning Corp. +/(1)/........    1,879,359
   27,400 Ultimate Electronics, Inc. +/(1)/...      292,084
   62,800 United Stationers, Inc. +...........    1,914,144
   12,350 Whole Foods Market, Inc. +..........      673,693
                                               ------------
                                                 31,573,963
                                               ------------
          SAVINGS & LOAN - 0.02%
    4,600 Frankfort First Bancorp, Inc........       90,574
      700 Itla Capital Corp. +................       25,963
                                               ------------
                                                    116,537
                                               ------------
          SCHOOLS - 1.52%
   58,657 Corinthian Colleges, Inc. +.........    2,759,225
   92,475 Education Management Corp. +/(1)/...    4,396,261
   14,950 Strayer Education, Inc. /(1)/.......      997,614
                                               ------------
                                                  8,153,100
                                               ------------
          SEMICONDUCTORS - 3.55%
      200 Applied Micro Circuits Corp. +......        1,004
   77,400 ATMI, Inc. +/(1)/...................    1,936,548
  177,925 Brooks Automation, Inc. /(1)/.......    2,117,308
   70,550 Cree, Inc. +/(1)/...................    1,733,414
   52,600 Emulux Corp. +......................    1,299,220
  255,425 Entegris, Inc. +....................    3,169,824
   81,100 Exar Corp. +........................    1,317,875
   13,800 Lattice Semiconductor Corp. +.......      125,580
  104,600 MKS Instruments, Inc. +/(1)/........    2,039,700
  109,900 Mykrolis Corp. +....................    1,027,565
   58,750 Power Integrations, Inc. +/(1)/.....    1,566,216
  170,550 Semtech Corp. +/(1)/................    2,703,217
                                               ------------
                                                 19,037,471
                                               ------------
          TELECOMMUNICATIONS - 2.27%
  110,800 Boston Communications
           Group, Inc. +/(1)/.................    1,802,716
   98,350 Harris Corp.........................    2,979,021

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   30,300 PECO II, Inc. +....................... $     20,604
  290,050 Powerwave Technologies, Inc. +........    2,015,848
   35,150 Safenet, Inc. /(1)/...................      977,873
  797,400 Stratex Networks, Inc. +..............    2,591,550
    6,207 Stratos Lightwave, Inc. +/(1)/........       32,587
   32,500 Tekelec +.............................      465,400
   34,400 West Corp. +/(1)/.....................      856,560
   40,100 Western Wireless Corp., Class A +/(1)/      428,669
                                                 ------------
                                                   12,170,828
                                                 ------------
          TEXTILE - PRODUCTS - 0.28%
    1,700 Culp, Inc. + /(1)/....................        9,945
    6,800 Dan River, Inc., Class A +/(1)/.......       22,440
   50,100 G&K Services, Inc., Class A...........    1,464,423
                                                 ------------
                                                    1,496,808
                                                 ------------
          THERAPEUTICS - 0.92%
   11,500 Abgenix, Inc. +/(1)/..................      123,625
   30,800 Amylin Pharmaceuticals, Inc. +/(1)/...      611,072
    8,700 CV Therapeutics, Inc. +/(1)/..........      281,445
   27,000 Medicines Co. +/(1)/..................      631,800
   26,700 Neurocrine Biosciences, Inc. +/(1)/...    1,353,423
   25,700 NPS Pharmaceuticals, Inc. +/(1)/......      554,092
   22,500 Trimeris, Inc. +/(1)/.................    1,109,925
   17,700 Vicuron Phamaceuticals, Inc. /(1)/....      253,818
                                                 ------------
                                                    4,919,200
                                                 ------------
          UTILITIES - ELECTRIC - 0.41%
   52,400 Cleco Corp............................      911,760
   53,200 El Paso Electric Co. +................      633,080
   33,100 UniSource Energy Corp.................      623,935
                                                 ------------
                                                    2,168,775
                                                 ------------
          UTILITIES - GAS, DISTRIBUTION - 1.31%
  289,100 National-Oilwell, Inc. +..............    7,030,912
                                                 ------------
          WATER SERVICES - 0.00%
    3,200 Waterlink, Inc. +.....................          224
                                                 ------------
          TOTAL COMMON STOCK
          (Cost $481,902,157)...................  495,920,386
                                                 ------------

    PAR                                               MARKET
   VALUE                                              VALUE
----------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 23.85%
            COLLECTIVE INVESTMENT
            POOL - 16.34%
$87,535,580 Securities Lending Quality Trust /(2)/ $  87,535,580
                                                   -------------
            COMMERCIAL PAPER - 5.80%
 10,000,000 Hitachi America:
              1.30% due 6/4/03....................     9,998,917
 10,925,000 Household Finance Corp.:
              1.25% due 6/3/03....................    10,924,241
 10,144,000 Pitney Bowes, Inc.:
              1.23% due 6/2/03....................    10,143,653
                                                   -------------
                                                      31,066,811
                                                   -------------
            GOVERNMENT AGENCIES - 0.78%
  4,187,000 Federal National Mtg. Assoc.:
              1.21% due 6/3/03....................     4,186,719
                                                   -------------
            REGISTERED INVESTMENT
            COMPANIES - 0.93%
  4,995,014 T. Rowe Price Reserve Investment
             Fund.................................     4,995,014
                                                   -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $127,784,124)...................   127,784,124
                                                   -------------
            TOTAL INVESTMENTS
            (Cost $609,686,281) - 116.39%.........   623,704,510
            Liabilities in excess of other assets,
             net - (16.39)%.......................  (87,834,767)
                                                   -------------
            NET ASSETS - 100%.....................   535,869,743
                                                   -------------

  +  Non-income producing.
  /(1)/ The security or portion thereof is out on loan (see Note 2). /(2)/ The security is purchased with the cash collateral received from securities loaned (see Note 2).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             57
                SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS
May 31, 2003



 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          COMMON STOCK - 87.83%
          ADVERTISING - 0.34%
    6,390 ADVO, Inc. +.......................................... $  261,671
    8,741 APAC Customer Services, Inc. +........................     26,835
    2,856 Cross Media Marketing Corp. +/(1)/....................        685
      257 Grey Global Group, Inc................................    168,849
    5,085 Penton Media, Inc. +..................................      3,051
    9,270 R.H. Donnelley Corp. +................................    332,978
   19,166 Sitel Corp. +.........................................     27,407
    6,479 ValueVision Media, Inc., Class A +/(1)/...............     88,892
                                                                 ----------
                                                                    910,368
                                                                 ----------
          AEROSPACE/DEFENSE - 0.82%
    8,666 AAR Corp..............................................     38,997
    7,996 Armor Holdings, Inc. +................................    108,826
   12,074 BE Aerospace, Inc. +/(1)/.............................     29,219
    3,552 Curtiss-Wright Corp...................................    210,278
    7,332 DRS Technologies, Inc. +..............................    183,300
    2,361 Ducommun, Inc. +......................................     32,771
    5,180 EDO Corp..............................................     86,713
    4,355 Engineered Support Systems, Inc.......................    171,630
    7,023 Esterline Technologies Corp. +........................    125,361
   10,528 Gencorp, Inc..........................................     84,435
    4,829 Heico Corp............................................     44,427
    4,081 Herley Industries, Inc. +/(1)/........................     64,072
    2,558 Integrated Defense Technologies, Inc. +...............     33,663
    7,587 Kaman Corp., Class A..................................     75,870
    5,156 Moog, Inc., Class A +.................................    172,726
   15,386 Orbital Sciences Corp., Class A +/(1)/................     87,700
    2,057 Sequa Corp., Class A +................................     74,895
   10,267 Teledyne Technologies, Inc. +.........................    154,416
    4,782 Triumph Group, Inc. +.................................    150,681
    7,144 United Defense Industries, Inc. +.....................    182,529
    3,260 United Industrial Corp................................     47,889
                                                                 ----------
                                                                  2,160,398
                                                                 ----------
          AIRLINES - 0.28%
   21,336 Airtran Holdings, Inc. +/(1)/.........................    158,313
    8,155 Alaska Air Group, Inc. +/(1)/.........................    155,026
    1,112 ATA Holdings Corp. +/(1)/.............................      5,171
   13,753 Atlantic Coast Airlines Holdings, Inc. +..............    130,241
    5,571 Atlas Air Worldwide Holdings, Inc. +/(1)/.............      9,081
   10,167 ExpressJet Holdings, Inc. +...........................    119,361
    9,996 Frontier Airlines, Inc. +.............................     69,872
   10,441 Mesa Air Group, Inc. +................................     64,525

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          AIRLINES - Continued
    3,273 Mesaba Holdings, Inc. +............................... $   19,343
    4,478 Midwest Express Holdings, Inc. +......................     13,524
                                                                 ----------
                                                                    744,457
                                                                 ----------
          APPAREL & PRODUCTS - 2.03%
    4,268 Aeropostale, Inc. +...................................     91,122
   14,895 AnnTaylor Stores Corp. +..............................    380,865
    1,496 Bebe Stores, Inc. +/(1)/..............................     27,257
    2,732 Blair Corp............................................     57,918
    5,943 Brown Shoe Co., Inc...................................    168,484
    2,403 Buckle, Inc. +........................................     43,735
      890 Cache, Inc. +.........................................      8,989
    4,994 Cato Corp., Class A...................................     98,482
    2,565 Charlotte Russe Holding, Inc. +.......................     24,598
   36,309 Charming Shoppes, Inc. +..............................    171,378
    1,625 Cherokee, Inc. +......................................     28,925
    3,908 Children's Place Retail Stores, Inc. +/(1)/...........     59,402
    7,947 Christopher & Banks Corp. +...........................    230,066
   10,965 dELiA*s Corp., Class A +..............................     10,307
    5,637 DHB Industries, Inc. +/(1)/...........................     22,548
    6,812 Footstar, Inc. +/(1)/.................................     63,011
    6,806 Genesco, Inc. +.......................................    103,111
    5,358 Goody's Family Clothing, Inc. +.......................     36,649
    2,569 Guess ?, Inc. +/(1)/..................................     13,025
    8,096 Gymboree Corp. +......................................    138,441
   10,693 Hot Topic, Inc. +/(1)/................................    285,182
    6,098 J. Jill Group, Inc. +.................................     92,568
    4,016 K-Swiss, Inc., Class A +/(1)/.........................    137,950
    8,567 Kellwood Co...........................................    263,007
    2,422 Kenneth Cole Productions, Inc., Class A +/(1)/........     48,924
    4,890 Maxwell Shoe Co., Class A +...........................     64,988
    1,672 Mossimo, Inc. +/(1)/..................................      6,471
    8,506 Nautica Enterprises, Inc. +...........................     89,738
    8,682 Oakley, Inc. +........................................     96,370
    3,506 OshKosh B'Gosh, Inc., Class A.........................     88,176
    2,076 Oxford Industries, Inc. /(1)/.........................     84,701
   15,304 Pacific Sunwear of California, Inc. +.................    343,728
   22,848 Payless ShoeSource, Inc. +............................    342,263
    7,799 Phillips-Van Heusen Corp..............................    110,044
   15,254 Quiksilver, Inc. +....................................    258,250
    8,196 Russell Corp..........................................    163,756
    2,456 Shoe Carnival, Inc. +.................................     38,043
    5,283 Skechers U.S.A., Inc., Class A +......................     39,517
    6,402 Stage Stores, Inc. +..................................    156,337

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          APPAREL & PRODUCTS - Continued
    3,155 Steven Madden, Ltd. +................................. $   63,258
   13,456 Stride Rite Corp......................................    121,104
   11,475 Too, Inc. +...........................................    200,009
   16,955 Unifi, Inc. +.........................................    117,159
    6,231 Vans, Inc. +..........................................     43,492
    8,648 Wet Seal, Inc. +......................................     91,669
   14,076 Wolverine World Wide, Inc.............................    258,576
                                                                 ----------
                                                                  5,383,593
                                                                 ----------
          APPLIANCES/FURNISHINGS - 0.26%
    1,560 American Woodmark Corp................................     73,148
    5,524 Applica, Inc. +.......................................     33,696
    3,438 Bassett Furniture Industries, Inc.....................     46,722
    2,893 Bush Industries, Inc., Class A........................      6,972
    1,266 CompX International, Inc., Class A....................      6,647
    8,959 Griffon Corp. +.......................................    137,789
    5,165 Haverty Furniture Cos., Inc...........................     79,799
   14,772 Interface, Inc., Class A..............................     53,032
   11,463 Kimball International, Inc., Class B..................    180,657
    2,210 Salton, Inc. +/(1)/...................................     20,575
    1,755 Stanley Furniture Co., Inc. +.........................     45,718
    1,821 Virco Manufacturing Corp..............................     16,007
                                                                 ----------
                                                                    700,762
                                                                 ----------
          AUTOMOTIVE - 1.26%
    4,845 Aaron Rents, Inc., Class B............................    116,232
   14,005 Acuity Brands, Inc....................................    232,063
    2,586 Aftermarket Technology Corp. +........................     27,024
    5,684 AO Smith Corp.........................................    180,638
    2,624 Asbury Automotive Group, Inc. +/(1)/..................     31,409
   10,284 Carlisle Cos., Inc....................................    463,500
    8,229 Collins & Aikman Corp. +..............................     25,675
    9,653 CSK Auto Corp. +/(1)/.................................    122,110
    4,996 Dura Automotive Systems, Inc. +.......................     45,064
    6,345 Group 1 Automotive, Inc. +/(1)/.......................    185,274
    4,302 IMPCO Technologies, Inc. +/(1)/.......................     15,483
    9,307 Kaydon Corp...........................................    197,308
    3,512 Keystone Automotive Industries, Inc. +................     65,636
    3,714 Lithia Motors, Inc., Class A +........................     59,238
    1,895 Midas, Inc. +.........................................     16,543
    9,592 Modine Manufacturing Co...............................    211,504
    1,845 Monro Muffler Brake, Inc. +...........................     46,494
    5,077 Oshkosh Truck Corp., Class B..........................    281,418
   16,262 Pep Boys-Manny, Moe & Jack +..........................    171,239

--------------------------------------------------------------------------------

58
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          AUTOMOTIVE - Continued
   14,077 Raytech Corp. +....................................... $   84,321
    8,256 Sports Resorts International, Inc. +/(1)/.............     53,251
    2,367 Standard Motor Products, Inc., Class A /(1)/..........     29,895
    1,135 Strattec Security Corp. +.............................     60,518
    7,207 Superior Industries International, Inc................    281,722
    5,734 TBC Corp. +...........................................    103,212
   12,791 Tenneco Automotive, Inc. +............................     49,117
   20,842 Tower Automotive, Inc. +..............................     74,823
    5,713 United Auto Group, Inc. +/(1)/........................    107,404
                                                                 ----------
                                                                  3,338,115
                                                                 ----------
          BANKS - 7.34%
    4,947 1st Source Corp.......................................     84,643
    3,381 ABC Bancorp...........................................     48,585
    3,330 Alabama National Bancorp..............................    159,840
    4,035 Allegiant Bancorp, Inc................................     74,809
    8,359 Amcore Financial, Inc.................................    201,118
    1,986 American National Bankshares, Inc. /(1)/..............     48,458
    2,141 Arrow Financial Corp..................................     70,161
    1,334 BancFirst Corp........................................     72,863
    4,458 Bank Corp. /(1)/......................................     28,977
    4,654 Bank of Granite Corp..................................     83,772
    1,522 Bank of The Ozarks, Inc...............................     53,894
    3,525 Banner Corp...........................................     74,695
   21,229 Bay View Capital Corp. +..............................    123,128
    6,508 Boston Private Financial Holdings, Inc................    121,635
    1,273 Bryn Mawr Bank Corp. /(1)/............................     47,076
    2,960 BSB Bancorp, Inc......................................     79,713
    2,759 Camden National Corp..................................     68,396
    2,394 Capital City Bank Group, Inc..........................     99,351
    2,629 Capitol Bancorp, Ltd..................................     65,725
    4,258 Cascade Bancorp /(1)/.................................     74,685
    5,267 Cathay Bancorp, Inc. /(1)/............................    215,157
    1,133 CB Bancshares, Inc....................................     73,645
    2,950 CCBT Financial Cos., Inc..............................     69,915
    2,796 Central Coast Bancorp +...............................     45,575
    4,810 Central Pacific Financial Corp........................    131,938
    1,092 Century Bancorp, Inc., Class A........................     30,652
    8,015 Chemical Financial Corp...............................    250,068
    2,585 City Bank.............................................     66,305
    5,721 City Holding Co.......................................    163,048
    2,534 Cobiz, Inc. /(1)/.....................................     34,690
    1,973 Columbia Bancorp......................................     50,114

 NUMBER                                                           MARKET
OF SHARES                                                         VALUE
-------------------------------------------------------------------------
          BANKS - Continued
    4,530 Columbia Banking System, Inc. +....................... $ 82,899
   15,346 Commercial Federal Corp...............................  344,825
    3,884 Community Bank Systems, Inc. +........................  149,573
    2,781 Community Bks., Inc...................................   80,649
   13,504 Community First Bankshares, Inc.......................  374,466
    4,300 Community Trust Bancorp, Inc..........................  126,936
    3,067 Corus Bankshares, Inc.................................  152,583
   11,154 CVB Financial Corp....................................  237,692
    7,993 East West Bancorp, Inc................................  292,943
    3,651 F&M Bancorp...........................................  182,806
    2,105 Farmers Capital Bank Corp.............................   68,602
    2,652 Financial Institutions, Inc...........................   62,083
    2,476 First Bancorp North Carolina..........................   63,757
   11,273 First Bancorp Puerto Rico.............................  343,826
    3,090 First Busey Corp., Class A............................   73,913
   10,435 First Charter Corp....................................  203,482
    2,075 First Citizens BancShares, Inc., Class A..............  209,928
   19,884 First Commonwealth Financial Corp.....................  258,293
    3,341 First Community Bancorp...............................  100,731
    3,017 First Community Bancshares, Inc. /(1)/................  108,612
   12,202 First Financial Bancorp...............................  200,967
    4,216 First Financial Bankshares, Inc.......................  171,882
    2,339 First Financial Corp..................................  128,739
    4,956 First Merchants Corp..................................  124,792
    2,608 First National Corp...................................   67,547
    1,473 First Oak Brook Bancshares, Inc., Class A.............   46,503
    1,188 First of Long Island Corp.............................   42,554
    3,519 First Republic Bank +.................................   93,078
      961 First South Bancorp, Inc. /(1)/.......................   30,656
    2,000 First State Bancorp...................................   54,200
    1,988 FNB Corp..............................................   52,682
      925 Franklin Financial Corp...............................   27,491
   19,761 Fremont General Corp. /(1)/...........................  228,042
    5,511 Frontier Financial Corp...............................  162,574
    2,641 GBC Bancorp...........................................   95,129
    3,286 German American Bancorp...............................   62,763
    5,905 Glacier Bancorp, Inc..................................  148,393
   11,422 Gold Banc Corp., Inc..................................  112,621
    1,943 Great Southern Bancorp, Inc...........................   71,949
    4,543 Hancock Holding Co....................................  215,202
    2,990 Hanmi Financial Corp. +...............................   52,056
    6,484 Harleysville National Corp............................  182,330
    3,670 Humboldt Bancorp......................................   49,215
    2,052 Iberiabank Corp.......................................  100,138

 NUMBER                                                           MARKET
OF SHARES                                                         VALUE
-------------------------------------------------------------------------
          BANKS - Continued
    4,118 Independent Bank Corp. (MA)........................... $ 89,072
    6,257 Independent Bank Corp. (MI)...........................  161,118
    5,272 Integra Bank Corp.....................................   90,678
    2,935 Interchange Financial Services Corp...................   55,912
    7,684 International Bancshares Corp.........................  356,461
    5,204 Irwin Financial Corp. /(1)/...........................  128,175
    3,993 Lakeland Bancorp, Inc. /(1)/..........................   63,928
    1,748 Lakeland Financial Corp...............................   47,213
    6,489 Local Financial Corp. +...............................   98,503
    2,888 LSB Bancshares, Inc...................................   48,663
    2,398 Macatawa Bank Corp....................................   57,293
    3,562 Main Street Bks., Inc. /(1)/..........................   82,784
    2,007 Mainsource Financial Group, Inc.......................   48,549
    3,857 MB Financial, Inc.....................................  152,313
    1,359 Merchants Bancshares, Inc.............................   32,466
    8,156 Mid-State Bancshares..................................  165,241
    3,165 Midwest Banc Holdings, Inc. /(1)/.....................   62,034
    2,716 Nara Bancorp, Inc.....................................   46,169
    6,326 National Penn Bancshares, Inc./ (1)/..................  189,717
    2,384 NBC Capital Corp......................................   57,574
   10,125 NBT Bancorp, Inc. /(1)/...............................  187,414
   16,557 NetBank, Inc. +.......................................  219,711
    2,374 Old Second Bancorp, Inc...............................  101,370
    2,813 Omega Financial Corp..................................  101,831
    4,652 Oriental Financial Group, Inc.........................  117,137
   11,842 Pacific Capital Bancorp...............................  402,391
    5,218 Pacific Northwest Bancorp.............................  182,056
    3,620 Pacific Union Bank +..................................   51,549
    2,050 Peapack Gladstone Financial Corp. /(1)/...............   64,062
    2,371 Pennrock Financial Services Corp......................   67,573
    3,171 Peoples Bancorp, Inc..................................   80,290
    1,925 Peoples Holding Co....................................   84,700
    1,875 PrivateBancorp, Inc. /(1)/............................   50,625
    4,324 Prosperity Bancshares, Inc............................   79,951
    8,084 Provident Bankshares Corp.............................  207,193
    5,086 R&G Financial Corp., Class B..........................  144,442
   17,723 Republic Bancorp, Inc.................................  235,007
    2,403 Republic Bancorp, Inc., Class A.......................   34,219
    1,717 Republic Bancshares, Inc. +...........................   40,092
    4,767 Riggs National Corp...................................   70,790
    1,792 Royal Bancshares of Pennsylvania, Inc., Class A.......   37,865
    8,994 S&T Bancorp, Inc......................................  254,800
    4,957 Sandy Spring Bancorp, Inc. /(1)/......................  157,682

--------------------------------------------------------------------------------

                                                                             59
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
          BANKS - Continued
    2,900 Santander Bancorp..................................... $    43,152
    3,558 Seacoast Banking Corp. of Florida.....................      63,154
    2,894 Second Bancorp, Inc...................................      70,845
    4,844 Simmons First National Corp., Class A.................      98,866
   15,154 South Financial Group, Inc............................     368,242
    9,571 Southwest Bancorp of Texas, Inc. +....................     315,269
    1,754 Southwest Bancorp, Inc................................      45,165
    2,508 State Bancorp, Inc....................................      50,110
    3,576 Sterling Bancorp......................................     104,920
   12,907 Sterling Bancshares, Inc..............................     153,980
    5,716 Sterling Financial Corp. (PA) /(1)/...................     134,726
    4,013 Suffolk Bancorp /(1)/.................................     131,506
    1,796 Summit Bancshares, Inc................................      42,493
    1,688 Sun Bancorp, Inc. (PA) /(1)/..........................      34,604
    2,290 Sun Bancorp, Inc. (NJ) +..............................      42,365
   13,335 Susquehanna Bancshares, Inc...........................     307,372
    1,947 SY Bancorp, Inc.......................................      75,836
    8,221 Texas Regional Bancshares, Inc., Class A..............     300,889
    2,539 Tompkins Trustco, Inc.................................     115,524
    1,729 TriCo Bancshares......................................      43,139
    6,297 Trust Co. of New Jersey...............................     187,210
   24,474 TrustCo Bank Corp. NY.................................     280,962
    4,095 U.S.B. Holding Co., Inc...............................      72,522
   12,278 UCBH Holdings, Inc....................................     318,614
    5,575 UMB Financial Corp....................................     234,150
    9,727 Umpqua Holdings Corp..................................     193,081
    2,574 Union Bankshares Corp.................................      70,862
   12,391 United Bankshares, Inc................................     377,306
    5,617 United Community Bks., Inc. +/(1)/....................     146,379
    6,003 United National Bancorp /(1)/.........................     157,879
    7,467 Unizan Financial Corp.................................     131,419
    2,491 Virginia Financial Group, Inc.........................      76,972
   14,689 W Holding Co., Inc....................................     240,165
    4,451 Washington Trust Bancorp, Inc.........................     102,333
    7,214 WesBanco, Inc.........................................     182,081
    5,329 West Coast Bancorp....................................      89,261
    5,013 Wintrust Financial Corp...............................     150,340
    2,505 Yardville National Bancorp............................      48,046
                                                                 -----------
                                                                  19,461,085
                                                                 -----------
          BEVERAGES - 0.12%
    3,163 Boston Beer Co., Inc., Class A +......................      44,851
      300 Coca-Cola Bottling Co. Cons...........................      15,045

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          BEVERAGES - Continued
      298 Farmer Brothers Co.................................... $   95,956
    1,073 Green Mountain Coffee, Inc. +/(1)/....................     18,371
    1,230 National Beverage Corp. +.............................     17,638
    2,969 Peet's Coffee & Tea, Inc. +...........................     50,859
    3,179 Robert Mondavi Corp., Class A +/(1)/..................     81,497
                                                                 ----------
                                                                    324,217
                                                                 ----------
          BROADCASTING - 0.77%
    3,245 4Kids Entertainment, Inc. +/(1)/......................     56,463
    6,649 Acacia Research Corp. (Technologies) +/(1)/...........      8,311
    3,158 Acme Communications, Inc. +...........................     26,095
    1,997 Beasley Broadcast Group, Inc., Class A +..............     23,904
    8,482 Crown Media Holdings, Inc., Class A +/(1)/............     46,736
    1,690 Fisher Communications, Inc. +.........................     78,500
    3,038 Gray Television, Inc., Class A /(1)/..................     43,747
    5,705 Liberty Corp..........................................    248,167
    3,768 Lodgenet Entertainment Corp. +........................     42,918
   18,160 Mediacom Communications Corp., Class A +..............    169,796
   10,415 Paxson Communications Corp. +.........................     68,635
    9,030 Regent Communications, Inc. +.........................     56,167
    5,092 Saga Communications, Inc., Class A +..................     97,512
    2,988 Salem Communications Corp., Class A +.................     74,102
   10,417 Sinclair Broadcast Group, Inc., Class A +.............    126,567
  275,290 Sirius Satellite Radio, Inc. +/(1)/...................    440,464
   12,223 Spanish Broadcasting System, Inc., Class A +..........     92,650
    3,401 World Wrestling Entertainment, Inc., Class A +........     34,622
   18,358 XM Satellite Radio Holdings, Inc., Class A +/(1)/.....    208,180
    4,742 Young Broadcasting, Inc., Class A +...................    100,910
                                                                 ----------
                                                                  2,044,446
                                                                 ----------
          BUILDING MATERIALS - 0.88%
    9,599 Apogee Enterprises, Inc...............................    100,789
    3,540 Barnes Group, Inc.....................................     68,393
    1,905 Butler Manufacturing Co...............................     33,376
    2,180 Centex Construction Productions, Inc..................     85,129
   12,818 Comfort Systems USA, Inc. +...........................     35,890
    1,782 Drew Industries, Inc. +...............................     29,011

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          BUILDING MATERIALS - Continued
    6,566 Elkcorp............................................... $  135,719
    6,675 Florida Rock Industries, Inc..........................    283,888
    4,131 Genlyte Group, Inc. +.................................    156,937
   14,458 Lennox International, Inc.............................    207,183
    4,885 LSI Industries, Inc...................................     58,083
    9,274 Mathews International Corp., Class A..................    222,854
    1,038 Mestek, Inc. +........................................     19,109
    6,216 NCI Building Systems, Inc. +..........................    116,053
    4,998 Simpson Manufacturing Co., Inc. +.....................    177,929
    7,106 Texas Industries, Inc.................................    157,114
    2,199 Trex Co., Inc. +/(1)/.................................     94,227
    6,836 U.S. Concrete, Inc. +.................................     26,934
   22,410 US Industries, Inc. +.................................     95,691
   12,452 USG Corp. +/(1)/......................................    144,941
    5,782 Watsco, Inc...........................................     90,777
                                                                 ----------
                                                                  2,340,027
                                                                 ----------
          CHEMICAL - 1.94%
   19,519 Airgas, Inc. +........................................    353,294
    6,791 Arch Chemicals, Inc...................................    138,265
    7,669 Cabot Microelectronics Corp. +/(1)/...................    354,691
   38,447 Crompton Corp.........................................    274,896
   13,425 Cytec Industries, Inc. +..............................    444,367
   10,974 Ferro Corp............................................    269,741
   10,129 FMC Corp. +...........................................    210,582
    7,298 Foamex International, Inc. +/(1)/.....................      9,706
    9,307 Georgia Gulf Corp.....................................    196,657
   12,664 Great Lakes Chemical Corp.............................    291,652
    9,590 H.B. Fuller Co........................................    228,434
    8,071 Hexcel Corp. +........................................     26,634
    8,772 MacDermid, Inc........................................    219,300
   21,310 Millennium Chemicals, Inc.............................    254,654
    6,920 Minerals Technologies, Inc............................    347,384
    2,905 NL Industries, Inc....................................     49,153
    3,370 Octel Corp............................................     44,989
   17,201 Olin Corp.............................................    303,770
   13,412 Omnova Solutions, Inc. +..............................     58,745
    2,603 Penford Corp..........................................     30,872
   26,651 Polyone Corp..........................................    132,722
    2,637 Quaker Chemical Corp..................................     59,332
    9,958 Schulman (A), Inc.....................................    170,581
   35,490 Solutia, Inc..........................................     91,209
    4,986 Spartech Corp.........................................     99,221
    2,157 Stepan Co.............................................     53,192

--------------------------------------------------------------------------------

60
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          CHEMICAL - Continued
    7,758 Symyx Technologies, Inc. +............................ $  131,886
    8,593 Valhi, Inc. /(1)/.....................................     81,118
   22,179 W.R. Grace & Co. +....................................     72,304
    5,405 WD-40 Co..............................................    140,422
                                                                 ----------
                                                                  5,139,773
                                                                 ----------
          COAL - 0.24%
   15,345 Arch Coal, Inc........................................    346,950
   21,248 Massey Energy Co......................................    297,897
                                                                 ----------
                                                                    644,847
                                                                 ----------
          COMMERCIAL SERVICES - 2.46%
    1,907 1-800 Contacts, Inc. +/(1)/...........................     45,177
    4,221 1-800-FLOWERS.COM, Inc., Class A +....................     35,245
   12,762 ABM Industries, Inc...................................    188,622
    6,477 Administaff, Inc. +/(1)/..............................     57,969
    1,883 Advisory Board Co. +..................................     71,855
   13,514 Alderwoods Group, Inc. +..............................     79,192
    9,945 Arbitron, Inc. +......................................    348,572
    1,744 Baker (Michael) Corp. +/(1)/..........................     15,609
    5,902 Central Parking Corp..................................     66,988
   26,664 Century Business Services, Inc. +.....................     75,992
    2,517 Charles River Associates, Inc. +......................     54,418
    4,797 Clark/Bardes, Inc. +..................................     56,365
    4,473 Cornell Cos., Inc. +..................................     62,622
   12,523 Corporate Executive Board Co. +/@/....................    528,471
    9,489 Corrections Corp. of America +........................    224,320
    4,448 CoStar Group, Inc. +..................................    125,256
    2,414 CPI Corp..............................................     37,176
   53,956 Crown Holdings, Inc. +................................    357,728
    6,879 DiamondCluster International, Inc., Class A +.........     18,917
    5,731 Discovery Partners International, Inc. +..............     23,497
   16,189 Dycom Industries, Inc. +..............................    226,160
    4,787 Electro Rent Corp. +..................................     48,823
    4,869 Euronet Worldwide, Inc. +/(1)/........................     59,640
    6,145 First Consulting Group, Inc. +........................     34,596
    8,167 FTI Consulting, Inc. +/(1)/...........................    299,811
    1,875 Gaiam, Inc., Class A +................................     10,781
    4,416 Greif Brothers Corp., Class A.........................     95,386
    3,447 Hall Kinion & Associates, Inc. +......................      9,031
    3,173 Healthcare Services Group, Inc. +.....................     44,263
    1,048 ICT Group, Inc. +/(1)/................................     12,167

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          COMMERCIAL SERVICES - Continued
    5,749 idine Rewards Network, Inc. +......................... $   61,744
    3,401 Insurance Auto Auctions, Inc. +.......................     44,621
   11,021 Integrated Electrical Services, Inc. +................     76,045
    3,614 Kendle International, Inc. +..........................     18,034
    8,870 Kroll, Inc. +/(1)/....................................    205,873
    2,779 Landauer, Inc.........................................    115,051
    5,404 Maximus, Inc. +/(1)/..................................    144,611
    3,129 McGrath Rent Corp.....................................     81,041
    2,911 MemberWorks, Inc. +/(1)/..............................     64,042
    4,228 Mobile Mini, Inc. +/(1)/..............................     78,303
   14,463 Navigant Consulting, Inc. +...........................    141,014
    8,009 Parexel International Corp. +.........................    111,085
      862 Petroleum Helicopters, Inc. +.........................     22,369
   14,194 Plexus Corp. +........................................    170,328
    4,430 Pre-Paid Legal Services, Inc. +/(1)/..................    112,035
   12,070 PRG-Shultz International, Inc. +/(1)/.................     84,490
    9,300 ProcureNet, Inc.......................................         93
    4,048 Protection One, Inc. +................................      4,777
    1,560 Proxymed, Inc. +/(1)/.................................     18,190
   10,845 Quanta Services, Inc. +...............................     65,178
    8,651 Rent-Way, Inc. +......................................     40,746
    5,567 Right Management Consultants, Inc. +..................     72,315
    7,245 Rollins, Inc..........................................    149,319
    3,349 Roto-Rooter, Inc......................................    130,678
   40,459 Safeguard Scientifics, Inc. +.........................    121,377
    3,503 Silgan Holdings, Inc. +...............................     89,291
   15,200 Sotheby's Holdings, Inc., Class A +...................    123,272
    5,158 Sourcecorp, Inc. +....................................     98,157
    3,546 Startek, Inc. +.......................................     93,969
    5,734 Stewart Information Services Corp. +..................    160,265
   13,190 TeleTech Holdings, Inc. +.............................     59,619
    7,733 URS Corp. +...........................................    129,296
    2,722 Volt Information Sciences, Inc. +.....................     36,747
    2,978 Wackenhut Corrections Corp. +.........................     43,896
    6,798 Watson Wyatt & Co. Holdings, Class A +................    149,556
    7,836 Wireless Facilities, Inc. +...........................     78,752
                                                                 ----------
                                                                  6,510,828
                                                                 ----------
          CONGLOMERATES - 0.08%
   12,111 Trinity Industries, Inc. /(1)/........................    209,520
                                                                 ----------
          CONSUMER SERVICE - 0.03%
    7,495 Advanta Corp., Class B................................     73,826
                                                                 ----------

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          DRUGS - 2.56%
    5,712 aaiPharma, Inc. +/(1)/................................ $   83,224
   10,565 Adolor Corp. +/(1)/...................................    135,760
   18,467 Alkermes, Inc. +/(1)/.................................    238,040
    7,778 Allos Therapeutics, Inc. +/(1)/.......................     25,667
    9,990 Alpharma, Inc., Class A...............................    209,990
    2,885 American Pharmaceutical Partners, Inc. +/(1)/.........     84,300
    7,426 Antigenics, Inc. +/(1)/...............................     91,117
    6,504 Array Biopharma, Inc. +/(1)/..........................     23,805
   10,587 Atherogenics, Inc. +..................................    132,338
    6,916 Atrix Labs, Inc. +/(1)/...............................    143,293
   19,739 AVANIR Pharmaceuticals, Class A +.....................     39,281
    4,142 Bentley Pharmaceuticals, Inc. +.......................     42,994
    6,286 Biopure Corp., Class A +/(1)/.........................     37,590
    3,274 Bone Care International, Inc. +.......................     35,719
    2,823 Bradley Pharmaceuticals, Inc., Class A +/(1)/.........     47,568
    4,843 Cima Labs, Inc. +/(1)/................................    139,236
   15,585 Corixa Corp. +/(1)/...................................    127,174
    9,155 Cubist Pharmaceuticals, Inc. +/(1)/...................     98,782
    4,391 D&K Healthcare Resources, Inc. /(1)/..................     69,553
    8,356 Durect Corp., Inc. +..................................     29,914
   14,817 Encysive Pharmaceuticals, Inc. +......................     40,154
    9,111 Endo Pharmaceuticals Holdings, Inc. +.................    143,680
    3,363 Eon Labs, Inc. +/(1)/.................................     98,368
    7,544 First Horizon Pharmaceutical Corp. +/(1)/.............     25,423
   14,447 Genta, Inc. +/(1)/....................................    167,441
    8,182 Guilford Pharmaceuticals, Inc. +/(1)/.................     45,656
   10,991 Ilex Oncology, Inc. +.................................    180,252
   14,862 ImmunoGen, Inc. +/(1)/................................     60,042
    8,828 Impax Laboratories, Inc. +/(1)/.......................     75,215
   12,803 Indevus Pharmaceuticals, Inc. +.......................     67,997
   15,796 Isis Pharmaceuticals, Inc. +/(1)/.....................    101,094
    7,710 K-V Pharmaceutical Co., Class A +.....................    200,460
    1,851 KOS Pharmaceuticals, Inc. +/(1)/......................     45,090
   14,339 La Jolla Pharmaceutical Co. +/(1)/....................     56,496
    1,906 Lannett Co., Inc. +/(1)/..............................     32,974
   17,482 Ligand Pharmaceuticals, Inc., Class B +/(1)/..........    222,371
   23,580 Medarex, Inc. +.......................................    153,742
    8,487 MGI Pharma, Inc. +/(1)/...............................    170,843
   13,081 Nabi Biopharmaceuticals +.............................     91,436
    8,639 Napro Biotherapeutics, Inc. +.........................      8,812
    2,701 Nastech Pharmaceutical, Inc. +/(1)/...................     25,119
    3,676 Natures Sunshine Products, Inc........................     31,467
   13,856 NBTY, Inc. +..........................................    214,629

--------------------------------------------------------------------------------

                                                                             61
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
          DRUGS - Continued
    4,434 NeoPharm, Inc. +/(1)/................................. $    67,359
    4,427 Neurogen Corp. +......................................      22,622
   12,289 OSI Pharmaceuticals, Inc. +/(1)/......................     323,938
    5,403 Pain Therapeutics, Inc. +/(1)/........................      40,306
    4,731 Penwest Pharmaceuticals Co. +.........................      84,354
   20,742 Perrigo Co. +.........................................     303,455
    6,106 Pharmaceutical Resources, Inc. +......................     250,590
    7,934 Pharmacopeia, Inc. +..................................      83,148
    8,145 Priority Healthcare Corp., Class B +/(1)/.............     183,670
    6,033 Salix Pharmaceuticals, Ltd. +.........................      71,551
    8,931 SangStat Medical Corp. +/(1)/.........................     122,623
   23,424 Sepracor, Inc. +......................................     532,896
    9,941 SuperGen, Inc. +/(1)/.................................      50,103
    8,126 Tanox, Inc. +/(1)/....................................     144,968
   10,078 Theragenics Corp. +...................................      42,932
   14,083 Tularik, Inc. +/(1)/..................................     132,239
    5,337 United Therapeutics Corp. +/(1)/......................     106,740
    2,969 Virbac Corp. +........................................      16,151
   11,131 Vivus, Inc. +.........................................      55,655
    3,407 Zymogenetics, Inc. +/(1)/.............................      42,588
                                                                 -----------
                                                                   6,771,994
                                                                 -----------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 4.17%
   11,343 Active Power, Inc. +/(1)/.............................      21,665
    5,612 Advanced Energy Industries, Inc. +/(1)/...............      75,425
    6,931 American Superconductor Corp. +/(1)/..................      28,902
   11,186 Ametek, Inc...........................................     416,231
    2,264 Analogic Corp.........................................     115,464
   10,010 Artesyn Technologies, Inc. +..........................      46,046
   16,176 Avista Corp...........................................     227,273
    3,728 BEI Technologies, Inc.................................      40,822
    3,345 Bel Fuse, Inc., Class B...............................      67,904
    7,670 Belden, Inc...........................................     104,312
    7,705 Benchmark Electronics, Inc. +.........................     219,130
    8,793 C&D Technologies, Inc.................................     130,576
   10,656 C-COR.net Corp. +.....................................      51,255
   15,014 Cable Design Technologies Corp. +.....................     113,356
   10,889 Checkpoint Systems, Inc. +/(1)/.......................     149,724
    9,781 Coherent, Inc. +......................................     237,189
   17,467 Commscope, Inc. +.....................................     177,639
   10,096 CTS Corp..............................................     101,061
    5,222 Cubic Corp./ (1)/.....................................     101,829
    4,788 Daktronics, Inc. +....................................      75,363

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
    5,918 Dionex Corp. +........................................ $   221,037
    9,153 DSP Group, Inc. +.....................................     212,990
    9,311 Electro Scientific Industries, Inc. +.................     140,037
    5,077 Emcor Group, Inc. +...................................     251,972
    4,542 Encore Wire Corp. +...................................      46,101
    5,112 Energy Conversion Devices, Inc. +.....................      54,698
   54,695 Enterasys Networks, Inc. +............................     189,792
    4,080 ESCO Technologies, Inc. +.............................     170,952
    2,993 Excel Technology, Inc. +..............................      71,323
    8,162 FEI Co. +.............................................     165,281
   10,216 Flir Systems, Inc. +..................................     291,360
   11,565 FuelCell Energy, Inc. +/(1)/..........................     107,786
   11,210 General Cable Corp....................................      48,427
    2,743 Global Imaging Systems, Inc. +........................      57,685
   19,237 Graftech International, Ltd. +........................     118,308
   20,169 Harmonic, Inc. +/(1)/.................................      95,198
   11,441 Hypercom Corp. +......................................      50,912
   28,404 Identix, Inc. +/(1)/..................................     179,797
   18,415 InterDigital Communications Corp. +/(1)/..............     473,266
    4,999 Intermagnetics General Corp. +........................      80,934
    7,221 Intertan, Inc. +......................................      45,420
    3,955 Invision Technologies, Inc. +/(1)/....................      93,536
    7,091 Itron, Inc. +/(1)/....................................     154,158
    2,023 Keithley Instruments, Inc.............................      27,715
    2,820 Lecroy Corp. +........................................      24,083
    6,629 Littelfuse, Inc. +....................................     142,325
    6,268 Magma Design Automation, Inc. +/(1)/..................     108,443
    6,654 Magnetek, Inc. +......................................      14,972
    4,912 Manufacturers Services, Ltd. +/(1)/...................      21,711
    3,692 Medis Technologies, Ltd. +/(1)/.......................      28,835
    4,643 Merix Corp. +/(1)/....................................      26,697
   11,564 Methode Electronics, Inc., Class A....................     128,360
   13,736 Microtune, Inc. +.....................................      39,834
   12,059 MIPS Technologies, Inc., Class A +/(1)/...............      33,765
    5,177 Molecular Devices Corp. +.............................      87,232
   22,541 New Focus, Inc. +.....................................      83,402
   12,835 Newport Corp. +.......................................     205,232
    4,899 NU Horizons Electronics Corp. +.......................      29,786
   18,920 Oak Technology, Inc. +................................     122,412
   34,776 Oplink Communications, Inc. +.........................      50,077
    5,102 Optical Communication Products, Inc., Class A +.......       9,337
    2,562 OSI Systems, Inc +/(1)/...............................      39,480

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - Continued
    5,779 Park Electrochemical Corp............................. $   104,600
   10,763 Paxar Corp. +.........................................     120,976
    5,440 Photon Dynamics, Inc. +/(1)/..........................     134,858
   10,164 Pioneer-Standard Electronics, Inc.....................      92,899
   11,216 Pixelworks, Inc. +/(1)/...............................      92,869
    4,602 Planar Systems, Inc. +................................      95,446
    2,239 Powell Industries, Inc. +.............................      35,488
   18,259 Power-One, Inc. +.....................................     126,170
    8,191 Proton Energy Systems, Inc. +.........................      27,604
   10,849 Rayovac Corp. +.......................................     136,589
    3,281 Research Frontiers, Inc. +/(1)/.......................      37,564
    2,188 Richardson Electronics, Ltd...........................      19,801
    5,355 Rogers Corp. +........................................     176,822
    4,987 SBS Technologies, Inc. +..............................      45,332
    3,306 ScanSource, Inc. +/(1)/...............................      82,981
   19,639 Silicon Image, Inc. +.................................     115,281
    8,900 Silicon Laboratories, Inc. +..........................     264,775
    8,614 Sipex Corp. +.........................................      40,830
    4,948 Standard Microsystems Corp. +.........................      73,181
    3,702 Standex International Corp............................      75,891
    4,391 Stoneridge, Inc. +....................................      51,726
      854 Suntron Corp. +.......................................       2,630
    1,703 Sypris Solutions, Inc.................................      15,668
   13,569 Technitrol, Inc. +....................................     234,337
   14,671 Thomas & Betts Corp. +................................     225,640
    4,940 Thomas Industries, Inc................................     145,236
    8,530 Trimble Navigation, Ltd. +............................     229,713
    5,207 TTM Technologies, Inc. +..............................      24,108
    1,620 Unitil Corp...........................................      39,366
    6,287 Universal Display Corp. +/(1)/........................      64,505
    4,722 Universal Electronics, Inc. +.........................      54,539
    9,984 Varian, Inc. +........................................     320,886
    6,722 Vicor Corp. +.........................................      58,616
    5,346 Watts Industries, Inc., Class A.......................      93,555
    4,834 Wesco International, Inc. +...........................      23,880
    7,090 Wilson Greatbatch Technologies, Inc. +................     260,912
    3,576 Woodhead Industries, Inc..............................      44,092
    3,025 Woodward Governor Co..................................     116,338
    6,083 X-Rite, Inc...........................................      60,830
    5,318 Zygo Corp. +..........................................      37,332
                                                                 -----------
                                                                  11,049,700
                                                                 -----------

--------------------------------------------------------------------------------

62
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          FERTILIZERS - 0.12%
   12,434 Delta & Pine Land Co.................................. $  291,577
   13,185 Terra Industries, Inc. +..............................     19,382
                                                                 ----------
                                                                    310,959
                                                                 ----------
          FINANCE COMPANIES - 0.41%
   13,939 Charter Municipal Mtg. Acceptance Co..................    266,235
   11,393 Chittenden Corp.......................................    314,903
    4,565 Credit Acceptance Corp. +/(1)/........................     44,326
    2,717 Federal Agricultural Mtg. Corp., Class C +............     64,583
    4,282 Financial Federal Corp. +.............................    105,980
   10,265 Metris Cos., Inc. /(1)/...............................     52,249
    4,018 Westcorp..............................................    111,700
    2,359 WFS Financial, Inc. +.................................     67,842
    3,679 World Acceptance Corp. +..............................     51,947
                                                                 ----------
                                                                  1,079,765
                                                                 ----------
          FINANCIAL SERVICES - 1.22%
   15,977 American Capital Strategies, Ltd. /(1)/...............    436,971
    2,951 American Home Mtg. Holdings, Inc......................     48,367
   61,864 Ameritrade Holding Corp. +/(1)/.......................    487,488
    1,995 BKF Capital Group, Inc. +.............................     33,396
    1,182 California First National Bancorp.....................     10,213
    7,370 Coinstar, Inc. +......................................    156,391
    5,803 CompuCredit Corp. +/(1)/..............................     64,645
    4,258 DVI, Inc. +...........................................     33,851
    7,617 eSpeed, Inc., Class A +...............................    116,540
   30,788 Friedman Billings Ramsey Group, Inc., Class A.........    409,480
    2,131 Gabelli Asset Management, Inc., Class A +/(1)/........     66,466
    6,547 Jefferies Group, Inc..................................    299,132
   27,573 Knight Trading Group, Inc. +..........................    172,607
    2,389 LendingTree, Inc. +/(1)/..............................     56,022
    7,566 MCG Capital Corp. /(1)/...............................    109,783
    6,328 NCO Group, Inc. +.....................................    122,130
    5,327 New Century Financial Corp. /(1)/.....................    248,771
    2,793 PDI, Inc. +...........................................     32,818
    5,122 Resource America, Inc.................................     46,559
    9,514 Saxon Capital, Inc. +.................................    162,880
   25,125 SoundView Technology Group, Inc. +....................     44,723
    4,621 SWS Group, Inc. /(1)/.................................     86,644
                                                                 ----------
                                                                  3,245,877
                                                                 ----------

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          FOODS - 1.54%
    1,166 Alico, Inc............................................ $   27,448
    5,614 American Italian Pasta Co., Class A +/(1)/............    246,005
      466 Arden Group, Inc. +...................................     27,028
    8,597 Aurora Foods, Inc. +/(1)/.............................      4,728
      987 Bridgford Foods Corp. /(1)/...........................      7,639
   12,160 Chiquita Brands International, Inc. +.................    182,400
   11,420 Corn Products International, Inc......................    353,335
   62,295 Del Monte Foods Co. +.................................    568,130
    2,461 Embrex, Inc. +/(1)/...................................     23,355
    7,479 Flowers Foods, Inc. +.................................    224,370
    7,955 Hain Celestial Group, Inc. +..........................    137,462
    2,228 Horizon Organic Holding Corp. +/(1)/..................     33,621
    5,347 International Multifoods Corp. +......................    108,009
   14,757 Interstate Bakeries Corp..............................    191,546
    2,077 J&J Snack Foods Corp. +...............................     65,384
    8,213 Lance, Inc............................................     77,038
    1,005 Maui Land & Pineapple Co., Inc. +/(1)/................     18,643
    4,804 Monterey Pasta Co. +..................................     17,914
    5,166 Pilgrims Pride Corp. /(1)/............................     44,738
   10,146 Ralcorp Holdings, Inc. +..............................    255,172
    2,041 Riviana Foods, Inc....................................     55,495
    1,717 Sanderson Farms, Inc..................................     41,225
      120 Seabord Corp..........................................     26,400
    4,718 Seminis, Inc., Class A +..............................     15,334
   14,744 Sensient Technologies Corp. /(1)/.....................    333,804
   15,052 Smucker, J.M. Co......................................    566,708
   21,492 SureBeam Corp., Class A +/(1)/........................     68,774
    2,761 Tasty Baking Co. /(1)/................................     25,125
    2,388 Tejon Ranch Co. +.....................................     74,147
    6,446 United Natural Foods, Inc. +/(1)/.....................    178,554
    7,732 Wild Oats Markets, Inc. +.............................     81,805
                                                                 ----------
                                                                  4,081,336
                                                                 ----------
          FREIGHT - 1.51%
   16,362 Airborne, Inc.........................................    335,912
   13,825 Alexander & Baldwin, Inc..............................    375,764
    3,404 Amerco, Inc. +/(1)/...................................     16,373
    7,264 Arkansas Best Corp....................................    192,496
    2,014 Covenant Transport, Inc., Class A +...................     37,742
   11,679 EGL, Inc. +...........................................    182,893
    3,919 Forward Air Corp. +...................................     99,699
    4,591 Gulfmark Offshore, Inc. +.............................     83,056
   10,094 Heartland Express, Inc. +.............................    238,218
    1,921 Interpool, Inc........................................     31,312

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          FREIGHT - Continued
    7,537 JB Hunt Transport Services, Inc. +.................... $  279,171
    6,310 Kirby Corp. +.........................................    173,525
    8,102 Knight Transportation, Inc. +.........................    205,467
    5,204 Landstar System, Inc. +...............................    333,269
    6,303 Offshore Logistics, Inc. +............................    131,228
    9,216 Overseas Shipholding Group, Inc.......................    193,536
    1,054 P.A.M. Transportation Services, Inc. +................     25,212
    4,031 Roadway Corp..........................................    149,147
    4,956 SCS Transportation, Inc. +............................     64,131
    1,906 US Xpress Enterprises, Inc. Class A +.................     23,177
    9,103 USF Corp..............................................    272,544
   13,027 Werner Enterprises, Inc...............................    298,579
    9,821 Yellow Corp. +........................................    258,096
                                                                 ----------
                                                                  4,000,547
                                                                 ----------
          GAS & PIPELINE UTILITIES - 0.17%
   15,217 Atmos Energy Corp. /(1)/..............................    376,621
    3,779 Cascade Natural Gas Corp..............................     74,824
                                                                 ----------
                                                                    451,445
                                                                 ----------
          HARDWARE & TOOLS - 0.11%
   10,758 Lincoln Electric Holdings, Inc........................    227,424
    3,992 Penn Engineering & Manufacturing Corp.................     55,409
                                                                 ----------
                                                                    282,833
                                                                 ----------
          HEALTHCARE - 2.14%
    4,798 Alaris Medical, Inc. +................................     59,975
    3,988 Alliance Imaging, Inc. +..............................     18,544
    3,650 American Healthways, Inc. +/(1)/......................     94,283
    6,609 American Medical Systems Holdings, Inc. +.............    105,347
   13,810 Apria Healthcare Group, Inc. +........................    333,235
    8,859 Columbia Laboratories, Inc. +/(1)/....................     61,127
   10,314 Cooper Cos., Inc. /(1)/...............................    356,039
    2,255 Corvel Corp. +........................................     74,843
   21,077 Covance, Inc. +@......................................    401,095
    3,515 Curative Health Services, Inc. +......................     50,018
    1,835 Dynacq International, Inc. +/(1)/.....................     22,956
       18 Dynacq International, Inc., Series A +/(1)(3)/........        225
    4,706 Endocardial Solutions, Inc. +/(1)/....................     21,695
    4,269 Epix Medical, Inc. +..................................     50,929
    7,687 Gentiva Health Services, Inc. +.......................     70,720
    5,162 HealthExtras, Inc. +/(1)/.............................     32,572

--------------------------------------------------------------------------------

                                                                             63
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          HEALTHCARE - Continued
   18,124 Hooper Holmes, Inc.................................... $  117,806
    5,283 Impath, Inc. +/(1)/...................................     84,581
   10,190 Intuitive Surgical, Inc. +/(1)/.......................     89,264
    8,911 Invacare Corp.........................................    291,033
    3,126 Inverness Medical Innovations, Inc. +/(1)/............     54,080
    3,859 Kindred Healthcare, Inc. +............................     75,868
    1,811 LabOne, Inc. +........................................     36,546
    2,342 Matria Healthcare, Inc. +.............................     31,992
    2,910 Med-Design Corp. +/(1)/...............................     13,532
    2,168 Medcath Corp. +/(1)/..................................     12,293
    3,448 MedQuist, Inc. +......................................     70,684
   13,345 Mentor Corp...........................................    283,181
    7,763 MIM Corp. +/(1)/......................................     53,177
    2,870 National Healthcare Corp. +...........................     57,687
    5,743 Ocular Sciences, Inc. +...............................    112,793
    6,079 Odyssey Healthcare, Inc. +/(1)/.......................    179,756
    4,351 Option Care, Inc. +/(1)/..............................     45,033
    3,179 PolyMedica Corp. +/(1)/...............................    115,398
   16,188 Province Healthcare Co. +.............................    177,259
    5,366 RehabCare Group, Inc. +...............................     73,782
    5,271 Res-Care, Inc. +......................................     23,456
   10,297 Resmed, Inc. +........................................    409,821
   11,299 Respironics, Inc. +...................................    416,707
    7,368 Sola International, Inc. +............................    111,257
   12,851 Sybron Dental Specialties, Inc. +.....................    278,867
    3,357 U.S. Physical Therapy, Inc  +/(1)/....................     43,910
    5,615 United Surgical Partners International, Inc. +/(1)/...    122,407
   23,255 US Oncology, Inc. +...................................    198,830
   16,269 VISX, Inc. +..........................................    282,267
    2,018 Vital Signs, Inc......................................     52,266
    5,307 Women First Healthcare, Inc. +/(1)/...................      8,597
                                                                 ----------
                                                                  5,677,733
                                                                 ----------
          HEAVY DUTY TRUCKS/PARTS - 0.23%
    3,533 Bandag, Inc...........................................    127,824
    3,199 Cascade Corp. +.......................................     51,984
   16,154 Federal Signal Corp...................................    292,064
    3,226 Spartan Motors, Inc...................................     27,582
    8,686 Wabash National Corp. +/(1)/..........................    108,488
                                                                 ----------
                                                                    607,942
                                                                 ----------
          HOME BUILDERS - 0.69%
    4,077 Beazer Homes USA, Inc. +/(1)/.........................    345,730
      856 Dominion Homes, Inc. +................................     17,719

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          HOME BUILDERS - Continued
    5,123 Hovnanian Enterprises, Inc., Class A +/(1)/........... $  296,878
    4,125 M/I Schottenstein Homes, Inc..........................    167,475
    7,212 MDC Holdings, Inc.....................................    359,066
    3,012 Meritage Corp. +......................................    142,106
   10,883 Standard Pacific Corp.................................    374,157
      774 Technical Olympic USA, Inc. +.........................     19,350
    2,368 WCI Communities, Inc. +...............................     46,176
    1,591 William Lyon Homes, Inc. +/(1)/.......................     49,082
                                                                 ----------
                                                                  1,817,739
                                                                 ----------
          HOSPITAL MANAGEMENT - 0.33%
    6,913 Amsurg Corp. +/(1)/...................................    194,739
   33,178 Beverly Enterprises, Inc. +...........................    120,436
    7,582 Pediatrix Medical Group, Inc. +/(1)/..................    284,780
    4,588 Prime Medical Services, Inc. +........................     25,693
    5,943 Select Medical Corp. +................................    126,883
    6,047 VCA Antech, Inc. +....................................    113,684
                                                                 ----------
                                                                    866,215
                                                                 ----------
          HOSPITAL SUPPLIES - 0.89%
    3,208 Aaon, Inc. +..........................................     49,179
    4,258 Abiomed, Inc. +/(1)/..................................     21,247
    3,037 Advanced Neuromodulation Systems, Inc. +/(1)/.........    145,685
   11,192 Align Technology, Inc. +/(1)/.........................    113,375
    2,446 Ameron International Corp.............................     85,341
    3,191 Arrow International, Inc..............................    142,382
    7,397 ArthroCare Corp. +....................................    118,574
    1,801 Closure Medical Corp. +...............................     33,011
    5,704 Conceptus, Inc. +/(1)/................................     81,852
    9,128 Conmed Corp. +........................................    179,365
    4,069 Datascope Corp........................................    128,702
    3,600 ICU Medical, Inc. +/(1)/..............................    111,240
    2,473 Kensey Nash Corp. +/(1)/..............................     52,799
    2,059 Kyphon, Inc. +/(1)/...................................     26,458
    3,407 Lifecore Biomedical, Inc. +/(1)/......................     15,263
    3,928 Merit Medical Systems, Inc. +.........................     72,786
   10,811 OrthoLogic Corp. +....................................     40,001
   11,538 Owens & Minor, Inc. /(1)/.............................    245,183
   24,122 PSS World Medical, Inc + .............................    137,978
    4,815 SonoSite, Inc. +......................................    106,700
   14,081 Techne Corp. +/(1)/...................................    408,349
    1,483 Young Innovations, Inc. +.............................     36,925
                                                                 ----------
                                                                  2,352,395
                                                                 ----------

 NUMBER                                                            MARKET
OF SHARES                                                          VALUE
---------------------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 0.47%
    3,532 Chattem, Inc. +....................................... $   49,766
    1,133 CSS Industries, Inc. +................................     43,451
    1,417 Del Laboratories, Inc. +/(1)/.........................     35,425
    4,443 Elizabeth Arden, Inc. +/(1)/..........................     55,893
    1,119 Intermediate Parfums, Inc. +..........................      8,169
    3,935 Jarden Corp. +/(1)/...................................    114,902
    9,886 John H. Harland Co....................................    240,922
    5,204 Libbey, Inc...........................................    111,886
    1,609 National Presto Industries, Inc.......................     52,019
    4,932 Oneida, Ltd. /(1)/....................................     45,621
    9,438 Playtex Products, Inc. +..............................     73,428
      993 Revlon, Inc. +........................................         89
    2,921 Revlon, Inc., Class A +...............................      8,617
    3,372 Russ Berrie and Co., Inc..............................    116,199
   17,580 Tupperware Corp.......................................    279,170
    3,631 Water Pik Technologies, Inc. +........................     23,710
                                                                 ----------
                                                                  1,259,267
                                                                 ----------
          HUMAN RESOURCES - 0.51%
    4,040 CDI Corp. +...........................................    106,858
   10,922 Cross Country Healthcare, Inc. +/(1)/.................    138,709
   16,011 Exult, Inc. +/(1)/....................................    106,953
    6,128 Heidrick & Struggles International, Inc. +/(1)/.......     87,508
    5,727 Kelly Services, Inc., Class A.........................    141,972
    6,565 Kforce, Inc. +........................................     24,094
   12,792 Korn/Ferry International +/(1)/.......................    102,592
   13,855 Labor Ready, Inc. +...................................     90,057
    2,668 Medical Staffing Network Holdings, Inc. +/(1)/........     20,037
   31,780 MPS Group, Inc. +.....................................    227,863
    7,150 On Assignment, Inc. +.................................     23,952
    1,876 RemedyTemp, Inc., Class A +/(1)/......................     20,111
    6,448 Resources Connection, Inc. +..........................    144,758
   19,926 Spherion Corp. +......................................    105,010
                                                                 ----------
                                                                  1,340,474
                                                                 ----------
          INFORMATION PROCESSING - HARDWARE - 2.03%
   21,089 Advanced Digital Information Corp. +..................    222,067
   14,069 Avocent Corp. +.......................................    415,880
    5,888 Bell Microproducts, Inc. +/(1)/.......................     24,141
    9,397 Centillium Communications, Inc. +.....................    102,709

--------------------------------------------------------------------------------

64
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          INFORMATION PROCESSING - HARDWARE - Continued
   20,951 Concurrent Computer Corp. +.................. $   65,786
   19,100 Cray, Inc. +.................................    152,991
    3,039 Digimarc Corp. +/(1)/........................     42,576
    2,883 Drexler Technology Corp. +/(1)/..............     56,219
    3,447 Electronics Boutique Holdings Corp. +/(1)/...     72,387
   18,361 Electronics for Imaging, Inc. +..............    364,833
   14,554 Handspring, Inc. +/(1)/......................     16,155
    8,579 Hutchinson Technology, Inc. +................    259,000
   11,873 Imation Corp. +..............................    409,381
   12,400 InFocus Corp. +..............................     68,076
   17,345 Iomega Corp. +...............................    185,418
   11,938 Lexar Media, Inc. +..........................     87,983
   67,463 Maxtor Corp. +...............................    507,322
    7,328 Mercury Computer Systems, Inc. +.............    161,216
    2,576 Overland Storage, Inc. +.....................     45,054
    9,810 Palm, Inc. +/(1)/............................    117,328
    2,249 PC Connection, Inc. +........................     16,755
   43,924 Quantum Corp. +..............................    186,238
    5,828 Radiant Systems, Inc. +......................     40,796
   20,493 Sandisk Corp. +/(1)/.........................    744,511
   26,203 Silicon Storage Technology, Inc. +...........    123,678
    2,454 SimpleTech, Inc. +...........................      8,466
   29,035 SONICblue, Inc. +............................        203
   22,358 StorageNetworks, Inc. +......................     30,630
    1,714 Synaptics, Inc. +............................     19,934
    3,675 Virage Logic Corp. +/(1)/....................     21,793
   65,062 Western Digital Corp. +......................    814,576
                                                        ----------
                                                         5,384,102
                                                        ----------
          INFORMATION PROCESSING - SERVICES - 3.72%
    2,710 3D Systems Corp. +...........................     16,937
   20,322 Aeroflex, Inc. +.............................    159,528
   33,319 Akamai Technologies, Inc. +/(1)/.............    121,948
   10,574 Anixter International, Inc. +................    252,930
   15,868 answerthink, Inc. +..........................     33,958
    5,124 Anteon International Corp. +.................    128,459
   11,751 Aquantive, Inc. +............................     93,068
   89,481 Ariba, Inc. +................................    332,869
    9,795 AsiaInfo Holdings, Inc. +/(1)/...............     46,820
    6,861 Black Box Corp. +............................    255,298
    9,623 CACI International, Inc., Class A +..........    318,040

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          INFORMATION PROCESSING - SERVICES - Continued
    6,540 Carreker Corp. +............................. $   30,411
    1,822 Catapult Communications Corp. +..............     19,532
   18,848 Ciber, Inc. +................................    113,842
   42,021 CNET Networks, Inc. +........................    224,812
   19,726 Cognizant Technology Solutions Corp., Class
           A +/(1)/....................................    409,314
   10,628 Computer Horizons Corp. +....................     50,058
    8,594 Computer Network Technology Corp. +/(1)/.....     65,057
    6,508 Covansys Corp. +.............................     18,418
    5,332 Datastream Systems, Inc. +...................     51,400
    9,561 Digital Insight Corp. +......................    162,537
    9,071 Digital River, Inc. +/(1)/...................    178,336
    2,767 Digitas, Inc. +..............................     12,147
   40,159 Doubleclick, Inc. +..........................    421,669
    2,292 Dynamics Research Corp. +....................     31,057
   42,332 Earthlink, Inc. +............................    285,318
   16,224 Entrust, Inc. +..............................     42,020
    4,266 EUniverse, Inc. +............................     15,443
   34,868 Extreme Networks, Inc. +.....................    209,905
    7,049 Factset Research Systems, Inc. /(1)/.........    271,386
    4,913 Fidelity National Information Solutions,
           Inc. +......................................    129,163
   11,275 FileNET Corp. +..............................    188,180
    4,854 Forrester Research, Inc. +...................     74,752
   13,286 Freemarkets, Inc. +..........................     99,778
   28,003 Gartner, Inc., Class A +.....................    208,342
    6,324 GSI Commerce, Inc. +.........................     35,731
   12,528 Harris Interactive, Inc. +...................     62,264
   13,657 I-many, Inc. +/(1)/..........................     20,212
    6,817 iGate Corp. +................................     24,882
    9,288 Information Resources, Inc. +................     31,486
    1,979 Inforte Corp. +..............................     15,139
   15,829 Intergraph Corp. +...........................    353,145
   41,457 Interland, Inc. +............................     49,334
   12,881 Internet Security Systems, Inc. +............    203,520
    1,710 j2 Global Communications, Inc. +/(1)/........     63,167
    6,591 Keynote Systems, Inc. +/(1)/.................     62,746
    6,665 Kronos, Inc. +...............................    325,918
   23,153 Looksmart, Ltd. +............................     54,641
    6,566 Manhattan Associates, Inc. +.................    176,363
   15,903 MatrixOne, Inc. +............................     82,855
   21,421 Mcdata Corp., Class A +......................    288,112
   22,152 Mentor Graphics Corp. +......................    290,191

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
----------------------------------------------------------------
          INFORMATION PROCESSING - SERVICES - Continued
    9,807 Metasolv, Inc. +............................. $ 16,476
    5,616 Micros Systems, Inc. +.......................  166,627
    7,130 MTS Systems Corp.............................  103,741
    2,559 Neoforma, Inc. +/(1)/........................   26,102
    5,698 Net2Phone, Inc. +/(1)/.......................   29,288
    2,732 Netratings, Inc. +...........................   24,561
    6,099 NetScout Systems, Inc. +.....................   24,396
    3,426 Netscreen Technologies, Inc. +/(1)/..........   76,708
    8,150 NIC, Inc. +..................................   18,174
    4,627 Novadigm, Inc. +/(1)/........................   10,966
    8,463 NYFIX, Inc. +/(1)/...........................   49,932
    9,292 Paradyne Networks, Inc. +....................   22,765
    6,784 PCTEL, Inc. +................................   90,227
    2,863 PEC Solutions, Inc. +/(1)/...................   41,857
    2,083 Pegasystems, Inc. +..........................   14,685
    3,392 Pomeroy Computer Resources, Inc. +...........   34,564
    7,117 ProBusiness Services, Inc. +.................   92,023
    5,255 ProQuest Co. +/(1)/..........................  147,140
    4,652 QRS Corp. +..................................   21,911
    5,541 RadiSys Corp. +..............................   59,012
    8,015 Rainbow Technologies, Inc. +.................   68,047
   51,090 Redback Networks, Inc. +/(1)/................   56,710
    9,998 Register.com, Inc. +.........................   59,988
   41,055 Riverstone Networks, Inc. +..................   72,257
   27,523 Sapient Corp. +..............................   64,954
    2,634 Schawk, Inc., Class A........................   27,789
    5,333 SCM Microsystems, Inc. +/(1)/................   24,265
    9,929 Secure Computing Corp. +.....................   74,865
   64,174 Silicon Graphics, Inc. +.....................   73,800
   17,301 SonicWALL, Inc. +/(1)/.......................   89,792
    1,725 SRA International, Inc., Class A +...........   51,405
    8,203 Sykes Enterprises, Inc. +....................   41,753
    3,267 Synplicity, Inc. +...........................   16,172
    1,913 Syntel, Inc. +...............................   28,925
   10,490 Systems & Computer Technology Corp. +........   87,487
    4,934 Tier Technologies, Inc., Class B +...........   43,469
    2,501 Tripos, Inc. +/(1)/..........................   15,229
   10,233 Trizetto Group, Inc. +.......................   61,910
   11,897 Turnstone Systems, Inc. +....................   31,527
   10,904 Tyler Technologies, Inc. +...................   49,504
    7,039 United Online, Inc. +/(1)/...................  151,620
   21,693 ValueClick, Inc. +...........................  110,851
   15,262 webMethods, Inc. +/(1)/......................  145,752

--------------------------------------------------------------------------------

                                                                             65
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          INFORMATION PROCESSING - SERVICES - Continued
    7,135 Websense, Inc. +/(1)/........................ $   115,016
                                                        -----------
                                                          9,846,680
                                                        -----------
          INFORMATION PROCESSING - SOFTWARE - 3.90%
   14,927 Actuate Corp. +..............................      26,869
   12,774 Agile Software Corp. +.......................     120,331
    7,835 Allscripts Heathcare Solutions, Inc. +.......      30,557
    1,715 Altiris, Inc. +/(1)/.........................      27,766
   13,258 American Management Systems, Inc. +/(1)/.....     181,237
    4,993 Ansys, Inc. +................................     142,550
   81,689 Ascential Software Corp. +...................     325,939
   12,924 Aspen Technologies, Inc. +/(1)/..............      52,601
    7,100 At Road, Inc. +/(1)/.........................      62,622
    1,912 Atari, Inc. +/(1)/...........................       8,814
    8,426 Avid Technology, Inc. +......................     284,293
    5,059 Barra, Inc. +................................     165,581
   20,531 Borland Software Corp. +.....................     207,774
    4,190 CCC Information Services Group, Inc. +.......      75,420
   12,095 Chordiant Software, Inc. +/(1)/..............      16,691
    1,025 Computer Programs & Systems, Inc. +/(1)/.....      22,314
    5,388 Concord Communications, Inc. +...............      79,473
   10,482 Dendrite International, Inc. +...............     124,945
   16,053 Documentum, Inc. +/(1)/......................     340,163
    2,697 DucoCorp International, Inc. +/(1)/..........      13,755
   21,220 E.piphany, Inc. +............................     111,617
    8,466 Echelon Corp. +/(1)/.........................     116,238
   11,701 Eclipsys Corp. +.............................     133,976
   15,776 eFunds Corp. +...............................     163,913
    2,749 Embarcadero Technologies, Inc. +/(1)/........      19,765
    3,381 EPIQ Systems, Inc. +.........................      59,641
    5,490 eResearch Technology, Inc. +/(1)/............     102,828
    7,503 F5 Networks, Inc. +/(1)/.....................     130,177
   11,524 FalconStor Software, Inc. +/(1)/.............      63,382
       59 Globalscape, Inc. +..........................          11
   11,279 Hyperion Solutions Corp. +...................     355,289
    5,729 IDX Systems Corp. +..........................      98,424
   19,384 Informatica Corp. +..........................     135,688
    8,674 Infousa, Inc. +..............................      50,569
    3,157 Integral Systems, Inc. +.....................      61,625
    6,129 Inter-Tel, Inc...............................     112,222
    5,294 InterCept, Inc. +/(1)/.......................      38,117

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
----------------------------------------------------------------
          INFORMATION PROCESSING - SOFTWARE - Continued
   35,905 Interwoven, Inc. +........................... $ 78,991
    5,999 ITXC Corp. +/(1)/............................   12,298
    9,475 JDA Software Group, Inc. +...................  115,974
   18,787 Keane, Inc. +................................  211,729
    4,803 Lawson Software, Inc. +......................   24,447
   29,486 Legato Systems, Inc. +/(1)/..................  223,799
    2,890 Mantech International Corp., Class A +.......   51,587
   20,103 Manugistics Group, Inc. +....................   96,695
    4,904 MAPICS, Inc. +...............................   33,396
    5,169 MapInfo Corp. +..............................   32,151
   25,302 Micromuse, Inc. +............................  240,116
    5,957 MRO Software, Inc. +.........................   56,413
    8,619 MSC Software Corp. +/(1)/....................   58,523
    1,713 Nassda Corp. +...............................   11,272
   10,905 NDCHealth Corp. /(1)/........................  223,334
    9,087 Netegrity, Inc. +/(1)/.......................   55,249
   12,535 NetIQ Corp. +................................  186,019
  122,814 Novell, Inc. +...............................  408,971
    9,786 Nuance Communications, Inc. +/(1)/...........   52,649
    4,964 Omnicell, Inc. +/(1)/........................   34,947
   14,865 Onyx Software Corp. +........................   14,122
   58,928 Openwave Systems, Inc. +.....................  142,606
    3,450 Opnet Technologies, Inc. +...................   34,500
    7,617 Packeteer, Inc. +/(1)/.......................  117,911
   88,336 Parametric Technology Corp. +................  287,092
    4,085 PDF Solutions, Inc. +........................   44,690
   10,176 Per-Se Technologies, Inc. +..................   97,690
    8,774 Phoenix Technologies, Ltd. +.................   40,799
   19,888 Pinnacle Systems, Inc. +.....................  211,807
    5,588 PLATO Learning, Inc. +.......................   29,449
   40,421 Portal Software, Inc. +......................   76,396
    5,342 PracticeWorks, Inc. +/(1)/...................   86,808
   10,617 Progress Software Corp. +....................  216,905
   12,566 Quest Software, Inc. +/(1)/..................  140,362
    7,082 Quovadx, Inc. +..............................   23,017
   14,650 Raindance Communications, Inc. +.............   38,090
    8,198 Read Rite Corp. +/(1)/.......................   12,297
   38,334 Red Hat, Inc. +..............................  283,288
    3,459 Renaissance Learning, Inc. +/(1)/............   79,038
   17,686 Retek, Inc. +................................  116,533
    6,497 Roxio, Inc. +/(1)/...........................   43,725
   15,284 RSA Security, Inc. +.........................  171,028
   23,988 S1 Corp. +...................................  100,750

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          INFORMATION PROCESSING - SOFTWARE - Continued
    4,656 Sanchez Computer Associates, Inc. +.......... $    25,282
   17,626 ScanSoft, Inc. +/(1)/........................     102,213
    7,509 Seachange International, Inc. +/(1)/.........      84,852
   17,679 SeeBeyond Technology Corp. +.................      49,855
    5,890 Serena Software, Inc. +/(1)/.................     116,622
    8,742 SpeechWorks International, Inc. +............      43,185
    4,065 SPSS, Inc. +.................................      63,089
    2,688 SS&C Technologies, Inc. +....................      43,680
    4,208 Talx Corp....................................      76,249
   27,157 TIBCO Software, Inc. +.......................     131,711
   10,756 Transaction Systems Architects, Inc.,
           Class A +...................................      96,696
    3,621 Ulticom, Inc. +..............................      35,305
   10,839 Vastera, Inc. +..............................      52,569
    1,538 Verint Systems, Inc. +/(1)/..................      32,713
    7,479 Verity, Inc. +...............................     155,563
   12,552 Viewpoint Corp. +/(1)/.......................      15,564
   79,578 Vignette Corp. +.............................     190,987
   12,820 VitalWorks, Inc. +...........................      49,101
    6,280 Vitria Technology, Inc. +....................      29,202
    8,902 WatchGuard Technologies, Inc. +..............      44,510
    7,838 WebEx Communications, Inc. +/(1)/............     100,953
   23,099 Wind River Systems, Inc. +...................      85,928
    4,677 Witness Systems, Inc. +......................      19,503
                                                        -----------
                                                         10,325,972
                                                        -----------
          INSURANCE - 2.08%
   11,795 Alfa Corp....................................     151,330
    2,111 American Medical Security Group, Inc. +......      40,278
    2,945 American Physicians Capital, Inc. +..........      68,998
    3,289 AMERIGROUP Corp. +/(1)/......................     114,852
    7,304 Argonaut Group, Inc..........................      90,643
    2,442 Baldwin & Lyons, Inc., Class B...............      56,654
    1,712 Centene Corp. +/(1)/.........................      56,565
    6,426 Ceres Group, Inc. +..........................      18,314
    7,670 Citizens, Inc., Class A +....................      63,047
    5,273 CNA Surety Corp..............................      51,675
    3,209 Cobalt Corp. +...............................      58,340
    8,303 Commerce Group, Inc..........................     310,532
    8,994 Crawford & Co., Class B......................      49,287
    4,486 Delphi Financial Group, Inc., Class A /(1)/..     205,997
      799 EMC Insurance Group, Inc.....................      15,077
    3,902 FBL Financial Group, Inc., Class A...........      79,601

--------------------------------------------------------------------------------

66
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          INSURANCE - Continued
    2,675 Financial Industries Corp.................... $   35,604
    3,000 Fpic Insurance Group, Inc. +/(1)/............     33,270
    2,498 Great American Financial Resources, Inc......     34,872
   10,027 Harleysville Group, Inc......................    245,260
   11,301 Hilb, Rogal & Hamilton Co....................    395,309
   12,023 Horace Mann Educators Corp...................    182,148
    1,122 Independence Holding Co......................     23,740
    1,246 Kansas City Life Insurance Co................     53,466
    6,287 LandAmerica Financial Group, Inc.............    296,432
    2,647 Midland Co...................................     59,558
      731 National Western Life Insurance Co.,
           Class A +...................................     79,394
    1,377 Navigators Group, Inc. +.....................     34,645
      495 NYMAGIC, Inc. +..............................     10,296
    5,671 Odyssey Re Holdings Corp. /(1)/..............    116,993
   17,218 Ohio Casualty Corp. +/(1)/...................    216,947
   11,800 PacifiCare Health Systems, Inc., Class A +...    456,176
    5,703 Philadelphia Cons. Holding Corp. +...........    233,310
    8,936 PMA Capital Corp., Class A /(1)/.............     82,926
    6,985 Presidential Life Corp.......................     78,581
    7,993 ProAssurance Corp. +.........................    223,804
    5,283 RLI Corp.....................................    156,271
    8,753 Selective Insurance Group, Inc...............    229,416
    8,637 Sierra Health Services, Inc. +/(1)/..........    176,886
    4,332 State Auto Financial Corp....................    101,282
    2,693 Triad Guaranty, Inc. +.......................    103,115
   13,065 UICI +.......................................    187,222
    2,463 United Fire & Casualty Co....................     80,023
    7,896 Universal American Financial Corp + .........     51,324
   11,600 Vesta Insurance Group, Inc...................     29,348
    2,814 Zenith National Insurance Corp. /(1)/........     76,682
                                                        ----------
                                                         5,515,490
                                                        ----------
          LEISURE AND TOURISM - 3.73%
   23,579 Acclaim Entertainment, Inc. +/(1)/...........     18,392
    5,328 Action Performance Cos., Inc. /(1)/..........    107,359
    4,445 AFC Enterprises, Inc. +......................     81,788
   14,327 Alliance Gaming Corp. +......................    230,951
   10,562 Alloy, Inc. +/(1)/...........................     73,406
    1,904 Ambassadors Group, Inc.......................     27,170
    9,947 AMC Entertainment, Inc + ....................    103,548
    3,543 Ameristar Casinos, Inc. +....................     58,460
    5,116 Arctic Cat, Inc. /(1)/.......................     97,204
    8,432 Argosy Gaming Co. +..........................    155,570

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
----------------------------------------------------------------
          LEISURE AND TOURISM - Continued
    2,118 Ascent Media Group, Inc. +................... $  2,711
   11,588 Aztar Corp. +................................  177,296
   10,453 Bally Total Fitness Holding Corp. +/(1)/.....   83,415
    1,603 Benihana, Inc., Class A +....................   20,102
   11,845 Bob Evans Farms, Inc.........................  305,246
    9,661 Boca Resorts, Inc., Class A +................  125,207
   10,514 Boyd Gaming Corp. +..........................  158,972
    5,147 Buca, Inc. +/(1)/............................   32,683
    4,798 California Pizza Kitchen, Inc. +.............   97,591
      752 Carmike Cinemas, Inc. + /(1)/................   16,138
    3,682 Championship Auto Racing Teams, Inc. +/(1)/..   10,383
    2,831 Champps Entertainment, Inc. +/(1)/...........   14,381
    2,787 Checkers Drive-In Restaurants, Inc. +/(1)/...   22,380
    3,607 Chicago Pizza & Brewery, Inc. +/(1)/.........   30,155
    6,882 Choice Hotels International, Inc. +..........  170,467
    2,056 Churchill Downs, Inc.........................   76,278
   17,212 CKE Restaurants, Inc. +......................  106,714
    3,757 Dave & Buster's, Inc. +......................   35,992
    8,267 Dollar Thrifty Automotive Group, Inc. +/(1)/.  159,801
    3,411 Dover Downs Gaming & Entertainment, Inc......   31,006
    5,333 Dover Motorsports, Inc.......................   18,612
    1,227 Escalade, Inc. +/(1)/........................   18,000
    7,455 Gaylord Entertainment Co. +..................  167,738
    8,402 Handleman Co. +..............................  153,253
   17,870 Hollywood Entertainment Corp. +..............  299,859
    6,690 IHOP Corp. +/(1)/............................  204,714
   13,985 Insight Communications, Inc., Class A +/(1)/.  182,644
    4,906 Isle of Capri Casinos, Inc. +................   64,710
   11,699 Jack in the Box, Inc. +......................  245,913
    8,256 Jakks Pacific, Inc. +........................  117,070
    1,255 Johnson Outdoors, Inc., Class A +............   15,507
    6,076 K2, Inc. +...................................   58,512
   46,569 La Quinta Corp. +............................  209,095
    7,420 Landry's Seafood Restaurants, Inc............  156,933
    5,733 Lone Star Steakhouse & Saloon, Inc...........  131,286
    7,598 Luby's, Inc. +/(1)/..........................   13,904
   13,695 Macrovision Corp. +..........................  263,204
   14,982 Magna Entertainment Corp., Class A +/(1)/....   65,172
    6,671 Marcus Corp..................................   91,926
    2,252 Marine Products Corp.........................   24,096
    9,973 Marvel Enterprises, Inc. +...................  222,897
    9,900 Midway Games, Inc. +/(1)/....................   34,947
    1,100 Monarch Casino & Resort, Inc. +..............    9,372

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          LEISURE AND TOURISM - Continued
    7,115 MTR Gaming Group, Inc. +..................... $   49,022
    3,498 Multimedia Games, Inc. +/(1)/................     85,806
    9,373 Nautilus Group, Inc. +/(1)/..................    121,755
    4,136 Navigant International, Inc. +...............     48,267
    1,993 NetFlix, Inc. +/(1)/.........................     44,843
    5,360 O'Charley's, Inc. +..........................    102,751
    7,770 Panera Bread Co., Class A +/(1)/.............    271,251
    4,335 Papa John's International, Inc. +/(1)/.......    107,378
    2,477 Party City Corp. +...........................     24,151
    8,399 Pegasus Solutions, Inc. +....................    119,182
   10,280 Penn National Gaming, Inc. +.................    172,087
    5,513 PF Chang's China Bistro, Inc. +/(1)/.........    242,682
    8,143 Pinnacle Entertainment, Inc. +...............     49,265
    4,762 Playboy Enterprises, Inc., Class B  +/(1)/...     54,382
   15,268 Prime Hospitality Corp. +....................    101,685
    6,677 Rare Hospitality International, Inc. +.......    190,829
    2,901 RC2 Corp. +..................................     49,317
   15,004 Ryan's Family Steakhouses, Inc. +............    192,801
   15,483 Scientific Games Corp., Class A +............    119,993
    6,067 SCP Pool Corp. +/(1)/........................    195,418
    6,023 Shuffle Master, Inc. +/(1)/..................    161,465
   12,311 Sonic Corp. +................................    318,732
    4,656 Speedway Motorsports, Inc....................    121,289
   11,670 Station Casinos, Inc. +/(1)/.................    262,575
    7,679 Steak N Shake Co. +..........................    108,504
    1,415 Steinway Musical Instruments, Inc. +.........     18,890
   13,865 Take-Two Interactive Software, Inc. +/(1)/...    350,091
    5,183 Thor Industries, Inc.........................    201,100
   13,331 THQ, Inc. +/(1)/.............................    189,034
    7,599 Tivo, Inc. +/(1)/............................     68,391
    5,680 Trans World Entertainment Corp. +/(1)/.......     22,493
    4,538 Triarc Cos., Inc., Class A +/(1)/............    124,432
    2,871 Vail Resorts, Inc. +/(1)/....................     33,878
    7,413 WMS Industries, Inc. +/(1)/..................    109,712
   50,723 Wyndham International, Inc., Class A +.......     13,695
    9,952 Zomax, Inc. +................................     33,140
                                                        ----------
                                                         9,880,416
                                                        ----------
          MACHINERY - 2.59%
    3,135 Actuant Corp., Class A +.....................    135,620
    2,121 Alamo Group, Inc.............................     25,600
    8,015 Albany International Corp., Class A..........    213,359
    6,499 Applied Industrial Technologies, Inc.........    124,456
    5,145 Astec Industries, Inc. +.....................     41,469

--------------------------------------------------------------------------------

                                                                             67
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          MACHINERY - Continued
    6,303 Aviall, Inc. +/(1)/.......................... $   60,320
   10,301 Baldor Electric Co...........................    231,772
    6,224 Brady Corp., Class A.........................    204,147
    7,329 Briggs & Stratton Corp.......................    337,794
   26,223 Capstone Turbine Corp. +.....................     36,188
    3,148 Carbo Ceramics, Inc..........................    122,142
    8,407 Clarcor, Inc.................................    306,015
   11,374 Cognex Corp. +/(1)/..........................    260,010
    4,189 Columbus Mckinnon Corp. +....................      8,587
    5,326 Cuno, Inc. +.................................    197,009
    4,496 Flow International Corp. +...................      5,845
    2,186 Franklin Electric Co., Inc...................    122,613
    5,370 Gardner Denver, Inc. +.......................    107,883
    2,035 General Binding Corp. +......................     18,824
    7,548 Global Power Equipment Group, Inc. +/(1)/....     37,363
    2,515 Gorman-Rupp Co...............................     60,234
   10,865 Granite Construction, Inc....................    200,785
    8,078 Hughes Supply, Inc...........................    289,596
    9,374 IDEX Corp....................................    323,309
    7,673 Insituform Technologies, Inc., Class A +.....    123,919
    5,939 Ionics, Inc. +/(1)/..........................    125,610
   14,273 JLG Industries, Inc..........................    106,191
   15,701 Joy Global, Inc. +...........................    211,649
    4,629 Kadant, Inc. +...............................     81,239
   11,667 Kennametal, Inc..............................    393,995
    3,410 Lindsay Manufacturing Co.....................     69,291
    1,927 Lufkin Industries, Inc.......................     46,248
    4,978 Lydall, Inc. +...............................     45,300
    8,939 Manitowoc Co., Inc...........................    182,356
    5,789 Milacron, Inc................................     26,861
    1,834 NACCO Industries, Inc., Class A..............    106,097
    7,539 Nordson Corp.................................    179,051
   10,368 Presstek, Inc. +/(1)/........................     69,051
    2,237 Quixote Corp.................................     51,451
    7,825 Regal-Beloit Corp............................    156,891
    3,353 Robbins & Myers, Inc.........................     64,310
    3,324 Sauer-Danfoss, Inc...........................     31,412
    4,205 SPS Technologies, Inc. +.....................    105,672
    2,226 Starrett (L.S.) Co., Class A.................     28,448
    9,642 Stewart & Stevenson Services, Inc............    139,038
    5,169 Tecumseh Products Co., Class A...............    198,748
    3,072 Tennant Co...................................    107,366
   14,465 Terex Corp. +................................    256,754
    8,430 Toro Co......................................    336,694

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          MACHINERY - Continued
   11,604 Wabtec Corp.................................. $  159,091
                                                        ----------
                                                         6,873,673
                                                        ----------
          MEDICAL - BIOMEDICAL/GENE - 0.40%
    6,140 Alexion Pharmaceuticals, Inc. +/(1)/.........     86,021
   12,271 Decode Genetics, Inc. +/(1)/.................     46,016
   15,272 Exelixis, Inc. +/(1)/........................    124,467
    8,056 Myriad Genetics, Inc. +/(1)/.................    123,257
    2,698 Progenics Pharmaceuticals, Inc. +/(1)/.......     37,772
   30,064 Protein Design Labs, Inc. +..................    430,216
   11,314 Regeneron Pharmaceuticals, Inc. +/(1)/.......    155,681
    9,459 Transkaryotic Therapies, Inc. +/(1)/.........     70,186
                                                        ----------
                                                         1,073,616
                                                        ----------
          MEDICAL TECHNOLOGY - 3.02%
    3,743 Acacia Research Corp. (Combimatrix) +........      8,384
    8,625 Aksys, Ltd. +/(1)/...........................     77,625
    7,008 Albany Molecular Research, Inc. +............     95,028
    7,378 Aphton Corp. +/(1)/..........................     51,646
   23,249 Applera Corp. - Celera Genomics Group +......    273,176
    4,531 Applied Molecular Evolution, Inc. +/(1)/.....     21,432
    6,593 Arena Pharmaceuticals, Inc. +/(1)/...........     46,217
   10,521 Ariad Pharmaceuticals, Inc. +................     35,771
    7,187 Arqule, Inc. +...............................     30,904
    6,802 Avigen, Inc. +/(1)/..........................     26,324
    5,720 Bio-Rad Laboratories, Inc., Class A +........    337,480
    2,504 Bio-Reference Labs, Inc. +...................     13,271
   19,794 Bio-Technology General Corp. +...............     93,032
    1,169 Bioreliance Corp. +..........................     23,883
    3,920 Biosite, Inc. +/(1)/.........................    163,699
      274 Britesmile, Inc. +/(1)/......................      6,546
    3,093 Bruker AXS, Inc. +...........................      8,042
    3,824 Bruker Daltonics, Inc. +/(1)/................     16,252
    7,608 Cambrex Corp.................................    161,290
    2,276 Cantel Medical Corp. +/(1)/..................     32,661
   18,570 Cardiac Science, Inc. +/(1)/.................     48,468
   10,821 CardioDynamics International Corp. +.........     35,601
   11,130 Cell Genesys, Inc. +/(1)/....................    125,346
    8,892 Cepheid, Inc. +/(1)/.........................     38,147
    4,611 Cerus Corp. +/(1)/...........................     51,920
    4,015 Cholestech Corp. +...........................     48,345
    6,928 Ciphergen Biosystems, Inc. +.................     59,719
   10,371 Connetics Corp. +............................    172,677
    5,524 CryoLife, Inc. +/(1)/........................     50,047

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          MEDICAL TECHNOLOGY - Continued
   14,503 CuraGen Corp. +/(1)/......................... $   78,316
    7,357 Cyberonics, Inc. +/(1)/......................    139,342
    2,674 Deltagen, Inc. +.............................      2,166
    4,019 Digene Corp. +...............................    104,092
    8,151 Diversa Corp. +..............................     89,172
    2,504 DJ Orthopedics, Inc. +/(1)/..................     19,306
    7,811 Enzo Biochem, Inc. +/(1)/....................    198,556
   14,554 Enzon, Inc. +/(1)/...........................    217,000
    3,899 Exact Sciences Corp. +.......................     51,857
    9,115 Gene Logic, Inc. +/(1)/......................     67,542
    3,305 Genencor International, Inc. +/(1)/..........     48,550
   12,706 Genzyme Corp., Biosurgery Division +/(1)/....     29,605
    8,367 Geron Corp. +/(1)/...........................     42,504
    6,089 Haemonetics Corp. +..........................    109,906
    6,540 Hanger Orthopedic Group, Inc. +..............     73,444
    6,639 Harvard Bioscience, Inc. +...................     24,697
    2,714 HealthTronics Surgical Services, Inc. +......     25,376
    6,526 Hologic, Inc. +..............................     81,575
   10,786 Idexx Laboratories, Inc. +...................    385,923
    5,402 Igen International, Inc. +...................    189,610
    3,734 II-VI, Inc. +................................     79,011
    8,037 Illumina, Inc. +.............................     27,808
    3,541 Immucor Corp. +..............................     75,777
   13,848 Immunomedics, Inc. +/(1)/....................     96,659
    4,253 Inamed Corp. +...............................    219,200
   22,763 Incyte Genomics, Inc. +......................    115,386
    6,267 Integra LifeSciences Corp. +.................    176,855
    8,437 InterMune, Inc. +/(1)/.......................    212,444
    5,837 Interpore International, Inc. +/(1)/.........     62,398
    5,810 Kosan Biosciences, Inc. +....................     42,064
   11,334 Lexicon Genetics, Inc. +.....................     64,604
    1,363 Lifeline Systems, Inc. +.....................     36,965
    6,517 Luminex Corp. +/(1)/.........................     38,059
    6,751 Martek Biosciences Corp. +/(1)/..............    254,108
    9,686 Maxygen, Inc. +..............................    107,418
    2,846 Medsource Technologies, Inc. +...............     10,388
   18,696 Nektar Therapeutics +........................    206,965
    3,739 Neose Technologies, Inc. +/(1)/..............     41,465
    7,031 Noven Pharmaceuticals, Inc. +................     67,990
    8,873 OraSure Technologies, Inc. +.................     65,571
   34,804 Peregrine Pharmaceuticals, Inc. +/(1)/.......     41,069
    5,797 Possis Medical, Inc. +.......................     98,897
   17,518 Praecis Pharmaceuticals, Inc. +..............     90,393
    2,625 QMed, Inc. +/(1)/............................     15,461

--------------------------------------------------------------------------------

68
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          MEDICAL TECHNOLOGY - Continued
    8,689 Quidel Corp. +............................... $   54,306
    6,797 Radiologix, Inc. +...........................     18,352
    3,410 Rita Medical Systems, Inc. +/(1)/............     12,958
    5,772 Sangamo Biosciences, Inc. +..................     22,569
    6,089 Seattle Genetics, Inc. +/(1)/................     30,993
   13,344 Sequenom, Inc. +/(1)/........................     36,563
    7,313 Serologicals Corp. +.........................     96,897
    3,710 Sonic Innovations, Inc. +....................     15,396
    2,216 Specialty Laboratories, Inc. +/(1)/..........     21,672
    4,558 SurModics, Inc. +/(1)/.......................    178,081
   10,815 Telik, Inc. +/(1)/...........................    158,007
    7,507 Therasense, Inc. +/(1)/......................     74,995
   16,640 Thoratec Corp. +.............................    228,467
    7,447 TriPath Imaging, Inc. +......................     50,640
    4,744 Urologix, Inc. +/(1)/........................     14,706
    4,325 Ventana Medical Systems, Inc. +..............    108,082
    8,825 Viasys Healthcare, Inc. +....................    159,732
    6,433 Vical, Inc. +/(1)/...........................     27,212
    4,475 West Pharmaceutical Services, Inc............    112,501
    5,343 Wright Medical Group, Inc. +.................    108,890
    2,854 Zoll Medical Corp. +.........................     94,639
                                                        ----------
                                                         8,004,085
                                                        ----------
          METALS - 1.30%
    2,382 AM Castle & Co. +/(1)/.......................     12,148
    6,714 Amcol International Corp.....................     46,327
    5,683 Brush Engineered Materials, Inc. +...........     45,805
    6,498 Carpenter Technology Corp....................    100,004
    4,036 Century Aluminum Co..........................     28,252
    3,400 Circor International, Inc....................     60,520
    3,036 Cleveland-Cliffs, Inc. +/(1)/................     45,844
    8,166 Commercial Metals Co.........................    146,008
    2,887 Gibraltar Steel Corp.........................     55,835
   36,749 Hecla Mining Co. +/(1)/......................    152,141
    3,811 Imco Recycling, Inc. +.......................     27,782
    7,286 Intermet Corp................................     26,594
    3,119 Ladish Co., Inc. +...........................     17,466
    1,674 Lawson Products, Inc.........................     42,017
    1,712 Liquidmetal Technologies, Inc. +/(1)/........     11,128
    3,489 Material Sciences Corp. +....................     32,238
   12,738 Maverick Tube Corp. +........................    255,015
    9,520 Mueller Industries, Inc. +...................    249,329
    3,884 NN, Inc......................................     42,608
    1,963 Northwest Pipe Co. +.........................     23,870

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          METALS - Continued
    5,791 NS Group, Inc. +............................. $   52,351
    8,735 Oregon Steel Mills, Inc. +...................     25,244
    5,540 Quanex Corp..................................    176,726
    8,026 Reliance Steel & Aluminum Co.................    154,179
    3,352 Roanoke Electric Steel Corp..................     25,140
    9,859 Roper Industries, Inc........................    361,727
    4,553 Royal Gold, Inc. /(1)/.......................     92,335
    7,041 RTI International Metals, Inc. +.............     71,677
    7,554 Ryerson Tull, Inc............................     66,853
    1,391 Schnitzer Steel Industries, Inc., Class A....     47,433
    4,818 Southern Peru Copper Corp. ADR...............     76,510
   10,801 Steel Dynamics, Inc. +/(1)/..................    144,517
    8,772 Tredegar Corp................................    123,685
   27,508 USEC, Inc....................................    172,200
    4,613 Valmont Industries, Inc......................     92,214
   22,775 Worthington Industries, Inc..................    340,031
                                                        ----------
                                                         3,443,753
                                                        ----------
          MINING - 0.02%
   14,601 Stillwater Mining Co. +......................     62,492
                                                        ----------
          MISCELLANEOUS - 0.26%
    3,770 Applied Films Corp. +/(1)/...................     83,883
    8,164 Concord Camera Corp. +/(1)/..................     45,473
   99,510 Service Corp. International +................    413,962
   32,641 Stewart Enterprises, Inc., Class A +.........    137,092
                                                        ----------
                                                           680,410
                                                        ----------
          MOBILE HOMES - 0.26%
   16,503 Champion Enterprises, Inc. +/(1)/............     58,586
    4,915 Coachmen Industries, Inc. /(1)/..............     55,785
   11,844 Fleetwood Enterprises, Inc. +/(1)/...........     90,251
    3,036 Modtech Holdings, Inc. +.....................     27,962
    8,088 Monaco Coach Corp. +/(1)/....................    118,894
    5,838 Palm Harbor Homes, Inc. +/(1)/...............    110,221
    2,105 Skyline Corp.................................     60,287
    4,112 Winnebago Industries, Inc. /(1)/.............    163,493
                                                        ----------
                                                           685,479
                                                        ----------
          MULTIMEDIA - 0.02%
    3,407 Martha Stewart Living, Inc., Class A +/(1)/..     37,239
    4,918 Private Media Group, Inc. +/(1)/.............      8,213
                                                        ----------
                                                            45,452
                                                        ----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          OIL AND GAS - 4.22%
    5,354 3TEC Energy Corp. +.......................... $   91,821
    3,054 Atwood Oceanics, Inc. +......................     90,857
    5,594 Berry Petroleum Co., Class A.................     95,098
    9,387 Cabot Oil & Gas Corp., Class A...............    254,294
   12,441 Cal Dive International, Inc. +...............    276,563
   60,547 Chesapeake Energy Corp.......................    618,185
    7,665 Comstock Resources, Inc. +...................    105,087
    8,006 Denbury Resources, Inc. +....................     97,273
    2,170 Dril-Quip, Inc. +............................     36,499
    3,004 Encore Acquisition Co. +.....................     57,677
   11,647 Energen Corp.................................    380,042
    6,491 Energy Partners, Ltd. +......................     75,750
    6,419 Evergreen Resources, Inc. +..................    341,876
    5,317 Exploration Co. of Delaware, Inc. +..........     20,098
    8,836 Frontier Oil Corp............................    150,035
   22,552 Global Industries, Ltd. +....................    126,291
   56,631 Grey Wolf, Inc. +............................    253,707
    2,387 Gulf Island Fabrication, Inc. +..............     41,271
   16,346 Hanover Compressor Co. +.....................    183,729
   11,743 Harvest Natural Resources, Inc. +............     69,871
    3,364 Holly Corp...................................     97,960
    5,979 Horizon Offshore, Inc. +.....................     30,194
    3,460 Houston Exploration Co. +....................    108,125
    3,965 Hydril Co. +.................................    108,998
   15,167 Input/Output, Inc. +.........................     65,825
   38,026 Key Energy Services, Inc. +..................    451,749
    6,394 Laclede Group, Inc...........................    166,244
    9,663 Lone Star Technologies, Inc. +...............    239,449
   16,387 Magnum Hunter Resources, Inc. +..............    117,986
   10,702 Meridian Resource Corp. +/(1)/...............     29,538
    3,135 Natco Group, Inc., Class A +.................     22,603
    9,129 New Jersey Resources Corp....................    322,893
    5,977 Nuevo Energy Co. +...........................     94,437
    7,797 Oceaneering International, Inc. +............    214,028
    5,764 Oil States International, Inc. +.............     77,468
   21,620 Oneok, Inc...................................    440,399
   26,298 Parker Drilling Co. +........................     73,371
    8,108 Patina Oil & Gas Corp........................    320,996
    2,731 Penn Virginia Corp...........................    113,336
   10,378 PetroQuest Energy, Inc. +/(1)/...............     14,529
    8,079 Plains Exploration & Production Co. +........     82,648
    8,079 Plains Resources, Inc. +.....................    105,027
    3,441 Prima Energy Corp. +.........................     78,627
    3,415 Quicksilver Resources, Inc. +/(1)/...........     85,409

--------------------------------------------------------------------------------

                                                                             69
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          OIL AND GAS - Continued
   17,352 Range Resources Corp. +...................... $   104,112
    6,876 Remington Oil & Gas Corp. +..................     131,950
    3,792 RPC, Inc.....................................      44,366
    5,877 Seacor Smit, Inc. +..........................     229,144
   11,331 Southwestern Energy Co. +....................     170,192
    7,895 Spinnaker Exploration Co. +..................     208,902
   10,563 St. Mary Land & Exploration Co. /(1)/........     295,764
    7,223 Stone Energy Corp. +.........................     295,421
   16,460 Superior Energy Services, Inc. +.............     188,302
    7,800 Swift Energy Co. +...........................      92,430
    6,640 Syntroleum Corp. +...........................      13,081
   21,879 Tesoro Petroleum Corp. +.....................     153,372
    4,496 Tetra Technologies, Inc. +...................     132,722
   11,315 Tom Brown, Inc. +............................     320,214
    5,992 TransMontaigne, Inc. +.......................      28,822
    7,443 Trico Marine Services, Inc. +................      20,468
   13,984 UGI Corp.....................................     478,253
   14,679 Unit Corp. +.................................     322,938
    5,584 Universal Compression Holdings, Inc. +.......     118,381
   13,993 UNOVA, Inc. +................................     144,688
   10,512 Veritas DGC, Inc. +..........................      98,287
   16,445 Vintage Petroleum, Inc.......................     194,051
    7,839 W-H Energy Services, Inc. +..................     170,655
    6,381 Western Gas Resources, Inc...................     251,986
    6,787 Westport Resources Corp. +...................     150,671
                                                        -----------
                                                         11,187,035
                                                        -----------
          PAPER/FOREST PRODUCTS - 0.60%
    1,381 AEP Industries, Inc. +/(1)/..................       9,598
    8,673 Buckeye Technologies, Inc. +.................      48,569
    8,926 Caraustar Industries, Inc. +.................      68,730
    4,786 Chesapeake Corp..............................      95,529
    3,389 Deltic Timber Corp...........................      84,556
   23,748 Earthshell Corp. +...........................      10,924
    3,363 Glatfelter...................................      44,661
    7,666 Graphic Packaging International Corp. +......      43,696
   17,300 Longview Fibre Co. +.........................     147,050
   35,418 Louisiana-Pacific Corp. +....................     341,429
    5,339 Pope & Talbot, Inc...........................      60,544
    9,612 Potlatch Corp. /(1)/.........................     239,050
    3,842 Rock-Tenn Co., Class A.......................      54,941
    5,085 Schweitzer-Mauduit International, Inc........     122,294
    4,648 Universal Forest Products, Inc...............      89,567
   12,272 Wausau-Mosinee Paper Corp....................     138,060
                                                        -----------
                                                          1,599,198
                                                        -----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          POLLUTION CONTROL - 0.54%
   11,336 Calgon Carbon Corp. /(1)/.................... $    65,182
    2,681 Mine Safety Appliances Co....................     105,283
   24,331 Newpark Resources, Inc. +....................     142,823
   12,194 Stericycle, Inc. +...........................     482,395
   16,950 Tetra Tech, Inc. +/(1)/......................     287,303
    2,979 TRC Cos., Inc. +/(1)/........................      36,254
    9,371 Waste Connections, Inc. +....................     319,176
                                                        -----------
                                                          1,438,416
                                                        -----------
          PUBLISHING - 0.68%
    8,479 Banta Corp...................................     293,119
   11,342 Bowne & Co., Inc.............................     139,960
    3,797 Consolidated Graphics, Inc. +................      75,636
    1,258 Courier Corp.................................      61,340
    5,512 Ennis Business Forms, Inc....................      75,018
   18,590 Hollinger International, Inc., Class A.......     205,791
    3,484 Information Holdings, Inc. +.................      58,880
    9,222 Journal Register Co. +.......................     167,840
    9,626 Mail-Well, Inc. +............................      28,301
    3,954 New England Business Service, Inc............     106,719
   46,735 Primedia, Inc. +.............................     156,095
    3,050 Pulitzer, Inc................................     153,354
    5,879 Standard Register Co.........................     102,706
    2,738 Thomas Nelson, Inc. +........................      31,761
   12,564 Topps Co., Inc. +............................     115,338
      467 Value Line, Inc..............................      22,598
                                                        -----------
                                                          1,794,456
                                                        -----------
          RAILROADS & EQUIPMENT - 0.23%
    7,709 Florida East Coast Industries, Inc. /(1)/....     221,094
    3,970 Genesee & Wyoming, Inc., Class A +...........      82,973
   20,350 Kansas City Southern +.......................     242,776
    9,661 RailAmerica, Inc. +/(1)/.....................      73,327
                                                        -----------
                                                            620,170
                                                        -----------
          REAL ESTATE - 0.26%
    1,473 Avatar Holdings, Inc. +......................      42,599
    6,594 Insignia Financial Group, Inc. +.............      72,930
   10,251 Jones Lang LaSalle, Inc. +...................     171,704
    6,924 LNR Property Corp. /(1)/.....................     265,605
    9,968 Trammell Crow Co. +..........................     101,076
    1,819 Wellsford Real Properties, Inc. +............      28,194
                                                        -----------
                                                            682,108
                                                        -----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - 6.03%
    4,570 Acadia Realty Trust.......................... $    40,993
      676 Alexander's, Inc. +..........................      54,425
    6,025 Alexandria Real Estate Equities, Inc.........     266,908
    4,534 AMLI Residential Properties..................     103,239
   15,570 Anthracite Capital, Inc......................     188,864
    8,210 Anworth Mtg. Asset Corp......................     123,478
    9,889 Apex Mtg. Capital, Inc. /(1)/................      54,587
    5,501 Associated Estates Realty Corp...............      33,226
    4,954 Bedford Property Investors, Inc..............     136,235
    5,839 Boykin Lodging Co............................      47,121
    9,027 Brandywine Realty Trust......................     214,120
    7,238 Capital Automotive REIT......................     196,512
    3,308 Capstead Mtg. Corp. /(1)/....................      35,859
    6,853 CBL & Associates Properties, Inc.............     297,146
    7,577 Chateau Communities, Inc.....................     227,158
   10,293 Chelsea Property Group, Inc..................     427,777
    4,854 Colonial Properties Trust....................     169,890
   12,396 Commercial Net Lease Realty, Inc.............     208,129
   16,251 Cornerstone Realty Income Trust, Inc.........     120,420
    5,735 Corporate Office Properties Trust............      91,072
    2,451 Correctional Properties Trust................      56,373
    8,513 Crown American Realty Trust..................      85,471
    4,952 EastGroup Properties, Inc....................     134,942
    5,795 Entertainment Properties Trust...............     156,465
   13,707 Equity Inns, Inc.............................      97,868
    9,020 Equity One, Inc..............................     146,575
    4,922 Essex Property Trust, Inc....................     280,505
   13,049 Federal Realty Investment Trust..............     430,617
   16,680 Felcor Lodging Trust, Inc....................     141,613
    8,398 Gables Residential Trust.....................     247,657
    5,271 Getty Realty Corp............................     113,590
    5,314 Glenborough Realty Trust, Inc................      99,106
   10,016 Glimcher Realty Trust........................     218,549
    4,486 Great Lakes REIT, Inc. /(1)/.................      70,340
   13,206 Health Care REIT, Inc........................     393,011
   14,194 Healthcare Realty Trust, Inc.................     412,336
    6,094 Heritage Property Investment Trust, Inc......     168,194
    8,794 Home Properties of New York, Inc.............     315,705
   43,629 HRPT Properties Trust........................     414,039
   15,291 IMPAC Mtg. Holdings, Inc.....................     224,625
    8,522 Innkeepers USA Trust.........................      65,875
   10,766 Investors Real Estate Trust..................     108,091
    5,559 Keystone Property Trust Corp.................     100,896
    8,228 Kilroy Realty Corp...........................     215,820

--------------------------------------------------------------------------------

70
                                                                   May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - Continued
    6,460 Koger Equity, Inc............................ $   110,595
    6,236 Kramont Realty Trust.........................     101,335
    5,701 Lasalle Hotel Properties.....................      82,493
    8,706 Lexington Corporate Properties Trust.........     152,094
    4,820 LTC Properties, Inc..........................      39,476
   15,554 Macerich Co..................................     536,613
    4,391 Manufactured Home Communities, Inc...........     147,142
   13,812 Meristar Hospitality Corp....................      73,204
   14,727 MFA Mtg. Investments, Inc....................     145,356
    5,902 Mid Atlantic Realty Trust....................     112,905
    4,816 Mid-America Apartment Communities, Inc.......     126,420
    8,325 Mills Corp. /(1)/............................     271,811
    4,937 Mission West Properties, Inc.................      55,048
    7,724 National Health Investors, Inc...............     130,922
    2,024 National Health Realty, Inc..................      31,473
   16,637 Nationwide Health Properties, Inc............     253,049
    3,562 Novastar Financial, Inc. /(1)/...............     190,211
    5,493 Omega Healthcare Investors, Inc. +...........      23,345
   12,056 Pan Pacific Retail Properties, Inc...........     473,680
    2,668 Parkway Properties, Inc......................     106,053
    4,819 Pennsylvania Real Estate Investment Trust
           /(1)/.......................................     135,992
   11,325 Post Properties, Inc.........................     303,170
   10,415 Prentiss Properties Trust....................     300,577
    6,249 Price Legacy Corp. +.........................      20,934
    3,422 PS Business Parks, Inc.......................     116,348
    5,351 RAIT Investment Trust........................     130,350
    2,911 Ramco-Gershenson Properties Trust............      68,088
   11,285 Realty Income Corp...........................     424,880
    3,750 Redwood Trust, Inc...........................     137,100
    9,641 RFS Hotel Investors, Inc.....................     118,295
    3,609 Saul Centers, Inc............................      90,586
   15,395 Senior Housing Properties Trust..............     205,215
   11,422 Shurgard Storage Centers, Inc., Class A......     386,977
    3,939 Sizeler Property Investors, Inc..............      38,799
    8,925 SL Green Realty Corp.........................     308,270
    4,277 Sovran Self Storage, Inc.....................     128,524
    7,486 Summit Properties, Inc.......................     149,795
    5,072 Sun Communities, Inc.........................     199,888
    1,988 Tanger Factory Outlet Centers, Inc...........      64,212
    9,809 Taubman Centers, Inc.........................     190,295
   19,112 Thornburg Mtg., Inc..........................     456,777
    4,888 Town and Country Trust /(1)/.................     111,642

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - Continued
    6,622 U.S. Restaurant Properties, Inc. /(1)/....... $   100,058
    3,732 Universal Health Realty Income Trust.........     100,764
    5,950 Urstadt Biddle Properties, Inc., Class A.....      75,863
   23,343 Ventas, Inc..................................     330,303
   12,466 Washington Real Estate Investment Trust......     342,192
    5,718 Winston Hotels, Inc..........................      48,031
                                                        -----------
                                                         15,982,572
                                                        -----------
          REGISTERED INVESTMENT COMPANIES - 0.02%
    3,027 Gladstone Capital Corp. /(1)/................      58,088
                                                        -----------
          RETAIL - 3.13%
    7,847 7-Eleven, Inc. +.............................      77,607
        1 99 Cents Only Stores +.......................          32
    4,144 AC Moore Arts & Crafts, Inc. + /(1)/.........      70,448
    4,798 Advanced Marketing Services, Inc.............      53,738
   10,943 Blyth, Inc...................................     302,246
   11,207 Bombay Co., Inc. +...........................     106,467
    6,006 Boyds Collection, Ltd. + /(1)/...............      29,730
    2,898 Brookstone, Inc. +...........................      51,584
    4,170 Building Materials Holding Corp. +...........      58,338
    6,052 Burlington Coat Factory Warehouse Corp.......     103,187
   13,175 Casey's General Stores, Inc..................     183,264
    7,428 Cash America International, Inc..............      89,285
    4,887 Central Garden & Pet Co. + /(1)/.............     121,931
   14,325 Claire's Stores, Inc.........................     428,461
    2,434 Coldwater Creek, Inc. + /(1)/................      29,938
    3,335 Cole National Corp., Class A +...............      25,313
    7,722 Compucom Systems, Inc. +.....................      34,672
    6,539 Cost Plus, Inc. +............................     235,077
    5,993 Daisytek International Corp. +...............       4,015
    1,435 Deb Shops, Inc...............................      28,427
    3,775 Department 56, Inc. +........................      45,451
    7,564 Dress Barn, Inc. +...........................     104,459
    8,812 Drugstore.Com, Inc. +........................      41,945
    7,341 Duane Reade, Inc. + /(1)/....................     105,417
    4,429 Factory 2-U Stores, Inc. + /(1)/.............      17,716
      413 Fao, Inc. + /(1)/............................       1,115
    6,363 Finish Line, Inc., Class A+ /(1)/............     125,987
    1,817 Finlay Enterprises, Inc. +...................      23,732
    6,796 Fossil, Inc. + /(1)/.........................     152,570
    7,327 Fred's, Inc., Class A........................     269,560

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
--------------------------------------------------------------------
          RETAIL - Continued
    5,613 Friedman's, Inc., Class A..................... $    61,013
    3,549 Galyans Trading Co., Inc. + /(1)/.............      48,586
    1,973 Gart Sports Co. +.............................      53,093
    5,659 Great Atlantic & Pacific Tea Co., Inc. + /(1)/      41,594
    4,656 Guitar Center, Inc. + /(1)/...................     111,511
    5,737 Hancock Fabrics, Inc..........................      83,072
    2,388 Hibbett Sporting Goods, Inc. +................      69,634
   26,196 Homestore Common, Inc. +......................      37,722
    5,643 Imagistics International, Inc. +..............     122,453
    3,405 Ingles Markets, Inc., Class A.................      33,199
   13,880 Insight Enterprises, Inc. +...................     121,311
    4,892 Jo-Ann Stores, Inc., Class A + /(1)/..........     111,146
   12,254 Linens 'N Things, Inc. +......................     282,087
   10,437 Longs Drug Stores Corp. + /(1)/...............     167,931
    2,498 MarineMax, Inc. + /(1)/.......................      28,302
    9,738 Men's Wearhouse, Inc. +.......................     187,846
      874 Mothers Work, Inc. + /(1)/....................      20,539
    3,174 Movado Group, Inc.............................      72,939
    5,854 Movie Gallery, Inc. +.........................     109,119
    6,258 Myers Industries, Inc.........................      61,954
    3,757 Nash Finch Co.................................      50,419
   14,973 Nu Skin Enterprises, Inc., Class A............     149,730
   38,997 OfficeMax, Inc. +.............................     214,874
    1,027 Overstock.com, Inc. + /(1)/...................      13,813
   17,276 Overture Services, Inc. + (1).................     308,187
    2,911 Parkervision, Inc. + /(1)/....................      20,377
   10,184 Pathmark Stores, Inc. +.......................      73,427
    3,645 Penn Traffic Co. + /(1)/......................         365
    7,637 Pozen, Inc. +.................................      48,037
   42,850 Priceline.com, Inc. +/ (1)/...................     174,828
    1,354 Pricesmart, Inc. +............................      20,662
   14,657 Regis Corp....................................     427,984
    6,048 Restoration Hardware, Inc. + /(1)/............      30,240
    2,671 Rex Stores Corp...............................      33,388
    8,885 Rigel Pharmaceuticals, Inc. +.................      12,439
   10,613 Ruddick Corp..................................     165,032
    5,004 School Specialty, Inc. + /(1)/................     105,935
    2,413 Sharper Image Corp. + /(1)/...................      54,654
    9,736 ShopKo Stores, Inc. + /(1)/...................     113,814
    4,036 Smart & Final, Inc. +.........................      17,557
   11,082 Sports Authority, Inc. +......................     109,490
   11,869 Stamps.com, Inc. +............................      60,532
    7,398 Stein Mart, Inc. +............................      43,426
    6,590 Sturm, Ruger & Co., Inc.......................      62,671

--------------------------------------------------------------------------------

                                                                             71
May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
-------------------------------------------------------------------
          RETAIL - Continued
   11,925 Summit America Television, Inc. + /(1)/....... $   35,894
    4,668 Tractor Supply Co. +..........................    211,460
    1,781 Tropical Sportswear International Corp+. /(1)/     10,401
    2,829 Tuesday Morning Corp. +.......................     64,897
    6,536 Tweeter Home Entertainment Group, Inc. +/(1)/.     49,804
    3,758 Ultimate Electronics, Inc. +/(1)/.............     40,060
   10,163 United Stationers, Inc. +.....................    309,768
    2,537 Urban Outfitters, Inc. +/(1)/.................     84,533
    3,769 Weis Markets, Inc.............................    120,231
    3,538 West Marine, Inc. +/(1)/......................     60,641
    3,829 Whitehall Jewellers, Inc. +...................     36,682
    4,770 Wilsons The Leather Experts, Inc. +/(1)/......     27,284
    9,166 Yankee Candle Co., Inc. +.....................    195,694
                                                         ----------
                                                          8,305,993
                                                         ----------
          RETIREMENT/AGED CARE - 0.12%
    9,470 Genesis Health Ventures, Inc. +...............    163,452
    6,033 Sunrise Assisted Living, Inc. +/(1)/..........    150,825
                                                         ----------
                                                            314,277
                                                         ----------
          SAVINGS & LOAN - 2.16%
    7,137 Anchor BanCorp Wisconsin, Inc.................    163,295
    3,799 Bank Mutual Corp..............................    124,493
   14,101 BankAtlantic Bancorp, Inc., Class A...........    162,726
    7,221 Bankunited Financial Corp. +..................    133,011
    2,136 Berkshire Hills Bancorp, Inc..................     56,390
    1,340 BostonFed Bancorp, Inc........................     32,441
   19,854 Brookline Bancorp, Inc........................    283,118
    4,103 CFS Bancorp, Inc..............................     57,852
    1,351 Charter Financial Corp. /(1)/.................     42,151
    2,904 Citizens First Bancorp, Inc...................     63,743
    1,287 Coastal Bancorp, Inc..........................     37,259
    2,840 Coastal Financial Corp........................     36,920
    3,842 Connecticut Bancshares, Inc...................    154,833
    7,555 Dime Community Bancshares.....................    191,821
    5,349 Fidelity Bankshares, Inc......................    120,353
    1,815 First Defiance Financial Corp.................     36,173
    2,280 First Essex Bancorp, Inc......................     83,767
    5,822 First Federal Capital Corp....................    114,402
    4,597 First Financial Holdings, Inc.................    134,416
    3,971 First Indiana Corp............................     70,565
    8,168 First Niagara Financial Group, Inc............    111,738
    4,368 First Place Financial Corp....................     76,134

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          SAVINGS & LOAN - Continued
    8,389 First Sentinel Bancorp, Inc.................. $  127,345
    2,486 Firstfed America Bancorp, Inc................     78,931
    5,847 FirstFed Financial Corp. +...................    198,389
    9,216 Flagstar Bancorp, Inc. /(1)/.................    182,477
    3,403 Flushing Financial Corp......................     70,071
    7,214 Harbor Florida Bancshares, Inc...............    185,111
    2,545 Hawthorne Financial Corp. +..................     78,182
    5,157 Hudson River Bancorp, Inc....................    130,209
    1,575 Itla Capital Corp. +.........................     58,417
    6,431 MAF Bancorp, Inc.............................    237,561
    1,304 MASSBANK Corp................................     41,154
    1,042 NASB Financial, Inc..........................     26,040
    3,704 Northwest Bancorp, Inc.......................     59,338
    3,573 OceanFirst Financial Corp....................     84,005
   12,632 Ocwen Financial Corp. +......................     53,812
    1,636 Parkvale Financial Corp......................     38,888
    2,255 Partners Trust Financial Group, Inc..........     45,303
    1,702 PennFed Financial Services, Inc..............     48,048
    3,867 PFF Bancorp, Inc.............................    144,084
    1,571 Port Financial Corp..........................     84,300
    1,020 Provident Bancorp, Inc.......................     32,711
    1,740 Quaker City Bancorp, Inc. +..................     67,164
    8,208 Seacoast Financial Services Corp.............    167,443
    2,472 St. Francis Capital Corp.....................     70,922
   18,673 Staten Island Bancorp, Inc...................    360,015
    4,377 Sterling Financial Corp. (Spokane) +.........    104,258
    2,380 Superior Financial Corp......................     55,930
    2,870 Troy Financial Corp. /(1)/...................     77,777
   10,589 United Community Financial Corp..............     96,995
    1,253 Warwick Community Bancorp, Inc...............     37,715
   12,096 Waypoint Financial Corp......................    226,316
    1,702 Westfield Financial, Inc. /(1)/..............     30,602
    1,659 Willow Grove Bancorp, Inc....................     26,196
    2,686 WSFS Financial Corp..........................     98,469
                                                        ----------
                                                         5,711,779
                                                        ----------
          SCHOOLS - 0.62%
    3,457 Bright Horizons Family Solutions, Inc. +.....    117,020
   12,815 Corinthian Colleges, Inc. +/@/...............    602,818
   14,378 ITT Educational Services, Inc. +.............    405,603
    3,330 Learning Tree International, Inc. +/(1)/.....     51,748
    5,495 Princeton Review, Inc. +.....................     32,585
    3,086 Strayer Education, Inc. /(1)/................    205,929
   10,720 Sylvan Learning Systems, Inc. +..............    223,619
                                                        ----------
                                                         1,639,322
                                                        ----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          SEMICONDUCTORS - 3.05%
    7,128 Actel Corp. +................................ $  158,170
    3,202 ADE Corp. +..................................     23,919
    1,877 Advanced Power Technology, Inc. +/(1)/.......      9,385
    7,549 Alliance Semiconductor Corp. +...............     32,083
   10,355 Anadigics, Inc. +/(1)/.......................     31,376
    5,065 Artisan Components, Inc. +...................    111,582
    6,339 Astropower, Inc. +/(1)/......................     15,340
   12,938 Asyst Technologies, Inc. +/(1)/..............     86,167
    9,170 ATMI, Inc. +/(1)/............................    229,433
    2,501 August Technology Corp. +/(1)/...............     10,879
   33,150 Axcelis Technologies, Inc. +.................    197,574
    6,314 AXT, Inc. +..................................      9,162
   11,448 Brooks Automation, Inc. +/(1)/...............    136,231
    8,226 Caliper Technologies Corp. +/(1)/............     38,251
   16,402 ChipPAC, Inc., Class A +/(1)/................    101,856
   24,577 Cirrus Logic, Inc. +.........................     86,757
    7,005 Cohu, Inc....................................    130,643
   20,491 Credence Systems Corp. +.....................    165,977
   24,656 Cree, Inc. +/(1)/............................    605,798
    4,078 Dupont Photomasks, Inc. +....................     85,516
    7,162 Electroglas, Inc. +/(1)/.....................     13,966
    8,161 Emcore Corp. +...............................     22,035
   15,536 Entegris, Inc. +.............................    192,802
   10,261 ESS Technology, Inc. +.......................     85,679
   13,224 Exar Corp. +.................................    214,890
    9,957 FSI International, Inc. +....................     30,767
   10,342 Genesis Microchip, Inc. +....................    197,015
   37,453 Globespan Virata, Inc. +.....................    310,485
    8,838 Helix Technology Corp........................    119,225
    9,057 Integrated Silicon Solution, Inc. +..........     47,459
    4,232 IXYS Corp. +/(1)/............................     30,597
   23,483 Kopin Corp. +................................    126,339
   16,688 Kulicke & Soffa Industries, Inc. +...........    105,134
   28,891 Lattice Semiconductor Corp. +................    262,908
   15,425 LTX Corp. +..................................    151,319
    7,091 Mattson Technology, Inc. +/(1)/..............     25,811
   19,140 MEMC Electronic Materials, Inc. +/(1)/.......    219,919
    9,780 Microsemi Corp. +............................    129,683
    6,067 Monolithic Systems Technology, Inc. +/(1)/...     50,113
   13,431 Mykrolis Corp. +.............................    125,580
    2,461 Nanometrics, Inc. +/(1)/.....................     15,625
    6,713 Omnivision Technologies, Inc. +/(1)/.........    240,930
    9,443 ON Semiconductor Corp. +.....................     25,591
    6,661 Pericom Semiconductor Corp. +................     61,947

--------------------------------------------------------------------------------

72
                                                                   May 31, 2003
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          SEMICONDUCTORS - Continued
    9,402 Photronics, Inc. +/(1)/...................... $  158,330
    5,160 PLX Technology, Inc. +.......................     19,660
    8,528 Power Integrations, Inc. +/(1)/..............    227,348
   28,269 Rambus, Inc. +...............................    506,580
    3,145 Rudolph Technologies, Inc. +/(1)/............     45,477
    5,486 Semitool, Inc. +.............................     32,148
    1,999 Siliconix, Inc. +............................     66,087
   45,723 Skyworks Solutions, Inc. +/(1)/..............    340,179
    3,543 Supertex, Inc. +.............................     60,621
    8,361 Therma-Wave, Inc. +..........................      9,532
    7,287 Three-Five Systems, Inc. +/(1)/..............     49,406
   36,793 Transmeta Corp. +............................     57,397
    3,520 Trikon Technologies, Inc. +..................     11,968
   44,507 Triquint Semiconductor, Inc. +...............    206,512
    7,646 Ultratech Stepper, Inc. +....................    134,799
   10,383 Varian Semiconductor Equipment Associates,
           Inc. +......................................    289,582
    8,559 Veeco Instruments, Inc. +/(1)/...............    165,103
   68,019 Vitesse Semiconductor Corp. +................    341,455
    5,929 White Electronic Designs Corp. +.............     55,733
    7,066 Xicor, Inc. +................................     45,717
    9,140 Zoran Corp. +/(1)/...........................    187,096
                                                        ----------
                                                         8,082,648
                                                        ----------
          TELECOMMUNICATIONS - 2.51%
    6,857 Adtran, Inc. +/(1)/..........................    331,262
   12,232 Aether Systems, Inc. +/(1)/..................     58,836
    2,120 Alaska Communications Systems Holdings, Inc.
           +...........................................      6,572
   37,038 Allegiance Telecom, Inc. +/(1)/..............      2,778
    9,307 Allen Telecom, Inc. +........................    164,268
   54,703 American Tower Corp., Class A +/(1)/.........    490,139
    7,607 Anaren, Inc. +/(1)/..........................     77,439
   22,155 Arris Group, Inc. +/(1)/.....................    115,206
   17,784 Aspect Communications Corp. +................     56,731
    5,673 Audiovox Corp., Class A +....................     54,461
   19,819 Avanex Corp. +...............................     82,249
    4,387 Boston Communications Group, Inc. +/(1)/.....     71,376
    3,418 Centennial Communications Corp., Class A +...      7,349
   64,854 Cincinnati Bell, Inc. +......................    330,755
    2,330 ClearOne Communications, Inc. +/(1)/.........      3,029
   69,273 Crown Castle International Corp. +...........    577,044
    5,691 CT Communications, Inc.......................     60,951

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
    3,594 EMS Technologies, Inc. +..................... $   44,781
   45,049 Finisar Corp. +/(1)/.........................     77,484
   29,133 Foundry Networks, Inc. +/(1)/................    448,357
   14,001 General Communication, Inc. +................     78,966
    4,762 Golden Telecom, Inc. +.......................    116,669
    4,782 Hickory Tech Corp............................     46,194
    4,011 Inet Technologies, Inc. +....................     36,019
   21,247 Infonet Services Corp., Class B +............     30,808
    5,153 Intrado, Inc. +/(1)/.........................     69,720
    7,280 Ixia +.......................................     45,209
    9,570 Lightbridge, Inc. +..........................     76,943
    6,801 MasTec, Inc. +...............................     32,033
    6,271 Metro One Telecommunications, Inc. +.........     33,926
   30,684 MRV Communications, Inc. +/(1)/..............     70,266
    8,216 Netro Corp. +................................     24,155
   22,899 Nextel Partners, Inc., Class A +.............    124,800
    5,129 North Pittsburgh Systems, Inc................     73,550
   12,786 Plantronics, Inc. +..........................    275,283
   22,155 Powerwave Technologies, Inc. +...............    153,977
   16,318 Price Communications Corp. +.................    209,034
   40,355 Proxim Corp., Class A +......................     60,936
   15,986 PTEK Holdings, Inc. +........................     80,729
   21,666 RCN Corp. +/(1)/.............................     33,582
   19,126 Remec, Inc. +................................    131,204
    3,994 RMH Teleservices, Inc. +/(1)/................     16,256
    1,116 Shenandoah Telecommunications Co.............     51,336
   10,628 Somera Communications, Inc. +/(1)/...........     16,484
   61,236 Sonus Networks, Inc. +.......................    284,747
    5,684 Spectralink Corp. +..........................     56,840
   27,914 Stratex Networks, Inc. +.....................     90,720
    2,488 Stratos Lightwave, Inc. +/(1)/...............     13,062
    4,540 SureWest Communications /(1)/................    145,280
   53,858 Sycamore Networks, Inc. +....................    228,896
    7,773 Talk America Holdings, Inc. +/(1)/...........     69,413
   15,718 Tekelec +....................................    225,082
   26,415 Tellium, Inc. +..............................     26,943
   22,024 Terayon Communication Systems +..............     65,191
   14,421 Time Warner Telecom, Inc., Class A +/(1)/....     83,642
    4,345 Tollgrade Communications, Inc. +.............     79,948
    6,585 Triton PCS Holdings, Inc., Class A +.........     30,620
   19,864 UbiquiTel, Inc. +/(1)/.......................     22,844
   30,139 US Unwired, Inc., Class A +..................     13,563
    6,248 ViaSat, Inc. +/(1)/..........................     75,901

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   18,055 Western Wireless Corp., Class A +/(1)/....... $  193,008
                                                        ----------
                                                         6,654,846
                                                        ----------
          TEXTILE - PRODUCTS - 0.17%
    2,951 Angelica Corp................................     52,764
    2,064 Culp, Inc. +/(1)/............................     12,074
    6,607 G&K Services, Inc., Class A..................    193,123
    4,001 Quaker Fabric Corp. +........................     25,806
    2,667 UniFirst Corp................................     48,006
   10,790 Wellman, Inc. /(1)/..........................    121,388
                                                        ----------
                                                           453,161
                                                        ----------
          THERAPEUTICS - 1.26%
   26,452 Abgenix, Inc. +..............................    284,359
   23,458 Amylin Pharmaceuticals, Inc. +/(1)/..........    465,407
   12,272 BioMarin Pharmaceutical, Inc. +..............    140,269
   11,239 Cell Therapeutics, Inc. +/(1)/...............    140,600
    9,179 CV Therapeutics, Inc. +/(1)/.................    296,941
    9,904 Esperion Therapeutics, Inc. +................    130,931
   17,319 ImClone Systems, Inc. +/(1)/.................    493,591
    9,347 Medicines Co. +/(1)/.........................    218,720
    9,531 Neurocrine Biosciences, Inc. +...............    483,126
    9,942 NPS Pharmaceuticals, Inc. +/(1)/.............    214,350
    4,705 Onyx Pharmaceuticals, Inc. +/(1)/............     47,520
    5,066 Trimeris, Inc. +/(1)/........................    249,906
   13,027 Vicuron Phamaceuticals, Inc. +/(1)/..........    186,807
                                                        ----------
                                                         3,352,527
                                                        ----------
          TOBACCO - 0.25%
   13,956 Dimon, Inc...................................     97,692
    3,835 Standard Commercial Corp.....................     68,647
    8,874 Universal Corp...............................    371,643
    7,239 Vector Group, Ltd. /(1)/.....................    123,063
                                                        ----------
                                                           661,045
                                                        ----------
          UTILITIES - COMMUNICATION - 0.06%
    3,712 Commonwealth Telephone Enterprises, Inc. +...    155,941
                                                        ----------
          UTILITIES - ELECTRIC - 1.45%
    9,079 Black Hills Corp.............................    272,824
    3,984 Central Vermont Public Service Corp..........     74,859
    5,542 CH Energy Group, Inc./ (1)/..................    248,392
   13,742 Cleco Corp...................................    239,111
   24,216 DQE, Inc./ (1)/..............................    398,111

--------------------------------------------------------------------------------

                                                                             73
May 31, 2003
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
--------------------------------------------------------------------
          UTILITIES - ELECTRIC - Continued
   15,853 El Paso Electric Co. +....................... $    188,651
    7,540 Empire District Electric Co./ (1)/...........      159,848
    9,256 Headwaters, Inc. +...........................      175,771
    5,492 MGE Energy, Inc..............................      172,169
    8,400 Otter Tail Corp..............................      236,376
    5,623 Plug Power, Inc. +/(1)/......................       30,533
   12,282 PNM Resources, Inc...........................      326,087
   34,586 Sierra Pacific Resources +/(1)/..............      186,764
    4,095 UIL Holdings Corp./ (1)/.....................      180,712
    9,656 UniSource Energy Corp........................      182,016
   18,950 Weststar Energy, Inc.........................      301,684
   10,626 WPS Resources Corp...........................      456,706
                                                        ------------
                                                           3,830,614
                                                        ------------
          UTILITIES - GAS, DISTRIBUTION - 0.96%
   20,932 AGL Resources, Inc...........................      546,953
    1,436 EnergySouth, Inc.............................       40,150
    8,610 Northwest Natural Gas Co.....................      239,788
   12,667 Northwestern Corp./ (1)/.....................       33,948
    5,337 NUI Corp.....................................       84,271
   10,423 Piedmont Natural Gas Co., Inc................      408,894
    6,234 SEMCO Energy, Inc./ (1)/.....................       44,885
    4,096 South Jersey Industries, Inc.................      152,658
   13,729 Southern Union Co. +.........................      223,783
   11,131 Southwest Gas Corp...........................      236,534
   16,450 WGL Holdings, Inc............................      456,652
    3,022 World Fuel Services Corp.....................       74,674
                                                        ------------
                                                           2,543,190
                                                        ------------
          UTILITIES - MISCELLANEOUS - 0.06%
    5,669 Casella Waste Systems, Inc., Class A +.......       50,171
    9,090 Walter Industries, Inc.......................      107,262
                                                        ------------
                                                             157,433
                                                        ------------
          WATER SERVICES - 0.20%
    5,173 American States Water Co.....................      131,912
    4,815 California Water Service Group...............      135,783
    2,617 Connecticut Water Service, Inc...............       67,362
    2,616 Middlesex Water Co...........................       61,162
    2,230 Pico Holdings, Inc. +........................       31,131
      699 SJW Corp.....................................       59,939
    3,326 Southwest Water Co./ (1)/....................       44,835
                                                        ------------
                                                             532,124
                                                        ------------

  NUMBER                                                     MARKET
 OF SHARES                                                   VALUE
----------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost $257,043,497).......................... $232,761,046
                                                          ------------
            PREFERRED STOCK - 0.00%
            REAL ESTATE INVESTMENT TRUSTS - 0.00%
        778 Prime Retail, Inc. 8.50%:
            (Cost $29,954)...............................        4,512
                                                          ------------
            WARRANTS - 0.00%
            FINANCE COMPANIES - 0.00%
        255 Imperial Credit Industries, Inc. +...........            0
                                                          ------------
            INFORMATION PROCESSING - SOFTWARE - 0.00%
        491 Microstrategy, Inc. +........................           88
                                                          ------------
            UTILITIES - COMMUNICATION - 0.00%
        698 Focal Communications Corp. +/(1)/............            0
                                                          ------------
            TOTAL WARRANTS
            (Cost $0)....................................           88
                                                          ------------
    PAR
   VALUE
------------
            CORPORATE BONDS - 0.01%
            INFORMATION PROCESSING - SOFTWARE - 0.01%
$    20,800 Microstrategy, Inc.:
             7.50% due 6/24/07
             (Cost $0)...................................       17,680
                                                          ------------
            SHORT-TERM INVESTMENTS - 25.92%
            COLLECTIVE INVESTMENT POOL - 17.32%
 45,910,374 Securities Lending Quality Trust /(2)/.......   45,910,374
                                                          ------------
            COMMERCIAL PAPER - 7.92%
            Emerson Electric Company:
             1.21% due 6/10/03 @.........................    9,996,975
 11,000,000 UBS Finance, Inc.:
             1.34% due 6/02/03 @.........................   10,999,591
                                                          ------------
                                                            20,996,566
                                                          ------------

   PAR                                                     MARKET
  VALUE                                                    VALUE
--------------------------------------------------------------------
           U.S. TREASURY BILLS - 0.68%
           United States Treasury Bills:
$1,050,000  1.14% due 6/26/03 @......................... $ 1,049,169
   140,000  1.11% due 6/19/03 @.........................     139,923
   110,000  1.09% due 6/19/03 @.........................     109,940
   100,000  1.07% due 7/03/03 @.........................      99,905
    75,000  1.06% due 7/03/03 @.........................      74,929
    75,000   1.04% due 7/17/03 @........................      74,900
    10,000   1.02% due 7/17/03 @........................       9,987
    30,000   1.00% due 7/03/03 @........................      29,973
    25,000   0.99% due 7/10/03 @........................      24,973
    25,000   0.98% due 7/10/03 @........................      24,974
   100,000   0.98% due 7/17/03 @........................      99,875
    45,000   0.94% due 7/10/03 @........................      44,954
                                                         -----------
                                                           1,783,502
                                                         -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $68,690,442)...........................  68,690,442
                                                         -----------

--------------------------------------------------------------------------------

74
                                                                   May 31, 2003
           SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                                      MARKET
  VALUE                                                     VALUE
----------------------------------------------------------------------
           REPURCHASE AGREEMENT - 3.15%
$8,360,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.16%, dated
            05/30/03, to be repurchased 06/02/03 in the
            amount of $8,360,808 and collateralized by
            Federal Home Loan Bank Notes, bearing
            interest at 1.40%, due 05/04/04 and having
            an approximate value of $8,615,033@
            (Cost $8,360,000)........................... $   8,360,000
                                                         -------------
           TOTAL INVESTMENTS
           (Cost $334,123,893) - 116.91%................   309,833,768
           Liabilities in excess of other
            assets, net -(16.91)%.......................  (44,815,940)
                                                         -------------
           NET ASSETS - 100%............................ $ 265,017,828
                                                         -------------
           + Non-income producing.
           @ The security or a portion thereof
            represents collateral for open futures
            contracts.
           ADR - American Depository Receipt
           /(1)/ The security or a portion thereof is
            out on loan (see Note 2).
           /(2)/ The security is purchased with the
            cash collateral received from securities
            loaned (see Note 2).
           /(3)/ Fair Valued Security (See Note 2).

     Open Futures Contracts
                                                      Value
                                                      as of
     Number of              Expiration  Value at     May 31,    Unrealized
     Contracts Description     Date    Trade Date     2003     Appreciation
     ----------------------------------------------------------------------
       143     Russell 2000
       Long    Index        June 2003  $26,497,440 $31,535,075  $5,037,635

                                                                ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                             75
May 31, 2003
                SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          COMMON STOCK - 96.55%
          ADVERTISING - 0.75%
   76,410 Interpublic Group of Cos., Inc...... $ 1,050,638
   22,230 Omnicom Group, Inc..................   1,551,876
                                               -----------
                                                 2,602,514
                                               -----------
          AIRLINES - 0.02%
    5,000 Delta Air Lines, Inc................      66,800
                                               -----------
          APPAREL & PRODUCTS - 0.38%
   23,700 Nike, Inc., Class B @...............   1,326,963
                                               -----------
          AUTOMOTIVE - 0.26%
    9,280 Borg-Warner, Inc....................     539,354
    9,810 SPX Corp. +.........................     377,979
                                               -----------
                                                   917,333
                                               -----------
          BANKS - 5.56%
   60,000 Bank of America Corp................   4,452,000
   39,500 Comerica, Inc.......................   1,827,665
   55,000 FleetBoston Financial Corp..........   1,626,350
   17,580 HSBC Holdings, PLC ADR /(1)/........   1,041,967
   57,500 Mellon Financial Corp...............   1,562,275
   13,610 Providian Financial Corp. +.........     123,034
   35,000 State Street Bank & Trust Co........   1,340,850
   19,241 SunTrust Bks., Inc..................   1,140,991
   14,400 Synovus Financial Corp. /(1)/.......     328,608
    9,872 Wachovia Corp.......................     396,657
   85,743 Wells Fargo & Co....................   4,141,387
    5,000 Westamerica Bancorp. /(1)/..........     222,150
   23,950 Zions Bancorp.......................   1,221,929
                                               -----------
                                                19,425,863
                                               -----------
          BEVERAGES - 4.75%
  171,094 Coca-Cola Bottling Co...............   7,796,753
   11,331 Coca-Cola Enterprises, Inc..........     212,456
   84,040 Pepsi Bottling Group, Inc...........   1,713,576
  155,810 PepsiCo, Inc........................   6,886,802
                                               -----------
                                                16,609,587
                                               -----------
          BROADCASTING - 1.01%
   47,740 Clear Channel Communications, Inc. +   1,943,018
   49,700 Comcast Corp., Class A +............   1,496,467
    4,250 Cumulus Media, Inc., Class A +......      76,882

 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          BROADCASTING - Continued
      950 Univision Communications, Inc.,
           Class A +/(1)/................ $    28,358
                                          -----------
                                            3,544,725
                                          -----------
          BUILDING MATERIALS - 1.51%
    2,850 Lafarge North America, Inc.....      89,718
   55,840 Lowe's Cos., Inc...............   2,359,798
   28,800 Masco Corp.....................     708,480
   58,140 Vulcan Materials Co. /(1)/.....   2,130,250
                                          -----------
                                            5,288,246
                                          -----------
          CHEMICAL - 0.98%
   89,060 Ashland, Inc...................   2,890,888
   11,840 Invitrogen Corp. +/(1)/........     461,997
   24,740 W.R. Grace & Co. +.............      80,652
                                          -----------
                                            3,433,537
                                          -----------
          COMMERCIAL SERVICES - 0.74%
   79,650 Cendant Corp. +................   1,338,120
   45,000 Concord EFS, Inc. +............     680,400
   30,000 Convergys Corp. +..............     536,400
      980 Fluor Corp.....................      34,780
                                          -----------
                                            2,589,700
                                          -----------
          CONGLOMERATES - 4.09%
   10,020 3M Co..........................   1,267,229
  453,871 General Electric Co............  13,026,098
                                          -----------
                                           14,293,327
                                          -----------
          DRUGS - 8.80%
   60,930 Abbott Laboratories............   2,714,432
   38,920 Allergan, Inc..................   2,806,521
   60,000 Amgen, Inc. +..................   3,882,600
  172,890 Bristol-Myers Squibb Co........   4,425,984
    2,916 Eli Lilly and Co...............     174,289
   40,150 MedImmune, Inc. +..............   1,423,318
    2,732 Merck & Co., Inc...............     151,845
  300,958 Pfizer, Inc....................   9,335,717
  100,000 Schering-Plough Corp...........   1,845,000
   91,490 Wyeth..........................   4,011,836
                                          -----------
                                           30,771,542
                                          -----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 2.80%
   54,710 Agilent Technologies, Inc. +............ $   991,892
    5,000 Amphenol Corp., Class A +/(1)/..........     236,250
   34,260 Applera Corp. - Applied
           Biosystems Group.......................     667,042
    1,470 AVX Corp. /(1)/.........................      17,714
   13,218 Hawaiian Electric Industries, Inc. /(1)/     605,384
  175,000 JDS Uniphase Corp. +....................     677,250
    6,580 Johnson Controls, Inc...................     547,785
    9,170 Mettler-Toledo International, Inc. +....     328,561
   40,290 OGE Energy Corp.........................     850,925
   37,490 Paxar Corp. +/(1)/......................     421,388
   88,640 Pitney Bowes, Inc.......................   3,404,662
   65,000 Power-One, Inc. +.......................     449,150
   14,040 Sanmina-SCI Corp. +/(1)/................      80,309
    9,410 Thermo Electron Corp. +.................     198,551
   10,500 Waters Corp. +..........................     297,780
                                                   -----------
                                                     9,774,643
                                                   -----------
          FERTILIZERS - 0.07%
   26,890 IMC Global, Inc.........................     235,019
                                                   -----------
          FINANCE COMPANIES - 0.96%
  118,205 MBNA Corp...............................   2,370,010
    8,350 Student Loan Corp. /(1)/................     994,485
                                                   -----------
                                                     3,364,495
                                                   -----------
          FINANCIAL SERVICES - 8.54%
   10,000 American Express Co.....................     416,600
   50,060 Capital One Financial Corp..............   2,411,390
   46,240 Charles Schwab Corp.....................     448,528
  278,210 Citigroup, Inc..........................  11,412,174
   35,000 Fannie Mae..............................   2,590,000
   38,000 Freddie Mac.............................   2,272,780
   15,000 Goldman Sachs Group, Inc................   1,222,500
   27,060 H & R Block, Inc........................   1,107,837
   80,000 JP Morgan Chase & Co....................   2,628,800
   12,610 Lehman Brothers Holdings, Inc...........     903,254
   38,750 Merrill Lynch & Co., Inc................   1,677,875
   60,000 Morgan Stanley..........................   2,745,000
                                                   -----------
                                                    29,836,738
                                                   -----------

--------------------------------------------------------------------------------

76
          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          FOODS - 1.44%
   50,000 General Mills, Inc.................... $ 2,339,000
    4,630 Hershey Foods Corp....................     329,193
   87,920 McCormick & Co., Inc..................   2,365,048
                                                 -----------
                                                   5,033,241
                                                 -----------
          FREIGHT - 0.20%
   34,050 Airborne, Inc.........................     699,046
                                                 -----------
          HEALTHCARE - 1.76%
   27,300 Anthem, Inc. +........................   2,002,455
    9,000 Health Management Associates, Inc.,
           Class A..............................     167,850
   41,200 Laboratory Corp. of America Holdings +   1,324,580
   57,580 McKesson Corp.........................   1,745,826
   24,950 Oxford Health Plans, Inc. +...........     923,898
                                                 -----------
                                                   6,164,609
                                                 -----------
          HOME BUILDERS - 0.07%
    3,790 KB Home...............................     236,875
                                                 -----------
          HOSPITAL MANAGEMENT - 0.18%
   16,300 HCA, Inc..............................     537,900
    3,470 LifePoint Hospitals, Inc. +/(1)/......      74,085
                                                 -----------
                                                     611,985
                                                 -----------
          HOSPITAL SUPPLIES - 3.07%
   23,690 AmerisourceBergen Corp................   1,485,126
   45,350 Baxter International, Inc.............   1,149,169
   70,000 Becton, Dickinson and Co..............   2,800,000
   16,225 Cardinal Health, Inc..................     936,345
   80,304 Johnson & Johnson.....................   4,364,522
                                                 -----------
                                                  10,735,162
                                                 -----------
          HOUSEHOLD PRODUCTS - 4.53%
   47,730 Colgate-Palmolive Co..................   2,845,663
  130,000 Gillette Co...........................   4,369,300
   50,000 Kimberly-Clark Corp...................   2,596,500
   65,410 Procter & Gamble Co...................   6,005,946
                                                 -----------
                                                  15,817,409
                                                 -----------
          INFORMATION PROCESSING -
          HARDWARE - 4.45%
   12,600 Apple Computer, Inc. +................     226,422
  120,000 Dell Computer Corp. +.................   3,754,800
  183,162 Hewlett-Packard Co....................   3,571,659

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - Continued
   75,000 International Business Machines Corp... $ 6,603,000
    7,500 Lexmark International, Inc., Class A +.     558,000
  192,552 Sun Microsystems, Inc. +...............     833,750
                                                  -----------
                                                   15,547,631
                                                  -----------
          INFORMATION PROCESSING -
          SERVICES - 3.55%
   23,450 Ariba, Inc. +..........................      87,234
    7,040 Ceridian Corp. +.......................     121,440
   42,160 Earthlink, Inc. +/(1)/.................     284,158
   35,410 eBay, Inc. +...........................   3,601,551
   85,540 First Data Corp........................   3,543,067
   34,920 Fiserv, Inc. +/(1)/....................   1,155,503
   37,490 SunGard Data Systems, Inc. +...........     862,270
   20,370 Symantec Corp. +.......................     921,131
   21,410 Synopsys, Inc. +.......................   1,312,219
    6,600 Total Systems Services, Inc. /(1)/.....     137,214
   33,340 Unisys Corp. +.........................     376,409
      870 VeriSign, Inc. +.......................      13,033
                                                  -----------
                                                   12,415,229
                                                  -----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.05%
    9,410 Adobe Systems, Inc.....................     332,079
   18,070 Autodesk, Inc. /(1)/...................     269,424
  420,660 Microsoft Corp.........................  10,352,442
  217,600 Oracle Corp. +.........................   2,830,976
   30,500 Sybase, Inc. +.........................     385,825
                                                  -----------
                                                   14,170,746
                                                  -----------
          INSURANCE - 5.43%
   68,200 Ace, Ltd...............................   2,489,300
   42,160 American International Group, Inc. #...   2,440,221
   33,240 Arthur J. Gallagher & Co...............     905,790
   52,360 Chubb Corp.............................   3,352,611
   24,770 Hartford Financial Services Group, Inc.   1,155,273
   50,000 Jefferson-Pilot Corp...................   2,109,500
   62,000 John Hancock Financial Services, Inc...   1,875,500
   31,180 Lincoln National Corp..................   1,085,064
   25,964 Marsh & McLennan Cos., Inc.............   1,301,575
    7,500 MGIC Investment Corp. /(1)/............     405,150
   15,120 PMI Group, Inc.........................     463,579

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          INSURANCE - Continued
   28,340 St. Paul Cos., Inc................... $ 1,036,677
   28,080 UnumProvident Corp...................     362,232
                                                -----------
                                                 18,982,472
                                                -----------
          LEISURE AND TOURISM - 1.55%
   18,720 COX Communications, Inc., Class A +..     579,946
    1,460 Electronic Arts, Inc. +..............     100,098
   64,550 Mattel, Inc..........................   1,388,470
  119,970 McDonald's Corp......................   2,247,038
    7,780 Polaris Industries, Inc. /(1)/.......     467,656
   26,000 Sabre Holdings Corp., Class A +......     642,980
                                                -----------
                                                  5,426,188
                                                -----------
          MACHINERY - 0.88%
   26,670 Crane Co.............................     556,870
   55,800 Dover Corp...........................   1,691,298
    5,960 Ingersoll-Rand Co., Class A..........     261,048
   14,570 Pentair, Inc.........................     566,190
                                                -----------
                                                  3,075,406
                                                -----------
          MEDICAL - BIOMEDICAL/GENE - 0.77%
    7,600 Affymetrix, Inc. +/(1)/..............     172,900
   23,450 Genentech, Inc. +....................   1,468,205
   22,390 Genzyme Corp. +......................   1,063,301
                                                -----------
                                                  2,704,406
                                                -----------
          MEDICAL TECHNOLOGY - 0.63%
   33,730 Guidant Corp. +......................   1,426,105
   12,440 Quest Diagnostics, Inc. +/(1)/.......     788,198
                                                -----------
                                                  2,214,303
                                                -----------
          METALS - 0.07%
   37,720 Allegheny Technologies, Inc..........     248,198
                                                -----------
          MULTIMEDIA - 2.70%
  211,264 AOL Time Warner, Inc. +..............   3,215,438
   44,855 Viacom, Inc., Class B +..............   2,041,800
  213,290 Walt Disney Co.......................   4,191,148
                                                -----------
                                                  9,448,386
                                                -----------
          OIL AND GAS - 1.98%
   12,710 Cooper Cameron Corp. +...............     693,839
   19,850 Diamond Offshore Drilling, Inc. /(1)/     451,389
   48,370 Helmerich & Payne, Inc...............   1,493,665
   14,040 Oneok, Inc. /(1)/....................     285,995

--------------------------------------------------------------------------------

                                                                             77
May 31, 2003
         SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          OIL AND GAS - Continued
   42,900 Tidewater, Inc....................... $ 1,416,558
   88,360 Transocean, Inc. +...................   2,064,973
   14,040 Valero Energy Corp...................     526,500
                                                -----------
                                                  6,932,919
                                                -----------
          PAPER/FOREST PRODUCTS - 0.14%
   50,990 Louisiana-Pacific Corp. +............     491,544
                                                -----------
          POLLUTION CONTROL - 0.16%
   56,200 Allied Waste Industries, Inc. +......     555,256
                                                -----------
          RAILROADS & EQUIPMENT - 0.55%
   47,780 Burlington Northern Santa Fe Corp....   1,409,988
   15,400 CSX Corp.............................     504,350
                                                -----------
                                                  1,914,338
                                                -----------
          REAL ESTATE INVESTMENT TRUSTS - 0.41%
   25,000 First Industrial Realty Trust, Inc...     753,500
   74,170 Host Marriott Corp. +................     667,530
                                                -----------
                                                  1,421,030
                                                -----------
          RETAIL - 6.54%
   50,540 CVS Corp.............................   1,319,094
   19,250 Dollar General Corp..................     359,975
   12,000 Dollar Tree Stores, Inc. +...........     348,000
   18,720 Express Scripts, Inc., Class A +/(1)/   1,225,037
   44,890 Kohl's Corp. +.......................   2,349,991
   10,070 Kroger Co. +.........................     161,624
   82,180 May Department Stores Co. +..........   1,782,484
      400 RadioShack Corp. +...................       9,640
   31,758 Sears, Roebuck and Co. /(1)/.........     952,105
   46,140 Staples, Inc. +......................     894,655
   48,720 SUPERVALU, Inc.......................     967,092
   51,570 Target Corp..........................   1,889,009
  163,320 Wal-Mart Stores, Inc.................   8,592,265
   42,000 Walgreen Co..........................   1,293,180
   51,270 Winn-Dixie Stores, Inc. /(1)/........     724,958
                                                -----------
                                                 22,869,109
                                                -----------
          SAVINGS & LOAN - 0.63%
   13,060 Independence Community Bank Corp.....     369,598
   45,000 Washington Mutual, Inc...............   1,835,100
                                                -----------
                                                  2,204,698
                                                -----------
          SCHOOLS - 0.23%
   16,800 Education Management Corp. +.........     798,672
                                                -----------
          SECURITIES RELATED - 0.14%
   13,450 T. Rowe Price Group, Inc.............     493,884
                                                -----------

  NUMBER                                              MARKET
 OF SHARES                                            VALUE
---------------------------------------------------------------
            SEMICONDUCTORS - 2.65%
     26,130 Advanced Micro Devices, Inc. +/(1)/... $    190,226
     74,960 Applied Materials, Inc. +.............    1,166,378
    262,400 Intel Corp............................    5,468,416
     24,590 KLA-Tencor Corp. +/(1)/...............    1,136,796
     69,160 LSI Logic Corp. +.....................      442,624
     20,950 Micron Technology, Inc. +@............      237,154
     14,200 Novellus Systems, Inc. +..............      492,030
      4,730 Teradyne, Inc. +......................       81,119
     26,750 Transmeta Corp. +.....................       41,730
                                                   ------------
                                                      9,256,473
                                                   ------------
            TELECOMMUNICATIONS - 3.66%
     30,426 AT&T Corp.............................      593,003
     86,430 AT&T Wireless Services, Inc. +........      671,561
    260,000 Cisco Systems, Inc. +.................    4,232,800
    139,235 Motorola, Inc.........................    1,186,282
     49,000 Nextel Communications, Inc.,
             Class A +............................      734,510
      3,780 QUALCOMM, Inc. +......................      126,932
     84,000 RF Micro Devices, Inc. +/(1)/.........      473,760
    126,140 Verizon Communications, Inc...........    4,774,399
                                                   ------------
                                                     12,793,247
                                                   ------------
            UTILITIES - COMMUNICATION - 1.00%
    137,890 SBC Communications, Inc...............    3,510,679
                                                   ------------
            UTILITIES - ELECTRIC - 0.94%
     37,780 DQE, Inc. /(1)/.......................      621,103
    113,790 Puget Energy, Inc.....................    2,668,376
                                                   ------------
                                                      3,289,479
                                                   ------------
            UTILITIES - GAS, DISTRIBUTION - 0.21%
     28,080 AGL Resources, Inc....................      733,730
                                                   ------------
            UTILITIES - GAS, PIPELINE - 0.76%
    104,230 National Fuel Gas Co..................    2,665,161
                                                   ------------
            TOTAL COMMON STOCK
            (Cost $344,346,158)...................  337,542,543
                                                   ------------
    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 4.70%
            COLLECTIVE INVESTMENT POOL - 3.05%
$10,667,660 Securities Lending Quality Trust/ (2)/   10,667,660
                                                   ------------
            COMMERCIAL PAPER - 1.43%
  5,000,000 UBS Finance, Inc. +:
            1.34% due 6/2/03 @....................    4,999,814
                                                   ------------

    PAR                                                   MARKET
   VALUE                                                  VALUE
--------------------------------------------------------------------
            U.S. TREASURY BILLS - 0.22%
            United States Treasury Bills :
$   700,000 1.14% due 6/26/03 @....................... $     699,446
     10,000 1.00% due 7/3/03 @........................         9,991
     60,000 1.01% due 7/3/03 @........................        59,946
                                                       -------------
                                                             769,383
                                                       -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $16,436,857)........................    16,436,857
                                                       -------------
            REPURCHASE AGREEMENT - 1.71%
  5,985,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.16%, dated
             05/30/03, to be repurchased 06/02/03
             in the amount of $5,985,579 and
             collateralized by Federal National Mtg.
             Assn. Notes, bearing interest at 5.13%,
             due 8/20/12 and having an
             approximate value of $6,165,225 @
             (Cost $5,985,000)........................     5,985,000
                                                       -------------
            TOTAL INVESTMENTS
            (Cost $366,768,015) - 102.96%.............   359,964,400
            Liabilities in excess of other assets,
             net - (2.96)%............................  (10,354,500)
                                                       -------------
            NET ASSETS - 100%......................... $ 349,609,900
                                                       -------------
            + Non-income producing.
            # Security represents an investment in an affiliated
             company.
            @ The security or a portion thereof represents
             collateral for open futures contracts.
            ADR - American Depository Receipt
            /(1)/ The security or a portion thereof is out on loan
             (see Note 2).
            /(2)/ The security is purchased with the cash collateral
             received from securities loaned (see Note 2).

     Open Futures Contracts
                                                  Value as of
     Number of             Expiration  Value at     May 31,    Unrealized
     Contracts Description    Date    Trade Date     2003     Appreciation
     ---------------------------------------------------------------------
       50 Long   S&P 500      June
                 Index        2003    $10,769,364 $12,041,250  $1,271,886
                                                               ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

78
                                                                   May 31, 2003
                  STOCK INDEX FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
          COMMON STOCK - 99.28%
          ADVERTISING - 0.21%
  156,000 Interpublic Group of Cos., Inc. $    2,145,000
   76,100 Omnicom Group, Inc.............      5,312,541
                                          --------------
                                               7,457,541
                                          --------------
          AEROSPACE/DEFENSE - 1.68%
  340,100 Boeing Co......................     10,430,867
   81,300 General Dynamics Corp..........      5,432,466
   47,500 Goodrich Corp..................        867,825
  346,200 Honeywell International, Inc...      9,070,440
  184,400 Lockheed Martin Corp...........      8,559,848
   73,800 Northrop Grumman Corp..........      6,490,710
  164,300 Raytheon Co....................      5,264,172
   72,600 Rockwell Collins, Inc..........      1,668,348
  190,400 United Technologies Corp.......     12,994,800
                                          --------------
                                              60,779,476
                                          --------------
          AIRLINES - 0.16%
   50,000 Delta Air Lines, Inc...........        668,000
  313,500 Southwest Airlines Co. /(1)/...      5,037,945
                                          --------------
                                               5,705,945
                                          --------------
          APPAREL & PRODUCTS - 0.57%
  357,700 Gap, Inc.......................      6,080,900
   52,200 Jones Apparel Group, Inc. +....      1,532,592
  211,700 Limited, Inc...................      3,230,542
   43,200 Liz Claiborne, Inc.............      1,464,048
  107,000 Nike, Inc., Class B............      5,990,930
   24,300 Reebok International, Ltd. +...        770,310
   43,900 VF Corp........................      1,671,273
                                          --------------
                                              20,740,595
                                          --------------
          APPLIANCES/FURNISHINGS - 0.11%
   78,800 Leggett & Platt, Inc...........      1,739,116
   31,600 Maytag Corp....................        772,936
   27,600 Whirlpool Corp.................      1,570,440
                                          --------------
                                               4,082,492
                                          --------------
          AUTOMOTIVE - 0.84%
  117,400 AutoNation, Inc. +.............      1,634,208
   39,400 AutoZone, Inc. +...............      3,296,992
   29,700 Cooper Tire & Rubber Co........        471,933
   61,600 Danaher Corp. /(1)/............      4,122,272
  226,400 Delphi Automotive Systems Corp.      1,996,848

 NUMBER                                        MARKET
OF SHARES                                      VALUE
---------------------------------------------------------
          AUTOMOTIVE - Continued
  742,600 Ford Motor Co................... $    7,797,300
  226,700 General Motors Corp.............      8,009,311
   70,700 Genuine Parts Co................      2,323,909
   70,900 Goodyear Tire & Rubber Co. /(1)/        462,268
   52,200 Visteon Corp....................        321,030
                                           --------------
                                               30,436,071
                                           --------------
          BANKS - 6.90%
  143,800 AmSouth Bancorp.................      3,209,616
  607,900 Bank of America Corp............     45,106,180
  310,000 Bank of New York Co., Inc.......      8,971,400
  471,000 Bank One Corp...................     17,596,560
  190,600 BB&T Corp. /(1)/................      6,516,614
   91,500 Charter One Financial, Inc......      2,787,090
   70,700 Comerica, Inc...................      3,271,289
  233,800 Fifth Third Bancorp.............     13,443,500
   50,800 First Tennessee National Corp...      2,375,408
  424,700 FleetBoston Financial Corp......     12,558,379
   95,300 Huntington Bancshares, Inc......      1,954,603
  171,900 KeyCorp.........................      4,538,160
   88,300 Marshall & Ilsley Corp..........      2,649,000
  174,400 Mellon Financial Corp...........      4,738,448
  247,400 National City Corp..............      8,367,068
   65,400 North Fork Bancorp., Inc........      2,162,778
   89,400 Northern Trust Corp.............      3,411,504
  114,900 PNC Financial Services Group....      5,658,825
  116,900 Providian Financial Corp. +.....      1,056,776
   89,400 Regions Financial Corp..........      3,132,576
  139,800 SouthTrust Corp.................      4,016,454
  134,400 State Street Bank & Trust Co....      5,148,864
  114,200 SunTrust Bks., Inc..............      6,772,060
  123,300 Synovus Financial Corp. /(1)/...      2,813,706
  775,100 U.S. Bancorp....................     18,369,870
   80,200 Union Planters Corp.............      2,580,836
  550,500 Wachovia Corp...................     22,119,090
  684,700 Wells Fargo & Co................     33,071,010
   36,800 Zions Bancorp...................      1,877,536
                                           --------------
                                              250,275,200
                                           --------------
          BEVERAGES - 2.85%
   14,700 Adolph Coors Co., Class B.......        809,676
  346,300 Anheuser-Busch Cos., Inc........     18,225,769
   24,400 Brown-Forman Corp., Class B.....      1,924,184
1,003,200 Coca-Cola Bottling Co...........     45,715,824

 NUMBER                                        MARKET
OF SHARES                                      VALUE
---------------------------------------------------------
          BEVERAGES - Continued
  181,800 Coca-Cola Enterprises, Inc...... $    3,408,750
  113,500 Pepsi Bottling Group, Inc.......      2,314,265
  698,900 PepsiCo, Inc....................     30,891,380
                                           --------------
                                              103,289,848
                                           --------------
          BROADCASTING - 1.13%
  247,900 Clear Channel
           Communications, Inc. +.........     10,089,530
  934,000 Comcast Corp., Class A +........     28,122,740
   92,700 Univision Communications, Inc.,
           Class A + /(1)/................      2,767,095
                                           --------------
                                               40,979,365
                                           --------------
          BUILDING MATERIALS - 0.65%
   29,300 American Standard Cos., Inc. +..      2,167,907
  316,000 Lowe's Cos., Inc................     13,354,160
  199,000 Masco Corp......................      4,895,400
   60,600 Sherwin-Williams Co.............      1,659,228
   41,100 Vulcan Materials Co.............      1,505,904
                                           --------------
                                               23,582,599
                                           --------------
          CHEMICAL - 1.47%
   92,000 Air Products and Chemicals, Inc.      4,010,280
   27,600 Ashland, Inc....................        895,896
  368,700 Dow Chemical Co.................     11,724,660
  402,500 E.I. du Pont de Nemours and Co..     16,961,350
   31,300 Eastman Chemical Co.............      1,023,197
   52,700 Ecolab, Inc.....................      2,832,625
   51,700 Engelhard Corp..................      1,300,255
   20,300 Great Lakes Chemical Corp. /(1)/        467,509
   44,200 Hercules, Inc. +................        439,790
  105,800 Monsanto Co.....................      2,121,290
   68,600 PPG Industries, Inc.............      3,336,018
   65,500 Praxair, Inc....................      3,929,345
   89,400 Rohm and Haas Co................      2,899,242
   29,000 Sigma-Aldrich Corp. /(1)/.......      1,516,990
                                           --------------
                                               53,458,447
                                           --------------
          COMMERCIAL SERVICES - 1.37%
   23,000 Ball Corp.......................      1,138,960
  416,800 Cendant Corp. +.................      7,002,240
   68,900 Cintas Corp. /(1)/..............      2,550,678
  205,900 Concord EFS, Inc. +.............      3,113,208
   70,200 Convergys Corp. +...............      1,255,176
   23,200 Deluxe Corp.....................      1,089,704

--------------------------------------------------------------------------------

                                                                             79
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED
May 31, 2003


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          COMMERCIAL SERVICES - Continued
   32,500 Fluor Corp.......................... $    1,153,425
   61,100 Moody's Corp........................      3,186,365
   47,700 Quintiles Transnational Corp. +.....        674,955
  454,800 United Parcel Service, Inc., Class B     28,393,164
                                               --------------
                                                   49,557,875
                                               --------------
          CONGLOMERATES - 4.41%
  157,900 3M Co...............................     19,969,613
   28,500 Eaton Corp..........................      2,392,005
4,026,800 General Electric Co.................    115,569,160
   37,200 ITT Industries, Inc.................      2,330,952
   75,000 Loews Corp..........................      3,607,500
   55,000 Textron, Inc........................      1,916,750
  807,800 Tyco International, Ltd.............     14,298,060
                                               --------------
                                                  160,084,040
                                               --------------
          DRUGS - 8.60%
  632,700 Abbott Laboratories.................     28,186,785
   52,400 Allergan, Inc.......................      3,778,564
  520,800 Amgen, Inc. +.......................     33,700,968
  783,900 Bristol-Myers Squibb Co.............     20,067,840
  454,600 Eli Lilly and Co....................     27,171,442
  146,900 Forest Laboratories, Inc. +.........      7,418,450
   97,400 King Pharmaceuticals, Inc. +........      1,393,794
  101,700 MedImmune, Inc. +...................      3,605,265
  908,700 Merck & Co., Inc....................     50,505,546
3,226,060 Pfizer, Inc.........................    100,072,381
  593,500 Schering-Plough Corp................     10,950,075
   43,300 Watson Pharmaceuticals, Inc. +......      1,602,966
  536,400 Wyeth...............................     23,521,140
                                               --------------
                                                  311,975,216
                                               --------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.32%
  189,000 Agilent Technologies, Inc. +........      3,426,570
   79,400 American Power Conversion Corp. +...      1,231,494
   84,700 Applera Corp. - Applied
           Biosystems Group...................      1,649,109
   76,000 Comverse Technology, Inc. +.........      1,155,960
  170,300 Emerson Electric Co. +..............      8,906,690
   80,200 Jabil Circuit, Inc. +...............      1,683,398
  572,700 JDS Uniphase Corp. +................      2,216,349
   36,000 Johnson Controls, Inc...............      2,997,000
   19,500 Millipore Corp. +...................        793,650

 NUMBER                                      MARKET
OF SHARES                                    VALUE
-------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
   77,600 Molex, Inc.................... $    2,123,136
   63,800 NVIDIA Corp. +................      1,669,646
   47,700 Parker Hannifin Corp..........      1,928,511
   51,200 Perkinelmer, Inc..............        654,848
   95,700 Pitney Bowes, Inc.............      3,675,837
   67,800 PMC-Sierra, Inc. +............        736,308
   32,300 Power-One, Inc. +.............        223,193
  206,100 Sanmina-SCI Corp. +/(1)/......      1,178,892
  334,300 Solectron Corp. +.............      1,337,200
   93,300 Symbol Technologies, Inc......      1,250,220
   35,200 Tektronix, Inc. +.............        742,016
   66,200 Thermo Electron Corp. +.......      1,396,820
   23,600 Thomas & Betts Corp. +........        362,968
   37,000 W. W. Grainger, Inc...........      1,727,900
   52,300 Waters Corp. +................      1,483,228
  297,600 Xerox Corp. +.................      3,252,768
                                         --------------
                                             47,803,711
                                         --------------
          FINANCE COMPANIES - 0.49%
  517,000 MBNA Corp.....................     10,365,850
   62,200 SLM Corp......................      7,464,000
                                         --------------
                                             17,829,850
                                         --------------
          FINANCIAL SERVICES - 7.24%
  531,900 American Express Co...........     22,158,954
   40,200 Bear Stearns Cos., Inc........      3,106,254
   89,800 Capital One Financial Corp....      4,325,666
2,080,200 Citigroup, Inc................     85,329,804
   51,200 Countrywide Financial Corp....      3,770,880
   57,600 Equifax, Inc..................      1,458,432
  402,600 Fannie Mae....................     29,792,400
   44,600 Federated Investors, Inc......      1,242,556
  281,500 Freddie Mac...................     16,836,515
  191,000 Goldman Sachs Group, Inc......     15,566,500
   72,300 H & R Block, Inc..............      2,959,962
   96,800 Janus Capital Group, Inc......      1,505,240
  807,900 JP Morgan Chase & Co..........     26,547,594
   98,100 Lehman Brothers Holdings, Inc.      7,026,903
  375,200 Merrill Lynch & Co., Inc......     16,246,160
  438,400 Morgan Stanley................     20,056,800
  152,300 Paychex, Inc..................      4,648,196
                                         --------------
                                            262,578,816
                                         --------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          FOODS - 1.51%
  261,300 Archer-Daniels-Midland Co.......... $    3,127,761
  166,100 Campbell Soup Co...................      4,144,195
  217,300 ConAgra Foods, Inc.................      5,273,871
  149,200 General Mills, Inc.................      6,979,576
  142,200 H J Heinz Co.......................      4,702,554
   55,100 Hershey Foods Corp.................      3,917,610
  165,200 Kellogg Co.........................      5,815,040
   56,700 McCormick & Co., Inc...............      1,525,230
  316,700 Sara Lee Corp......................      5,770,274
  264,500 Sysco Corp.........................      8,183,630
   91,200 Wm. Wrigley Jr. Co.................      5,152,800
                                              --------------
                                                  54,592,541
                                              --------------
          FREIGHT - 0.23%
  120,800 FedEx Corp.........................      7,728,784
   25,300 Ryder System, Inc..................        671,968
                                              --------------
                                                   8,400,752
                                              --------------
          HARDWARE & TOOLS - 0.09%
   31,800 Black & Decker Corp................      1,377,258
   23,600 Snap-on, Inc.......................        717,676
   35,800 Stanley Works......................      1,000,968
                                              --------------
                                                   3,095,902
                                              --------------
          HEALTHCARE - 0.31%
   57,200 Anthem, Inc. +.....................      4,195,620
   21,600 Bausch & Lomb, Inc. +/(1)/.........        819,504
   96,600 Health Management Associates, Inc.,
           Class A                                 1,801,590
   36,500 Manor Care, Inc. +.................        864,685
  117,800 McKesson Corp......................      3,571,696
                                              --------------
                                                  11,253,095
                                              --------------
          HEAVY DUTY TRUCKS/PARTS - 0.12%
   60,100 Dana Corp..........................        535,491
   27,600 Navistar International Corp. +.....        850,632
   46,900 PACCAR, Inc........................      3,108,063
                                              --------------
                                                   4,494,186
                                              --------------
          HOME BUILDERS - 0.13%
   25,000 Centex Corp........................      1,940,750
   19,300 KB Home............................      1,206,250
   24,800 Pulte Homes, Inc...................      1,626,632
                                              --------------
                                                   4,773,632
                                              --------------

--------------------------------------------------------------------------------

80
                                                                   May 31, 2003
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
          HOSPITAL MANAGEMENT - 0.28%
  207,700 HCA, Inc................................ $    6,854,100
  191,700 Tenet Healthcare Corp. +................      3,199,473
                                                   --------------
                                                       10,053,573
                                                   --------------
          HOSPITAL SUPPLIES - 3.73%
   44,600 AmerisourceBergen Corp..................      2,795,974
  240,000 Baxter International, Inc...............      6,081,600
  103,000 Becton, Dickinson and Co................      4,120,000
  104,800 Biomet, Inc.............................      2,882,000
  165,000 Boston Scientific Corp. +...............      8,596,500
  182,900 Cardinal Health, Inc....................     10,555,159
   20,900 CR Bard, Inc............................      1,466,135
1,202,000 Johnson & Johnson.......................     65,328,700
  493,500 Medtronic, Inc..........................     24,048,255
   71,800 St. Jude Medical, Inc. +................      4,027,980
   80,100 Stryker Corp............................      5,393,934
                                                   --------------
                                                      135,296,237
                                                   --------------
          HOUSEHOLD PRODUCTS - 2.90%
   23,700 Alberto-Culver Co., Class B.............      1,211,070
   26,700 American Greetings Corp., Class A +/(1)/        473,391
   95,200 Avon Products, Inc......................      5,801,488
   89,000 Clorox Co...............................      3,974,740
  217,800 Colgate-Palmolive Co....................     12,985,236
   60,400 Fortune Brands, Inc.....................      3,164,960
  422,600 Gillette Co.............................     14,203,586
   38,200 International Flavors &
           Fragrances, Inc........................      1,199,098
  208,100 Kimberly-Clark Corp.....................     10,806,633
  108,200 Newell Rubbermaid, Inc..................      3,083,700
  523,200 Procter & Gamble Co.....................     48,040,224
   23,600 Tupperware Corp.........................        374,768
                                                   --------------
                                                      105,318,894
                                                   --------------
          HUMAN RESOURCES - 0.03%
   70,100 Robert Half International, Inc. +.......      1,188,195
                                                   --------------
          INFORMATION PROCESSING -
          HARDWARE - 3.63%
  145,900 Apple Computer, Inc. +..................      2,621,823
1,043,700 Dell Computer Corp. +...................     32,657,373
  131,200 Gateway, Inc. +.........................        438,208
1,235,101 Hewlett-Packard Co......................     24,084,470
  683,900 International Business
           Machines Corp..........................     60,210,556

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------------------------------------------------------------------------
          INFORMATION PROCESSING - HARDWARE - Continued
   51,000 Lexmark International, Inc., Class A +............ $    3,794,400
  137,300 Network Appliance, Inc. +/(1)/....................      2,338,219
1,292,900 Sun Microsystems, Inc. +..........................      5,598,257
                                                             --------------
                                                                131,743,306
                                                             --------------
          INFORMATION PROCESSING - SERVICES - 1.66%
   75,700 Computer Sciences Corp. +.........................      3,005,290
  124,900 eBay, Inc. +......................................     12,703,579
  192,800 Electronic Data Systems Corp......................      3,884,920
  890,100 EMC Corp. +.......................................      9,630,882
  304,400 First Data Corp...................................     12,608,248
   77,500 Fiserv, Inc. +/(1)/...............................      2,564,475
   45,000 Monster Worldwide, Inc. +.........................        893,700
   39,500 NCR Corp. +.......................................        990,265
  114,600 SunGard Data Systems, Inc +.......................      2,635,800
   59,700 Symantec Corp. +..................................      2,699,634
  132,000 Unisys Corp. +....................................      1,490,280
  239,100 Yahoo!, Inc. +/(1)/...............................      7,137,135
                                                             --------------
                                                                 60,244,208
                                                             --------------
          INFORMATION PROCESSING - SOFTWARE - 4.75%
   93,500 Adobe Systems, Inc................................      3,299,615
   45,900 Autodesk, Inc. +/(1)/.............................        684,369
  242,700 Automatic Data Processing, Inc....................      8,470,230
   94,400 BMC Software, Inc. +..............................      1,601,024
   69,200 Citrix Systems, Inc. +............................      1,510,636
  232,600 Computer Associates International, Inc............      5,040,442
  153,000 Compuware Corp. +.................................        928,710
   98,900 IMS Health, Inc...................................      1,764,376
   83,200 Intuit, Inc. +....................................      3,834,688
   34,100 Mercury Interactive Corp. +/(1)/..................      1,340,471
4,330,400 Microsoft Corp. @.................................    106,571,144
  149,000 Novell, Inc. +....................................        496,170
2,132,100 Oracle Corp. +....................................     27,738,621
  106,300 Parametric Technology Corp. +.....................        345,475
  126,600 PeopleSoft, Inc. +................................      2,071,176
  196,100 Siebel Systems, Inc. +............................      1,841,379
  166,500 Veritas Software Corp. +..........................      4,620,375
                                                             --------------
                                                                172,158,901
                                                             --------------

 NUMBER                                                         MARKET
OF SHARES                                                       VALUE
--------------------------------------------------------------------------
          INSURANCE - 5.41%
  106,300 Ace, Ltd.......................................... $   3,879,950
   60,900 Aetna, Inc........................................     3,496,878
  208,900 AFLAC, Inc........................................     6,874,899
  284,500 Allstate Corp.....................................    10,239,155
   42,900 AMBAC Financial Group, Inc........................     2,861,859
1,055,500 American International Group, Inc. #..............    61,092,340
  125,300 Aon Corp..........................................     3,215,198
   69,200 Chubb Corp........................................     4,430,876
   56,500 CIGNA Corp........................................     3,169,650
   65,400 Cincinnati Financial Corp.........................     2,427,648
  113,100 Hartford Financial Services Group, Inc............     5,274,984
   65,700 Humana, Inc. +....................................       853,443
   58,000 Jefferson-Pilot Corp..............................     2,447,020
  116,500 John Hancock Financial Services, Inc..............     3,524,125
   71,600 Lincoln National Corp.............................     2,491,680
  217,300 Marsh & McLennan Cos., Inc........................    10,893,249
   58,700 MBIA, Inc.........................................     2,937,935
  307,500 MetLife, Inc......................................     8,600,775
   40,700 MGIC Investment Corp..............................     2,198,614
  129,600 Principal Financial Group, Inc....................     4,116,096
   88,100 Progressive Corp..................................     6,343,200
  229,100 Prudential Financial, Inc. +......................     7,679,432
   55,900 Safeco Corp.......................................     2,020,226
   91,700 St. Paul Cos., Inc................................     3,354,386
   47,900 Torchmark Corp....................................     1,849,898
  407,100 Travelers Property Casualty Corp., Class B........     6,582,807
  123,200 UnitedHealth Group, Inc...........................    11,819,808
  116,300 UnumProvident Corp................................     1,500,270
   60,200 Wellpoint Health Networks, Inc., Class A +........     5,137,468
   55,000 Xl Capital, Ltd., Class A.........................     4,787,750
                                                             -------------
                                                               196,101,619
                                                             -------------
          LEISURE AND TOURISM - 1.56%
   36,500 Brunswick Corp....................................       801,175
  254,300 Carnival Corp.....................................     7,781,580
   69,200 Darden Restaurants, Inc...........................     1,370,852
   57,900 Electronic Arts, Inc. +...........................     3,969,624
  122,500 Harley-Davidson, Inc..............................     5,164,600
   45,200 Harrah's Entertainment, Inc. +....................     1,812,068
   70,100 Hasbro, Inc.......................................     1,122,301

--------------------------------------------------------------------------------

                                                                             81
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS  - CONTINUED
May 31, 2003


 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------------------------------------------------------------------------
          LEISURE AND TOURISM - Continued
  152,300 Hilton Hotels Corp................................ $    2,110,878
   34,300 International Game Technology +...................      3,019,772
   94,600 Marriott International, Inc., Class A.............      3,698,860
  177,000 Mattel, Inc.......................................      3,807,270
  513,600 McDonald's Corp...................................      9,619,728
   57,700 Sabre Holdings Corp., Class A +...................      1,426,921
  156,800 Starbucks Corp. +.................................      3,863,709
   80,800 Starwood Hotels & Resorts Worldwide, Inc., Class B      2,341,584
   46,700 Wendy's International, Inc........................      1,406,137
  119,600 Yum! Brands, Inc. +...............................      3,344,016
                                                             --------------
                                                                 56,661,075
                                                             --------------
          MACHINERY - 0.83%
  139,300 Caterpillar, Inc..................................      7,264,495
   37,800 Cooper Industries, Ltd., Class A..................      1,507,842
   24,100 Crane Co..........................................        503,208
   16,800 Cummins, Inc. /(1)/...............................        575,904
   96,800 Deere & Co........................................      4,227,256
   81,900 Dover Corp........................................      2,482,389
  124,400 Illinois Tool Works, Inc..........................      7,719,020
   68,500 Ingersoll-Rand Co., Class A.......................      3,000,300
   49,800 Pall Corp.........................................      1,081,656
   75,100 Rockwell Automation, Inc..........................      1,776,115
                                                             --------------
                                                                 30,138,185
                                                             --------------
          MEDICAL - BIOMEDICAL/GENE - 0.18%
   60,300 Biogen, Inc. +....................................      2,559,132
   86,800 Genzyme Corp. +...................................      4,122,132
                                                             --------------
                                                                  6,681,264
                                                             --------------
          MEDICAL TECHNOLOGY - 0.41%
   75,600 Chiron Corp. +....................................      3,333,204
  124,200 Guidant Corp. +...................................      5,251,176
   42,600 Quest Diagnostics, Inc. +/(1)/....................      2,699,136
   79,000 Zimmer Holdings, Inc. +...........................      3,543,940
                                                             --------------
                                                                 14,827,456
                                                             --------------
          METALS - 0.52%
  341,900 Alcoa, Inc........................................      8,414,159
   32,600 Allegheny Technologies, Inc.......................        214,508
   58,600 Freeport-McMoRan Copper & Gold, Inc., Class
           B +/(1)/.........................................      1,286,270
  162,600 Newmont Mining Corp. /(1)/........................      4,822,716

 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          METALS - Continued
   31,600 Nucor Corp..................... $ 1,505,424
   36,000 Phelps Dodge Corp. +...........   1,312,200
   41,400 United States Steel Corp.......     652,050
   34,800 Worthington Industries, Inc....     519,564
                                          -----------
                                           18,726,891
                                          -----------
          MISCELLANEOUS - 0.10%
  118,100 Eastman Kodak Co. /(1)/........   3,618,584
                                          -----------
          MULTIMEDIA - 2.50%
1,808,900 AOL Time Warner, Inc. +........  27,531,458
  108,200 Gannett Co., Inc...............   8,547,800
   78,500 McGraw-Hill Cos., Inc..........   4,961,985
   20,100 Meredith Corp..................     883,797
  712,700 Viacom, Inc., Class B +........  32,442,104
  826,500 Walt Disney Co.................  16,240,725
                                          -----------
                                           90,607,869
                                          -----------
          OIL AND GAS - 6.03%
   36,100 Amerada Hess Corp..............   1,768,900
  100,600 Anadarko Petroleum Corp........   4,957,568
   64,700 Apache Corp....................   4,265,024
  136,300 Baker Hughes, Inc..............   4,504,715
   63,900 BJ Services Co. +..............   2,601,369
   81,500 Burlington Resources, Inc......   4,343,135
  432,200 ChevronTexaco Corp.............  30,660,268
  273,900 ConocoPhillips.................  14,782,383
   93,200 Devon Energy Corp..............   4,846,400
  150,300 Dynegy, Inc., Class A..........     748,494
  242,400 El Paso Corp. /(1)/............   2,108,880
   46,700 EOG Resources, Inc.............   2,012,770
2,722,800 Exxon Mobil Corp...............  99,109,920
  176,600 Halliburton Co.................   4,215,442
   40,600 Kerr-McGee Corp................   1,931,748
   49,400 Kinder Morgan, Inc.............   2,521,870
  126,300 Marathon Oil Corp..............   3,249,699
   25,800 McDermott International, Inc. +     156,606
   58,500 Nabors Industries, Ltd. +......   2,637,180
   54,200 Noble Corp. +..................   1,932,772
  152,900 Occidental Petroleum Corp......   5,158,846
   14,400 Peoples Energy Corp............     614,016
   37,900 Rowan Cos., Inc. +.............     907,326
  235,600 Schlumberger, Ltd..............  11,454,872
   30,900 Sunoco, Inc....................   1,138,356

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          OIL AND GAS - Continued
  129,100 Transocean, Inc. +................ $    3,017,067
  104,400 Unocal Corp.......................      3,141,396
                                             --------------
                                                218,787,022
                                             --------------
          PAPER/FOREST PRODUCTS - 0.70%
   44,400 Avery Dennison Corp...............      2,463,312
   21,500 Bemis Co., Inc....................        984,270
   23,600 Boise Cascade Corp................        579,852
  101,200 Georgia-Pacific Corp..............      1,750,760
  193,700 International Paper Co............      7,102,979
   42,300 Louisiana-Pacific Corp. +.........        407,772
   81,000 Meadwestvaco Corp.................      2,028,240
   64,200 Pactiv Corp. +....................      1,255,110
   74,800 Plum Creek Timber Co., Inc........      1,974,720
   33,900 Sealed Air Corp. +................      1,487,871
   21,800 Temple-Inland, Inc................      1,016,752
   88,600 Weyerhaeuser Co...................      4,463,668
                                             --------------
                                                 25,515,306
                                             --------------
          POLLUTION CONTROL - 0.19%
   84,600 Allied Waste Industries, Inc. +...        835,848
  240,700 Waste Management, Inc.............      6,130,629
                                             --------------
                                                  6,966,477
                                             --------------
          PUBLISHING - 0.39%
   33,100 Dow Jones & Co., Inc..............      1,507,705
   33,000 Knight-Ridder, Inc................      2,324,520
   61,200 New York Times Co., Class A.......      2,931,480
   45,800 R. R. Donnelley & Sons Co.........      1,142,710
  123,300 Tribune Co........................      6,150,204
                                             --------------
                                                 14,056,619
                                             --------------
          RAILROADS & EQUIPMENT - 0.47%
  151,700 Burlington Northern Santa Fe Corp.      4,476,667
   86,800 CSX Corp..........................      2,842,700
  157,400 Norfolk Southern Corp.............      3,450,208
  102,700 Union Pacific Corp................      6,263,673
                                             --------------
                                                 17,033,248
                                             --------------
          REAL ESTATE INVESTMENT TRUSTS - 0.32%
   38,000 Apartment Investment & Management
           Co., Class A.....................      1,338,740
  166,600 Equity Office Properties Trust....      4,483,206

--------------------------------------------------------------------------------

82
                                                                   May 31, 2003
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - Continued
  109,600 Equity Residential................. $    2,902,208
   74,600 Simon Property Group, Inc..........      2,806,452
                                              --------------
                                                  11,530,606
                                              --------------
          RETAIL - 6.19%
  153,400 Albertson's, Inc...................      3,201,458
  119,000 Bed Bath & Beyond, Inc. +..........      4,978,960
  130,100 Best Buy Co., Inc. +...............      5,034,870
   47,000 Big Lots, Inc. +...................        639,670
   85,200 Circuit City Stores, Inc...........        612,588
  184,400 Costco Wholesale Corp. +...........      6,832,020
  159,100 CVS Corp...........................      4,152,510
   34,200 Dillard's, Inc., Class A...........        456,912
  134,900 Dollar General Corp................      2,522,630
   69,600 Family Dollar Stores, Inc..........      2,536,920
   77,000 Federated Department Stores, Inc. +      2,502,500
  941,100 Home Depot, Inc....................     30,576,339
  108,600 JC Penney Co., Inc.................      1,880,952
  136,500 Kohl's Corp. +.....................      7,145,775
  308,800 Kroger Co. +.......................      4,956,240
  116,600 May Department Stores Co...........      2,529,054
   54,800 Nordstrom, Inc.....................      1,022,020
  124,900 Office Depot, Inc. +...............      1,673,660
   68,200 RadioShack Corp. +.................      1,643,620
  178,500 Safeway, Inc. +....................      3,362,940
  128,000 Sears, Roebuck and Co. /(1)/.......      3,837,440
  191,500 Staples, Inc. +....................      3,713,185
   54,100 SUPERVALU, Inc.....................      1,073,885
  367,800 Target Corp........................     13,472,514
   58,700 Tiffany & Co.......................      1,923,012
  212,600 TJX Cos., Inc......................      3,869,320
   85,900 Toys "R" Us, Inc. +................        999,876
1,786,100 Wal-Mart Stores, Inc...............     93,966,721
  414,700 Walgreen Co........................     12,768,613
   57,000 Winn-Dixie Stores, Inc. /(1)/......        805,980
                                              --------------
                                                 224,692,184
                                              --------------
          SAVINGS & LOAN - 0.56%
   62,100 Golden West Financial Corp.........      4,830,759
  383,100 Washington Mutual, Inc.............     15,622,818
                                              --------------
                                                  20,453,577
                                              --------------
          SCHOOLS - 0.11%
   70,500 Apollo Group, Inc., Class A +......      4,118,610
                                              --------------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
          SECURITIES RELATED - 0.30%
  543,700 Charles Schwab Corp............ $    5,273,890
  104,200 Franklin Resources, Inc........      3,893,954
   49,500 T. Rowe Price Group, Inc. /(1)/      1,817,640
                                          --------------
                                              10,985,484
                                          --------------
          SEMICONDUCTORS - 3.36%
  139,000 Advanced Micro Devices, Inc. +.      1,011,920
  154,800 Altera Corp. +/(1)/............      2,984,544
  147,400 Analog Devices, Inc. +.........      5,682,270
  667,800 Applied Materials, Inc. +......     10,390,968
  122,900 Applied Micro Circuits Corp. +.        616,958
  111,600 Broadcom Corp., Class A +......      2,731,968
2,680,800 Intel Corp.....................     55,867,872
   77,000 KLA-Tencor Corp. +/(1)/........      3,559,710
  126,600 Linear Technology Corp. +/(1)/.      4,603,176
  150,500 LSI Logic Corp. +..............        963,200
  130,700 Maxim Integrated Products, Inc.      5,124,747
  245,900 Micron Technology, Inc. +......      2,783,588
   73,500 National Semiconductor Corp. +.      1,834,560
   60,500 Novellus Systems, Inc. +/(1)/..      2,096,325
   38,000 QLogic Corp. +/(1)/............      1,903,420
   74,000 Teradyne, Inc. +...............      1,269,100
  700,500 Texas Instruments, Inc.........     14,360,250
  136,500 Xilinx, Inc. +.................      4,077,255
                                          --------------
                                             121,861,831
                                          --------------
          TELECOMMUNICATIONS - 4.84%
  324,500 ADC Telecommunications, Inc. +.        872,905
  125,800 Alltel Corp....................      6,023,304
   39,800 Andrew Corp. +/(1)/............        395,612
  311,800 AT&T Corp......................      6,076,982
1,096,200 AT&T Wireless Services, Inc. +.      8,517,474
  150,800 Avaya, Inc. +..................        998,296
  753,100 BellSouth Corp.................     19,964,681
   57,700 CenturyTel, Inc................      1,942,759
  175,400 Ciena Corp. +..................      1,008,550
2,877,800 Cisco Systems, Inc. +..........     46,850,584
  114,200 Citizens Communications Co. +..      1,406,944
  485,000 Corning, Inc. +/(1)/...........      3,545,350
1,674,000 Lucent Technologies, Inc. +....      3,699,540
  931,000 Motorola, Inc..................      7,932,120
  415,600 Nextel Communications, Inc.,
           Class A +.....................      6,229,844
  319,200 QUALCOMM, Inc. +...............     10,718,736

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          TELECOMMUNICATIONS - Continued
  686,100 Qwest Communications
           International, Inc. +........... $    3,080,589
   61,800 Scientific-Atlanta, Inc..........      1,216,842
  404,300 Sprint Corp. (PCS Group) +/(1)/..      1,803,178
  166,700 Tellabs, Inc. +..................      1,323,598
1,107,000 Verizon Communications, Inc......     41,899,950
                                            --------------
                                               175,507,838
                                            --------------
          TOBACCO - 1.05%
  837,100 Altria Group, Inc................     34,572,230
   34,300 R.J. Reynolds Tobacco
           Holdings, Inc. /(1)/............      1,169,287
   67,900 UST, Inc.........................      2,397,549
                                            --------------
                                                38,139,066
                                            --------------
          UTILITIES - COMMUNICATION - 1.08%
1,343,500 SBC Communications, Inc..........     34,205,510
  362,000 Sprint Corp. (FON Group).........      4,908,720
                                            --------------
                                                39,114,230
                                            --------------
          UTILITIES - ELECTRIC - 2.62%
  220,100 AES Corp. +......................      1,743,192
   50,900 Allegheny Energy, Inc............        442,321
   64,400 Ameren Corp......................      2,930,200
  157,300 American Electric Power Co., Inc.      4,567,992
  153,000 Calpine Corp. +/(1)/.............        795,600
  123,200 Centerpoint Energy, Inc..........      1,176,560
   68,100 Cinergy Corp. /(1)/..............      2,583,714
   58,300 CMS Energy Corp. /(1)/...........        461,736
   86,400 Cons. Edison, Inc................      3,714,336
   66,700 Constellation Energy Group, Inc..      2,211,105
  124,300 Dominion Resources, Inc..........      7,830,900
   67,800 DTE Energy Co....................      2,937,774
  360,800 Duke Energy Corp.................      6,992,304
  131,900 Edison International, Inc. +.....      2,147,332
   89,900 Entergy Corp.....................      4,646,931
  130,700 Exelon Corp......................      7,489,110
  120,500 FirstEnergy Corp.................      4,435,605
   73,800 FPL Group, Inc...................      4,905,486
  163,500 Mirant Corp. +/(1)/..............        565,710
  100,700 NiSource, Inc....................      1,974,727
  164,900 PG&E Corp. +.....................      2,803,300
   36,600 Pinnacle West Capital Corp.......      1,385,676
   66,600 PPL Corp.........................      2,693,304

--------------------------------------------------------------------------------

                                                                             83
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS  - CONTINUED
May 31, 2003


  NUMBER                                              MARKET
 OF SHARES                                            VALUE
----------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
     96,000 Progress Energy, Inc................. $    4,516,800
     90,100 Public Service Enterprise
             Group, Inc..........................      3,849,973
    288,700 Southern Co..........................      9,088,276
     71,100 TECO Energy, Inc. /(1)/..............        919,323
    130,300 TXU Corp.............................      2,637,272
    161,400 Xcel Energy, Inc.....................      2,483,946
                                                  --------------
                                                      94,930,505
                                                  --------------
            UTILITIES - GAS, DISTRIBUTION - 0.14%
     63,300 Keyspan Corp.........................      2,229,426
     17,800 Nicor, Inc...........................        633,858
     83,400 Sempra Energy........................      2,274,318
                                                  --------------
                                                       5,137,602
                                                  --------------
            UTILITIES - GAS, PIPELINE - 0.05%
    209,100 Williams Cos., Inc...................      1,653,981
                                                  --------------
            TOTAL COMMON STOCK...................
            (Cost $2,889,374,067)................  3,601,077,638
                                                  --------------
    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 1.87%
            COLLECTIVE INVESTMENT POOL - 1.41%
$51,206,792 Securities Lending Quality Trust/(2)/ $   51,206,792
                                                  --------------
            COMMERCIAL PAPER - 0.42%
 10,100,000 Eksportfinans A S:
             1.20% due 6/6/03 @..................     10,098,316
  5,000,000 UBS Finance, Inc.:
             1.34% due 6/2/03 @..................      4,999,814
                                                  --------------
                                                      15,098,130
                                                  --------------

                                                           MARKET
 PAR VALUE                                                 VALUE
---------------------------------------------------------------------
            U.S. TREASURY BILLS - 0.04%
            United States Treasury Bills:
$   125,000   1.11% due 6/19/03 @..................... $      124,931
    500,000   1.07% due 7/3/03 @......................        499,527
    100,000   1.00% due 7/3/03 @......................         99,911
     25,000   0.99% due 7/10/03 @.....................         24,973
     45,000   0.98% due 7/10/03 @.....................         44,952
    700,000   0.98% due 7/17/03 @.....................        699,124
    110,000   0.94% due 7/10/03 @.....................        109,888
                                                       --------------
                                                            1,603,306
                                                       --------------
            TOTAL SHORT-TERM INVESTMENTS
             (Cost $67,908,228).......................     67,908,228
                                                       --------------
            REPURCHASE AGREEMENT - 0.11%
  3,799,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 1.16%
             dated 05/30/03, to be repurchased
             06/02/03 in the amount of
             $3,799,367 and collateralized by
             Federal National Mtg. Assn. Notes,
             bearing interest at 5.13%, due
             08/20/12 and having an
             approximate value of $3,918,038 @........
              (Cost $3,799,000).......................      3,799,000
                                                       --------------
            TOTAL INVESTMENTS
             (Cost $2,961,081,295) - 101.26%..........  3,672,784,866
            Liabilities in excess of other assets,
             net - (1.26)%............................   (45,647,973)
                                                       --------------
            NET ASSETS - 100%                          $3,627,136,893
                                                       --------------
            +  Non-income producing.
            #  Security represents an investment in
             an affiliated company.
            @ The security or a portion thereof
             represents collateral for open
             futures contracts.
            /(1)/ The security or a portion thereof is
             out on loan (see note 2).
            /(2)/ The security is purchased with the
             cash collateral received from
             securities loaned. (see Note 2).


     Open Futures Contracts
                                                     Value
                                                     as of
     Number of             Expiration  Value at     May 31,    Unrealized
     Contracts Description    Date    Trade Date     2003     Appreciation
     ---------------------------------------------------------------------
      97 Long    S&P 500
                 Index     June 2003  $21,658,192 $23,360,025  $1,701,833
                                                               ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

84
                     VALUE FUND - SCHEDULE OF INVESTMENTS
                                                                   May 31, 2003


 NUMBER                                    MARKET
OF SHARES                                  VALUE
---------------------------------------------------
          COMMON STOCK - 97.63%
          AEROSPACE/DEFENSE - 2.70%
    2,852 Boeing Co..................... $   87,471
      471 Goodrich Corp.................      8,605
    1,690 Honeywell International, Inc..     44,278
      688 Lockheed Martin Corp..........     31,937
      310 Northrop Grumman Corp.........     27,265
      161 Raytheon Co...................      5,158
      847 Rockwell Collins, Inc.........     19,464
    1,125 United Technologies Corp......     76,781
                                         ----------
                                            300,959
                                         ----------
          AIRLINES - 0.24%
    1,632 Southwest Airlines Co.........     26,226
                                         ----------
          APPAREL & PRODUCTS - 0.72%
      399 Jones Apparel Group, Inc. +...     11,715
    3,570 Limited, Inc..................     54,478
      368 VF Corp.......................     14,010
                                         ----------
                                             80,203
                                         ----------
          APPLIANCES/FURNISHINGS - 0.11%
      222 Whirlpool Corp................     12,632
                                         ----------
          AUTOMOTIVE - 0.50%
       71 AutoZone, Inc. +..............      5,941
    3,163 Ford Motor Co.................     33,212
      400 Lear Corp. +..................     15,912
                                         ----------
                                             55,065
                                         ----------
          BANKS - 10.91%
      315 AmSouth Bancorp...............      7,031
    3,234 Bank of America Corp..........    239,963
    4,267 Bank of New York Co., Inc.....    123,487
      722 Bank One Corp.................     26,974
      683 BB&T Corp.....................     23,352
    1,519 Comerica, Inc.................     70,284
      940 Fifth Third Bancorp...........     54,050
      491 First Tennessee National Corp.     22,959
    1,967 FleetBoston Financial Corp....     58,164
      305 M&T Bank Corp.................     27,160
      540 Mellon Financial Corp.........     14,672
    1,144 National City Corp............     38,690
      165 Northern Trust Corp...........      6,296
       71 PNC Financial Services Group..      3,497

 NUMBER                                      MARKET
OF SHARES                                    VALUE
-----------------------------------------------------
          BANKS - Continued
      492 Providian Financial Corp. +..... $    4,448
      750 State Street Bank & Trust Co....     28,732
    1,320 Synovus Financial Corp..........     30,122
       75 TCF Financial Corp..............      2,977
    8,531 U.S. Bancorp....................    202,185
    1,034 Wachovia Corp...................     41,546
    3,599 Wells Fargo & Co................    173,832
      276 Zions Bancorp...................     14,081
                                           ----------
                                            1,214,502
                                           ----------
          BEVERAGES - 2.18%
      296 Anheuser-Busch Cos., Inc........     15,578
    3,803 Coca-Cola Bottling Co...........    173,303
    1,939 Coca-Cola Enterprises, Inc......     36,356
      843 Pepsi Bottling Group, Inc.......     17,189
                                           ----------
                                              242,426
                                           ----------
          BROADCASTING - 1.19%
      928 Comcast Corp., Class A +........     27,942
      550 Comcast Corp., Class A Special +     15,851
    7,624 Liberty Media Corp., Series A +.     89,201
                                           ----------
                                              132,994
                                           ----------
          BUILDING MATERIALS - 0.31%
      384 Lowe's Cos., Inc................     16,228
      726 Masco Corp......................     17,860
                                           ----------
                                               34,088
                                           ----------
          CHEMICAL - 1.54%
    2,499 Dow Chemical Co.................     79,468
    1,181 E.I. du Pont de Nemours and Co..     49,768
      239 Eastman Chemical Co.............      7,813
      338 Hercules, Inc. +................      3,363
      627 PPG Industries, Inc.............     30,491
                                           ----------
                                              170,903
                                           ----------
          COAL - 0.05%
      265 Arch Coal, Inc..................      5,992
                                           ----------
          COMMERCIAL SERVICES - 0.06%
       56 Ball Corp.......................      2,773
      367 Owens-Illinois, Inc. +..........      4,202
                                           ----------
                                                6,975
                                           ----------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
          CONGLOMERATES - 4.48%
      387 3M Co............................ $   48,944
   10,874 General Electric Co..............    312,084
       38 Loews Corp.......................      1,828
       93 Textron, Inc.....................      3,241
    7,495 Tyco International, Ltd..........    132,661
                                            ----------
                                               498,758
                                            ----------
          DRUGS - 9.50%
    3,487 Abbott Laboratories..............    155,346
    2,709 Bristol-Myers Squibb Co..........     69,350
    1,193 Eli Lilly and Co.................     71,306
    1,698 King Pharmaceuticals, Inc. +.....     24,298
    3,642 Merck & Co., Inc.................    202,422
   11,921 Pfizer, Inc......................    369,789
    2,868 Schering-Plough Corp.............     52,915
    2,569 Wyeth............................    112,651
                                            ----------
                                             1,058,077
                                            ----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.03%
      630 Emerson Electric Co..............     32,949
      491 Flextronics International, Ltd. +      5,205
      470 Parker Hannifin Corp.............     19,002
      228 Pitney Bowes, Inc................      8,757
    9,108 Solectron Corp. +................     36,432
    1,077 Xerox Corp. +....................     11,772
                                            ----------
                                               114,117
                                            ----------
          FINANCE COMPANIES - 1.30%
    7,203 MBNA Corp........................    144,420
                                            ----------
          FINANCIAL SERVICES - 12.20%
      126 American Express Co..............      5,249
    1,439 Capital One Financial Corp.......     69,317
      570 CIT Group, Inc...................     13,674
   12,369 Citigroup, Inc...................    507,376
    3,459 Fannie Mae.......................    255,966
    2,278 Freddie Mac......................    136,247
       69 Goldman Sachs Group, Inc.........      5,624
      267 H & R Block, Inc.................     10,931
    6,161 JP Morgan Chase & Co.............    202,451
      199 Legg Mason, Inc..................     12,857
    2,854 Merrill Lynch & Co., Inc.........    123,578
      329 Morgan Stanley...................     15,052
                                            ----------
                                             1,358,322
                                            ----------

--------------------------------------------------------------------------------

                                                                             85
May 31, 2003
               VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                MARKET
OF SHARES                              VALUE
----------------------------------------------
          FOODS - 1.93%
    1,470 Archer-Daniels-Midland Co.. $ 17,596
      958 ConAgra Foods, Inc.........   23,251
      357 Del Monte Foods Co. +......    3,256
      794 H J Heinz Co...............   26,257
      232 Hershey Foods Corp.........   16,495
    1,288 Kellogg Co.................   45,338
    1,034 Kraft Foods, Inc., Class A.   33,502
    1,460 Sara Lee Corp..............   26,601
      395 Sysco Corp.................   12,221
      181 Unilever NV................   10,588
                                      --------
                                       215,105
                                      --------
          HEALTHCARE - 0.22%
      239 Caremark Rx, Inc. +........    5,397
      623 McKesson Corp..............   18,889
                                      --------
                                        24,286
                                      --------
          HOME BUILDERS - 0.05%
       65 Centex Corp................    5,046
                                      --------
          HOSPITAL MANAGEMENT - 0.16%
      550 HCA, Inc...................   18,150
                                      --------
          HOSPITAL SUPPLIES - 0.96%
      327 AmerisourceBergen Corp.....   20,500
      977 Baxter International, Inc..   24,757
    1,071 Cardinal Health, Inc.......   61,807
                                      --------
                                       107,064
                                      --------
          HOUSEHOLD PRODUCTS - 3.16%
      795 Colgate-Palmolive Co.......   47,398
    1,094 Fortune Brands, Inc........   57,325
      980 Gillette Co................   32,938
    1,328 Kimberly-Clark Corp........   68,963
      772 Newell Rubbermaid, Inc.....   22,002
    1,339 Procter & Gamble Co........  122,947
                                      --------
                                       351,573
                                      --------
          INFORMATION PROCESSING -
          HARDWARE - 2.49%
   12,683 Hewlett-Packard Co.........  247,319
    6,840 Sun Microsystems, Inc. +...   29,617
                                      --------
                                       276,936
                                      --------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 0.23%
      250 Computer Sciences Corp. +................. $  9,925
      362 Electronic Data Systems Corp..............    7,294
      164 SunGard Data Systems, Inc. +..............    3,772
      113 Symantec Corp. +..........................    5,110
                                                     --------
                                                       26,101
                                                     --------
          INFORMATION PROCESSING -
          SOFTWARE - 1.12%
    1,192 BMC Software, Inc. +......................   20,216
    4,830 Computer Associates International, Inc....  104,666
                                                     --------
                                                      124,882
                                                     --------
          INSURANCE - 6.97%
    2,182 Ace, Ltd..................................   79,643
       92 Berkshire Hathaway, Inc., Class B +.......  218,408
      803 CIGNA Corp................................   45,048
      118 Fidelity National Financial, Inc..........    3,651
      287 Hartford Financial Services Group, Inc....   13,386
      104 Jefferson-Pilot Corp......................    4,388
       55 John Hancock Financial Services, Inc......    1,664
      256 MBIA, Inc.................................   12,813
      710 MetLife, Inc..............................   19,859
      593 MGIC Investment Corp......................   32,034
      112 Old Republic International Corp...........    3,846
       87 Radian Group, Inc.........................    3,503
      243 Torchmark Corp............................    9,385
    1,750 Travelers Property Casualty Corp.,
           Class A +................................   28,577
   10,689 Travelers Property Casualty Corp., Class B  172,841
      523 UnitedHealth Group, Inc...................   50,176
      745 UnumProvident Corp........................    9,610
      247 Wellpoint Health Networks, Inc., Class A +   21,079
      534 Xl Capital, Ltd., Class A.................   46,485
                                                     --------
                                                      776,396
                                                     --------
          LEISURE AND TOURISM - 1.52%
        1 Carnival Corp.............................       31
      297 Darden Restaurants, Inc...................    5,884
      522 Harrah's Entertainment, Inc. +............   20,927
      840 Marriott International, Inc., Class A.....   32,844
    1,605 Mattel, Inc...............................   34,523
    2,585 McDonald's Corp...........................   48,417
      528 MGM Mirage, Inc. +........................   14,916

 NUMBER                                               MARKET
OF SHARES                                             VALUE
-------------------------------------------------------------
          LEISURE AND TOURISM - Continued
      575 Royal Caribbean Cruises, Ltd.............. $ 11,937
        5 Starwood Hotels & Resorts Worldwide, Inc.,
           Class B..................................      145
                                                     --------
                                                      169,624
                                                     --------
          MACHINERY - 0.53%
      430 Dover Corp................................   13,034
      904 Ingersoll-Rand Co., Class A...............   39,595
      268 Rockwell Automation, Inc..................    6,338
                                                     --------
                                                       58,967
                                                     --------
          MEDICAL TECHNOLOGY - 0.20%
      351 Quest Diagnostics, Inc. +.................   22,239
                                                     --------
          METALS - 0.60%
    1,895 Alcoa, Inc................................   46,636
      449 Barrick Gold Corp.........................    7,849
      246 Nucor Corp................................   11,719
                                                     --------
                                                       66,204
                                                     --------
          MISCELLANEOUS - 0.41%
      867 Eastman Kodak Co..........................   26,565
    4,477 Service Corp. International +.............   18,624
                                                     --------
                                                       45,189
                                                     --------
          MULTIMEDIA - 1.90%
    6,252 AOL Time Warner, Inc. +...................   95,155
      164 McGraw-Hill Cos., Inc.....................   10,366
    5,370 Walt Disney Co............................  105,521
                                                     --------
                                                      211,042
                                                     --------
          OIL AND GAS - 8.09%
      265 Amerada Hess Corp.........................   12,985
      146 BJ Services Co. +.........................    5,944
    1,180 Burlington Resources, Inc.................   62,882
    1,488 ChevronTexaco Corp........................  105,559
      961 ConocoPhillips............................   51,865
      294 Devon Energy Corp.........................   15,288
      898 El Paso Corp..............................    7,813
   10,182 Exxon Mobil Corp..........................  370,625
    2,776 Halliburton Co............................   66,263
      996 Marathon Oil Corp.........................   25,627
      417 Noble Corp. +.............................   14,870
      277 Occidental Petroleum Corp.................    9,346

--------------------------------------------------------------------------------

86
               VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   May 31, 2003


 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          OIL AND GAS - Continued
    1,200 Royal Dutch Petroleum Co. (NY)..... $    54,660
      630 Schlumberger, Ltd..................      30,630
      672 Transocean, Inc. +.................      15,705
    1,677 Unocal Corp........................      50,461
                                              -----------
                                                  900,523
                                              -----------
          PAPER/FOREST PRODUCTS - 1.12%
      455 Avery Dennison Corp................      25,243
      158 Boise Cascade Corp.................       3,882
      560 Georgia-Pacific Corp...............       9,688
      217 Sealed Air Corp. +.................       9,524
      840 Smurfit-Stone Container Corp. +....      12,449
    1,273 Weyerhaeuser Co....................      64,134
                                              -----------
                                                  124,920
                                              -----------
          POLLUTION CONTROL - 0.22%
      241 Republic Services, Inc., Class A +.       5,762
      750 Waste Management, Inc..............      19,103
                                              -----------
                                                   24,865
                                              -----------
          RAILROADS & EQUIPMENT - 1.27%
    1,497 Burlington Northern Santa Fe Corp..      44,177
      132 CSX Corp...........................       4,323
    1,561 Norfolk Southern Corp..............      34,217
      957 Union Pacific Corp.................      58,367
                                              -----------
                                                  141,084
                                              -----------
          REAL ESTATE INVESTMENT
          TRUSTS - 0.35%
       97 Boston Properties, Inc.............       4,066
    1,313 Equity Office Properties Trust.....      35,333
                                              -----------
                                                   39,399
                                              -----------
          RETAIL - 2.27%
      530 Albertson's, Inc...................      11,061
      148 Express Scripts, Inc., Class A +...       9,685
      785 Federated Department Stores, Inc. +      25,512
    1,285 Home Depot, Inc....................      41,750
    2,756 JC Penney Co., Inc.................      47,734
    1,992 Office Depot, Inc. +...............      26,693
      789 RadioShack Corp. +.................      19,015
    5,063 Rite Aid Corp. +...................      18,632
      640 Sears, Roebuck and Co..............      19,187
      212 Staples, Inc. +....................       4,111

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          RETAIL - Continued
      100 SUPERVALU, Inc...................... $     1,985
    1,524 TJX Cos., Inc.......................      27,737
                                               -----------
                                                   253,102
                                               -----------
          SAVINGS & LOAN - 1.17%
       11 GreenPoint Financial Corp...........         557
      753 Sovereign Bancorp, Inc..............      12,289
    2,874 Washington Mutual, Inc..............     117,202
                                               -----------
                                                   130,048
                                               -----------
          SEMICONDUCTORS - 0.06%
    1,030 LSI Logic Corp. +...................       6,592
                                               -----------
          TELECOMMUNICATIONS - 3.08%
      181 Amdocs, Ltd. +......................       3,531
      663 AT&T Corp...........................      12,922
    3,799 AT&T Wireless Services, Inc. +......      29,518
    4,350 BellSouth Corp......................     115,319
      623 CenturyTel, Inc.....................      20,976
    3,600 Motorola, Inc.......................      30,672
      783 Qwest Communications
           International, Inc. +..............       3,516
    3,353 Verizon Communications, Inc.........     126,911
                                               -----------
                                                   343,365
                                               -----------
          TOBACCO - 2.39%
    6,284 Altria Group, Inc...................     259,529
      203 R.J. Reynolds Tobacco Holdings, Inc.       6,921
                                               -----------
                                                   266,450
                                               -----------
          UTILITIES - COMMUNICATION - 1.96%
    7,257 SBC Communications, Inc.............     184,763
    2,496 Sprint Corp. (FON Group)............      33,846
                                               -----------
                                                   218,609
                                               -----------
          UTILITIES - ELECTRIC - 4.06%
    4,624 Centerpoint Energy, Inc.............      44,159
      302 Dominion Resources, Inc.............      19,026
      810 Duke Energy Corp....................      15,698
    4,064 Edison International, Inc. +........      66,162
      847 Entergy Corp........................      43,781
      597 Exelon Corp.........................      34,208
    1,495 FirstEnergy Corp....................      55,031

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          UTILITIES - ELECTRIC - Continued
      295 FPL Group, Inc......................... $    19,609
    2,180 NiSource, Inc..........................      42,750
    2,944 PG&E Corp. +...........................      50,048
    1,029 Progress Energy, Inc...................      48,415
    1,060 Reliant Resources, Inc. +..............       7,102
      260 TXU Corp...............................       5,262
       26 Xcel Energy, Inc.......................         400
                                                  -----------
                                                      451,651
                                                  -----------
          UTILITIES - GAS, DISTRIBUTION - 0.12%
      506 Sempra Energy..........................      13,799
                                                  -----------
          TOTAL COMMON STOCK
          (Cost $11,089,326).....................  10,869,870
                                                  -----------
          PREFERRED STOCK - 0.45%
          AUTOMOTIVE - 0.23%
      570 Ford Motor Co. Capital Trust II 6.50%..      25,519
                                                  -----------
          CHEMICAL - 0.00%
        3 Hercules Trust II 6.50%................         176
                                                  -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.22%
      351 Xerox Corp.* 7.50%.....................      24,724
                                                  -----------
          TOTAL PREFERRED STOCK
          (Cost $50,669).........................      50,419
                                                  -----------

   PAR
  VALUE
----------
          CORPORATE BONDS - 0.21%
          DRUGS - 0.03%
  $ 5,000 Elan Finance Corp, Ltd.:
            zero coupon due 12/14/18.............       2,912
                                                  -----------
          METALS - 0.07%
    5,000 Freeport-McMoRan Copper & Gold, Inc. *:
            8.25% due 1/31/06....................       8,169
                                                  -----------
          MISCELLANEOUS - 0.11%
   12,000 Service Corp. International:
            6.75% due 6/22/08....................      12,540
                                                  -----------

--------------------------------------------------------------------------------

                                                                             87
May 31, 2003
               VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  PAR                                                   MARKET
 VALUE                                                  VALUE
------------------------------------------------------------------
         TOTAL CORPORATE BONDS
         (Cost $18,766).............................. $    23,621
                                                      -----------
         REPURCHASE AGREEMENT - 1.48%
$165,000 Agreement with Bank of America, bearing
          interest at 1.32%, dated 05/30/03, to be
          repurchased 06/02/03 in the amount of
          $165,018 and collateralized by Federal
          National Mtg. Assn. Notes, bearing
          interest at 5.25%, due 04/15/07 and
          having an approximate value of
          $168,516
           (Cost $165,000)..........................      165,000
                                                      -----------
         TOTAL INVESTMENTS
         (Cost $11,323,761) - 99.77%.................  11,108,910
         Other assets and liabilities, net - 0.23%...      25,339
                                                      -----------
         NET ASSETS - 100%........................... $11,134,249
                                                      -----------
         +Non-income producing.
         *Securities exempt from registration under Rule 144A of
          the Securities Act of 1933. These securities may be sold
          in transactions exempt from registration, normally to
          qualified institutional buyers. At May 31, 2003, the
          aggregate value of these securities was $32,893
          representing .30% of net assets.

See Notes to Financial Statements

--------------------------------------------------------------------------------

88
                    STATEMENTS OF ASSETS AND LIABILITIES
                                                                   May 31, 2003


                                                             ASSET      BLUE CHIP    CAPITAL                  GOVERNMENT
                                                           ALLOCATION    GROWTH    CONSERVATION CORE EQUITY   SECURITIES
                                                              FUND        FUND         FUND        FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated)....... $142,642,531 $23,092,784 $ 89,006,392 $541,669,056 $195,433,753
Long-term investments, at market** (affiliated)..........    1,459,734     173,640            -    6,874,697            -
Short-term investments (cost equals market)..............   17,317,905   1,396,840   10,158,964            -            -
Repurchase agreements (cost equals market)...............   12,273,000           -    5,643,000   12,587,000    3,939,000
Cash.....................................................        1,300           -          471        1,212          362
Foreign cash +...........................................            -           -            -            -            -
Receivable for:
    Investments sold.....................................    2,803,798      45,666      999,275    2,025,945            -
    Foreign currency contracts...........................            -           -            -            -            -
    Capital shares sold..................................       41,978      61,252       76,450      149,502      118,054
    Dividends and interest...............................      620,100      14,310      774,162    1,033,782    1,558,045
    Expense reimbursements...............................            -           -            -       38,870            -
    Futures variation margin.............................      299,625           -            -            -            -
    Collateral for securities loaned.....................            -      65,051      770,338            -    7,613,951
Other assets.............................................       14,931       5,031        4,568        2,079        2,735
                                                          ------------ ----------- ------------ ------------ ------------
TOTAL ASSETS.............................................  177,474,902  24,854,574  107,433,620  564,382,143  208,665,900
                                                          ------------ ----------- ------------ ------------ ------------
LIABILITIES:
Payable for:
    Investments purchased................................   12,483,847     339,249   15,916,297    3,564,157            -
    Foreign currency contracts...........................            -           -            -            -            -
    Options written (premiums received $803,937).........            -           -            -            -            -
    Capital shares reacquired............................       68,761      39,118       42,310       98,581      473,584
    Collateral due upon return of securities loaned......            -     716,663    1,530,978            -    7,613,951
Payable to affiliates:
    Advisory fees........................................       68,295      15,375       37,807      369,382       84,806
    Accounting services..................................        9,561       1,345        5,293       32,321       11,873
    Transfer agency fees.................................          296         197          296          394          394
Accrued expenses and other liabilities...................       87,137      14,500       35,029      279,097       69,350
                                                          ------------ ----------- ------------ ------------ ------------
TOTAL LIABILITIES........................................   12,717,897   1,126,447   17,568,010    4,343,932    8,253,958
                                                          ------------ ----------- ------------ ------------ ------------
NET ASSETS............................................... $164,757,005 $23,728,127 $ 89,865,610 $560,038,211 $200,411,942
                                                          ------------ ----------- ------------ ------------ ------------
--------
* Identified cost of investment securities (unaffiliated) $133,414,056 $22,737,931 $ 86,487,352 $633,826,286 $189,877,951
                                                          ------------ ----------- ------------ ------------ ------------
** Identified cost of investment securities (affiliated). $    937,188 $   247,210 $          - $  7,810,345 $          -
                                                          ------------ ----------- ------------ ------------ ------------
+ Identified cost of foreign cash........................ $          - $         - $          - $          - $          -
                                                          ------------ ----------- ------------ ------------ ------------
++ Including market value of securities on loan.......... $          - $   714,303 $  1,412,508 $          - $  6,826,036
                                                          ------------ ----------- ------------ ------------ ------------

                                                            GROWTH &      HEALTH
                                                             INCOME      SCIENCES
                                                              FUND         FUND
------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated)....... $169,946,822 $  76,951,708
Long-term investments, at market** (affiliated)..........    1,750,870             -
Short-term investments (cost equals market)..............    5,960,443    14,043,555
Repurchase agreements (cost equals market)...............    3,753,000             -
Cash.....................................................          789         8,721
Foreign cash +...........................................            -       217,041
Receivable for:
    Investments sold.....................................    6,261,666       268,909
    Foreign currency contracts...........................            -             -
    Capital shares sold..................................      103,076       422,149
    Dividends and interest...............................      218,324        44,922
    Expense reimbursements...............................        9,543             -
    Futures variation margin.............................            -             -
    Collateral for securities loaned.....................    2,167,962             -
Other assets.............................................        1,143        12,059
                                                          ------------ -------------
TOTAL ASSETS.............................................  190,173,638    91,969,064
                                                          ------------ -------------
LIABILITIES:
Payable for:
    Investments purchased................................    7,351,933     1,173,684
    Foreign currency contracts...........................            -             -
    Options written (premiums received $803,937).........            -     1,219,465
    Capital shares reacquired............................      143,415        93,167
    Collateral due upon return of securities loaned......    8,128,405    11,719,663
Payable to affiliates:
    Advisory fees........................................      108,054        60,246
    Accounting services..................................       10,085         4,217
    Transfer agency fees.................................          296           197
Accrued expenses and other liabilities...................       72,638        25,298
                                                          ------------ -------------
TOTAL LIABILITIES........................................   15,814,826    14,295,937
                                                          ------------ -------------
NET ASSETS............................................... $174,358,812 $  77,673,127
                                                          ------------ -------------
--------
* Identified cost of investment securities (unaffiliated) $169,284,601 $  69,050,736
                                                          ------------ -------------
** Identified cost of investment securities (affiliated). $    595,357 $           -
                                                          ------------ -------------
+ Identified cost of foreign cash........................ $          - $     199,975
                                                          ------------ -------------
++ Including market value of securities on loan.......... $  8,051,245 $  11,840,383
                                                          ------------ -------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             89
May 31, 2003
                STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED


                                                                                    ASSET          BLUE CHIP       CAPITAL
                                                                                  ALLOCATION        GROWTH       CONSERVATION
                                                                                     FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $      147,037  $       34,950  $       89,542
Additional paid-in capital.....................................................    152,806,351      28,235,831      86,290,801
Undistributed net investment income (loss).....................................         98,792             179          59,536
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................        899,534      (4,824,116)        906,691
Unrealized appreciation (depreciation) on:
    Investments................................................................      9,751,021         281,283       2,519,040
    Futures contracts..........................................................      1,054,273               -               -
    Options written............................................................              -               -               -
    Forward currency contracts.................................................              -               -               -
    Foreign currency translations..............................................             (3)              -               -
                                                                                --------------  --------------  --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................ $  164,757,005  $   23,728,127  $   89,865,610
                                                                                --------------  --------------  --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding................................................................     14,703,716       3,494,951       8,954,168
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................... $        11.21  $         6.79  $        10.04
                                                                                --------------  --------------  --------------

                                                                                                  GOVERNMENT      GROWTH &
                                                                                  CORE EQUITY     SECURITIES       INCOME
                                                                                     FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $      553,577  $      178,357 $      154,021
Additional paid-in capital.....................................................    835,834,757     183,323,479    227,597,486
Undistributed net investment income (loss).....................................        130,112          77,464         40,773
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................   (183,387,357)     11,276,840    (55,251,202)
Unrealized appreciation (depreciation) on:
    Investments................................................................    (93,092,878)      5,555,802      1,817,734
    Futures contracts..........................................................              -               -              -
    Options written............................................................              -               -              -
    Forward currency contracts.................................................              -               -              -
    Foreign currency translations..............................................              -               -              -
                                                                                --------------  -------------- --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................ $  560,038,211  $  200,411,942 $  174,358,812
                                                                                --------------  -------------- --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000   1,000,000,000  1,000,000,000
    Outstanding................................................................     55,357,660      17,835,704     15,402,079
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................... $        10.12  $        11.24 $        11.32
                                                                                --------------  -------------- --------------

                                                                                    HEALTH
                                                                                   SCIENCES
                                                                                     FUND
-----------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $       97,317
Additional paid-in capital.....................................................     79,475,206
Undistributed net investment income (loss).....................................          7,234
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................     (9,409,265)
Unrealized appreciation (depreciation) on:
    Investments................................................................      7,900,972
    Futures contracts..........................................................              -
    Options written............................................................       (415,528)
    Forward currency contracts.................................................              -
    Foreign currency translations..............................................         17,191
                                                                                --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................ $   77,673,127
                                                                                --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000
    Outstanding................................................................      9,731,686
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................... $         7.98
                                                                                --------------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

90
                                                                   May 31, 2003
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED


                                                            INCOME &                 INTERNATIONAL INTERNATIONAL  LARGE CAP
                                                             GROWTH    INTERNATIONAL  GOVERNMENT     GROWTH I      GROWTH
                                                              FUND     EQUITIES FUND   BOND FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated)....... $200,159,686  $79,216,767  $153,233,328  $338,465,103  $429,861,073
Long-term investments, at market** (affiliated)..........            -            -             -             -             -
Short-term investments (cost equals market)..............    9,535,117      399,783     3,736,278    75,150,351    13,593,689
Repurchase agreements (cost equals market)...............      550,000    1,269,000     5,025,000     5,410,000     5,886,000
Cash.....................................................          289          964         1,429        37,539           417
Foreign cash +...........................................            -    1,481,866        30,619       870,582             -
Receivable for:
    Investments sold.....................................            -       18,281             -     9,660,173    11,258,620
    Foreign currency contracts...........................            -            -     5,235,973             -             -
    Capital shares sold..................................       75,739    7,951,051       112,380       843,192       286,919
    Dividends and interest...............................      443,718      424,423     2,485,215     1,283,977       418,861
    Expense reimbursements...............................       19,179            -             -        54,985        10,260
    Futures variation margin.............................            -       16,627             -             -             -
    Collateral for securities loaned.....................      381,547            -             -             -             -
Other assets.............................................          475        4,098         1,800         1,945         2,013
                                                          ------------  -----------  ------------  ------------  ------------
TOTAL ASSETS.............................................  211,165,750   90,782,860   169,862,022   431,777,847   461,317,852
                                                          ------------  -----------  ------------  ------------  ------------
LIABILITIES:
Payable for:
    Investments purchased................................       71,479            -     1,240,411    10,812,335    21,049,967
    Foreign currency contracts...........................            -            -     5,294,483             -             -
    Options written......................................            -            -             -             -             -
    Capital shares reacquired............................       64,404       12,191     1,968,674        88,586       138,179
    Collateral due upon return of securities loaned......    9,916,664          100     3,736,278    75,150,351    13,593,689
Payable to affiliates:
    Advisory fees........................................      126,287       24,932        65,322       283,728       333,664
    Accounting services..................................       11,481        4,986         9,145        19,861        24,586
    Transfer agency fees.................................          197        1,726            99           197           197
Accrued expenses and other liabilities...................       56,463       58,661        69,427       210,082       116,505
                                                          ------------  -----------  ------------  ------------  ------------
TOTAL LIABILITIES........................................   10,246,975      102,596    12,383,839    86,565,140    35,256,787
                                                          ------------  -----------  ------------  ------------  ------------
NET ASSETS............................................... $200,918,775  $90,680,264  $157,478,183  $345,212,707  $426,061,065
                                                          ------------  -----------  ------------  ------------  ------------
--------
* Identified cost of investment securities (unaffiliated) $208,076,317  $98,999,836  $131,998,888  $307,983,850  $423,089,329
                                                          ------------  -----------  ------------  ------------  ------------
** Identified cost of investment securities (affiliated). $          -  $         -  $          -  $          -  $          -
                                                          ------------  -----------  ------------  ------------  ------------
+ Identified cost of foreign cash........................ $          -  $ 1,413,598  $     30,680  $    875,452  $          -
                                                          ------------  -----------  ------------  ------------  ------------
++ Including market value of securities on loan.......... $  9,835,880  $        15  $  2,895,984  $ 71,368,449  $ 13,589,747
                                                          ------------  -----------  ------------  ------------  ------------

                                                                            MONEY
                                                          MID CAP INDEX    MARKET I   NASDAQ-100(R)
                                                              FUND           FUND      INDEX FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated)....... $1,050,072,726 $          -  $47,070,917
Long-term investments, at market** (affiliated)..........              -            -            -
Short-term investments (cost equals market)..............    112,957,827  515,056,066    1,974,306
Repurchase agreements (cost equals market)...............     20,357,000   15,477,000    4,537,000
Cash.....................................................            110          882          907
Foreign cash +...........................................              -            -            -
Receivable for:
    Investments sold.....................................        539,684            -            -
    Foreign currency contracts...........................              -            -            -
    Capital shares sold..................................      1,106,688    1,402,173      482,080
    Dividends and interest...............................        989,279      206,624        7,353
    Expense reimbursements...............................              -       40,464            -
    Futures variation margin.............................        946,400            -       69,600
    Collateral for securities loaned.....................      1,839,708            -      473,444
Other assets.............................................         18,602       10,431       10,055
                                                          -------------- ------------  -----------
TOTAL ASSETS.............................................  1,188,828,024  532,193,640   54,625,662
                                                          -------------- ------------  -----------
LIABILITIES:
Payable for:
    Investments purchased................................              -            -            -
    Foreign currency contracts...........................              -            -            -
    Options written......................................              -            -            -
    Capital shares reacquired............................        316,910    7,296,161      137,620
    Collateral due upon return of securities loaned......     92,545,315            -    2,118,056
Payable to affiliates:
    Advisory fees........................................        262,053      225,756       15,983
    Accounting services..................................         61,484       31,606        2,797
    Transfer agency fees.................................          1,824        2,660        1,036
Accrued expenses and other liabilities...................        346,775      191,208       44,070
                                                          -------------- ------------  -----------
TOTAL LIABILITIES........................................     93,534,361    7,747,391    2,319,562
                                                          -------------- ------------  -----------
NET ASSETS............................................... $1,095,293,663 $524,446,249  $52,306,100
                                                          -------------- ------------  -----------
--------
* Identified cost of investment securities (unaffiliated) $1,123,000,216 $          -  $54,445,308
                                                          -------------- ------------  -----------
** Identified cost of investment securities (affiliated). $            - $          -  $         -
                                                          -------------- ------------  -----------
+ Identified cost of foreign cash........................ $            - $          -  $         -
                                                          -------------- ------------  -----------
++ Including market value of securities on loan.......... $   92,145,968 $          -  $ 2,103,779
                                                          -------------- ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             91
May 31, 2003
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED


                                                                                                INTERNATIONAL   INTERNATIONAL
                                                                  INCOME &      INTERNATIONAL    GOVERNMENT       GROWTH I
                                                                 GROWTH FUND    EQUITIES FUND     BOND FUND         FUND
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................ $      260,082  $      164,913  $      113,859  $      568,254
Additional paid-in capital....................................    264,167,326     122,765,320     130,860,597     591,987,918
Undistributed net investment income (loss)....................        200,809         466,101       3,543,064         565,583
Accumulated net realized gain (loss) on securities and foreign
 currency related transactions................................    (55,792,811)    (13,068,892)      1,729,050    (278,462,786)
Unrealized appreciation (depreciation) on:
    Investments...............................................     (7,916,631)    (19,783,069)     21,234,440      30,481,253
    Futures contracts.........................................              -         280,020               -               -
    Options written...........................................              -               -               -               -
    Forward currency contracts................................              -               -         (58,510)              -
    Foreign currency translations.............................              -        (144,129)         55,683          72,485
                                                               --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................... $  200,918,775  $   90,680,264  $  157,478,183  $  345,212,707
                                                               --------------  --------------  --------------  --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding...............................................     26,008,196      16,491,334      11,385,876      56,825,356
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE................................................ $         7.73  $         5.50  $        13.83  $         6.07
                                                               --------------  --------------  --------------  --------------

                                                                                                   MONEY
                                                                  LARGE CAP     MID CAP INDEX     MARKET I     NASDAQ-100(R)
                                                                 GROWTH FUND        FUND            FUND        INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................ $      781,698  $      701,349  $    5,244,462 $      155,701
Additional paid-in capital....................................    806,819,198   1,165,093,115     519,200,530     66,791,049
Undistributed net investment income (loss)....................          9,365         609,852           1,257          1,106
Accumulated net realized gain (loss) on securities and foreign
 currency related transactions................................   (388,320,940)     (3,705,004)              -     (7,619,957)
Unrealized appreciation (depreciation) on:
    Investments...............................................      6,771,744     (72,927,490)              -     (7,374,391)
    Futures contracts.........................................              -       5,521,841               -        352,592
    Options written...........................................              -               -               -              -
    Forward currency contracts................................              -               -               -              -
    Foreign currency translations.............................              -               -               -              -
                                                               --------------  --------------  -------------- --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................... $  426,061,065  $1,095,293,663  $  524,446,249 $   52,306,100
                                                               --------------  --------------  -------------- --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share)....................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
    Outstanding...............................................     78,169,795      70,134,872     524,446,249     15,570,072
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE................................................ $         5.45  $        15.62  $         1.00 $         3.36
                                                               --------------  --------------  -------------- --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

92
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
                                                                   May 31, 2003



                                                                          SCIENCE &                                SOCIAL
                                                          OPPORTUNITIES   TECHNOLOGY    SMALL CAP    SMALL CAP    AWARENESS
                                                              FUND           FUND         FUND       INDEX FUND     FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated).......  $3,900,882   $1,099,256,895 $495,920,386 $232,783,326 $335,102,322
Long-term investments, at market** (affiliated)..........           -                -            -            -    2,440,221
Short-term investments (cost equals market)..............      17,761      165,094,404  127,784,124   68,690,442   16,436,857
Repurchase agreements (cost equals market)...............     156,000                -            -    8,360,000    5,985,000
Cash.....................................................         210                -       80,203           75          267
Foreign cash +...........................................           -                -            -            -            -
Receivable for:
    Investments sold.....................................       3,506       15,180,572    6,988,046        6,880            -
    Foreign currency contracts...........................           -                -            -            -            -
    Capital shares sold..................................       2,788        1,892,648      276,258      607,312      312,645
    Dividends and interest...............................       3,292          217,880      142,252      171,869      377,167
    Expense reimbursements...............................           -            3,457       44,577            -            -
    Futures variation margin.............................           -                -            -      529,100      176,250
    Collateral for securities loaned.....................           -       11,323,972      618,468      655,647    2,018,214
Other assets.............................................         897          160,098        6,523        7,418        3,854
                                                           ----------   -------------- ------------ ------------ ------------
TOTAL ASSETS.............................................   4,085,336    1,293,129,926  631,860,837  311,812,069  362,852,797
                                                           ----------   -------------- ------------ ------------ ------------
LIABILITIES:
Payable for:
    Investments purchased................................      81,062       13,744,368    7,205,256            -            -
    Foreign currency contracts...........................           -                -            -            -            -
    Options written......................................           -                -            -            -            -
    Capital shares reacquired............................      11,813          481,590       59,066       39,035      274,499
    Collateral due upon return of securities loaned......      17,761       97,189,912   88,154,048   46,566,021   12,685,874
Payable to affiliates:
    Advisory fees........................................       3,115          850,788      391,179       73,181      143,255
    Accounting services..................................         229           66,172       30,425       14,636       20,056
    Transfer agency fees.................................         394            1,430          197        1,332          293
Accrued expenses and other liabilities...................       9,374          415,168      150,923      100,036      118,920
                                                           ----------   -------------- ------------ ------------ ------------
TOTAL LIABILITIES........................................     123,748      112,749,428   95,991,094   46,794,241   13,242,897
                                                           ----------   -------------- ------------ ------------ ------------
NET ASSETS...............................................  $3,961,588   $1,180,380,498 $535,869,743 $265,017,828 $349,609,900
                                                           ----------   -------------- ------------ ------------ ------------
--------
* Identified cost of investment securities (unaffiliated)  $3,926,878   $1,128,443,923 $481,902,157 $257,073,451 $342,083,667
                                                           ----------   -------------- ------------ ------------ ------------
** Identified cost of investment securities (affiliated).  $        -   $            - $          - $          - $  2,262,491
                                                           ----------   -------------- ------------ ------------ ------------
+ Identified cost of foreign cash........................  $        -   $            - $          - $          - $          -
                                                           ----------   -------------- ------------ ------------ ------------
++ Including market value of securities on loan..........  $   17,634   $   96,940,106 $ 87,114,647 $ 46,077,495 $ 12,609,391
                                                           ----------   -------------- ------------ ------------ ------------

                                                           STOCK INDEX
                                                              FUND       VALUE FUND
------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market*++ (unaffiliated)....... $3,539,985,298 $10,943,910
Long-term investments, at market** (affiliated)..........     61,092,340           -
Short-term investments (cost equals market)..............     67,908,228           -
Repurchase agreements (cost equals market)...............      3,799,000     165,000
Cash.....................................................            510         499
Foreign cash +...........................................              -           -
Receivable for:
    Investments sold.....................................              -      18,125
    Foreign currency contracts...........................              -           -
    Capital shares sold..................................      2,714,820      42,934
    Dividends and interest...............................      5,602,790      18,550
    Expense reimbursements...............................              -           -
    Futures variation margin.............................        341,925           -
    Collateral for securities loaned.....................        106,541           -
Other assets.............................................         98,324          11
                                                          -------------- -----------
TOTAL ASSETS.............................................  3,681,649,776  11,189,029
                                                          -------------- -----------
LIABILITIES:
Payable for:
    Investments purchased................................        103,247      23,692
    Foreign currency contracts...........................              -           -
    Options written......................................              -           -
    Capital shares reacquired............................        935,385      11,575
    Collateral due upon return of securities loaned......     51,313,333           -
Payable to affiliates:
    Advisory fees........................................        787,146       7,098
    Accounting services..................................        208,510         637
    Transfer agency fees.................................          2,661         180
Accrued expenses and other liabilities...................      1,162,601      11,598
                                                          -------------- -----------
TOTAL LIABILITIES........................................     54,512,883      54,780
                                                          -------------- -----------
NET ASSETS............................................... $3,627,136,893 $11,134,249
                                                          -------------- -----------
--------
* Identified cost of investment securities (unaffiliated) $2,857,976,428 $11,158,761
                                                          -------------- -----------
** Identified cost of investment securities (affiliated). $   31,397,639 $         -
                                                          -------------- -----------
+ Identified cost of foreign cash........................ $            - $         -
                                                          -------------- -----------
++ Including market value of securities on loan.......... $   51,194,077 $         -
                                                          -------------- -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             93
May 31, 2003
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED


                                                                                                   SCIENCE &
                                                                                 OPPORTUNITIES     TECHNOLOGY       SMALL CAP
                                                                                     FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $        9,409  $     1,291,232  $      698,950
Additional paid-in capital.....................................................      7,417,815    3,104,973,506     717,339,674
Undistributed net investment income (loss).....................................            402           75,680          74,211
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................     (3,440,042)  (1,896,773,726)   (196,261,321)
Unrealized appreciation (depreciation) on:
    Investments................................................................        (25,996)     (29,187,028)     14,018,229
    Futures contracts..........................................................              -                -               -
    Options written............................................................              -                -               -
    Forward currency contracts.................................................              -                -               -
    Foreign currency translations..............................................              -              834               -
                                                                                --------------  ---------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.................................... $    3,961,588  $ 1,180,380,498  $  535,869,743
                                                                                --------------  ---------------  --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000    1,000,000,000   1,000,000,000
    Outstanding................................................................        940,870      129,123,173      69,894,961
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................... $         4.21  $          9.14  $         7.67
                                                                                --------------  ---------------  --------------

                                                                                                    SOCIAL
                                                                                  SMALL CAP        AWARENESS      STOCK INDEX
                                                                                  INDEX FUND         FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $      244,112  $      222,205  $    1,368,002
Additional paid-in capital.....................................................    300,189,433     427,742,602   2,915,228,757
Undistributed net investment income (loss).....................................        313,925          80,331       1,018,426
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................    (16,477,152)    (72,903,509)     (3,883,696)
Unrealized appreciation (depreciation) on:
    Investments................................................................    (24,290,125)     (6,803,615)    711,703,571
    Futures contracts..........................................................      5,037,635       1,271,886       1,701,833
    Options written............................................................              -               -               -
    Forward currency contracts.................................................              -               -               -
    Foreign currency translations..............................................              -               -               -
                                                                                --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.................................... $  265,017,828  $  349,609,900  $3,627,136,893
                                                                                --------------  --------------  --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding................................................................     24,411,231      22,220,544     136,800,152
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................... $        10.86  $        15.73  $        26.51
                                                                                --------------  --------------  --------------


                                                                                  VALUE FUND
-----------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share................................. $       12,913
Additional paid-in capital.....................................................     12,555,470
Undistributed net investment income (loss).....................................         15,897
Accumulated net realized gain (loss) on securities and foreign currency related
 transactions..................................................................     (1,235,180)
Unrealized appreciation (depreciation) on:
    Investments................................................................       (214,851)
    Futures contracts..........................................................              -
    Options written............................................................              -
    Forward currency contracts.................................................              -
    Foreign currency translations..............................................              -
                                                                                --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.................................... $   11,134,249
                                                                                --------------
CAPITAL SHARES:
    Authorized (Par value $0.01 per share).....................................  1,000,000,000
    Outstanding................................................................      1,291,277
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................... $         8.62
                                                                                --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

94
                           STATEMENTS OF OPERATIONS
                                                For the Year Ended May 31, 2003


                                                                                      ASSET      BLUE CHIP     CAPITAL
                                                                                    ALLOCATION    GROWTH     CONSERVATION
                                                                                       FUND        FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)......................................................... $ 1,433,232  $   189,507   $        -
Dividends (affiliated)............................................................       4,611          549            -
Securities lending income.........................................................           -          889        3,213
Interest* (unaffiliated)..........................................................   3,447,359        3,766    3,555,310
Interest (affiliated).............................................................           -            -            -
                                                                                   -----------  -----------   ----------
    Total investment income.......................................................   4,885,202      194,711    3,558,523
                                                                                   -----------  -----------   ----------
EXPENSES:
Advisory fees.....................................................................     792,890      148,039      398,255
Custodian fees....................................................................     135,235       49,063       49,224
Registration and filing fees......................................................      11,519           90          307
Audit fees and tax services fees..................................................      12,133        5,530        6,685
Accounting services...............................................................     111,005       12,953       55,756
Legal fees........................................................................       2,248          346        1,065
Directors' fees...................................................................       9,338        3,871       11,233
Reports to shareholders...........................................................      61,622        7,317       30,270
Transfer agency fees..............................................................       1,887        1,259        1,910
Interest..........................................................................           -          226            -
Miscellaneous.....................................................................       4,080          934        2,165
                                                                                   -----------  -----------   ----------
Total expenses....................................................................   1,141,957      229,628      556,870
                                                                                   -----------  -----------   ----------
Expense reimbursements............................................................           -            -            -
Fees paid indirectly (Note 6).....................................................           -       (5,039)           -
                                                                                   -----------  -----------   ----------
Net expenses......................................................................   1,141,957      224,589      556,870
                                                                                   -----------  -----------   ----------
NET INVESTMENT INCOME (LOSS)......................................................   3,743,245      (29,878)   3,001,653
                                                                                   -----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................     482,025   (2,569,548)   3,983,752
  Investments (affiliated)........................................................           -            -            -
  Futures contracts...............................................................     324,501            -            -
  Options written.................................................................           -            -            -
  Forward currency contracts......................................................           -            -            -
  Foreign currency translations...................................................           -       (1,230)           -
  Disposal of investments, in violation of investment restrictions (see Note 3)...       1,106            -            -
                                                                                   -----------  -----------   ----------
                                                                                       807,632   (2,570,778)   3,983,752
                                                                                   -----------  -----------   ----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................  (5,068,918)   1,610,195    1,563,845
  Investments (affiliated)........................................................    (228,879)     (27,270)           -
  Futures contracts...............................................................   1,378,085            -            -
  Options written.................................................................           -            -            -
  Forward currency contracts......................................................           -            -            -
  Foreign currency translations...................................................          (3)           -            -
                                                                                   -----------  -----------   ----------
                                                                                    (3,919,715)   1,582,925    1,563,845
                                                                                   -----------  -----------   ----------
Net realized and unrealized gain (loss) on securities and foreign currency related
 transactions.....................................................................  (3,112,083)    (987,853)   5,547,597
                                                                                   -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $   631,162  $(1,017,731)  $8,549,250
                                                                                   -----------  -----------   ----------

* Net of foreign withholding taxes on dividends/interest of....................... $     1,466  $       661   $    1,744
                                                                                   -----------  -----------   ----------

                                                                                                 GOVERNMENT    GROWTH &
                                                                                    CORE EQUITY  SECURITIES     INCOME
                                                                                       FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)......................................................... $ 10,315,507  $         - $  2,738,330
Dividends (affiliated)............................................................       21,757            -        5,536
Securities lending income.........................................................            -        9,181        1,114
Interest* (unaffiliated)..........................................................      137,121    7,565,885      170,710
Interest (affiliated).............................................................            -            -            -
                                                                                   ------------  ----------- ------------
    Total investment income.......................................................   10,474,385    7,575,066    2,915,690
                                                                                   ------------  ----------- ------------
EXPENSES:
Advisory fees.....................................................................    4,334,282      900,370    1,310,594
Custodian fees....................................................................      157,342       53,189       50,081
Registration and filing fees......................................................          180          543          433
Audit fees and tax services fees..................................................       34,420       10,878       13,330
Accounting services...............................................................      379,250      126,052      122,322
Legal fees........................................................................        7,534        2,260        2,605
Directors' fees...................................................................       57,795       28,838       14,273
Reports to shareholders...........................................................      268,503       68,482       68,267
Transfer agency fees..............................................................        2,511        2,517        1,886
Interest..........................................................................          874            -            -
Miscellaneous.....................................................................       13,575        3,360        4,657
                                                                                   ------------  ----------- ------------
Total expenses....................................................................    5,256,266    1,196,489    1,588,448
                                                                                   ------------  ----------- ------------
Expense reimbursements............................................................     (658,912)           -     (109,845)
Fees paid indirectly (Note 6).....................................................     (273,263)           -            -
                                                                                   ------------  ----------- ------------
Net expenses......................................................................    4,324,091    1,196,489    1,478,603
                                                                                   ------------  ----------- ------------
NET INVESTMENT INCOME (LOSS)......................................................    6,150,294    6,378,577    1,437,087
                                                                                   ------------  ----------- ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................  (50,823,224)  11,519,782  (30,840,703)
  Investments (affiliated)........................................................        1,706            -            -
  Futures contracts...............................................................            -            -            -
  Options written.................................................................            -            -            -
  Forward currency contracts......................................................            -            -            -
  Foreign currency translations...................................................            -            -            -
  Disposal of investments, in violation of investment restrictions (see Note 3)...            -            -            -
                                                                                   ------------  ----------- ------------
                                                                                    (50,821,518)  11,519,782  (30,840,703)
                                                                                   ------------  ----------- ------------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................  (13,725,929)   3,012,682    3,667,493
  Investments (affiliated)........................................................   (1,081,262)           -     (274,973)
  Futures contracts...............................................................            -            -            -
  Options written.................................................................            -            -            -
  Forward currency contracts......................................................            -            -            -
  Foreign currency translations...................................................            -            -            -
                                                                                   ------------  ----------- ------------
                                                                                    (14,807,191)   3,012,682    3,392,520
                                                                                   ------------  ----------- ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions.....................................................................  (65,628,709)  14,532,464  (27,448,183)
                                                                                   ------------  ----------- ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $(59,478,415) $20,911,041 $(26,011,096)
                                                                                   ------------  ----------- ------------

* Net of foreign withholding taxes on dividends/interest of....................... $     52,752  $         - $      5,716
                                                                                   ------------  ----------- ------------

                                                                                      HEALTH      INCOME &
                                                                                     SCIENCES      GROWTH
                                                                                       FUND         FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)......................................................... $   217,551  $  4,333,162
Dividends (affiliated)............................................................           -         1,466
Securities lending income.........................................................      23,617        20,774
Interest* (unaffiliated)..........................................................      32,692        10,290
Interest (affiliated).............................................................           -             -
                                                                                   -----------  ------------
    Total investment income.......................................................     273,860     4,365,692
                                                                                   -----------  ------------
EXPENSES:
Advisory fees.....................................................................     558,019     1,459,730
Custodian fees....................................................................      49,230        49,939
Registration and filing fees......................................................       1,333           809
Audit fees and tax services fees..................................................       7,819        14,369
Accounting services...............................................................      39,061       132,703
Legal fees........................................................................         772         2,714
Directors' fees...................................................................      11,900        20,923
Reports to shareholders...........................................................      19,235        74,863
Transfer agency fees..............................................................       1,259         1,256
Interest..........................................................................           -           408
Miscellaneous.....................................................................       1,602         4,690
                                                                                   -----------  ------------
Total expenses....................................................................     690,230     1,762,404
                                                                                   -----------  ------------
Expense reimbursements............................................................           -      (188,930)
Fees paid indirectly (Note 6).....................................................     (14,735)            -
                                                                                   -----------  ------------
Net expenses......................................................................     675,495     1,573,474
                                                                                   -----------  ------------
NET INVESTMENT INCOME (LOSS)......................................................    (401,635)    2,792,218
                                                                                   -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................  (6,096,296)  (32,004,700)
  Investments (affiliated)........................................................           -       (41,945)
  Futures contracts...............................................................           -      (562,626)
  Options written.................................................................     346,639             -
  Forward currency contracts......................................................           -             -
  Foreign currency translations...................................................      27,041             -
  Disposal of investments, in violation of investment restrictions (see Note 3)...         103             -
                                                                                   -----------  ------------
                                                                                    (5,722,513)  (32,609,271)
                                                                                   -----------  ------------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................  10,689,129     9,306,442
  Investments (affiliated)........................................................           -             -
  Futures contracts...............................................................           -       281,009
  Options written.................................................................    (473,819)            -
  Forward currency contracts......................................................           -             -
  Foreign currency translations...................................................      17,170             -
                                                                                   -----------  ------------
                                                                                    10,232,480     9,587,451
                                                                                   -----------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related
 transactions.....................................................................   4,509,967   (23,021,820)
                                                                                   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 4,108,332  $(20,229,602)
                                                                                   -----------  ------------

* Net of foreign withholding taxes on dividends/interest of....................... $     2,115  $      5,668
                                                                                   -----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             95
For the Year Ended May 31, 2003
                     STATEMENTS OF OPERATIONS - CONTINUED


                                                                                   INTERNATIONAL  INTERNATIONAL INTERNATIONAL
                                                                                     EQUITIES      GOVERNMENT     GROWTH I
                                                                                       FUND         BOND FUND       FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)......................................................... $   1,920,564   $         -  $   7,075,769
Dividends (affiliated)............................................................             -             -              -
Securities lending income.........................................................             -        41,684        829,837
Interest* (unaffiliated)..........................................................        58,004     6,919,316        105,484
Interest (affiliated).............................................................             -             -              -
                                                                                   -------------   -----------  -------------
  Total investment income.........................................................     1,978,568     6,961,000      8,011,090
                                                                                   -------------   -----------  -------------
EXPENSES:
Advisory fees.....................................................................       289,208       624,463      3,474,142
Custodian fees....................................................................       151,984       174,019        747,025
Registration and filing fees......................................................            38             -            202
Audit fees and tax services fees..................................................         9,833         8,592         32,150
Accounting services...............................................................        57,842        87,425        243,190
Legal fees........................................................................           486           996          5,059
Directors' fees...................................................................         7,844        13,445         61,475
Reports to shareholders...........................................................        34,469        47,134        136,862
Transfer agency fees..............................................................        11,052           645          1,327
Interest..........................................................................             -             -            895
Miscellaneous.....................................................................         2,103         2,931          9,623
                                                                                   -------------   -----------  -------------
  Total expenses..................................................................       564,859       959,650      4,711,950
                                                                                   -------------   -----------  -------------
  Expense reimbursements..........................................................             -             -     (1,038,269)
  Fees paid indirectly (Note 6)...................................................             -             -              -
                                                                                   -------------   -----------  -------------
  Net expenses....................................................................       564,859       959,650      3,673,681
                                                                                   -------------   -----------  -------------
NET INVESTMENT INCOME (LOSS)......................................................     1,413,709     6,001,350      4,337,409
                                                                                   -------------   -----------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................   (1,495,697)     2,484,348   (114,292,658)
  Investments (affiliated)........................................................             -             -              -
  Futures contracts...............................................................   (2,185,681)             -              -
  Options written.................................................................             -             -              -
  Forward currency contracts......................................................             -        20,014              -
  Foreign currency translations...................................................       171,776     1,146,234     42,778,324
  Disposal of investments in violation of investment restrictions (see note 3)....             -             -              -
                                                                                   -------------   -----------  -------------
                                                                                      (3,509,602)    3,650,596    (71,514,334)
                                                                                   -------------   -----------  -------------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................  (12,078,747)    20,373,045      3,144,886
  Investments (affiliated)........................................................             -             -              -
  Futures contracts...............................................................       499,928             -              -
  Options written.................................................................             -             -              -
  Forward currency contracts......................................................             -       (58,510)             -
  Foreign currency translations...................................................     (165,138)        48,960         11,629
                                                                                   -------------   -----------  -------------
                                                                                     (11,743,957)   20,363,495      3,156,515
                                                                                   -------------   -----------  -------------
Net realized and unrealized gain (loss) on securities and foreign currency related
 transactions.....................................................................   (15,253,559)   24,014,091    (68,357,819)
                                                                                   -------------   -----------  -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ (13,839,850)  $30,015,441  $ (64,020,410)
                                                                                   -------------   -----------  -------------
* Net of foreign withholding taxes on dividends/interest of....................... $     250,064   $    47,433  $     886,315
                                                                                   -------------   -----------  -------------

                                                                                     LARGE CAP       MIDCAP       MONEY
                                                                                      GROWTH         INDEX       MARKET I
                                                                                       FUND           FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)......................................................... $  4,240,258  $  11,138,104  $        -
Dividends (affiliated)............................................................            -              -           -
Securities lending income.........................................................       21,816        258,850           -
Interest* (unaffiliated)..........................................................      282,657        355,024   9,485,513
Interest (affiliated).............................................................            -              -           -
                                                                                   ------------  -------------  ----------
  Total investment income.........................................................    4,544,731     11,751,978   9,485,513
                                                                                   ------------  -------------  ----------
EXPENSES:
Advisory fees.....................................................................    3,900,263      2,905,924   2,958,515
Custodian fees....................................................................       77,017        136,393      46,685
Registration and filing fees......................................................            9         19,215      26,740
Audit fees and tax services fees..................................................       27,734         67,224      29,077
Accounting services...............................................................      287,388        673,659     414,192
Legal fees........................................................................        5,282         12,997         572
Directors' fees...................................................................       46,314        124,783      70,588
Reports to shareholders...........................................................      162,223        351,562     184,554
Transfer agency fees..............................................................        1,255         11,650      24,937
Interest..........................................................................          718              -           -
Miscellaneous.....................................................................        9,816         23,129      18,403
                                                                                   ------------  -------------  ----------
  Total expenses..................................................................    4,518,019      4,326,536   3,774,263
                                                                                   ------------  -------------  ----------
  Expense reimbursements..........................................................     (166,331)             -    (269,584)
  Fees paid indirectly (Note 6)...................................................            -              -           -
                                                                                   ------------  -------------  ----------
  Net expenses....................................................................    4,351,688      4,326,536   3,504,679
                                                                                   ------------  -------------  ----------
NET INVESTMENT INCOME (LOSS)......................................................      193,043      7,425,442   5,980,834
                                                                                   ------------  -------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................  (94,315,183)     8,281,065       6,557
  Investments (affiliated)........................................................            -              -           -
  Futures contracts...............................................................            -     (6,818,451)          -
  Options written.................................................................            -              -           -
  Forward currency contracts......................................................            -              -           -
  Foreign currency translations...................................................            -              -           -
  Disposal of investments in violation of investment restrictions (see note 3)....            -              -           -
                                                                                   ------------  -------------  ----------
                                                                                    (94,315,183)     1,462,614       6,557
                                                                                   ------------  -------------  ----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................   29,935,551   (120,882,609)          -
  Investments (affiliated)........................................................            -              -           -
  Futures contracts...............................................................            -      5,967,977           -
  Options written.................................................................            -              -           -
  Forward currency contracts......................................................            -              -           -
  Foreign currency translations...................................................            -              -           -
                                                                                   ------------  -------------  ----------
                                                                                     29,935,551   (114,914,632)          -
                                                                                   ------------  -------------  ----------
Net realized and unrealized gain (loss) on securities and foreign currency related
 transactions.....................................................................  (64,379,632)  (113,452,018)      6,557
                                                                                   ------------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $(64,186,589) $(106,026,576) $5,987,391
                                                                                   ------------  -------------  ----------
* Net of foreign withholding taxes on dividends/interest of....................... $      3,874  $           -  $        -
                                                                                   ------------  -------------  ----------

                                                                                   NASDAQ-100(R) OPPORTUNITIES
                                                                                    INDEX FUND       FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated).........................................................  $    46,608    $  40,577
Dividends (affiliated)............................................................            -            -
Securities lending income.........................................................        3,052        1,177
Interest* (unaffiliated)..........................................................       52,761        1,363
Interest (affiliated).............................................................            -            -
                                                                                    -----------    ---------
  Total investment income.........................................................      102,421       43,117
                                                                                    -----------    ---------
EXPENSES:
Advisory fees.....................................................................      121,446       33,857
Custodian fees....................................................................       48,982       48,672
Registration and filing fees......................................................       22,300           12
Audit fees and tax services fees..................................................        6,019        4,583
Accounting services...............................................................       21,253        2,456
Legal fees........................................................................          450          181
Directors' fees...................................................................        7,317          739
Reports to shareholders...........................................................       11,208        1,401
Transfer agency fees..............................................................        6,626        2,519
Interest..........................................................................            -            -
Miscellaneous.....................................................................        1,174          642
                                                                                    -----------    ---------
  Total expenses..................................................................      246,775       95,062
                                                                                    -----------    ---------
  Expense reimbursements..........................................................            -            -
  Fees paid indirectly (Note 6)...................................................            -       (1,957)
                                                                                    -----------    ---------
  Net expenses....................................................................      246,775       93,105
                                                                                    -----------    ---------
NET INVESTMENT INCOME (LOSS)......................................................     (144,354)     (49,988)
                                                                                    -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................   (3,662,037)    (878,013)
  Investments (affiliated)........................................................            -            -
  Futures contracts...............................................................     (877,196)           -
  Options written.................................................................            -            -
  Forward currency contracts......................................................            -            -
  Foreign currency translations...................................................            -            -
  Disposal of investments in violation of investment restrictions (see note 3)....            -            -
                                                                                    -----------    ---------
                                                                                     (4,539,233)    (878,013)
                                                                                    -----------    ---------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................    6,389,395      525,923
  Investments (affiliated)........................................................            -            -
  Futures contracts...............................................................      845,842            -
  Options written.................................................................            -            -
  Forward currency contracts......................................................            -            -
  Foreign currency translations...................................................            -            -
                                                                                    -----------    ---------
                                                                                      7,235,237      525,923
                                                                                    -----------    ---------
Net realized and unrealized gain (loss) on securities and foreign currency related
 transactions.....................................................................    2,696,004     (352,090)
                                                                                    -----------    ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 2,551,650    $(402,078)
                                                                                    -----------    ---------
* Net of foreign withholding taxes on dividends/interest of.......................  $       358    $       -
                                                                                    -----------    ---------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

96
                     STATEMENTS OF OPERATIONS - CONTINUED
                                                For the Year Ended May 31, 2003


                                                                                                  SCIENCE &
                                                                                                  TECHNOLOGY      SMALL CAP
                                                                                                     FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)...................................................................... $    2,066,896  $  2,555,571
Dividends (affiliated).........................................................................              -             -
Securities lending income......................................................................        152,411       215,135
Interest* (unaffiliated).......................................................................      1,114,314       573,923
Interest (affiliated)..........................................................................              -           567
                                                                                                --------------  ------------
  Total investment income......................................................................      3,333,621     3,345,196
                                                                                                --------------  ------------
EXPENSES:
Advisory fees..................................................................................      8,913,172     4,553,763
Custodian fees.................................................................................        149,734       143,798
Registration and filing fees...................................................................             72           117
Audit fees and tax services fees...............................................................         57,012        36,236
Accounting services............................................................................        693,247       354,181
Legal fees.....................................................................................         14,528         4,552
Directors' fees................................................................................         91,677        59,930
Reports to shareholders........................................................................        378,256       205,953
Transfer agency fees...........................................................................          9,144         1,249
Interest.......................................................................................              -         1,115
Miscellaneous..................................................................................         32,045        17,210
                                                                                                --------------  ------------
Total expenses.................................................................................     10,338,887     5,378,104
                                                                                                --------------  ------------
Expense reimbursements.........................................................................       (456,761)     (571,973)
Fees paid indirectly (Note 6)..................................................................       (170,767)            -
                                                                                                --------------  ------------
Net expenses...................................................................................      9,711,359     4,806,131
                                                                                                --------------  ------------
NET INVESTMENT INCOME (LOSS)...................................................................     (6,377,738)   (1,460,935)
                                                                                                --------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)...................................................................  (403,129,863)   (91,290,387)
  Investments (affiliated).....................................................................              -             -
  Futures contracts............................................................................              -             -
  Options written..............................................................................              -             -
  Forward currency contracts...................................................................              -             -
  Foreign currency translations................................................................        102,062          (233)
  Disposal of investments in violation of investment restrictions (see note 3).................              -             -
                                                                                                --------------  ------------
                                                                                                  (403,027,801)  (91,290,620)
                                                                                                --------------  ------------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)...................................................................    351,673,034     8,384,565
  Investments (affiliated).....................................................................              -             -
  Futures contracts............................................................................              -             -
  Options written..............................................................................              -             -
  Forward currency contracts...................................................................              -             -
  Foreign currency translations................................................................            782             -
                                                                                                --------------  ------------
                                                                                                   351,673,816     8,384,565
                                                                                                --------------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions    (51,353,985)  (82,906,055)
                                                                                                --------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $  (57,731,723) $(84,366,990)
                                                                                                --------------  ------------
* Net of foreign withholding taxes on dividends/interest of.................................... $       72,581  $        692
                                                                                                --------------  ------------

                                                                                                  SMALL CAP      SOCIAL
                                                                                                    INDEX       AWARENESS
                                                                                                    FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)...................................................................... $  2,771,540  $  5,435,091
Dividends (affiliated).........................................................................            -         7,835
Securities lending income......................................................................      128,505        16,585
Interest* (unaffiliated).......................................................................      222,171       145,723
Interest (affiliated)..........................................................................            -             -
                                                                                                ------------  ------------
  Total investment income......................................................................    3,122,216     5,605,234
                                                                                                ------------  ------------
EXPENSES:
Advisory fees..................................................................................      753,478     1,646,755
Custodian fees.................................................................................       50,136        63,750
Registration and filing fees...................................................................        9,834         2,859
Audit fees and tax services fees...............................................................       17,622        23,273
Accounting services............................................................................      150,696       230,546
Legal fees.....................................................................................        4,128         4,960
Directors' fees................................................................................       43,527        19,587
Reports to shareholders........................................................................       82,159       129,409
Transfer agency fees...........................................................................        8,514         1,732
Interest.......................................................................................            -           546
Miscellaneous..................................................................................        6,735         8,720
                                                                                                ------------  ------------
Total expenses.................................................................................    1,126,829     2,132,137
                                                                                                ------------  ------------
Expense reimbursements.........................................................................            -             -
Fees paid indirectly (Note 6)..................................................................            -             -
                                                                                                ------------  ------------
Net expenses...................................................................................    1,126,829     2,132,137
                                                                                                ------------  ------------
NET INVESTMENT INCOME (LOSS)...................................................................    1,995,387     3,473,097
                                                                                                ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)...................................................................  (11,344,216)  (66,544,036)
  Investments (affiliated).....................................................................            -        21,054
  Futures contracts............................................................................   (3,341,347)   (1,070,878)
  Options written..............................................................................            -             -
  Forward currency contracts...................................................................            -             -
  Foreign currency translations................................................................            -             -
  Disposal of investments in violation of investment restrictions (see note 3).................            -             -
                                                                                                ------------  ------------
                                                                                                 (14,685,563)  (67,593,860)
                                                                                                ------------  ------------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)...................................................................  (11,200,639)   27,536,278
  Investments (affiliated).....................................................................            -      (429,017)
  Futures contracts............................................................................    5,301,702     1,359,332
  Options written..............................................................................            -             -
  Forward currency contracts...................................................................            -             -
  Foreign currency translations................................................................            -             -
                                                                                                ------------  ------------
                                                                                                  (5,898,937)   28,466,593
                                                                                                ------------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions  (20,584,500)  (39,127,267)
                                                                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $(18,589,113) $(35,654,170)
                                                                                                ------------  ------------
* Net of foreign withholding taxes on dividends/interest of.................................... $      1,446  $          -
                                                                                                ------------  ------------

                                                                                                    STOCK
                                                                                                    INDEX         VALUE
                                                                                                    FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends* (unaffiliated)...................................................................... $  59,597,573  $   231,018
Dividends (affiliated).........................................................................       193,524            -
Securities lending income......................................................................       196,961            -
Interest* (unaffiliated).......................................................................       290,472        4,280
Interest (affiliated)..........................................................................             -            -
                                                                                                -------------  -----------
  Total investment income......................................................................    60,278,530      235,298
                                                                                                -------------  -----------
EXPENSES:
Advisory fees..................................................................................     8,916,679       75,358
Custodian fees.................................................................................       383,142       48,988
Registration and filing fees...................................................................         1,619            1
Audit fees and tax services fees...............................................................       205,171        4,962
Accounting services............................................................................     2,356,670        6,763
Legal fees.....................................................................................        46,456          253
Directors' fees................................................................................       268,482        1,986
Reports to shareholders........................................................................     1,276,879        4,235
Transfer agency fees...........................................................................        17,129        1,192
Interest.......................................................................................         5,523            -
Miscellaneous..................................................................................        89,579          961
                                                                                                -------------  -----------
Total expenses.................................................................................    13,567,329      144,699
                                                                                                -------------  -----------
Expense reimbursements.........................................................................             -            -
Fees paid indirectly (Note 6)..................................................................             -            -
                                                                                                -------------  -----------
Net expenses...................................................................................    13,567,329      144,699
                                                                                                -------------  -----------
NET INVESTMENT INCOME (LOSS)...................................................................    46,711,201       90,599
                                                                                                -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments (unaffiliated)...................................................................    21,609,427   (1,211,085)
  Investments (affiliated).....................................................................     2,395,538            -
  Futures contracts............................................................................    (4,082,045)           -
  Options written..............................................................................             -            -
  Forward currency contracts...................................................................             -            -
  Foreign currency translations................................................................             -            -
  Disposal of investments in violation of investment restrictions (see note 3).................             -            -
                                                                                                -------------  -----------
                                                                                                   19,922,920   (1,211,085)
                                                                                                -------------  -----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated)...................................................................  (415,646,725)     133,082
  Investments (affiliated).....................................................................   (12,194,763)           -
  Futures contracts............................................................................     2,435,785            -
  Options written..............................................................................             -            -
  Forward currency contracts...................................................................             -            -
  Foreign currency translations................................................................             -            -
                                                                                                -------------  -----------
                                                                                                 (425,405,703)     133,082
                                                                                                -------------  -----------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions  (405,482,783)  (1,078,003)
                                                                                                -------------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $(358,771,582) $  (987,404)
                                                                                                -------------  -----------
* Net of foreign withholding taxes on dividends/interest of.................................... $       1,826  $       819
                                                                                                -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                                                             97
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                            ASSET ALLOCATION               BLUE CHIP
                                                                                  FUND                    GROWTH FUND
                                                                       --------------------------  -------------------------
                                                                         For the       For the       For the       For the
                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                         May 31,       May 31,       May 31,       May 31,
                                                                           2003          2002          2003          2002
                                                                       ------------  ------------  ------------  -----------
OPERATIONS:
Net investment income (loss).......................................... $  3,743,245  $  5,245,356  $    (29,878) $   (29,658)
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................      807,632       543,918    (2,570,778)  (1,930,169)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................   (3,919,715)  (17,234,426)    1,582,925     (817,562)
                                                                       ------------  ------------  ------------  -----------
 Increase (decrease) in net assets resulting from operations..........      631,162   (11,445,152)   (1,017,731)  (2,777,389)
                                                                       ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (3,851,623)   (5,337,298)            -      (11,404)
Net realized gain on securities.......................................     (123,336)   (5,306,674)            -            -
                                                                       ------------  ------------  ------------  -----------
 Decrease in net assets resulting from distributions to shareholders..   (3,974,959)  (10,643,972)            -      (11,404)
                                                                       ------------  ------------  ------------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   24,908,488     2,530,781    18,660,500   10,319,381
Reinvestment of distributions.........................................    3,974,959    10,643,972             -       11,404
Cost of capital stock reacquired......................................  (41,707,657)  (18,529,942)  (13,978,057)  (2,070,101)
                                                                       ------------  ------------  ------------  -----------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................  (12,824,210)   (5,355,189)    4,682,443    8,260,684
                                                                       ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (16,168,007)  (27,444,313)    3,664,712    5,471,891
NET ASSETS:
Beginning of year.....................................................  180,925,012   208,369,325    20,063,415   14,591,524
                                                                       ------------  ------------  ------------  -----------
End of year........................................................... $164,757,005  $180,925,012  $ 23,728,127  $20,063,415
                                                                       ------------  ------------  ------------  -----------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $     98,792  $      2,601  $        179  $         -
                                                                       ------------  ------------  ------------  -----------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    2,387,295       210,293     3,022,001    1,330,801
Issued for distributions reinvested...................................      375,810       902,001             -        1,525
Reacquired............................................................   (4,003,456)   (1,556,221)   (2,290,338)    (271,401)
                                                                       ------------  ------------  ------------  -----------
 Increase (decrease) in shares outstanding............................   (1,240,351)     (443,927)      731,663    1,060,925
Shares outstanding:
 Beginning of year....................................................   15,944,067    16,387,994     2,763,288    1,702,363
                                                                       ------------  ------------  ------------  -----------
 End of year..........................................................   14,703,716    15,944,067     3,494,951    2,763,288
                                                                       ------------  ------------  ------------  -----------

                                                                          CAPITAL CONSERVATION
                                                                                  FUND                  CORE EQUITY FUND
                                                                       -------------------------  ----------------------------
                                                                         For the       For the       For the        For the
                                                                        Year Ended    Year Ended    Year Ended     Year Ended
                                                                         May 31,       May 31,       May 31,        May 31,
                                                                           2003          2002          2003           2002
                                                                       ------------  -----------  -------------  -------------
OPERATIONS:
Net investment income (loss).......................................... $  3,001,653  $ 3,687,499  $   6,150,294  $   4,204,867
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................    3,983,752     (393,500)   (50,821,518)   (85,727,415)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................    1,563,845      439,390    (14,807,191)   (61,973,159)
                                                                       ------------  -----------  -------------  -------------
 Increase (decrease) in net assets resulting from operations..........    8,549,250    3,733,389    (59,478,415)  (143,495,707)
                                                                       ------------  -----------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (3,172,002)  (3,724,669)    (6,153,017)    (4,285,757)
Net realized gain on securities.......................................            -            -              -             --
                                                                       ------------  -----------  -------------  -------------
 Decrease in net assets resulting from distributions to shareholders..   (3,172,002)  (3,724,669)    (6,153,017)    (4,285,757)
                                                                       ------------  -----------  -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   52,329,360   18,044,376    165,958,192      4,370,220
Reinvestment of distributions.........................................    3,172,002    3,724,669      6,153,017      4,285,757
Cost of capital stock reacquired......................................  (40,797,909)  (8,552,737)  (231,083,991)   (90,211,615)
                                                                       ------------  -----------  -------------  -------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................   14,703,453   13,216,308    (58,972,782)   (81,555,638)
                                                                       ------------  -----------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   20,080,701   13,225,028   (124,604,214)  (229,337,102)
NET ASSETS:
Beginning of year.....................................................   69,784,909   56,559,881    684,642,425    913,979,527
                                                                       ------------  -----------  -------------  -------------
End of year........................................................... $ 89,865,610  $69,784,909  $ 560,038,211  $ 684,642,425
                                                                       ------------  -----------  -------------  -------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $     59,536  $    15,153  $     130,112  $     132,835
                                                                       ------------  -----------  -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    5,371,855    1,895,672     17,855,112        358,675
Issued for distributions reinvested...................................      325,995      393,898        644,267        370,730
Reacquired............................................................   (4,183,787)    (907,646)   (24,816,764)    (7,484,584)
                                                                       ------------  -----------  -------------  -------------
 Increase (decrease) in shares outstanding............................    1,514,063    1,381,924     (6,317,385)    (6,755,179)
Shares outstanding:
 Beginning of year....................................................    7,440,105    6,058,181     61,675,045     68,430,224
                                                                       ------------  -----------  -------------  -------------
 End of year..........................................................    8,954,168    7,440,105     55,357,660     61,675,045
                                                                       ------------  -----------  -------------  -------------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

98
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                          GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                                  FUND                        FUND
                                                                       --------------------------  --------------------------
                                                                         For the       For the       For the       For the
                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                         May 31,       May 31,       May 31,       May 31,
                                                                           2003          2002          2003          2002
                                                                       ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).......................................... $  6,378,577  $  6,442,725  $  1,437,087  $  1,398,200
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................   11,519,782     1,840,227   (30,840,703)  (20,801,949)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................    3,012,682     1,491,614     3,392,520   (10,418,934)
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from operations..........   20,911,041     9,774,566   (26,011,096)  (29,822,683)
                                                                       ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (6,603,003)   (6,503,121)   (1,435,004)   (1,490,238)
Net realized gain on securities.......................................   (1,128,550)            -             -    (3,706,627)
                                                                       ------------  ------------  ------------  ------------
 Decrease in net assets resulting from distributions to shareholders..   (7,731,553)   (6,503,121)   (1,435,004)   (5,196,865)
                                                                       ------------  ------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................  129,261,715    24,976,847    47,495,850     4,856,986
Reinvestment of distributions.........................................    7,731,553     6,503,121     1,435,004     5,196,865
Cost of capital stock reacquired......................................  (84,486,909)  (19,539,415)  (67,871,091)  (21,775,717)
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................   52,506,359    11,940,553   (18,940,237)  (11,721,866)
                                                                       ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   65,685,847    15,211,998   (46,386,337)  (46,741,414)
NET ASSETS:
Beginning of year.....................................................  134,726,095   119,514,097   220,745,149   267,486,563
                                                                       ------------  ------------  ------------  ------------
End of year........................................................... $200,411,942  $134,726,095  $174,358,812  $220,745,149
                                                                       ------------  ------------  ------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $     77,464  $     58,948  $     40,773  $     38,690
                                                                       ------------  ------------  ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................   11,858,793     2,390,285     4,476,353       354,581
Issued for distributions reinvested...................................      706,223       626,423       130,918       383,044
Reacquired............................................................   (7,722,626)   (1,896,492)   (6,350,559)   (1,618,173)
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in shares outstanding............................    4,842,390     1,120,216    (1,743,288)     (880,548)
Shares outstanding:
 Beginning of year....................................................   12,993,314    11,873,098    17,145,367    18,025,915
                                                                       ------------  ------------  ------------  ------------
 End of year..........................................................   17,835,704    12,993,314    15,402,079    17,145,367
                                                                       ------------  ------------  ------------  ------------

                                                                          HEALTH SCIENCES FUND        INCOME & GROWTH FUND
                                                                       -------------------------  ---------------------------
                                                                         For the       For the       For the       For the
                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                         May 31,       May 31,       May 31,       May 31,
                                                                           2003          2002          2003          2002
                                                                       ------------  -----------  -------------  ------------
OPERATIONS:
Net investment income (loss).......................................... $   (401,635) $  (267,426) $   2,792,218  $  2,222,954
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................   (5,722,513)  (2,664,903)   (32,609,271)  (15,649,387)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................   10,232,480   (3,884,320)     9,587,451   (14,290,150)
                                                                       ------------  -----------  -------------  ------------
 Increase (decrease) in net assets resulting from operations..........    4,108,332   (6,816,649)   (20,229,602)  (27,716,583)
                                                                       ------------  -----------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................            -            -     (2,693,004)   (2,330,732)
Net realized gain on securities.......................................            -            -              -             -
                                                                       ------------  -----------  -------------  ------------
 Decrease in net assets resulting from distributions to shareholders..            -            -     (2,693,004)   (2,330,732)
                                                                       ------------  -----------  -------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   50,807,902   38,708,630     92,216,684    10,450,385
Reinvestment of distributions.........................................            -            -      2,693,004     2,330,732
Cost of capital stock reacquired......................................  (31,757,288)  (1,343,297)  (106,576,794)   (8,528,031)
                                                                       ------------  -----------  -------------  ------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................   19,050,614   37,365,333    (11,667,106)    4,253,086
                                                                       ------------  -----------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   23,158,946   30,548,684    (34,589,712)  (25,794,229)
NET ASSETS:
Beginning of year.....................................................   54,514,181   23,965,497    235,508,487   261,302,716
                                                                       ------------  -----------  -------------  ------------
End of year........................................................... $ 77,673,127  $54,514,181  $ 200,918,775  $235,508,487
                                                                       ------------  -----------  -------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $      7,234  $    (1,420) $     200,809  $    101,595
                                                                       ------------  -----------  -------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    7,374,509    4,506,197     13,119,440     1,176,134
Issued for distributions reinvested...................................            -            -        371,125       269,316
Reacquired............................................................   (4,672,098)    (160,732)   (15,145,877)     (979,052)
                                                                       ------------  -----------  -------------  ------------
 Increase (decrease) in shares outstanding............................    2,702,411    4,345,465     (1,655,312)      466,398
Shares outstanding:
 Beginning of year....................................................    7,029,275    2,683,810     27,663,508    27,197,110
                                                                       ------------  -----------  -------------  ------------
 End of year..........................................................    9,731,686    7,029,275     26,008,196    27,663,508
                                                                       ------------  -----------  -------------  ------------



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             99
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED




                                                                                  INTERNATIONAL EQUITIES FUND
                                                                                 ----------------------------
                                                                                    For the        For the
                                                                                   Year Ended     Year Ended
                                                                                    May 31,        May 31,
                                                                                      2003           2002
                                                                                 -------------  -------------
OPERATIONS:
Net investment income (loss).................................................... $   1,413,709      1,192,229
Net realized gain (loss) on securities and foreign currency related transactions    (3,509,602)    (6,356,559)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................   (11,743,957)    (6,796,664)
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from operations...................   (13,839,850)   (11,960,994)
                                                                                 -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................      (930,002)    (2,128,544)
Net realized gain on securities.................................................             -    (13,127,599)
                                                                                 -------------  -------------
  Decrease in net assets resulting from distributions to shareholders...........      (930,002)   (15,256,143)
                                                                                 -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................   378,590,730    129,891,283
Reinvestment of distributions...................................................       930,002     15,256,143
Cost of capital stock reacquired................................................  (375,633,057)  (134,891,561)
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions...     3,887,675     10,255,865
                                                                                 -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   (10,882,177)   (16,961,272)
NET ASSETS:
Beginning of year...............................................................   101,562,441    118,523,713
                                                                                 -------------  -------------
End of year..................................................................... $  90,680,264  $ 101,562,441
                                                                                 -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of
 the year....................................................................... $     466,101  $     (82,338)
                                                                                 -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................    71,854,370     18,562,166
Issued for distributions reinvested.............................................       170,093      2,353,520
Reacquired......................................................................   (70,759,366)   (19,190,783)
                                                                                 -------------  -------------
  Increase (decrease) in shares outstanding.....................................     1,265,097      1,724,903
Shares outstanding:
  Beginning of year.............................................................    15,226,237     13,501,334
                                                                                 -------------  -------------
  End of year...................................................................    16,491,334     15,226,237
                                                                                 -------------  -------------

                                                                                  INTERNATIONAL GOVERNMENT
                                                                                          BOND FUND
                                                                                 --------------------------
                                                                                   For the       For the
                                                                                  Year Ended    Year Ended
                                                                                   May 31,       May 31,
                                                                                     2003          2002
                                                                                 ------------  ------------
OPERATIONS:
Net investment income (loss).................................................... $  6,001,350  $  5,733,608
Net realized gain (loss) on securities and foreign currency related transactions    3,650,596    (4,875,715)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................   20,363,495     8,937,569
                                                                                 ------------  ------------
  Increase (decrease) in net assets resulting from operations...................   30,015,441     9,795,462
                                                                                 ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................            -             -
Net realized gain on securities.................................................     (671,332)     (840,901)
                                                                                 ------------  ------------
  Decrease in net assets resulting from distributions to shareholders...........     (671,332)     (840,901)
                                                                                 ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................  116,561,445    12,736,367
Reinvestment of distributions...................................................      671,332       840,901
Cost of capital stock reacquired................................................  (91,152,062)  (20,455,807)
                                                                                 ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions...   26,080,715    (6,878,539)
                                                                                 ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   55,424,824     2,076,022
NET ASSETS:
Beginning of year...............................................................  102,053,359    99,977,337
                                                                                 ------------  ------------
End of year..................................................................... $157,478,183  $102,053,359
                                                                                 ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the year....................................................................... $  3,543,064  $ (4,379,089)
                                                                                 ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................    9,482,975     1,213,327
Issued for distributions reinvested.............................................       55,805        79,934
Reacquired......................................................................   (7,394,437)   (1,949,366)
                                                                                 ------------  ------------
  Increase (decrease) in shares outstanding.....................................    2,144,343      (656,105)
Shares outstanding:
  Beginning of year.............................................................    9,241,533     9,897,638
                                                                                 ------------  ------------
  End of year...................................................................   11,385,876     9,241,533
                                                                                 ------------  ------------

                                                                                    INTERNATIONAL GROWTH I
                                                                                             FUND
                                                                                 ----------------------------
                                                                                    For the        For the
                                                                                   Year Ended     Year Ended
                                                                                    May 31,        May 31,
                                                                                      2003           2002
                                                                                 -------------  -------------
OPERATIONS:
Net investment income (loss).................................................... $   4,337,409  $   3,082,545
Net realized gain (loss) on securities and foreign currency related transactions   (71,514,334)  (118,049,730)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................     3,156,515     48,277,166
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from operations...................   (64,020,410)   (66,690,019)
                                                                                 -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................    (6,113,264)    (1,035,279)
Net realized gain on securities.................................................             -              -
                                                                                 -------------  -------------
  Decrease in net assets resulting from distributions to shareholders...........    (6,113,264)    (1,035,279)
                                                                                 -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................   139,848,350     32,796,997
Reinvestment of distributions...................................................     6,113,264      1,035,279
Cost of capital stock reacquired................................................  (169,089,011)   (61,001,083)
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions...   (23,127,397)   (27,168,807)
                                                                                 -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   (93,261,071)   (94,894,105)
NET ASSETS:
Beginning of year...............................................................   438,473,778    533,367,883
                                                                                 -------------  -------------
End of year..................................................................... $ 345,212,707  $ 438,473,778
                                                                                 -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of
 the year....................................................................... $     565,583  $   2,613,261
                                                                                 -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................    23,905,095      4,539,836
Issued for distributions reinvested.............................................     1,019,156        141,263
Reacquired......................................................................   (28,539,692)    (8,391,415)
                                                                                 -------------  -------------
  Increase (decrease) in shares outstanding.....................................    (3,615,441)    (3,710,316)
Shares outstanding:
  Beginning of year.............................................................    60,440,797     64,151,113
                                                                                 -------------  -------------
  End of year...................................................................    56,825,356     60,440,797
                                                                                 -------------  -------------

                                                                                     LARGE CAP GROWTH FUND
                                                                                 ----------------------------
                                                                                    For the        For the
                                                                                   Year Ended     Year Ended
                                                                                    May 31,        May 31,
                                                                                      2003           2002
                                                                                 -------------  -------------
OPERATIONS:
Net investment income (loss).................................................... $     193,043  $    (726,651)
Net realized gain (loss) on securities and foreign currency related transactions   (94,315,183)   (99,205,854)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................    29,935,551     (4,391,856)
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from operations...................   (64,186,589)  (104,324,361)
                                                                                 -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................      (253,510)             -
Net realized gain on securities.................................................             -              -
                                                                                 -------------  -------------
  Decrease in net assets resulting from distributions to shareholders...........      (253,510)             -
                                                                                 -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................   187,001,605     21,172,179
Reinvestment of distributions...................................................       253,510              -
Cost of capital stock reacquired................................................  (215,883,192)   (22,418,137)
                                                                                 -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions...   (28,628,077)    (1,245,958)
                                                                                 -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   (93,068,176)  (105,570,319)
NET ASSETS:
Beginning of year...............................................................   519,129,241    624,699,560
                                                                                 -------------  -------------
End of year..................................................................... $ 426,061,065  $ 519,129,241
                                                                                 -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of
 the year....................................................................... $       9,365  $           -
                                                                                 -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................    37,554,968      3,109,391
Issued for distributions reinvested.............................................        48,824              -
Reacquired......................................................................   (43,186,199)    (3,412,140)
                                                                                 -------------  -------------
  Increase (decrease) in shares outstanding.....................................    (5,582,407)      (302,749)
Shares outstanding:
  Beginning of year.............................................................    83,752,202     84,054,951
                                                                                 -------------  -------------
  End of year...................................................................    78,169,795     83,752,202
                                                                                 -------------  -------------



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

100
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                             MID CAP INDEX FUND
                                                                       ------------------------------
                                                                          For the         For the
                                                                         Year Ended      Year Ended
                                                                          May 31,         May 31,
                                                                            2003            2002
                                                                       --------------  --------------
OPERATIONS:
Net investment income (loss).......................................... $    7,425,442  $    7,681,428
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................      1,462,614      36,117,165
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................   (114,914,632)    (20,535,491)
                                                                       --------------  --------------
 Increase (decrease) in net assets resulting from operations..........   (106,026,576)     23,263,102
                                                                       --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................     (6,863,215)     (7,828,323)
Net realized gain on securities.......................................    (33,800,632)   (106,419,792)
                                                                       --------------  --------------
 Decrease in net assets resulting from distributions to shareholders..    (40,663,847)   (114,248,115)
                                                                       --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................    307,316,826     106,625,044
Reinvestment of distributions.........................................     40,663,847     114,248,115
Cost of capital stock reacquired......................................   (260,004,659)    (23,560,155)
                                                                       --------------  --------------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................     87,976,014     197,313,004
                                                                       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................    (58,714,409)    106,327,991
NET ASSETS:
Beginning of year.....................................................  1,154,008,072   1,047,680,081
                                                                       --------------  --------------
End of year........................................................... $1,095,293,663  $1,154,008,072
                                                                       --------------  --------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $      609,852  $       47,625
                                                                       --------------  --------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................     21,747,431       5,883,611
Issued for distributions reinvested...................................      2,830,456       6,657,172
Reacquired............................................................    (18,529,208)     (1,314,212)
                                                                       --------------  --------------
 Increase (decrease) in shares outstanding............................      6,048,679      11,226,571
Shares outstanding:
 Beginning of year....................................................     64,086,193      52,859,622
                                                                       --------------  --------------
 End of year..........................................................     70,134,872      64,086,193
                                                                       --------------  --------------

                                                                            MONEY MARKET I FUND       NASDAQ-100(R) INDEX FUND
                                                                       ----------------------------  --------------------------
                                                                          For the        For the       For the       For the
                                                                         Year Ended     Year Ended    Year Ended    Year Ended
                                                                          May 31,        May 31,       May 31,       May 31,
                                                                            2003           2002          2003          2002
                                                                       -------------  -------------  ------------  ------------
OPERATIONS:
Net investment income (loss).......................................... $   5,980,834  $  13,300,299  $   (144,354) $    (85,912)
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................         6,557              -    (4,539,233)   (2,106,063)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................             -              -     7,235,237    (7,639,144)
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in net assets resulting from operations..........     5,987,391     13,300,299     2,551,650    (9,831,119)
                                                                       -------------  -------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................    (5,980,834)   (13,300,299)            -             -
Net realized gain on securities.......................................        (6,557)             -             -             -
                                                                       -------------  -------------  ------------  ------------
 Decrease in net assets resulting from distributions to shareholders..    (5,987,391)   (13,300,299)            -             -
                                                                       -------------  -------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   777,753,185    679,207,991    63,494,848    28,990,100
Reinvestment of distributions.........................................     5,987,391     13,300,299             -             -
Cost of capital stock reacquired......................................  (993,429,130)  (537,880,608)  (40,188,959)  (11,715,134)
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................  (209,688,554)   154,627,682    23,305,889    17,274,966
                                                                       -------------  -------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (209,688,554)   154,627,682    25,857,539     7,443,847
NET ASSETS:
Beginning of year.....................................................   734,134,803    579,507,121    26,448,561    19,004,714
                                                                       -------------  -------------  ------------  ------------
End of year........................................................... $ 524,446,249  $ 734,134,803  $ 52,306,100  $ 26,448,561
                                                                       -------------  -------------  ------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $       1,257  $           -  $      1,106  $          -
                                                                       -------------  -------------  ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................   777,753,185    679,207,991    21,739,423     6,901,612
Issued for distributions reinvested...................................     5,987,391     13,300,299             -             -
Reacquired............................................................  (993,429,130)  (537,880,608)  (13,955,096)   (2,847,894)
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in shares outstanding............................  (209,688,554)   154,627,682     7,784,327     4,053,718
Shares outstanding:
 Beginning of year....................................................   734,134,803    579,507,121     7,785,745     3,732,027
                                                                       -------------  -------------  ------------  ------------
 End of year..........................................................   524,446,249    734,134,803    15,570,072     7,785,745
                                                                       -------------  -------------  ------------  ------------

                                                                          OPPORTUNITIES FUND
                                                                       ------------------------
                                                                         For the      For the
                                                                        Year Ended   Year Ended
                                                                         May 31,      May 31,
                                                                           2003         2002
                                                                       -----------  -----------
OPERATIONS:
Net investment income (loss).......................................... $   (49,988) $   (42,633)
Net realized gain (loss) on securities and foreign currency related
 transactions.........................................................    (878,013)  (1,415,040)
Net unrealized appreciation (depreciation) on securities and foreign
 currency related transactions........................................     525,923      188,214
                                                                       -----------  -----------
 Increase (decrease) in net assets resulting from operations..........    (402,078)  (1,269,459)
                                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................           -            -
Net realized gain on securities.......................................           -            -
                                                                       -----------  -----------
 Decrease in net assets resulting from distributions to shareholders..           -            -
                                                                       -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   2,312,993    2,407,030
Reinvestment of distributions.........................................           -            -
Cost of capital stock reacquired......................................  (1,879,378)  (1,152,082)
                                                                       -----------  -----------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................     433,615    1,254,948
                                                                       -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................      31,537      (14,511)
NET ASSETS:
Beginning of year.....................................................   3,930,051    3,944,562
                                                                       -----------  -----------
End of year........................................................... $ 3,961,588  $ 3,930,051
                                                                       -----------  -----------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $       402  $         -
                                                                       -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................     579,383      445,481
Issued for distributions reinvested...................................           -            -
Reacquired............................................................    (475,026)    (219,893)
                                                                       -----------  -----------
 Increase (decrease) in shares outstanding............................     104,357      225,588
Shares outstanding:
 Beginning of year....................................................     836,513      610,925
                                                                       -----------  -----------
 End of year..........................................................     940,870      836,513
                                                                       -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            101
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                   SCIENCE & TECHNOLOGY
                                                                           FUND                      SMALL CAP FUND
                                                              ------------------------------  ---------------------------
                                                                 For the         For the         For the       For the
                                                                Year Ended      Year Ended      Year Ended    Year Ended
                                                                 May 31,         May 31,         May 31,       May 31,
                                                                   2003            2002            2003          2002
                                                              --------------  --------------  -------------  ------------
OPERATIONS:
Net investment income (loss)................................. $   (6,377,738) $   (9,180,409) $  (1,460,935) $ (1,038,852)
Net realized gain (loss) on securities and foreign currency
related transactions.........................................   (403,027,801)   (850,855,415)   (91,290,620)  (26,412,065)
Net unrealized appreciation (depreciation) on securities
 and foreign currency related transactions...................    351,673,816      12,391,621      8,384,565      (185,627)
                                                              --------------  --------------  -------------  ------------
 Increase (decrease) in net assets resulting from operations.    (57,731,723)   (847,644,203)   (84,366,990)  (27,636,544)
                                                              --------------  --------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................              -               -              -             -
Net realized gain on securities..............................              -     (95,656,832)             -             -
                                                              --------------  --------------  -------------  ------------
 Decrease in net assets resulting from distributions to
 shareholders................................................              -     (95,656,832)             -             -
                                                              --------------  --------------  -------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............................    428,987,049     124,797,118     90,175,186     8,630,434
Reinvestment of distributions................................              -      95,656,832              -             -
Cost of capital stock reacquired.............................   (425,812,281)    (57,789,199)  (126,983,410)  (38,557,077)
                                                              --------------  --------------  -------------  ------------
 Increase (decrease) in net assets resulting from capital
   stock transactions........................................      3,174,768     162,664,751    (36,808,224)  (29,926,643)
                                                              --------------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    (54,556,955)   (780,636,284)  (121,175,214)  (57,563,187)
NET ASSETS:
Beginning of year............................................  1,234,937,453   2,015,573,737    657,044,957   714,608,144
                                                              --------------  --------------  -------------  ------------
End of year.................................................. $1,180,380,498  $1,234,937,453  $ 535,869,743  $657,044,957
                                                              --------------  --------------  -------------  ------------
Undistributed net investment income (loss) included in net
 assets at the end of the year............................... $       75,680  $            -  $      74,211  $          -
                                                              --------------  --------------  -------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.........................................................     55,377,053       9,833,397     12,941,491       981,466
Issued for distributions reinvested..........................              -       7,444,111              -             -
Reacquired...................................................    (55,379,511)     (4,806,172)   (18,171,492)   (4,428,099)
                                                              --------------  --------------  -------------  ------------
 Increase (decrease) in shares outstanding...................         (2,458)     12,471,336     (5,230,001)   (3,446,633)
Shares outstanding:
 Beginning of year...........................................    129,125,631     116,654,295     75,124,962    78,571,595
                                                              --------------  --------------  -------------  ------------
 End of year.................................................    129,123,173     129,125,631     69,894,961    75,124,962
                                                              --------------  --------------  -------------  ------------

                                                                                                SOCIAL AWARENESS
                                                                 SMALL CAP INDEX FUND                 FUND
                                                              --------------------------  ---------------------------
                                                                For the       For the        For the       For the
                                                               Year Ended    Year Ended     Year Ended    Year Ended
                                                                May 31,       May 31,        May 31,       May 31,
                                                                  2003          2002           2003          2002
                                                              ------------  ------------  -------------  ------------
OPERATIONS:
Net investment income (loss)................................. $  1,995,387  $  2,421,482  $   3,473,097  $  3,063,479
Net realized gain (loss) on securities and foreign currency
related transactions.........................................  (14,685,563)   (1,306,494)   (67,593,860)    2,405,406
Net unrealized appreciation (depreciation) on securities
 and foreign currency related transactions...................   (5,898,937)   (3,659,742)    28,466,593   (67,528,325)
                                                              ------------  ------------  -------------  ------------
 Increase (decrease) in net assets resulting from operations.  (18,589,113)   (2,544,754)   (35,654,170)  (62,059,440)
                                                              ------------  ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................   (1,695,206)   (2,449,095)    (3,400,608)   (3,274,137)
Net realized gain on securities..............................            -   (31,790,716)    (7,443,700)  (13,322,022)
                                                              ------------  ------------  -------------  ------------
 Decrease in net assets resulting from distributions to
 shareholders................................................   (1,695,206)  (34,239,811)   (10,844,308)  (16,596,159)
                                                              ------------  ------------  -------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............................  104,101,327    34,788,835    102,753,710     9,216,000
Reinvestment of distributions................................    1,695,206    34,239,811     10,844,308    16,596,159
Cost of capital stock reacquired.............................  (77,540,641)  (11,727,477)  (131,597,402)  (23,030,619)
                                                              ------------  ------------  -------------  ------------
 Increase (decrease) in net assets resulting from capital
   stock transactions........................................   28,255,892    57,301,169    (17,999,384)    2,781,540
                                                              ------------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    7,971,573    20,516,604    (64,497,862)  (75,874,059)
NET ASSETS:
Beginning of year............................................  257,046,255   236,529,651    414,107,762   489,981,821
                                                              ------------  ------------  -------------  ------------
End of year.................................................. $265,017,828  $257,046,255  $ 349,609,900  $414,107,762
                                                              ------------  ------------  -------------  ------------
Undistributed net investment income (loss) included in net
 assets at the end of the year............................... $    313,925  $     13,744  $      80,331  $      7,842
                                                              ------------  ------------  -------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.........................................................   11,034,579     2,758,916      7,228,949       479,719
Issued for distributions reinvested..........................      178,004     2,883,311        744,454       872,066
Reacquired...................................................   (8,274,642)     (937,600)    (9,197,076)   (1,228,509)
                                                              ------------  ------------  -------------  ------------
 Increase (decrease) in shares outstanding...................    2,937,941     4,704,627     (1,223,673)      123,276
Shares outstanding:
 Beginning of year...........................................   21,473,290    16,768,663     23,444,217    23,320,941
                                                              ------------  ------------  -------------  ------------
 End of year.................................................   24,411,231    21,473,290     22,220,544    23,444,217
                                                              ------------  ------------  -------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

102
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                 STOCK INDEX FUND                VALUE FUND
                                         -------------------------------  ------------------------
                                                                                           From
                                             For the         For the        For the    December 31,
                                            Year Ended      Year Ended     Year Ended    2001* to
                                             May 31,         May 31,        May 31,      May 31,
                                               2003            2002           2003         2002
                                         ---------------  --------------  -----------  ------------
OPERATIONS:
Net investment income (loss)............ $    46,711,201  $   43,798,029  $    90,599  $    22,418
Net realized gain (loss) on securities
and foreign currency related
transactions............................      19,922,920      63,889,917   (1,211,085)      11,695
Net unrealized appreciation
(depreciation) on securities and
foreign currency related transactions...    (425,405,703)   (795,516,086)     133,082     (347,933)
                                         ---------------  --------------  -----------  -----------
 Increase (decrease) in net assets
 resulting from operations..............    (358,771,582)   (687,828,140)    (987,404)    (313,820)
                                         ---------------  --------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................     (46,092,003)    (44,999,778)     (74,702)     (23,158)
Net realized gain on securities.........     (84,411,750)   (169,524,135)     (35,050)           -
                                         ---------------  --------------  -----------  -----------
 Decrease in net assets resulting from
 distributions to shareholders..........    (130,503,753)   (214,523,913)    (109,752)     (23,158)
                                         ---------------  --------------  -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold........     994,359,859     191,020,906    4,371,190    1,824,770
Reinvestment of distributions...........     130,499,264     214,523,913      109,752       23,158
Cost of capital stock reacquired........  (1,099,501,154)   (251,770,455)  (3,104,687)    (655,800)
                                         ---------------  --------------  -----------  -----------
 Increase (decrease) in net assets
 resulting from capital stock
 transactions...........................      25,357,969     153,774,364    1,376,255    1,192,128
                                         ---------------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.   (463,917,366)   (748,577,689)      279,099      855,150
NET ASSETS:
Beginning of year.......................   4,091,054,259   4,839,631,948   10,855,150   10,000,000
                                         ---------------  --------------  -----------  -----------
End of year............................. $ 3,627,136,893  $4,091,054,259  $11,134,249  $10,855,150
                                         ---------------  --------------  -----------  -----------
Undistributed net investment income
included in net assets at the end of
the year................................ $     1,018,426  $      399,228  $    15,897  $         -
                                         ---------------  --------------  -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold....................................      40,847,713       5,801,417      547,357      183,565
Issued for distributions reinvested.....       5,243,133       6,635,177       13,915        2,392
Reacquired..............................     (45,160,376)     (7,746,971)    (390,524)     (65,428)
                                         ---------------  --------------  -----------  -----------
 Increase in shares outstanding.........         930,470       4,689,623      170,748      120,529
Shares outstanding:
 Beginning of year......................     135,869,682     131,180,059    1,120,529    1,000,000
                                         ---------------  --------------  -----------  -----------
 End of year............................     136,800,152     135,869,682    1,291,277    1,120,529
                                         ---------------  --------------  -----------  -----------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            103
                         NOTES TO FINANCIAL STATEMENTS


Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 22 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund              Large Cap Growth Fund
Blue Chip Growth Fund              Mid Cap Index Fund
Capital Conservation Fund          Money Market I Fund
Core Equity Fund                   Nasdaq-100(R) Index Fund
Government Securities Fund         Opportunities Fund
Growth & Income Fund               Science & Technology Fund
Health Sciences Fund               Small Cap Fund
Income & Growth Fund               Small Cap Index Fund
International Equities Fund        Social Awareness Fund
International Government Bond Fund Stock Index Fund
International Growth I Fund        Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act. Effective June 30, 2003, the Opportunities Fund changed its name to Growth Fund.

 Indemnifications. Under the Series' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Series. In addition, in the normal course of business the Series enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series that have not yet occurred. However, the Series expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

 Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

 Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such securities are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined in good faith under the direction of the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If a fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option by the holder.

 Purchased options are recorded as investments. If a purchased option expires, a fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 Futures Contracts. In order to gain exposure to or to protect against changes in security values, a fund may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

--------------------------------------------------------------------------------

104
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED


closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At May 31, 2003, certain funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Company, which is dated May 30, 2003, bears interest at a rate of 1.18% per annum, has a principal amount of $159,912,000, a repurchase price of $159,927,725, and matures June 2, 2003. The repurchase agreement is collateralized by $160,515,000 of U.S. Treasury Notes (bearing interest at the rate of 2.13% per annum and maturing August 31, 2004) with a market value of $163,123,369. The following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Company:

                                     Percentage  Principal
                    Fund             Ownership    Amount
                    ---------------- ---------- -----------
                    Growth & Income.    2.35%   $ 3,753,000
                    Large Cap Growth    3.68      5,886,000
                    Money Market I..    9.68     15,477,000

D. Foreign Currency Translation

 The accounting records of each fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. Restricted Securities

 A fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. A fund may invest in 144A securities (in accordance with a fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, a fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.

F. Securities Lending

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Federal Income Taxes

 Each fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

H. Investment Transactions and Related Investment Income

 Investment transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.

I. Distributions to Shareholders

 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market I Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.
 At the end of the fiscal year, offsetting adjustments to undistributed net investment income, additional paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year. Net assets are not affected by these adjustments.

--------------------------------------------------------------------------------

                                                                            105
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC serves as investment adviser to the Series. Certain officers and directors of the Series are officers and directors of VALIC or affiliates of VALIC.
 VALIC receives from the Series a monthly fee based on each fund's average daily net asset value at the following annual rates.

   Stock Index Fund                   0.35% on the first $500 million;
   Mid Cap Index Fund                   0.25% on the assets over $500 million
   Small Cap Index Fund
   International Equities Fund
   --------------------------------------------------------------------------
   Core Equity Fund                   0.80%
   Blue Chip Growth Fund
   --------------------------------------------------------------------------
   Growth & Income Fund               0.75%
   --------------------------------------------------
   Science & Technology Fund          0.90%
   Small Cap Fund
   --------------------------------------------------
   Health Sciences Fund               1.00%
   International Growth I Fund
   --------------------------------------------------
   Large Cap Growth Fund              0.95%
   --------------------------------------------------
   Social Awareness Fund              0.50%
   Asset Allocation Fund
   Capital Conservation Fund
   Government Securities Fund
   International Government Bond Fund
   Money Market I Fund
   --------------------------------------------------
   Opportunities Fund                 0.95%
   --------------------------------------------------
   Nasdaq-100(R) Index Fund           0.40%
   --------------------------------------------------
   Income & Growth Fund               0.77%
   --------------------------------------------------
   Value Fund                         0.78%

 VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through August 31, 2003. The table below reflects total annual operating expenses by fund, as limited by the advisor, shown as a percentage of average net assets.

                                               Maximum
                                               Expenses
                       Fund                   Limitation
                       ---------------------------------
                       Core Equity...........    0.85%
                       Growth & Income.......    0.85%
                       Income & Growth.......    0.83%
                       International Growth I    1.06%
                       Large Cap Growth......    1.06%
                       Money Market I........    0.60%
                       Science & Technology..    1.00%
                       Small Cap.............    0.95%

 VALIC has entered into sub-advisory agreements with the following:
     AIG Global Investment Corp.--sub-adviser for the Asset Allocation Fund,
        Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     American Century Investment Management, Inc.--sub-adviser for the Income &
        Growth Fund and International Growth I Fund.
     Founders Asset Management LLC--co-sub-adviser for approximately 50% of the
        Small Cap Fund.
     Putnam Investment Management LLC--sub-adviser for the Opportunities Fund and Value Fund.
     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund and Money Market I Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Small Cap Fund.
     Wellington Management Company, LLP--co-sub-adviser for approximately 50%
        of the Core Equity Fund.
     WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity
        Fund.
The sub-advisers are compensated for their services by VALIC.

 Effective October 1, 2001, the Series entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to the Series. During the year ended May 31, 2003, the Series accrued $6,558,610 for accounting and administrative services.

  Effective October 17, 2000, the series entered into an amended Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended May 31, 2003, the Series incurred $113,456 in transfer agency and services fees.

  On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.

  The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. As of May 31, 2003, the Series had a retirement plan liability to its independent directors totaling $1,300,114 which is included in the accrued expenses and other liabilities line of the Statement of Assets and Liabilities. During the year ending May 31, 2003, a total of $55,846 was paid to retired directors.

--------------------------------------------------------------------------------

106
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


  At May 31, 2003, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------  ------ -----
              Asset Allocation.............  99.95%     *      *
              Blue Chip Growth............. 100.00%     *      *
              Capital Conservation......... 100.00%     *      *
              Core Equity.................. 100.00%     *      *
              Government Securities........  88.55% 11.45%     *
              Growth & Income..............  92.91%  7.09%     *
              Health Sciences.............. 100.00%     *      *
              Income & Growth.............. 100.00%     *      *
              International Equities.......  93.80%     *      *
              International Government Bond 100.00%     *      *
              International Growth I....... 100.00%     *      *
              Large Cap Growth............. 100.00%     *      *
              Mid Cap Index................  97.53%     *      *
              Money Market I...............  82.64%     *  13.51%
              Nasdaq-100(R) Index..........  94.62%     *   5.37%
              Opportunities................  87.33% 12.67%     *
              Science & Technology.........  99.82%     *      *
              Small Cap.................... 100.00%     *      *
              Small Cap Index..............  99.02%     *      *
              Social Awareness............. 100.00%     *      *
              Stock Index..................  93.32%     *      *
              Value........................ 100.00%     *      *

--------
*  Less than 5% ownership.

  As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the year ended May 31, 2003, the following funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                         Realized
    Fund                          Security              Gain/(Loss)  Income
    ---------------- ---------------------------------- ----------- --------
    Asset Allocation American International Group, Inc.          -  $  4,611
    Blue Chip Growth American International Group, Inc.          -       549
    Core Equity..... American International Group, Inc. $    1,706    21,757
    Growth & Income. American International Group, Inc.          -     5,536
    Income & Growth. American International Group, Inc.    (41,945)    1,466
    Small Cap....... AIG Funding, Inc.                           -       567
    Social Awareness American International Group, Inc.     21,054     7,835
    Stock Index..... American International Group, Inc.  2,395,538   193,524

  During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                   Income & Growth International Growth I
                                   --------------- ----------------------
      J.P. Morgan Securities, Inc.      $432              $93,191

  On June 27, 2002 and January 8, 2003, AIGGIC, the sub-adviser of the Asset Allocation Fund, purchased Republic of Poland 6.25%, 07/03/2012 and Republic of Chile 5.50%, 1/15/2013 bonds, respectively. The Fund has an investment restriction that states the Fund may not make investments in emerging market countries. On June 28, 2002, AIGGIC sold Republic of Poland for a gain of $1,082 to the Fund, which increased the Fund's total return by less than 0.01%. On January 15, 2003, AIGGIC sold Republic of Chile resulting in no gain or loss to the Fund.

  On May 8, 2003, AIGGIC, the sub-adviser for the Asset Allocation Fund, purchased British Sky Broadcasting Group, PLC 6.88%, 2/23/2009 bonds with a rating of Ba1/BB+. The Fund has an investment restriction that states the Fund may not make investments in bonds rated lower than Baa3/BBB-. On May 28, 2003, AIGGIC sold the security at a gain of $24 to the Fund. The gain to the Fund increased the Fund's total return by less than 0.01%.

  On June 26, 2002, T. Rowe Price, the sub-adviser for the Health Sciences Fund wrote 131 call options on Amgen, Inc. and on June 27, 2002, T. Rowe Price wrote an additional 24 call options on Amgen, Inc. The 155 total call options written on Amgen, Inc. represented 15,500 shares of Amgen, Inc. common stock. On June 27, 2002, the Fund held 15,300 shares of Amgen, Inc. common stock, resulting in 2 written call option contracts (200 underlying shares) being uncovered. The Fund has an investment restriction that states the Fund may only write covered call options. On July 12, 2002, T. Rowe Price purchased 2 call options, offsetting the 2 written call options that were uncovered, resulting in a gain of $103 to the Fund. The gain to the Fund increased the Fund's total return by less than 0.01%.

Note 4 -- Investment Activity

  During the year ended May 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short term securities and government securities, were as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 91,989,437  $ 94,724,908
           Blue Chip Growth.............   12,665,243     8,215,404
           Capital Conservation.........   71,167,155    70,507,161
           Core Equity..................  136,328,110   191,267,452
           Government Securities........   15,653,593    24,487,958
           Growth & Income..............  161,433,223   170,043,674
           Health Sciences..............   46,896,191    26,612,289
           Income & Growth..............  123,531,598   132,463,110
           International Equities.......       45,071     3,509,770
           International Government Bond   91,511,916    62,244,572
           International Growth I.......  659,764,009   677,222,923
           Large Cap Growth.............  344,250,253   351,617,022
           Mid Cap Index................  150,026,616    95,067,729
           Nasdaq-100(R) Index..........   22,906,433     1,617,791
           Opportunities................    3,123,748     2,669,405
           Science & Technology.........  492,338,993   491,705,024
           Small Cap....................  358,430,567   399,879,623
           Small Cap Index..............   87,864,224    72,044,883
           Social Awareness.............  187,150,734   222,187,688
           Stock Index..................  189,400,139   259,029,407
           Value........................    5,197,132     3,823,516

 The cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 76,180,635  $ 91,906,682
           Capital Conservation.........  110,509,053    95,274,835
           Government Securities........  397,604,160   321,958,488
           International Government Bond   24,557,212    22,150,923

--------------------------------------------------------------------------------

                                                                            107
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



  Transactions in call and put options written during the year ended May 31, 2003 for the Health Sciences Fund are summarized as follows:

                                         Written Options
                                      ---------------------
                                      Number of   Premiums
                                      Contracts   Received
                                      --------- -----------
                    Beginning of year    2,075  $   644,446
                    Written..........   16,787    3,178,008
                    Closed...........  (11,223)  (2,415,648)
                    Exercised........      (74)     (29,123)
                    Expired..........   (4,535)    (573,746)
                                      --------- -----------
                    End of year......    3,030  $   803,937
                                      --------- -----------

  Open call option contracts written at May 31, 2003 for the Health Sciences Fund were as follows:

                                                                Market Value   Unrealized
                             Contract Strike Number of Premiums      at       Appreciation
Issue                         Month   Price  Contracts Received May 31, 2003 (Depreciation)
---------------------------- -------- ------ --------- -------- ------------ --------------
Abgenix, Inc................  Jul-03  $12.5      70    $ 6,790    $ 5,250       $  1,540
AmerisourceBergen, Inc......  Aug-03     55      21      3,680     18,690        (15,010)
AmerisourceBergen, Inc......  Aug-03     60      47      6,542     23,030        (16,488)
Amgen, Inc..................  Jul-03     65     126     17,295     28,980        (11,685)
Amgen, Inc..................  Jul-03     60     153     38,510     88,740        (50,230)
Amgen, Inc..................  Jul-03     65      96     21,791     43,200        (21,409)
Anthem, Inc.................  Sep-03     70      14      2,511      9,100         (6,589)
Biogen, Inc.................  Oct-03     40      51      9,902     29,070        (19,168)
Biovail Corp................  Jul-03     50      67     12,193     11,390            803
Cardinal Health, Inc........  Sep-03     60      87     13,658     22,620         (8,962)
Forest Laboratories, Inc....  Nov-03     55      46     10,577     13,110         (2,533)
Gilead Sciences, Inc........  Jun-03     45      44     11,066     33,000        (21,934)
Gilead Sciences, Inc........  Aug-03     45      37     13,948     32,190        (18,242)
HCA, Inc....................  Nov-03     35      11      1,507      2,035           (528)
IDEC Pharmaceuticals Corp...  Jul-03     35      22      3,674     10,560         (6,886)
ImClone Systems, Inc........  Aug-03   22.5      16      2,766     12,960        (10,194)
Eli Lilly and Co............  Jul-03     65      46      5,140      4,370            770
Eli Lilly and Co............  Jul-03     60      22      5,544      6,050           (506)
Eli Lilly and Co............  Jul-03     55      45     22,958     27,450         (4,492)
Eli Lilly and Co............  Jun-03     60      45      6,615      9,000         (2,385)
Medicines Co................  Jul-03     20      60      4,110     24,600        (20,490)
MedImmune, Inc..............  Sep-03   37.5     246     41,407     56,580        (15,173)
MedImmune, Inc..............  Jun-03     35      69      8,382     13,455         (5,073)
MedImmune, Inc..............  Sep-03     40      87      7,831     12,180         (4,349)
MedImmune, Inc..............  Jul-03     35      21      2,562      5,565         (3,003)
Neurocrine Biosciences, Inc.  Jun-03     45      45      8,028     27,900        (19,872)
Neurocrine Biosciences, Inc.  Aug-02     50      65     10,470     27,300        (16,830)

                                                         Market Value   Unrealized
                      Contract Strike Number of Premiums      at       Appreciation
Issue                  Month   Price  Contracts Received May 31, 2003 (Depreciation)
--------------------- -------- ------ --------- -------- ------------ --------------
Omnicare, Inc........  Jun-03    25        90      9,915     23,400       (13,485)
St Jude Medical, Inc.  Jul-03    45        14      2,480     16,100       (13,620)
Teva Pharmaceutical
 Industries, Ltd. ADR  Sep-03    45        82      5,617     56,580       (50,963)
Trimeris, Inc........  Jul-03    45        44      4,708     25,520       (20,812)
Trimeris, Inc........  Oct-03    55        69     12,429     15,870        (3,441)
Trimeris, Inc........  Oct-03    50        89     15,013     39,160       (24,147)
Waters Corp..........  Aug-03    25        63      7,691     25,200       (17,509)
Wyeth................  Jul-03    40        89      9,523     41,830       (32,307)
Wyeth................  Oct-03    40       146     27,657     83,220       (55,563)
                      -------- ------ --------- -------- ------------ --------------
                                        2,345   $394,490   $925,255     $(530,765)
                      -------- ------ --------- -------- ------------ --------------

  Open put option contracts written at May 31, 2003 for the Health Sciences Fund were as follows:

                                                              Market Value   Unrealized
                           Contract Strike Number of Premiums      at       Appreciation
Issue                       Month   Price  Contracts Received May 31, 2003 (Depreciation)
-------------------------- -------- ------ --------- -------- ------------ --------------
Amgen, Inc................  Jul-03  $  60      23    $  7,578   $  2,185      $  5,393
Amgen, Inc................  Jul-03     65      15      11,804      3,900         7,904
Anthem, Inc...............  Sep-03     70       9       4,563      2,655         1,908
Baxter International, Inc.  Jan-04     20      32       8,087      2,560         5,527
Baxter International, Inc.  Jan-04     25      42      12,263     10,920         1,343
Biogen, Inc...............  Oct-03     40      23       8,901      6,900         2,001
Bristol Meyers Squibb.....  Jan-04   27.5       6       3,942      2,400         1,542
Bristol Meyers Squibb.....  Jan-04     25      31      16,106      7,750         8,356
Bristol Meyers Squibb.....  Jan-04     30      78      45,434     45,240           194
Genentech, Inc............  Jan-04     55      91      58,414     42,770        15,644
Genentech, Inc............  Jan-04     60      45      40,709     30,600        10,109
Genentech, Inc............  Jan-04     65      48      44,014     44,640          (626)
Guidant Corp..............  Jan-04     40      69      64,977     23,460        41,517
Guidant Corp..............  Jan-04     45      23      17,005     13,570         3,435
IDEC Pharmaceuticals
 Corp.....................  Jul-03     40      46      16,132     17,480        (1,348)
Merck, Inc................  Jan-04     55      14      11,018      6,580         4,438
Universal Health Services.  Oct-03     45      90      38,500     30,600         7,900
                           -------- ------ --------- -------- ------------ --------------
                                              685    $409,447   $294,210      $115,237
                           -------- ------ --------- -------- ------------ --------------

--------------------------------------------------------------------------------

108
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 5 -- Federal Income Taxes

  The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2003.

                         Identified Cost     Gross         Gross     Net Unrealized
                         of Investments    Unrealized    Unrealized   Appreciation
Fund                          Owned       Appreciation  Depreciation (Depreciation)
------------------------ --------------- -------------- ------------ --------------
Asset Allocation........ $  163,979,971  $   18,499,848 $  8,786,649 $   9,713,199
Blue Chip Growth........     25,340,004       1,890,588    2,567,328      (676,740)
Capital Conservation....    102,314,020       2,557,564       63,228     2,494,336
Core Equity.............    656,853,241      26,629,098  122,351,586   (95,722,488)
Government Securities...    193,816,951       5,555,802            -     5,555,802
Growth & Income.........    181,432,827      11,131,498   11,153,190       (21,692)
Health Sciences.........     84,769,447      11,802,037    5,576,221     6,225,816
Income & Growth.........    220,272,715      17,055,290   27,083,202   (10,027,912)
International Equities..    101,011,836       8,774,044   28,900,330   (20,126,286)
International Government
 Bond...................    141,233,310      21,464,861      703,565    20,761,296
International Growth I..    390,688,891      32,522,809    4,186,246    28,336,563
Large Cap Growth........    446,961,228      29,653,107   27,273,573     2,379,534
Mid Cap Index...........  1,265,203,704     172,224,571  254,040,722   (81,816,151)
Money Market I..........    530,533,066               -            -             -
NASDAQ-100(R) Index.....     61,058,989       3,173,583   10,650,349    (7,476,766)
Opportunities...........      4,300,915         203,532      429,804      (226,272)
Science & Technology....  1,480,632,989     104,498,092  320,779,782  (216,281,690)
Small Cap...............    612,541,159      73,679,297   62,515,946    11,163,351
Small Cap Index.........    338,664,930      37,358,773   66,189,935   (28,831,162)
Social Awareness........    367,875,628      30,096,685   38,007,913    (7,911,228)
Stock Index.............  2,977,179,097   1,238,774,856  543,169,087   695,605,769
Value...................     11,636,855         489,268    1,017,213      (527,945)

   The following tables detail the tax basis distributions as well as the components of distributable earnings. As of May 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2003.

  The tax character of distributions paid during the year ended May 31, 2002 were as follows:

                                           Distributions paid from:
                                 --------------------------------------------
                                  Ordinary   Net Long Term   Total Taxable
   Fund                            Income    Capital Gains Distributions Paid
   ----------------------------- ----------- ------------- ------------------
   Asset Allocation............. $ 7,107,258 $  3,536,714     $ 10,643,972
   Blue Chip Growth.............      11,404            -           11,404
   Capital Conservation.........   3,724,669            -        3,724,669
   Core Equity..................   4,285,757            -        4,285,757
   Government Securities........   6,503,121            -        6,503,121
   Growth & Income..............   4,687,875      508,990        5,196,865
   Health Sciences..............           -            -                -
   Income & Growth..............   2,330,732            -        2,330,732
   International Equities.......   2,128,544   13,127,599       15,256,143
   International Government Bond           -      840,901          840,901
   International Growth I.......   1,035,279            -        1,035,279
   Large Cap Growth.............           -            -                -
   Mid Cap Index................  24,346,175   89,901,940      114,248,115
   Money Market I...............  13,300,299            -       13,300,299
   Nasdaq-100(R) Index..........           -            -                -
   Opportunities................           -            -                -
   Science & Technology.........           -   95,656,832       95,656,832
   Small Cap....................           -            -                -
   Small Cap Index..............  11,628,416   22,611,395       34,239,811
   Social Awareness.............   3,274,137   13,322,022       16,596,159
   Stock Index..................  44,999,778  169,524,135      214,523,913
   Value........................      23,158            -           23,158

  The tax character of distributions paid during the year ended May 31, 2003 were as follows:

                                           Distributions paid from:
                                 --------------------------------------------
                                  Ordinary   Net Long Term   Total Taxable
   Fund                            Income    Capital Gains Distributions Paid
   ----------------------------- ----------- ------------- ------------------
   Asset Allocation............. $ 3,974,959  $         -     $  3,974,959
   Blue Chip Growth.............           -            -                -
   Capital Conservation.........   3,172,002            -        3,172,002
   Core Equity..................   6,153,017            -        6,153,017
   Government Securities........   6,603,003    1,128,550        7,731,553
   Growth & Income..............   1,435,004            -        1,435,004
   Health Sciences..............           -            -                -
   Income & Growth..............   2,693,004            -        2,693,004
   International Equities.......     930,002            -          930,002
   International Government Bond           -      671,332          671,332
   International Growth I.......   6,113,264            -        6,113,264
   Large Cap Growth.............     253,510            -          253,510
   Mid Cap Index................   6,863,215   33,800,632       40,663,847
   Money Market I...............   5,987,391            -        5,987,391
   Nasdaq-100(R) Index..........           -            -                -
   Opportunities................           -            -                -
   Science & Technology.........           -            -                -
   Small Cap....................           -            -                -
   Small Cap Index..............   1,695,206            -        1,695,206
   Social Awareness.............   9,873,151      971,157       10,844,308
   Stock Index..................  46,820,984   83,682,769      130,503,753
   Value........................     109,752            -          109,752

                                                                            109
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



As of May 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                 Accumulated Earnings             Accumulated Capital and Other Losses
                              --------------------------- ----------------------------------------------------
                                                            Post October 31, 2002
                              Undistributed Undistributed --------------------------                             Unrealized
                                Ordinary      Long-Term   Capital Loss Currency Loss Other Loss  Capital Loss  Appreciation/
Fund                             Income     Capital Gains   Deferral     Deferral    Deferrals  Carryforward*+ (Depreciation)
----                          ------------- ------------- ------------ ------------- ---------- -------------- --------------
Asset Allocation.............  $  417,902    $ 1,672,519  $          -   $      -     $      -  $            - $   9,713,196
Blue Chip Growth.............           -              -       836,715        500            -       3,029,378      (676,740)
Capital Conservation.........      58,530        931,395             -          -            -               -     2,494,336
Core Equity..................     130,112              -    22,159,911          -            -     158,597,836   (95,722,488)
Government Securities........   4,454,578      6,896,250             -          -            -               -     5,555,803
Growth & Income..............      38,211              -    13,677,243          -            -      39,734,533       (21,692)
Health Sciences..............           -              -     2,152,346          -      366,291       5,215,472     5,827,479
Income & Growth..............     192,635              -    15,610,453          -            -      38,071,077   (10,027,912)
International Equities.......     529,413              -       862,771          -            -      11,900,066   (20,016,545
International Government Bond   4,685,936      1,030,527             -          -       34,131               -    20,816,860
International Growth I.......     535,635              -    32,139,878    151,245            -     244,178,218    28,409,048
Large Cap Growth.............           -              -    31,900,876          -            -     352,027,854     2,379,534
Midcap Index.................     512,213     11,002,160       296,662          -            -               -   (81,816,151)
Money Market I...............       1,257              -             -          -            -               -             -
Nasdaq-100(R) Index Fund.....           -              -     2,142,983          -            -       5,022,007    (7,476,766)
Opportunities................           -              -       239,209          -            -       3,000,557      (226,272)
Science & Technology.........           -              -   175,487,353      2,446            -   1,534,191,711  (216,280,856)
Small Cap....................           -              -    34,925,995          -            -     158,480,448    11,163,351
Small Cap Index..............     266,316              -             -          -            -       6,898,480   (28,831,162)
Social Awareness.............      72,676              -    27,201,638          -            -      43,322,372    (7,911,228)
Stock Index..................   3,124,159     11,718,422             -          -            -               -   695,605,769
Value........................      15,897              -       708,920          -            -         213,166      (527,945)



                                    Total
                                 Accumulated
Fund                          Earnings/(Deficit)
----                          ------------------
Asset Allocation.............  $    11,803,617
Blue Chip Growth.............       (4,543,333)
Capital Conservation.........        3,484,261
Core Equity..................     (276,350,123)
Government Securities........       16,906,631
Growth & Income..............      (53,395,257)
Health Sciences..............       (1,906,630)
Income & Growth..............      (63,516,807)
International Equities.......      (32,249,969)
International Government Bond       26,499,192
International Growth I.......     (247,524,658)
Large Cap Growth.............     (381,549,196)
Midcap Index.................      (70,598,440)
Money Market I...............            1,257
Nasdaq-100(R) Index Fund.....      (14,641,756)
Opportunities................       (3,466,038)
Science & Technology.........   (1,925,962,366)
Small Cap....................     (182,243,092)
Small Cap Index..............      (35,463,326)
Social Awareness.............      (78,362,562)
Stock Index..................      710,448,350
Value........................       (1,434,134)

*Net realized capital loss carryforwards may be utilized to offset future capital gains. During the year ending May 31, 2003, the Capital Conservation Fund utilized $1,910,566 of capital loss carryforwards to offset current year gains.
+Expires 2009-2011.

--------------------------------------------------------------------------------

110
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 6 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the year ended May 31, 2003, the amount of expense reductions received by each fund is listed as a separate line called fees paid indirectly in the statement of operations.

Note 7 -- Investment Concentration

 A significant portion of the Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Fund had 50.35% of its net assets invested in such securities.

 At the end of the period, the International Government Bond Fund, International Equities Fund and International Growth I Fund had 14.60%, 17.19%, and 12.67%, respectively, of its net assets invested in securities issued by the Government of Japan or Japanese companies. In addition, the International Growth I Fund and the International Equities Fund had 16.44% and 22.82% respectively, in securities issued by United Kingdom companies and the International Growth I Fund had 14.43% of its net assets invested in French companies. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund is concentrated in the technology sector. As a result, the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to any developments which effect those sectors emphasized by the Index.

Note 8 -- Bank Line of Credit

 The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in miscellaneous expenses on the Statement of Operations. For the year ended May 31, 2003, the following funds had borrowings:

                                                        Average   Weighted
                                     Days     Interest    Debt    Average
                                  Outstanding Charges   Utilized  Interest
                                  ----------- -------- ---------- --------
      Blue Chip Growth Fund......      4       $  226  $  890,003   2.30%
      Core Equity Fund...........     12          874   1,156,544   2.27%
      Income & Growth Fund.......      7          408     918,083   2.28%
      International Growth I Fund     12          895   1,482,584   1.84%
      Large Cap Growth Fund......      2          718   7,386,710   1.75%
      Small Cap Fund.............      6        1,115   2,960,320   2.26%
      Social Awareness Fund......      4          546   2,140,279   2.30%
      Stock Index Fund...........     16        5,523   5,449,868   2.27%

 As of May 31, 2003, none of the Funds had outstanding borrowings.

Note 9 -- Investment Holdings by Country

 As of May 31, 2003, the following represents investment holdings by country:

                              International Growth I Fund International Equities Fund
                              --------------------------  ---------------------------
                              Percent of                  Percent of
                              Net Assets   Market Value   Net Assets   Market Value
 Country:                     ----------   ------------   ----------   ------------
 Australia...................    2.45 %    $  8,473,361       4.11%    $ 3,725,130
 Austria.....................    0.24 %         830,421       0.17%        151,083
 Belgium.....................       --               --       0.98%        888,189
 Bermuda.....................       --               --       0.11%         96,593
 Canada......................    1.25 %       4,332,499         --              --
 Cayman Island...............       --               --       0.01%         10,284
 China.......................     1.52%       5,247,744         --              --
 Denmark.....................       --               --       0.92%        832,572
 Finland.....................       --               --       1.75%      1,586,934
 France......................   14.43 %      49,825,955       8.52%      7,723,265
 Germany.....................    7.39 %      25,515,802       5.60%      5,074,991
 Greece......................       --               --       0.29%        262,922
 Hong Kong...................    0.45 %       1,561,206       1.34%      1,217,441
 Hungary.....................    0.18 %         631,112         --              --
 Ireland.....................    2.98 %      10,287,934       0.82%        740,254
 Italy.......................    6.86 %      23,677,865       3.79%      3,437,987
 Japan.......................   12.67 %      43,733,582      17.19%     15,586,366
 Korea.......................    0.61 %       2,090,248         --              --
 Luxembourg..................       --               --       0.06%         55,714
 Mexico......................    0.33 %       1,152,602         --              --
 Netherlands.................    3.37 %      11,618,744       4.59%      4,158,630
 New Zealand.................       --               --       0.18%        165,241
 Norway......................       --               --       0.46%        421,244
 Portugal....................       --               --       0.33%        300,943
 Singapore...................       --               --       0.76%        689,956
 Spain.......................    6.24 %      21,524,637       3.37%      3,052,767
 Sweden......................    1.69 %       5,836,995       1.92%      1,744,301
 Switzerland.................    8.10 %      27,955,673       7.16%      6,497,236
 United Kingdom..............   16.44 %      56,743,709      22.82%     20,697,220
 United States...............   34.18 %     117,985,365       1.95%      1,768,287
                              -------------------------------------------------------
 Total Investments...........  121.38 %     419,025,454      89.20%     80,885,550
 Other assets and liabilities  (21.38)%     (73,812,747)     10.80%      9,794,714
                              -------------------------------------------------------
  Net assets.................  100.00 %    $345,212,707     100.00%    $90,680,264
                              -------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            111
                             FINANCIAL HIGHLIGHTS


                                                                                    Asset Allocation Fund
                                                                 -----------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 -----------------------------------------------------------
                                                                      2003         2002       2001       2000        1999
                                                                 --------       --------   --------   ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.35       $  12.71   $  14.68   $    14.43  $    14.02
                                                                 --------       --------   --------   ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.25/(f)/      0.33       0.43         0.44        0.40
   Net realized and unrealized gain (loss) on securities and        (0.12)         (1.03)     (0.79)        0.51        1.26
    foreign currency related transactions....................... --------       --------   --------   ----------  ----------
   Total income (loss) from investment operations...............     0.13          (0.70)     (0.36)        0.95        1.66
                                                                 --------       --------   --------   ----------  ----------
Distributions from:
   Investment income............................................    (0.26)         (0.33)     (0.43)       (0.44)      (0.40)
   Realized gain on securities..................................    (0.01)         (0.33)     (1.18)       (0.26)      (0.85)
                                                                 --------       --------   --------   ----------  ----------
   Total distributions..........................................    (0.27)         (0.66)     (1.61)       (0.70)      (1.25)
                                                                 --------       --------   --------   ----------  ----------
Net asset value at end of period................................ $  11.21       $  11.35   $  12.71   $    14.68  $    14.43
                                                                 --------       --------   --------   ----------  ----------
TOTAL RETURN/(a)(c)/............................................     1.28%/(g)/    (5.57)%    (2.46)%       6.65%      12.23%
                                                                 --------       --------   --------   ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.72%          0.64%      0.58%        0.55%       0.57%
Ratio of expenses to average net assets/(e)/....................     0.72%          0.64%      0.58%        0.55%       0.57%
Ratio of expense reductions to average net assets...............     0.00%          0.00%      0.00%        0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/     2.36%          2.71%      3.10%        2.98%       2.81%
Ratio of net investment income (loss) to average net assets/(e)/     2.36%             -          -            -           -
Portfolio turnover rate.........................................      112%            71%       112%         162%        160%
Number of shares outstanding at end of period (000's)...........   14,704         15,944     16,388       16,135      17,222
Net assets at end of period (000's)............................. $164,757       $180,925   $208,369   $  236,804  $  248,473

                                                                            Blue Chip Growth Fund
                                                                 --------------------------------------
                                                                  Year Ended    Year Ended November 1, 2000*
                                                                   May 31,       May 31,          to
                                                                     2003          2002      May 31, 2001
                                                                 ----------     ---------- -----------------
PER SHARE DATA
Net asset value at beginning of period..........................  $  7.26        $  8.57        $ 10.00
                                                                 ----------     ---------- -----------------
Income (loss) from investment operations:
   Net investment income (loss).................................    (0.01)/(f)/    (0.01)          0.02
   Net realized and unrealized gain (loss) on securities and        (0.46)         (1.29)         (1.43)
    foreign currency related transactions....................... ----------     ---------- -----------------
   Total income (loss) from investment operations...............    (0.47)         (1.30)         (1.41)
                                                                 ----------     ---------- -----------------
Distributions from:
   Investment income............................................        -          (0.01)         (0.02)
   Realized gain on securities..................................        -              -              -
                                                                 ----------     ---------- -----------------
   Total distributions..........................................        -          (0.01)         (0.02)
                                                                 ----------     ---------- -----------------
Net asset value at end of period................................  $  6.79        $  7.26        $  8.57
                                                                 ----------     ---------- -----------------
TOTAL RETURN/(a)(c)/............................................    (6.47)%       (15.22)%       (14.14)%
                                                                 ----------     ---------- -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     1.24%          1.15%          0.88%/(b)/
Ratio of expenses to average net assets/(e)/....................     1.24%          1.15%          0.88%/(b)/
Ratio of expense reductions to average net assets...............     0.03%          0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/    (0.19)%        (0.17)%         0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/    (0.19)%            -              -
Portfolio turnover rate.........................................       44%            39%            70%
Number of shares outstanding at end of period (000's)...........    3,495          2,763          1,702
Net assets at end of period (000's).............................  $23,728        $20,063        $14,592

                                                                            Capital Conservation Fund
                                                                 -----------------------------------------------
                                                                                Year Ended May 31,
                                                                 -----------------------------------------------
                                                                     2003       2002     2001     2000     1999
                                                                 -------      -------  -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period.......................... $  9.38      $  9.34  $  8.78  $  9.39  $  9.68
                                                                 -------      -------  -------  -------  -------
Income (loss) from investment operations:
   Net investment income (loss).................................    0.36/(f)/    0.52     0.58     0.62     0.60
   Net realized and unrealized gain (loss) on securities and        0.68         0.04     0.56    (0.61)   (0.29)
    foreign currency related transactions....................... -------      -------  -------  -------  -------
   Total income (loss) from investment operations...............    1.04         0.56     1.14     0.01     0.31
                                                                 -------      -------  -------  -------  -------
Distributions from:
   Investment income............................................   (0.38)       (0.52)   (0.58)   (0.62)   (0.60)
   Realized gain on securities..................................       -            -        -        -        -
                                                                 -------      -------  -------  -------  -------
   Total distributions..........................................   (0.38)       (0.52)   (0.58)   (0.62)   (0.60)
                                                                 -------      -------  -------  -------  -------
Net asset value at end of period................................ $ 10.04      $  9.38  $  9.34  $  8.78  $  9.39
                                                                 -------      -------  -------  -------  -------
TOTAL RETURN/(a)(c)/............................................   11.31%        6.12%   13.35%    0.13%    3.25%
                                                                 -------      -------  -------  -------  -------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................    0.70%        0.65%    0.58%    0.55%    0.60%
Ratio of expenses to average net assets/(e)/....................    0.70%        0.65%    0.58%    0.55%    0.60%
Ratio of expense reductions to average net assets...............    0.00%        0.00%    0.00%    0.00%    0.00%
Ratio of net investment income (loss) to average net assets/(d)/    3.77%        5.50%    6.35%    6.73%    6.24%
Ratio of net investment income (loss) to average net assets/(e)/    3.77%           -        -        -        -
Portfolio turnover rate.........................................     218%         132%     418%     144%      41%
Number of shares outstanding at end of period (000's)...........   8,954        7,440    6,058    5,756    6,720
Net assets at end of period (000's)............................. $89,866      $69,785  $56,560  $50,525  $63,131

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 3).

--------------------------------------------------------------------------------

112
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                       Core Equity Fund
                                                                 ----------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 ----------------------------------------------------------
                                                                     2003         2002       2001       2000         1999
                                                                 --------      --------   --------   ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.10      $  13.36   $  23.31   $    24.12  $    22.08
                                                                 --------      --------   --------   ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.11/(e)/     0.07       0.04            -       (0.08)
   Net realized and unrealized gain (loss) on securities and        (0.98)        (2.26)     (2.54)        0.20        3.13
    foreign currency related transactions....................... --------      --------   --------   ----------  ----------
   Total income (loss) from investment operations...............    (0.87)        (2.19)     (2.50)        0.20        3.05
                                                                 --------      --------   --------   ----------  ----------
Distributions from:
   Investment income............................................    (0.11)        (0.07)     (0.04)           -           -
   Realized gain on securities..................................        -             -      (7.41)       (1,01)      (1.01)
                                                                 --------      --------   --------   ----------  ----------
   Total distributions..........................................    (0.11)        (0.07)     (7.45)       (1.01)      (1.01)
                                                                 --------      --------   --------   ----------  ----------
Net asset value at end of period................................ $  10.12      $  11.10   $  13.36   $    23.31  $    24.12
                                                                 --------      --------   --------   ----------  ----------
TOTAL RETURN/(a)(b)/............................................    (7.79)%      (16.43)%   (11.62)%       0.96%      14.20%
                                                                 --------      --------   --------   ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.85%         0.84%      0.86%        0.85%       0.86%
Ratio of expenses to average net assets/(d)/....................     0.97%         0.93%      0.88%        0.85%       0.86%
Ratio of expense reductions to average net assets...............     0.05%         0.00%      0.00%        0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(c)/     1.08%         0.55%      0.24%        0.02%      (0.36)%
Ratio of net investment income (loss) to average net assets/(d)/     0.96%            -          -            -           -
Portfolio turnover rate.........................................       25%           64%        71%         134%         42%
Number of shares outstanding at end of period (000's)...........   55,358        61,675     68,430       48,685      52,690
Net assets at end of period (000's)............................. $560,038      $684,642   $913,980   $1,135,083  $1,271,034

                                                                              Government Securities Fund
                                                                 ----------------------------------------------------
                                                                                  Year Ended May 31,
                                                                 ----------------------------------------------------
                                                                     2003        2002      2001      2000      1999
                                                                 --------      --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  10.37      $  10.07  $   9.51  $   9.90  $  10.09
                                                                 --------      --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.38/(e)/     0.51      0.58      0.55      0.55
   Net realized and unrealized gain (loss) on securities and         0.95          0.30      0.56     (0.39)    (0.19)
    foreign currency related transactions....................... --------      --------  --------  --------  --------
   Total income (loss) from investment operations...............     1.33          0.81      1.14      0.16      0.36
                                                                 --------      --------  --------  --------  --------
Distributions from:
   Investment income............................................    (0.39)        (0.51)    (0.58)    (0.55)    (0.55)
   Realized gain on securities..................................    (0.07)            -         -         -         -
                                                                 --------      --------  --------  --------  --------
   Total distributions..........................................    (0.46)        (0.51)    (0.58)    (0.55)    (0.55)
                                                                 --------      --------  --------  --------  --------
Net asset value at end of period................................ $  11.24      $  10.37  $  10.07  $   9.51  $   9.90
                                                                 --------      --------  --------  --------  --------
TOTAL RETURN/(a)(b)/............................................    12.99%         8.17%    12.23%     1.74%     3.58%
                                                                 --------      --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.66%         0.63%     0.58%     0.55%     0.59%
Ratio of expenses to average net assets/(d)/....................     0.66%         0.63%     0.58%     0.55%     0.59%
Ratio of expense reductions to average net assets...............     0.00%         0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(c)/     3.54%         4.89%     5.83%     5.68%     5.46%
Ratio of net investment income (loss) to average net assets/(d)/     3.54%            -         -         -         -
Portfolio turnover rate.........................................      201%           89%       84%      132%       39%
Number of shares outstanding at end of period (000's)...........   17,836        12,993    11,873    10,581    10,853
Net assets at end of period (000's)............................. $200,412      $134,726  $119,514  $100,648  $107,425

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                            113
                        FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                  Growth & Income Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  12.87      $  14.84   $  21.04   $  21.53  $  19.91
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09/(f)/     0.08       0.11       0.15      0.06
   Net realized and unrealized gain (loss) on securities and        (1.55)        (1.75)     (2.39)      1.96      3.17
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.46)        (1.67)     (2.28)      2.11      3.23
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.09)        (0.09)     (0.11)     (0.14)    (0.08)
   Realized gain on securities..................................        -         (0.21)     (3.81)     (2.46)    (1.53)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.09)        (0.30)     (3.92)     (2.60)    (1.61)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $  11.32      $  12.87   $  14.84   $  21.04  $  21.53
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(c)/............................................   (11.31)%      (11.36)%   (10.91)%     9.67%    16.92%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.85%         0.85%      0.82%      0.80%     0.82%
Ratio of expenses to average net assets/(e)/....................     0.91%         0.87%      0.83%      0.80%     0.82%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.82%         0.59%      0.62%      0.70%     0.29%
Ratio of net investment income (loss) to average net assets/(e)/     0.76%            -          -          -         -
Portfolio turnover rate.........................................       97%          110%        65%        89%      102%
Number of shares outstanding at end of period (000's)...........   15,402        17,145     18,026     15,665    13,790
Net assets at end of period (000's)............................. $174,359      $220,745   $267,487   $329,588  $296,885

                                                                             Health Sciences Fund
                                                                 --------------------------------------
                                                                  Year Ended    Year Ended November 1, 2000*
                                                                   May 31,       May 31,          to
                                                                     2003          2002      May 31, 2001
                                                                 ----------     ---------- -----------------
PER SHARE DATA
Net asset value at beginning of period..........................  $  7.76        $  8.93        $ 10.00
                                                                 ----------     ---------- -----------------
Income (loss) from investment operations:
   Net investment income (loss).................................    (0.05)/(f)/    (0.04)          0.01
   Net realized and unrealized gain (loss) on securities and         0.27          (1.13)         (1.07)
    foreign currency related transactions....................... ----------     ---------- -----------------
   Total income (loss) from investment operations...............     0.22          (1.17)         (1.06)
                                                                 ----------     ---------- -----------------
Distributions from:
   Investment income............................................        -              -          (0.01)
   Realized gain on securities..................................        -              -              -
                                                                 ----------     ---------- -----------------
   Total distributions..........................................        -              -          (0.01)
                                                                 ----------     ---------- -----------------
Net asset value at end of period................................  $  7.98        $  7.76        $  8.93
                                                                 ----------     ---------- -----------------
TOTAL RETURN/(a)(c)/............................................     2.84%/(g)/   (13.10)%       (10.60)%
                                                                 ----------     ---------- -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     1.24%          1.22%          1.08%/(b)/
Ratio of expenses to average net assets/(e)/....................     1.24%          1.22%          1.08%/(b)/
Ratio of expense reductions to average net assets...............     0.03%          0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/    (0.75)%        (0.65)%        (0.03)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/    (0.75)%            -              -
Portfolio turnover rate.........................................       48%            70%           158%
Number of shares outstanding at end of period (000's)...........    9,732          7,029          2,684
Net assets at end of period (000's).............................  $77,673        $54,514        $23,965

                                                                              Income & Growth Fund
                                                                 ----------------------------------------
                                                                  Year Ended    Year Ended  December 11, 2000*
                                                                   May 31,       May 31,            to
                                                                     2003          2002        May 31, 2001
                                                                 ----------     ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................  $   8.51       $   9.61        $  10.00
                                                                 ----------     ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.11/(f)/      0.08            0.04
   Net realized and unrealized gain (loss) on securities and         (0.79)         (1.10)          (0.40)
    foreign currency related transactions....................... ----------     ----------  ------------------
   Total income (loss) from investment operations...............     (0.68)         (1.02)          (0.36)
                                                                 ----------     ----------  ------------------
Distributions from:
   Investment income............................................     (0.10)         (0.08)          (0.03)
   Realized gain on securities..................................         -              -               -
                                                                 ----------     ----------  ------------------
   Total distributions..........................................     (0.10)         (0.08)          (0.03)
                                                                 ----------     ----------  ------------------
Net asset value at end of period................................  $   7.73       $   8.51        $   9.61
                                                                 ----------     ----------  ------------------
TOTAL RETURN/(a)(c)/............................................     (7.87)%       (10.58)%         (3.60)%
                                                                 ----------     ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.83%          0.83%           0.83%/(b)/
Ratio of expenses to average net assets/(e)/....................      0.93%          0.93%           0.87%/(b)/
Ratio of expense reductions to average net assets...............      0.00%          0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/      1.47%          0.91%           0.79%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/      1.37%             -               -
Portfolio turnover rate.........................................        64%            65%             72%
Number of shares outstanding at end of period (000's)...........    26,008         27,664          27,197
Net assets at end of period (000's).............................  $200,919       $235,508        $261,303

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes , if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 3).

--------------------------------------------------------------------------------

114
                      FINANCIAL HIGHLIGHTS - CONTINUED


                                                                               International Equities Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   6.67      $   8.78   $  12.55   $  11.32  $  11.95
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09/(e)/     0.09       0.12       0.15      0.22
   Net realized and unrealized gain (loss) on securities and        (1.20)        (1.07)     (2.46)      1.90      0.30
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.11)        (0.98)     (2.34)      2.05      0.52
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.06)        (0.16)     (0.09)     (0.14)    (0.25)
   Realized gain on securities..................................        -         (0.97)     (1.34)     (0.68)    (0.90)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.06)        (1.13)     (1.43)     (0.82)    (1.15)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $   5.50      $   6.67   $   8.78   $  12.55  $  11.32
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(b)/............................................   (16.64)%      (10.66)%   (19.59)%    18.01%     4.43%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.68%         0.78%      0.42%      0.41%     0.43%
Ratio of expenses to average net assets/(d)/....................     0.68%         0.78%      0.42%      0.41%     0.43%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(c)/     1.71%         1.16%      1.08%      1.20%     1.89%
Ratio of net investment income (loss) to average net assets/(d)/     1.71%            -          -          -         -
Portfolio turnover rate.........................................        0%           45%        45%        25%        8%
Number of shares outstanding at end of period (000's)...........   16,491        15,226     13,501     12,980    12,559
Net assets at end of period (000's)............................. $ 90,680      $101,562   $118,524   $162,840  $142,108

                                                                           International Government Bond Fund
                                                                 -----------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 -----------------------------------------------------
                                                                     2003        2002      2001       2000      1999
                                                                 --------      --------  -------   --------   --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.04      $  10.10  $ 10.88   $  11.62   $  11.42
                                                                 --------      --------  -------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.05/(e)/     0.54     0.43       0.48       0.51
   Net realized and unrealized gain (loss) on securities and         2.81          0.49    (0.91)     (0.98)      0.24
    foreign currency related transactions....................... --------      --------  -------   --------   --------
   Total income (loss) from investment operations...............     2.86          1.03    (0.48)     (0.50)      0.75
                                                                 --------      --------  -------   --------   --------
Distributions from:
   Investment income............................................        -             -    (0.26)     (0.23)     (0.48)
   Realized gain on securities..................................    (0.07)        (0.09)   (0.04)     (0.01)     (0.07)
                                                                 --------      --------  -------   --------   --------
   Total distributions..........................................    (0.07)        (0.09)   (0.30)     (0.24)     (0.55)
                                                                 --------      --------  -------   --------   --------
Net asset value at end of period................................ $  13.83      $  11.04  $ 10.10   $  10.88   $  11.62
                                                                 --------      --------  -------   --------   --------
TOTAL RETURN/(a)(b)/............................................    25.96%        10.23%   (4.47)%    (4.43)%     6.40%
                                                                 --------      --------  -------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.77%         0.73%    0.58%      0.52%      0.57%
Ratio of expenses to average net assets/(d)/....................     0.77%         0.73%    0.58%      0.52%      0.57%
Ratio of expense reductions to average net assets...............     0.00%         0.00%    0.00%      0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(c)/     4.81%         5.71%    3.82%      4.07%      4.27%
Ratio of net investment income (loss) to average net assets/(d)/     4.81%            -        -          -          -
Portfolio turnover rate.........................................       70%          110%      72%        15%        22%
Number of shares outstanding at end of period (000's)...........   11,386         9,242    9,898     12,044     13,647
Net assets at end of period (000's)............................. $157,478      $102,053  $99,977   $130,978   $158,509

/(a)/ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(c)/ Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/ Excludes, if any, expense reimbursements and expense reductions.
/(e)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                            115
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                          International Growth I Fund
                                                                 ----------------------------------------
                                                                  Year Ended    Year Ended  December 11, 2000*
                                                                   May 31,       May 31,            to
                                                                     2003          2002        May 31, 2001
                                                                 ----------     ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................  $   7.25       $   8.31        $  10.00
                                                                 ----------     ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.08/(f)/      0.05            0.05
   Net realized and unrealized gain (loss) on securities and         (1.15)         (1.09)          (1.70)
    foreign currency related transactions....................... ----------     ----------  ------------------
   Total income (loss) from investment operations...............     (1.07)         (1.04)          (1.65)
                                                                 ----------     ----------  ------------------
Distributions from:
   Investment income............................................     (0.11)         (0.02)          (0.04)
   Realized gain on securities..................................         -              -               -
                                                                 ----------     ----------  ------------------
   Total distributions..........................................     (0.11)         (0.02)          (0.04)
                                                                 ----------     ----------  ------------------
Net asset value at end of period................................  $   6.07       $   7.25        $   8.31
                                                                 ----------     ----------  ------------------
TOTAL RETURN/(a)(c)/............................................    (14.76)%       (12.56)%         (3.60)%
                                                                 ----------     ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      1.06%          1.06%           1.06%/(b)/
Ratio of expenses to average net assets/(e)/....................      1.36%          1.33%           1.10%/(b)/
Ratio of expense reductions to average net assets...............      0.00%          0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/      1.25%          0.67%           0.99%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/      0.95%             -               -
Portfolio turnover rate.........................................       192%           205%            183%
Number of shares outstanding at end of period (000's)...........    56,825         60,441          64,151
Net assets at end of period (000's).............................  $345,213       $438,474        $533,368

                                                                              Large Cap Growth Fund
                                                                 -----------------------------------------
                                                                   Year Ended    Year Ended  December 11, 2000*
                                                                    May 31,       May 31,            to
                                                                      2003          2002        May 31, 2001
                                                                 ----------      ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................  $   6.20        $   7.43        $  10.00
                                                                 ----------      ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................         - /(f)/     (0.01)          (0.01)
   Net realized and unrealized gain (loss) on securities and         (0.75)          (1.22)          (2.56)
    foreign currency related transactions....................... ----------      ----------  ------------------
   Total income (loss) from investment operations...............     (0.75)          (1.23)          (2.57)
                                                                 ----------      ----------  ------------------
Distributions from:
   Investment income............................................         -               -               -
   Realized gain on securities..................................         -               -               -
                                                                 ----------      ----------  ------------------
   Total distributions..........................................         -               -               -
                                                                 ----------      ----------  ------------------
Net asset value at end of period................................  $   5.45        $   6.20        $   7.43
                                                                 ----------      ----------  ------------------
TOTAL RETURN/(a)(c)/............................................    (12.04)%        (16.55)%        (25.70)%
                                                                 ----------      ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      1.06%           1.05%           1.06%/(b)/
Ratio of expenses to average net assets/(e)/....................      1.10%           1.15%           1.10%/(b)/
Ratio of expense reductions to average net assets...............      0.00%           0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/      0.05%          (0.13)%         (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/      0.01%              -               -
Portfolio turnover rate.........................................        86%            150%             94%
Number of shares outstanding at end of period (000's)...........    78,170          83,752          84,055
Net assets at end of period (000's).............................  $426,061        $519,129        $624,700

                                                                                      Mid Cap Index Fund
                                                                 ------------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 ------------------------------------------------------------
                                                                      2003           2002        2001       2000       1999
                                                                 ----------      -----------  ----------  --------  ---------
PER SHARE DATA
Net asset value at beginning of period.......................... $    18.01       $    19.82  $    23.73  $  25.64   $  25.27
                                                                 ----------      -----------  ----------  --------  ---------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.11/(f)/        0.13        0.19      0.22       0.23
   Net realized and unrealized gain (loss) on securities and          (1.88)            0.16        1.74      4.49       2.54
    foreign currency related transactions....................... ----------      -----------  ----------  --------  ---------
   Total income (loss) from investment operations...............      (1.77)            0.29        1.93      4.71       2.77
                                                                 ----------      -----------  ----------  --------  ---------
Distributions from:
   Investment income............................................      (0.10)           (0.14)      (0.19)    (0.22)     (0.23)
   Realized gain on securities..................................      (0.52)           (1.96)      (5.65)    (6.40)     (2.17)
                                                                 ----------      -----------  ----------  --------  ---------
   Total distributions..........................................      (0.62)           (2.10)      (5.84)    (6.62)     (2.40)
                                                                 ----------      -----------  ----------  --------  ---------
Net asset value at end of period................................ $    15.62       $    18.01  $    19.82  $  23.73   $  25.64
                                                                 ----------      -----------  ----------  --------  ---------
TOTAL RETURN/(a)(c)/............................................      (9.50)%           2.03%      10.11%    21.36%     11.91%
                                                                 ----------      -----------  ----------  --------  ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.45%            0.41%       0.38%     0.36%      0.38%
Ratio of expenses to average net assets/(e)/....................       0.45%            0.41%       0.38%     0.36%      0.38%
Ratio of expense reductions to average net assets...............       0.00%            0.00%       0.00%     0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/       0.77%            0.74%       0.84%     0.90%      0.92%
Ratio of net investment income (loss) to average net assets/(e)/       0.77%               -           -         -          -
Portfolio turnover rate.........................................         10%              17%         34%       41%        41%
Number of shares outstanding at end of period (000's)...........     70,135           64,086      52,860    38,889     31,886
Net assets at end of period (000's)............................. $1,095,294       $1,154,008  $1,047,680  $922,679   $817,573

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes , if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

116
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                  Money Market I Fund
                                                                 ----------------------------------------------------
                                                                                  Year Ended May 31,
                                                                 ----------------------------------------------------
                                                                     2003        2002      2001      2000      1999
                                                                 --------      --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                                                                 --------      --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.01/(f)/     0.02      0.06      0.05      0.05
   Net realized and unrealized gain (loss) on securities and            -             -         -         -         -
    foreign currency related transactions....................... --------      --------  --------  --------  --------
   Total income (loss) from investment operations...............     0.01          0.02      0.06      0.05      0.05
                                                                 --------      --------  --------  --------  --------
Distributions from:
   Investment income............................................    (0.01)        (0.02)    (0.06)    (0.05)    (0.05)
   Realized gain on securities..................................        -             -         -         -         -
                                                                 --------      --------  --------  --------  --------
   Total distributions..........................................    (0.01)        (0.02)    (0.06)    (0.05)    (0.05)
                                                                 --------      --------  --------  --------  --------
Net asset value at end of period................................ $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                                                                 --------      --------  --------  --------  --------
TOTAL RETURN/(a)(c)/............................................     1.00%         2.14%     5.77%     5.21%     4.84%
                                                                 --------      --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.59%         0.60%     0.57%     0.56%     0.57%
Ratio of expenses to average net assets/(e)/....................     0.64%         0.62%     0.58%     0.56%     0.57%
Ratio of expense reductions to average net assets...............     0.00%         0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.01%         2.07%     5.59%     5.13%     4.66%
Ratio of net investment income (loss) to average net assets/(e)/     0.96%            -         -         -         -
Portfolio turnover rate.........................................      N/A           N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...........  524,446       734,135   579,507   484,934   347,394
Net assets at end of period (000's)............................. $524,446      $734,135  $579,507  $484,934  $347,394

                                                                          Nasdaq-100(R) Index Fund
                                                                 -------------------------------------
                                                                  Year Ended    Year Ended October 2, 2000*
                                                                   May 31,       May 31,          to
                                                                     2003          2002      May 31, 2001
                                                                 ----------     ---------- ----------------
PER SHARE DATA
Net asset value at beginning of period..........................  $  3.40        $  5.09       $ 10.00
                                                                 ----------     ---------- ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................    (0.01)/(f)/    (0.01)         0.01
   Net realized and unrealized gain (loss) on securities and        (0.03)         (1.68)        (4.91)
    foreign currency related transactions....................... ----------     ---------- ----------------
   Total income (loss) from investment operations...............    (0.04)         (1.69)        (4.90)
                                                                 ----------     ---------- ----------------
Distributions from:
   Investment income............................................        -              -         (0.01)
   Realized gain on securities..................................        -              -             -
                                                                 ----------     ---------- ----------------
   Total distributions..........................................        -              -         (0.01)
                                                                 ----------     ---------- ----------------
Net asset value at end of period................................  $  3.36        $  3.40       $  5.09
                                                                 ----------     ---------- ----------------
TOTAL RETURN/(a)(c)/............................................    (1.18)%       (33.20)%      (49.01)%
                                                                 ----------     ---------- ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.81%          0.77%         0.52%/(b)/
Ratio of expenses to average net assets/(e)/....................     0.81%          0.77%         0.52%/(b)/
Ratio of expense reductions to average net assets...............     0.00%          0.00%         0.00%
Ratio of net investment income (loss) to average net assets/(d)/    (0.48)%        (0.36)%        0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/    (0.48)%            -             -
Portfolio turnover rate.........................................        6%             2%           19%
Number of shares outstanding at end of period (000's)...........   15,570          7,786         3,732
Net assets at end of period (000's).............................  $52,306        $26,449       $19,005

                                                                              Opportunities Fund
                                                                 -------------------------------------
                                                                  Year Ended    Year Ended October 2, 2000*
                                                                   May 31,       May 31,          to
                                                                     2003          2002      May 31, 2001
                                                                 ----------     ---------- ----------------
PER SHARE DATA
Net asset value at beginning of period..........................  $  4.70        $  6.46       $ 10.00
                                                                 ----------     ---------- ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................    (0.06)/(f)/    (0.05)        (0.01)
   Net realized and unrealized gain (loss) on securities and        (0.43)         (1.71)        (3.52)
    foreign currency related transactions....................... ----------     ---------- ----------------
   Total income (loss) from investment operations...............    (0.49)         (1.76)        (3.53)
                                                                 ----------     ---------- ----------------
Distributions from:
   Investment income............................................        -              -         (0.01)
   Realized gain on securities..................................        -              -             -
                                                                 ----------     ---------- ----------------
   Total distributions..........................................        -              -         (0.01)
                                                                 ----------     ---------- ----------------
Net asset value at end of period................................  $  4.21        $  4.70       $  6.46
                                                                 ----------     ---------- ----------------
TOTAL RETURN/(a)(c)/............................................   (10.43)%       (27.24)%      (35.40)%
                                                                 ----------     ---------- ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     2.67%          1.88%         1.02%/(b)/
Ratio of expenses to average net assets/(e)/....................     2.67%          1.88%         1.02%/(b)/
Ratio of expense reductions to average net assets...............     0.05%          0.00%         0.00%
Ratio of net investment income (loss) to average net assets/(d)/    (1.46)%        (1.05)%       (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/    (1.46)%            -             -
Portfolio turnover rate.........................................       76%            72%           51%
Number of shares outstanding at end of period (000's)...........      941            837           611
Net assets at end of period (000's).............................  $ 3,962        $ 3,930       $ 3,945

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method.

                                                                            117
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                      Science & Technology Fund
                                                                 -------------------------------------------------------
                                                                                          Year Ended May 31,
                                                                 -------------------------------------------------------
                                                                       2003           2002         2001         2000
                                                                 ----------       ----------   ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $     9.56       $    17.28   $    41.14   $    29.95
                                                                 ----------       ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................      (0.05)/(f)/      (0.07)       (0.17)       (0.11)
   Net realized and unrealized gain (loss) on securities and          (0.37)           (6.86)      (15.86)       16.37
    foreign currency related transactions....................... ----------       ----------   ----------   ----------
   Total income (loss) from investment operations...............      (0.42)           (6.93)      (16.03)       16.26
                                                                 ----------       ----------   ----------   ----------
Distributions from:
   Investment income............................................          -                -            -            -
   Realized gain on securities..................................          -            (0.79)       (7.83)       (5.07)
                                                                 ----------       ----------   ----------   ----------
   Total distributions..........................................          -            (0.79)       (7.83)       (5.07)
                                                                 ----------       ----------   ----------   ----------
Net asset value at end of period................................ $     9.14       $     9.56   $    17.28   $    41.14
                                                                 ----------       ----------   ----------   ----------
TOTAL RETURN/(a)(c)/............................................      (4.39)%         (41.26)%     (42.24)%      52.65%
                                                                 ----------       ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       1.00%            1.00%        0.98%        0.96%
Ratio of expenses to average net assets/(e)/....................       1.04%            1.02%        0.98%        0.96%
Ratio of expense reductions to average net assets...............       0.02%            0.00%        0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/      (0.66)%          (0.59)%      (0.66)%      (0.40)%
Ratio of net investment income (loss) to average net assets/(e)/      (0.71)%              -            -            -
Portfolio turnover rate.........................................         53%             104%         176%         130%
Number of shares outstanding at end of period (000's)...........    129,123          129,126      116,654       80,564
Net assets at end of period (000's)............................. $1,180,380       $1,234,937   $2,015,574   $3,314,052

                                                                                               Small Cap Fund
                                                                 -----------  -----------------------------------------
                                                                                Year Ended    Year Ended  December 11, 2000*
                                                                 -----------     May 31,       May 31,            to
                                                                     1999          2003          2002        May 31, 2001
                                                                 ----------   ----------      ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period.......................... $    22.07    $   8.75        $   9.09        $  10.00
                                                                 ----------   ----------      ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................      (0.10)      (0.02)/(f)/     (0.01)          (0.01)
   Net realized and unrealized gain (loss) on securities and          10.36       (1.06)          (0.33)          (0.90)
    foreign currency related transactions....................... ----------   ----------      ----------  ------------------
   Total income (loss) from investment operations...............      10.26       (1.08)          (0.34)          (0.91)
                                                                 ----------   ----------      ----------  ------------------
Distributions from:
   Investment income............................................          -           -               -               -
   Realized gain on securities..................................      (2.38)          -               -               -
                                                                 ----------   ----------      ----------  ------------------
   Total distributions..........................................      (2.38)          -               -               -
                                                                 ----------   ----------      ----------  ------------------
Net asset value at end of period................................ $    29.95    $   7.67        $   8.75        $   9.09
                                                                 ----------   ----------      ----------  ------------------
TOTAL RETURN/(a)(c)/............................................      48.34%     (12.34)%         (3.74)%         11.51%
                                                                 ----------   ----------      ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.96%       0.95%           0.95%           0.95%/(b)/
Ratio of expenses to average net assets/(e)/....................       0.96%       1.06%           1.06%           1,00%/(b)/
Ratio of expense reductions to average net assets...............       0.00%       0.00%           0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/      (0.46)%     (0.29)%         (0.15)%         (0.14)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/          -       (0.40)%             -               -
Portfolio turnover rate.........................................        149%         74%             68%            130%
Number of shares outstanding at end of period (000's)...........     56,211      69,895          75,125          78,572
Net assets at end of period (000's)............................. $1,683,585    $535,870        $657,045        $714,608

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes , if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

118
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                       Small Cap Index Fund
                                                                 --------------------------------------------------------------
                                                                                        Year Ended May 31,
                                                                 --------------------------------------------------------------
                                                                      2003          2002        2001        2000         1999
                                                                 ---------      ----------   ----------  ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $   11.97      $    14.11   $    15.66  $    15.84  $    17.94
                                                                 ---------      ----------   ----------  ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.09/(e)/       0.13         0.19        0.18        0.19
   Net realized and unrealized gain (loss) on securities and         (1.12)          (0.32)        0.40        1.43       (0.74)
    foreign currency related transactions....................... ---------      ----------   ----------  ----------  ----------
   Total income (loss) from investment operations...............     (1.03)          (0.19)        0.59        1.61       (0.55)
                                                                 ---------      ----------   ----------  ----------  ----------
Distributions from:
   Investment income............................................     (0.08)          (0.13)       (0.19)      (0.18)      (0.19)
   Realized gain on securities..................................         -           (1.82)       (1.95)      (1.61)      (1.36)
                                                                 ---------      ----------   ----------  ----------  ----------
   Total distributions..........................................     (0.08)          (1.95)       (2.14)      (1.79)      (1.55)
                                                                 ---------      ----------   ----------  ----------  ----------
Net asset value at end of period................................ $   10.86      $    11.97   $    14.11  $    15.66  $    15.84
                                                                 ---------      ----------   ----------  ----------  ----------
TOTAL RETURN/(a)(b)/............................................     (8.55)%         (1.08)%       5.23%      10.22%      (2.45)%
                                                                 ---------      ----------   ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................      0.52%           0.48%        0.44%       0.40%       0.41%
Ratio of expenses to average net assets/(d)/....................      0.52%           0.48%        0.44%       0.40%       0.41%
Ratio of expense reductions to average net assets...............      0.00%           0.00%        0.00%       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(c)/      0.93%           1.03%        1.31%       1.12%       1.20%
Ratio of net investment income (loss) to average net assets/(d)/      0.93%              -            -           -           -
Portfolio turnover rate.........................................        35%             34%          57%         35%         36%
Number of shares outstanding at end of period (000's)...........    24,411          21,473       16,769      14,596      13,890
Net assets at end of period (000's)............................. $ 265,018      $  257,046   $  236,530  $  228,602  $  220,002

                                                                                  Social Awareness Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  17.66      $  21.01   $  24.77   $  24.11  $  22.16
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.16/(e)/     0.13       0.20       0.20      0.21
   Net realized and unrealized gain (loss) on securities and        (1.60)        (2.76)     (3.23)      1.61      4.08
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.44)        (2.63)     (3.03)      1.81      4.29
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.15)        (0.14)     (0.20)     (0.18)    (0.22)
   Realized gain on securities..................................    (0.34)        (0.58)     (0.53)     (0.97)    (2.12)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.49)        (0.72)     (0.73)     (1.15)    (2.34)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $  15.73      $  17.66   $  21.01   $  24.77  $  24.11
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(b)/............................................    (7.89)%      (12.77)%   (12.33)%     7.49%    20.05%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.65%         0.61%      0.58%      0.55%     0.57%
Ratio of expenses to average net assets/(d)/....................     0.65%         0.61%      0.58%      0.55%     0.57%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(c)/     1.05%         0.69%      0.85%      0.79%     0.93%
Ratio of net investment income (loss) to average net assets/(d)/     1.05%            -          -          -         -
Portfolio turnover rate.........................................       58%           40%        29%        40%       49%
Number of shares outstanding at end of period (000's)...........   22,221        23,444     23,321     23,509    21,646
Net assets at end of period (000's)............................. $349,610      $414,108   $489,982   $582,403  $521,965

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

                                                                            119
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                         Stock Index Fund
                                                                 -----------------------------------------------------
                                                                                        Year Ended May 31,
                                                                 -----------------------------------------------------
                                                                      2003           2002         2001        2000
                                                                 ----------      ----------   ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    30.11      $    36.89   $    42.98   $    39.73
                                                                 ----------      ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.35/(f)/       0.33         0.35         0.41
   Net realized and unrealized gain (loss) on securities and          (2.97)          (5.45)       (4.99)        3.59
    foreign currency related transactions....................... ----------      ----------   ----------   ----------
   Total income (loss) from investment operations...............      (2.62)          (5.12)       (4.64)        4.00
                                                                 ----------      ----------   ----------   ----------
Distributions from:
   Investment income............................................      (0.34)          (0.34)       (0.35)       (0.39)
   Realized gain on securities..................................      (0.64)          (1.32)       (1.10)       (0.36)
                                                                 ----------      ----------   ----------   ----------
   Total distributions..........................................      (0.98)          (1.66)       (1.45)       (0.75)
                                                                 ----------      ----------   ----------   ----------
Net asset value at end of period................................ $    26.51      $    30.11   $    36.89   $    42.98
                                                                 ----------      ----------   ----------   ----------
TOTAL RETURN/(a)(c)/............................................      (8.44)%        (14.16)%     (10.87)%      10.10%
                                                                 ----------      ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.40%           0.37%        0.34%        0.31%
Ratio of expenses to average net assets/(e)/....................       0.40%           0.37%        0.34%        0.31%
Ratio of expense reductions to average net assets...............       0.00%           0.00%        0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/       1.39%           1.01%        0.86%        0.97%
Ratio of net investment income (loss) to average net assets/(e)/       1.39%              -            -            -
Portfolio turnover rate.........................................          6%              6%           7%           6%
Number of shares outstanding at end of period (000's)...........    136,800         135,870      131,180      125,003
Net assets at end of period (000's)............................. $3,627,137      $4,091,054   $4,839,632   $5,373,192

                                                                                        Value Fund
                                                                 ---------------------------------------
                                                                                            December 31, 2001*
                                                                 ------------ Year Ended            to
                                                                    1999     May 31, 2003      May 31, 2002
                                                                 ----------  ------------   ------------------
PER SHARE DATA
Net asset value at beginning of period.......................... $    33.38    $  9.69           $ 10.00
                                                                 ----------  ------------   ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.40       0.07/(f)/         0.02
   Net realized and unrealized gain (loss) on securities and           6.51      (1.05)            (0.31)
    foreign currency related transactions....................... ----------  ------------   ------------------
   Total income (loss) from investment operations...............       6.91      (0.98)            (0.29)
                                                                 ----------  ------------   ------------------
Distributions from:
   Investment income............................................      (0.41)     (0.06)            (0.02)
   Realized gain on securities..................................      (0.15)     (0.03)                -
                                                                 ----------  ------------   ------------------
   Total distributions..........................................      (0.56)     (0.09)            (0.02)
                                                                 ----------  ------------   ------------------
Net asset value at end of period................................ $    39.73    $  8.62           $  9.69
                                                                 ----------  ------------   ------------------
TOTAL RETURN/(a)(c)/............................................      20.85%    (10.01)%           (2.89)%
                                                                 ----------  ------------   ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.32%      1.50%             1.46%/(b)/
Ratio of expenses to average net assets/(e)/....................       0.32%      1.50%             1.46%/(b)/
Ratio of expense reductions to average net assets...............       0.00%      0.00%             0.00%
Ratio of net investment income (loss) to average net assets/(d)/       1.13%      0.94%             0.52%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/          -       0.94%                -
Portfolio turnover rate.........................................          2%        40%               20%
Number of shares outstanding at end of period (000's)...........    116,731      1,291             1,121
Net assets at end of period (000's)............................. $4,637,628    $11,134           $10,855

*Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

120
                        REPORT OF INDEPENDENT AUDITORS


To the Shareholders of and Board of Directors of VALIC Company I

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I (comprised of Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Government Securities Fund, Growth & Income Fund, Health Sciences Fund, Income & Growth Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Mid Cap Index Fund, Large Cap Growth Fund, Money Market I Fund, Nasdaq-100(R) Index Fund, Opportunities Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund) as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting VALIC Company I as of May 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                            /s/ Ernst & Young LLP

Houston, Texas
July 15, 2003

                                                                            121
                      DIRECTOR INFORMATION (Unaudited)
May 31, 2003




       Name, Birth Date        Position Held With
          and Address*           VALIC Complex    Year Service Began        Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Independent Directors
Dr. Judith L. Craven           Director                  1998        Retired Administrator. Formerly, President, United Way of
  DOB: October 6, 1945                                               the Texas Gulf Coast, a not for profit organization
                                                                     (1992-1998).




--------------------------------------------------------------------------------------------------------------------------------
William F. Devin               Director                  2001        Member, Board of Governors, Boston Stock Exchange
  DOB: December 30, 1938                                             (1985-Present). Formerly, Executive Vice President,
                                                                     Fidelity Capital Markets, a division of National Financial
                                                                     Services Corp. (1966-1996).

--------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director                  1998        Professor and Head, Department of Neuroscience, and
  DOB: July 15, 1949                                                 Visscher Chair of Physiology, University of Minnesota
                                                                     (1999-Present). Formerly, Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota (1995-1999);
                                                                     Professor of Neurosurgery, University of Minnesota
                                                                     (1980-1999); Consultant to EMPI Inc. (1994-1995); and
                                                                     Medtronic Inc. (1997-1998).

--------------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director                  1998        Municipal Court Judge, Dallas, Texas (1995-Present).
  DOB: July 27, 1940

--------------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director                  1984        Chairman--Scientific Advisory Board for The Robert A.
  DOB: March 2, 1912                                                 Welch Foundation (1983-Present); President Emeritus,
                                                                     Rice University, Houston, Texas (1985-Present).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director                  1984        Pastor Emeritus and Director of Planned Giving, First
  DOB: December 15, 1923                                             Presbyterian Church (1997-Present).

--------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director                  2001        Vice President of Massachusetts Capital Resources
  DOB: December 30, 1949                                             Company (1982-Present).

--------------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director                  1991        Retired. Formerly Director, Mid-American Waste, Inc.,
  DOB: September 26, 1930                                            (1993-1997); Chief Executive, Boy Scouts of America
                                                                     (1985-1993)

--------------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director                  1998        President, Meharry Medical College, Nashville,
  DOB: October 28, 1946                                              Tennessee (1994-Present).

--------------------------------------------------------------------------------------------------------------------------------

                               Number of Funds in Fund
       Name, Birth Date          Complex Overseen by
          and Address*              Director (2)             Other Directorships Held by Director (3)
-----------------------------------------------------------------------------------------------------------
Independent Directors
Dr. Judith L. Craven                     75            Director, A.G. Belo Corporation, a media company
  DOB: October 6, 1945                                 (1992-Present); Director SYSCO Corporation, a
                                                       food marketing and distribution company (1996-
                                                       Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board
                                                       of Regents (2001-Present).

-----------------------------------------------------------------------------------------------------------
William F. Devin                         75            None.
  DOB: December 30, 1938



-----------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                     37            None.
  DOB: July 15, 1949






-----------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            None.
  DOB: July 27, 1940

-----------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            None.
  DOB: March 2, 1912


-----------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            None.
  DOB: December 15, 1923

-----------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, Board of Overseers, Newton Wellesley
  DOB: December 30, 1949                               Hospital (1996-Present).

-----------------------------------------------------------------------------------------------------------
Ben H. Love                              37            None.
  DOB: September 26, 1930


-----------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, Monarch Dental Corporation
  DOB: October 28, 1946                                (1997-Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

122
                                                                   May 31, 2003
                 DIRECTOR INFORMATION (Unaudited) - CONTINUED



    Name, Birth Date     Position Held With
       and Address*        VALIC Complex    Year Service Began      Principal Occupations During Past Five Years
-----------------------------------------------------------------------------------------------------------------------
Interested Directors
Robert P. Condon (1)     Director                  2001        President, VALIC (2000-Present); Executive Vice
  DOB: December 28, 1941                                       President-Sales and Marketing, American General
                                                               Retirement Services (1999-Present). Formerly, Executive
                                                               Vice President, Fidelity Federal Bank
                                                               (1993-1999).
-----------------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)       Director                  2002        Formerly, Regional Manager, VALIC (1976-2001).
  DOB: July 4, 1943





-----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)     Director                  2001        President and Chief Executive Officer, SAAMCo
  DOB: January 23, 1954                                        (1995-Present); President, AIG SunAmerica Fund
                                                               Services, Inc. (1988-Present).
-----------------------------------------------------------------------------------------------------------------------

                         Number of Funds in Fund
    Name, Birth Date       Complex Overseen by
       and Address*           Director (2)          Other Directorships Held by Director (3)
-----------------------------------------------------------------------------------------------
Interested Directors
Robert P. Condon (1)               37            None.
  DOB: December 28, 1941



-----------------------------------------------------------------------------------------------
Paige T. Davis (1)                 37            Director, Maryland African American Museum
  DOB: July 4, 1943                              Corporation (1999-Present); Director, Maryland
                                                 Racing Commission (1996-Present); Director,
                                                 Morgan State University Foundation, Inc.
                                                 (1998-Present); Director, Maryland Health and
                                                 Higher Education Facilities Authority
                                                 (1987-Present).
-----------------------------------------------------------------------------------------------
Peter A. Harbeck (1)               83            None.
  DOB: January 23, 1954

-----------------------------------------------------------------------------------------------

* The business address for each Director is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo or an affiliated person of SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.

   Additional Information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

                                                                            123
May 31, 2003
           VALIC COMPANY I - SHAREHOLDER TAX INFORMATION (Unaudited)


Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2003.

During the year ended May 31, 2003, the Funds paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                              Net           Net                                Qualifying % for the
                                 Total      Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                           Dividends     Income    Capital Gains Tax Credit* Source Income  Received Deduction
----                          ------------ ----------- ------------- ----------- ------------- --------------------
Asset Allocation............. $  3,974,959 $ 3,974,959  $         -   $      -    $         -          37.72%
Capital Conservation.........    3,172,002   3,172,002            -          -              -            N/A
Core Equity..................    6,153,017   6,153,017            -          -              -         100.00%
Government Securities........    7,731,553   6,603,003    1,128,550          -              -            N/A
Growth & Income..............    1,435,004   1,435,004            -          -              -         100.00%
Income & Growth..............    2,693,004   2,693,004            -          -              -         100.00%
International Equities.......      930,002     930,002            -    250,615      2,353,857           1.01%
International Government Bond      671,332           -      671,332          -              -            N/A
International Growth I.......    6,113,264   6,113,264            -    898,518     10,340,633           0.14%
Large Cap Growth.............      253,510     253,510            -          -              -         100.00%
Mid Cap Index................   40,663,847   6,863,215   33,800,632          -              -         100.00%
Money Market.................    5,987,391   5,987,391            -          -              -            N/A
Small Cap Index..............    1,695,206   1,695,206            -          -              -          95.52%
Social Awareness.............   10,844,308   9,873,151      971,157          -              -         100.00%
Stock Index..................  130,503,753  46,820,984   83,682,769          -              -         100.00%
Value........................      109,752     109,752            -          -              -         100.00%

                                 Qualified
Fund                          Dividend Income+
----                          ----------------
Asset Allocation.............   $   593,432
Capital Conservation.........           N/A
Core Equity..................     1,903,942
Government Securities........           N/A
Growth & Income..............       998,170
Income & Growth..............     1,764,318
International Equities.......       930,002
International Government Bond           N/A
International Growth I.......     4,481,005
Large Cap Growth.............       253,510
Mid Cap Index................     4,584,252
Money Market.................           N/A
Small Cap Index..............       745,726
Social Awareness.............     2,186,914
Stock Index..................    24,244,916
Value........................        97,866

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.
+In accordance with the Jobs and Growth Tax Relief Reconciliation Act of 2003, the tax rate on dividends will be reduced to 15% for most taxpayers and 5% for those in the lowest income tax bracket for distributions made after December 31, 2003. This rate reduction applies to dividends received from domestic corporations and certain foreign corporations ("qualified dividend income"). The amounts in this column represent the maximum amount of qualified dividend income of the distributions made during the five months ending May 31, 2003.

--------------------------------------------------------------------------------

124
                               VALIC COMPANY I


BOARD OF DIRECTORS                           TRANSFER AND SHAREHOLDER SERVICE AGENT
Robert P. Condon                             The Variable Annuity
Judith L. Craven                             Life Insurance Company (VALIC)
Paige T. Davis                               2929 Allen Parkway
William F. Devin                             Houston, Texas 77019
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                     OFFICERS
Norman Hackerman                             Robert P. Condon,
Peter A. Harbeck                              Chairman
John W. Lancaster                            Evelyn M. Curran,
Kenneth J. Lavery                             President and Chief Executive Officer
Ben H. Love                                  John Packs,
John E. Maupin, Jr.                           Vice President and Senior Investment Officer
                                             Gregory R. Kingston,
CUSTODIAN                                     Treasurer and Chief Financial Officer
State Street Bank and Trust Company          Nori L. Gabert,
225 Franklin Street                           Vice President and Secretary
Boston, Massachusetts 02110                  Cynthia A. Gibbons,
                                              Chief Compliance Officer and Assistant Secretary
INVESTMENT ADVISER                           Robert M. Zakem,
The Variable Annuity                          Vice President and Assistant Secretary
Life Insurance Company (VALIC)               Donna Handel,
2929 Allen Parkway                            Vice President and Assistant Treasurer
Houston, Texas 77019                         Thomas C. Thompson,
                                              Assistant Secretary
INVESTMENT SUB-ADVISERS                      Kathryn A. Pearce,
AIG Global Investment Corp.                   Assistant Treasurer
175 Water Street                             Donald H. Guire,
New York, New York 10038                      Assistant Treasurer

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Founders Asset Management, LLC
2930 East Third Avenue
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

INDEPENDENT AUDITORS
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010




TO INSURANCE PRODUCT OWNERS:
 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect separate account charges under your insurance product. These charges would otherwise lower the performance information shown.

 If you would like further information about the material or products issued by VALIC, or any affiliate of American International Group, Inc., please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

--------------------------------------------------------------------------------

                                                                            125
                               VALIC COMPANY I


                                                               AIG VALIC ONLINE

                                                                 Account Access

                        Manage your account on the Web through AIG VALIC
                        Online!

   You must establish a Enjoy quick, easy and secure access -- now or anytime.
                        Go to www.aigvalic.com, and click on "View your account".
                        You'll find these exciting features:

Personal Identification .  View your current portfolio valuation.
                        . View your quarterly account and transaction confirmation statements.
    Number (PIN) before .  View fund performance.
    using the automated .  View information about your financial advisor.
      account services. .  Change your Personal Identification Number (PIN).
                        .  Change your address, e-mail and telephone number.
                        .  Change your allocation of future contributions.
                        .  Transfer money among investment options.
  Your PIN is valid for . Rebalance account to your desired allocation mix. both AIG VALIC by Phone . Perform loan modeling.
                        .  Request forms for a variety of services.
                        . Enroll in the electronic document delivery service. Start exploring AIG VALIC Online today by establishing at 1.800.428.2542 a Personal Identification Number (PIN)!
  and AIG VALIC Online. To set up a PIN through AIG VALIC Online:
                        .  Go to www.aigvalic.com.
                        .  Click "View your account".
                        .  Click "I am a new user".
                        . For verification, enter your Social Security number, last name and date of birth.
                        .  Choose, enter and verify your four-digit numeric
                           PIN.
                        . Click "I Agree" to accept AIG VALIC's access agreement (required).
                        . Verify and/or update your address, e-mail and telephone number information.
                        Your PIN setup is complete when the Client Summary screen appears.
                        This PIN is valid for both AIG VALIC by Phone at
                        1.800.428.2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.


--------------------------------------------------------------------------------

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures .

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     (a)  Not applicable.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/Evelyn M. Curran
    -----------------------------------
    Evelyn M. Curran
    President

Date: August 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Evelyn M. Curran
    -----------------------------------
    Evelyn M. Curran
    President

Date: August 7, 2003

By: /s/Gregory R. Kingston
    -----------------------------------
    Gregory R. Kingston
    Treasurer

Date: August 7, 2003